UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2023

Date of reporting period:	06/30/2023

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT             June 30, 2023

PSF Global Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Income Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Focused Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Stock Index Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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The Prudential Series Fund may offer three classes of shares in each portfolio: Class I, Class II and Class III. Class I and Class III shares are sold to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (Contracts). Class I shares are also sold to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such nonaffiliated insurance companies for the same types of Contracts. (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

Prudential Series Table of Contents	Semiannual Report	June 30, 2023

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	PSF Global Portfolio	A2

	PSF Mid-Cap Growth Portfolio	A11

	PSF Natural Resources Portfolio	A18

	PSF PGIM 50/50 Balanced Portfolio	A25

	PSF PGIM Flexible Managed Portfolio	A64

	PSF PGIM Government Income Portfolio	A105

	PSF PGIM Government Money Market Portfolio	A114

	PSF PGIM High Yield Bond Portfolio	A119

	PSF PGIM Jennison Blend Portfolio	A142

	PSF PGIM Jennison Focused Blend Portfolio	A149

	PSF PGIM Jennison Growth Portfolio	A156

	PSF PGIM Jennison Value Portfolio	A162

	PSF PGIM Total Return Bond Portfolio	A169

	PSF Small-Cap Stock Index Portfolio	A214

	PSF Stock Index Portfolio	A228

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2023

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
The Prudential Series Fund	July 31, 2023

The Prudential Series Fund	June 30, 2023

Presentation of Portfolio Holdings — unaudited

PSF Global Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Microsoft Corp.	Software	United States	4.9%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	United States	2.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	2.0%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	United States	2.0%

Amazon.com, Inc.	Broadline Retail	United States	1.8%

Mastercard, Inc. (Class A Stock)	Financial Services	United States	1.5%

Visa, Inc. (Class A Stock)	Financial Services	United States	1.2%

Becton, Dickinson & Co.	Health Care Equipment & Supplies	United States	1.1%

Johnson & Johnson	Pharmaceuticals	United States	1.1%

Southern Co. (The)	Electric Utilities	United States	1.0%

PSF Mid-Cap Growth Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

Copart, Inc.	Commercial Services & Supplies	2.5%

Dexcom, Inc.	Health Care Equipment & Supplies	2.2%

MongoDB, Inc.	IT Services	2.1%

Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	2.0%

Trade Desk, Inc. (The) (Class A Stock)	Media	2.0%

Quanta Services, Inc.	Construction & Engineering	1.9%

Ross Stores, Inc.	Specialty Retail	1.9%

Palo Alto Networks, Inc.	Software	1.6%

Trane Technologies PLC	Building Products	1.6%

HubSpot, Inc.	Software	1.6%

PSF Natural Resources Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

TotalEnergies SE	Integrated Oil & Gas	France	3.6%

Exxon Mobil Corp.	Integrated Oil & Gas	United States	3.5%

ConocoPhillips	Oil & Gas Exploration & Production	United States	3.3%

Shell PLC	Integrated Oil & Gas	Netherlands	3.1%

Hess Corp.	Oil & Gas Exploration & Production	United States	2.9%

Chevron Corp.	Integrated Oil & Gas	United States	2.6%

EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	2.4%

Linde PLC	Industrial Gases	United States	2.0%

BP PLC	Integrated Oil & Gas	United Kingdom	2.0%

Schlumberger NV	Oil & Gas Equipment & Services	United States	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

PSF PGIM 50/50 Balanced Portfolio (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.7%

Microsoft Corp.	Software	3.3%

Amazon.com, Inc.	Broadline Retail	1.5%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.9%

Tesla, Inc.	Automobiles	0.9%

iShares Core S&P 500 ETF	Unaffiliated Exchange-Traded Funds	0.9%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	0.8%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.8%

Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	0.8%

PSF PGIM Flexible Managed Portfolio (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	4.6%

Microsoft Corp.	Software	4.3%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.0%

Amazon.com, Inc.	Broadline Retail	1.9%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.2%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.1%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.0%

Johnson & Johnson	Pharmaceuticals	1.0%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.0%

Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	0.9%

PSF PGIM Government Income Portfolio (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	98.8%

Cash/Cash Equivalents	1.2%

Total Investments	100.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

The Prudential Series Fund	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

PSF PGIM Government Money Market Portfolio (As of 06/30/2023)

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets

Federal Home Loan Bank	5.075%	09/08/2023	3.1%

U.S. Treasury Bills	5.102%	07/13/2023	2.8%

Federal Home Loan Bank	5.044%	07/26/2023	2.2%

U.S. Treasury Bills	5.040%	08/15/2023	2.2%

Federal Home Loan Bank	5.075%	08/16/2023	2.1%

Federal Home Loan Bank	5.080%	10/03/2023	2.0%

U.S. Treasury Bills	5.315%	10/10/2023	1.9%

U.S. Treasury Bills	5.304%	10/24/2023	1.8%

Federal Home Loan Bank	5.160%	09/21/2023	1.6%

Federal Home Loan Bank	5.076%	08/18/2023	1.5%

Holdings reflect only short-term investments.

PSF PGIM High Yield Bond Portfolio (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	9.3%

BBB	4.7%

BB	26.6%

B	39.1%

CCC	11.8%

CC	1.5%

C	0.9%

D	0.2%

NR	3.5%

Cash/Cash Equivalents	2.4%

Total Investments	100.0%

PSF PGIM Jennison Blend Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	5.5%

Apple, Inc.	Technology Hardware, Storage & Peripherals	5.5%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.8%

Eli Lilly & Co.	Pharmaceuticals	3.5%

Amazon.com, Inc.	Broadline Retail	3.2%

ConocoPhillips	Oil, Gas & Consumable Fuels	2.5%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.5%

Tesla, Inc.	Automobiles	2.4%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	2.4%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

The Prudential Series Fund	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

PSF PGIM Jennison Focused Blend Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	7.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.9%

Eli Lilly & Co.	Pharmaceuticals	4.5%

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.6%

Amazon.com, Inc.	Broadline Retail	3.3%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	3.0%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	3.0%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2.8%

Walmart, Inc.	Consumer Staples Distribution & Retail	2.8%

ConocoPhillips	Oil, Gas & Consumable Fuels	2.6%

PSF PGIM Jennison Growth Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	8.3%

Microsoft Corp.	Software	8.1%

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.7%

Amazon.com, Inc.	Broadline Retail	5.3%

Tesla, Inc.	Automobiles	4.7%

Eli Lilly & Co.	Pharmaceuticals	3.1%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	3.0%

Visa, Inc. (Class A Stock)	Financial Services	3.0%

Mastercard, Inc. (Class A Stock)	Financial Services	2.5%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	2.5%

PSF PGIM Jennison Value Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

JPMorgan Chase & Co.	Banks	3.3%

Chevron Corp.	Oil, Gas & Consumable Fuels	3.0%

Eli Lilly & Co.	Pharmaceuticals	2.9%

Bristol-Myers Squibb Co.	Pharmaceuticals	2.8%

Linde PLC	Chemicals	2.6%

Chubb Ltd.	Insurance	2.6%

Walmart, Inc.	Consumer Staples Distribution & Retail	2.5%

Microsoft Corp.	Software	2.4%

McDonald’s Corp.	Hotels, Restaurants & Leisure	2.4%

Bank of America Corp.	Banks	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

PSF PGIM Total Return Bond Portfolio (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	53.8%

AA	2.9%

A	11.1%

BBB	17.4%

BB	6.8%

B	4.0%

CCC	0.7%

CC	0.1%

C	0.2%

NR	3.5%

Cash/Cash Equivalents	-0.5%

Total Investments	100.0%

PSF Small-Cap Stock Index Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

SPS Commerce, Inc.	Software	0.7%

Rambus, Inc.	Semiconductors & Semiconductor Equipment	0.7%

Axcelis Technologies, Inc.	Semiconductors & Semiconductor Equipment	0.6%

Comfort Systems USA, Inc.	Construction & Engineering	0.6%

elf Beauty, Inc.	Personal Care Products	0.6%

Onto Innovation, Inc.	Semiconductors & Semiconductor Equipment	0.6%

ATI, Inc.	Metals & Mining	0.6%

Applied Industrial Technologies, Inc.	Trading Companies & Distributors	0.6%

Ensign Group, Inc. (The)	Health Care Providers & Services	0.5%

Meritage Homes Corp.	Household Durables	0.5%

PSF Stock Index Portfolio (As of 06/30/2023)

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	7.5%

Microsoft Corp.	Software	6.6%

Amazon.com, Inc.	Broadline Retail	3.0%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.7%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.9%

Tesla, Inc.	Automobiles	1.8%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.7%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.6%

Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	1.6%

UnitedHealth Group, Inc.	Health Care Providers & Services	1.2%

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund	June 30, 2023

Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF Global (Class I)	Actual	$1,000.00	$1,112.30	0.78%	$4.09
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

PSF Global (Class III)	Actual	$1,000.00	$1,110.80	1.03%	$5.39
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

PSF Mid-Cap Growth (Class I)	Actual	$1,000.00	$1,153.30	0.65%	$3.47
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

PSF Mid-Cap Growth (Class II)	Actual	$1,000.00	$1,150.70	1.05%	$5.60
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

PSF Mid-Cap Growth (Class III)	Actual	$1,000.00	$1,151.60	0.90%	$4.80
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

PSF Natural Resources (Class I)	Actual	$1,000.00	$ 989.00	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

PSF Natural Resources (Class II)	Actual	$1,000.00	$ 986.90	0.89%	$4.38
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

PSF Natural Resources (Class III)	Actual	$1,000.00	$ 988.00	0.74%	$3.65
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

PSF PGIM 50/50 Balanced (Class I)	Actual	$1,000.00	$1,092.20	0.57%	$2.96
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

PSF PGIM 50/50 Balanced (Class III)	Actual	$1,000.00	$1,090.80	0.82%	$4.25
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Flexible Managed (Class I)	Actual	$1,000.00	$1,105.70	0.61%	$3.18
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

The Prudential Series Fund	June 30, 2023

Fees and Expenses — unaudited (continued)

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF PGIM Flexible Managed (Class III)	Actual	$1,000.00	$1,104.30	0.86%	$4.49
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

PSF PGIM Government Income (Class I)	Actual	$1,000.00	$1,019.70	0.50%	$2.50
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PSF PGIM Government Income	Actual	$1,000.00	$1,019.00	0.75%	$3.75
(Class III)	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

PSF PGIM Government Money Market	Actual	$1,000.00	$1,022.50	0.32%	$1.60
(Class I)	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

PSF PGIM Government Money Market	Actual	$1,000.00	$1,021.30	0.57%	$2.86
(Class III)	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

PSF PGIM High Yield Bond (Class I)	Actual	$1,000.00	$1,043.90	0.57%	$2.89
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

PSF PGIM High Yield Bond (Class III)	Actual	$1,000.00	$1,042.40	0.82%	$4.15
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Blend (Class I)	Actual	$1,000.00	$1,198.70	0.46%	$2.51
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

PSF PGIM Jennison Blend (Class II)	Actual	$1,000.00	$1,196.20	0.86%	$4.68
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

PSF PGIM Jennison Blend (Class III)	Actual	$1,000.00	$1,197.20	0.71%	$3.87
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

PSF PGIM Jennison Focused Blend	Actual	$1,000.00	$1,193.40	0.87%	$4.73
(Class I)	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Jennison Focused Blend	Actual	$1,000.00	$1,190.70	1.27%	$6.90
(Class II)	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36

PSF PGIM Jennison Focused Blend	Actual	$1,000.00	$1,191.90	1.12%	$6.09
(Class III)	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

PSF PGIM Jennison Growth (Class I)	Actual	$1,000.00	$1,370.90	0.62%	$3.64
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

PSF PGIM Jennison Growth (Class II)	Actual	$1,000.00	$1,368.20	1.02%	$5.99
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

PSF PGIM Jennison Growth (Class III)	Actual	$1,000.00	$1,369.20	0.87%	$5.11
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Jennison Value (Class I)	Actual	$1,000.00	$1,062.00	0.42%	$2.15
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

PSF PGIM Jennison Value (Class II)	Actual	$1,000.00	$1,059.80	0.82%	$4.19
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Value (Class III)	Actual	$1,000.00	$1,060.40	0.67%	$3.42
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

PSF PGIM Total Return Bond (Class I)	Actual	$1,000.00	$1,027.70	0.43%	$2.16
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

PSF PGIM Total Return Bond (Class III)	Actual	$1,000.00	$1,026.40	0.68%	$3.42
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

PSF Small-Cap Stock Index (Class I)	Actual	$1,000.00	$1,058.90	0.38%	$1.94
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

The Prudential Series Fund	June 30, 2023

Fees and Expenses — unaudited (continued)

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF Small-Cap Stock Index (Class III)	Actual	$1,000.00	$1,057.50	0.63%	$3.21
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

PSF Stock Index (Class I)	Actual	$1,000.00	$1,167.30	0.29%	$1.56
	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PSF Stock Index (Class III)	Actual	$1,000.00	$1,165.80	0.54%	$2.90
	Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNS — Bank of Nova Scotia

BOA — Bank of America, N.A.

BOS — Bank of America Securities, Inc.

CAG — Credit Agricole Corporate & Investment Bank

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBC — Canadian Imperial Bank of Commerce

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

DAC — Designated Activity Company

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

NWS — NatWest Markets Securities, Inc.

OTC — Over-the-counter

PIK — Payment-in-Kind

PIPE — Private Investments in Public Equity

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

UBS — UBS Securities LLC

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

XAMS — Amsterdam Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Australia — 0.9%
ANZ Group Holdings Ltd.	29,400	$465,396
Bank of Queensland Ltd.	148,800	545,329
Beach Energy Ltd.	395,200	356,311
BHP Group Ltd.	24,100	724,493
Elders Ltd.	99,500	437,132
Fortescue Metals Group Ltd.	36,400	540,130
Harvey Norman Holdings Ltd.(a)	315,300	733,370
Inghams Group Ltd.	9,000	15,759
JB Hi-Fi Ltd.	25,500	746,301
McMillan Shakespeare Ltd.	43,900	529,485
Metcash Ltd.	221,800	556,782
New Hope Corp. Ltd.	227,600	737,310
Perenti Ltd.*(a)	432,300	296,244
Rio Tinto Ltd.	12,400	949,588
St. Barbara Ltd.*	167,890	54,534
Stockland, REIT	226,700	609,434
Super Retail Group Ltd.	85,400	653,421

		8,951,019

Austria — 0.2%
BAWAG Group AG, 144A*	12,200	562,446
OMV AG	22,300	946,907
Wienerberger AG	26,400	808,121

		2,317,474

Belgium — 0.1%
Bekaert SA	15,700	711,562
Telenet Group Holding NV	23,500	529,554

		1,241,116

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	413,600	1,261,997
MercadoLibre, Inc.*	1,421	1,683,317
Yara International ASA	13,700	484,047

		3,429,361

Canada — 2.2%
Canadian Pacific Kansas City Ltd.(a)	92,417	7,464,521
Dollarama, Inc.	51,380	3,479,761
Intact Financial Corp.	18,348	2,832,912
Magna International, Inc.	19,460	1,098,322
Suncor Energy, Inc.	85,286	2,500,586
TC Energy Corp.(a)	90,297	3,648,902
Toronto-Dominion Bank (The)	30,203	1,872,027

		22,897,031

China — 0.4%
Alibaba Group Holding Ltd.*	276,800	2,881,441
China Resources Cement Holdings Ltd.	1,042,000	431,017
China Tourism Group Duty Free Corp. Ltd. (Class H Stock), 144A*(a)	32,500	440,958
Kingboard Holdings Ltd.	216,000	590,796
Lee & Man Paper Manufacturing Ltd.	745,000	248,013

		4,592,225

	Shares	Value

COMMON STOCKS (continued)
Denmark — 1.1%
D/S Norden A/S	11,300	$564,242
Danske Bank A/S*	43,400	1,057,068
DSV A/S	12,468	2,618,798
Jyske Bank A/S*	10,600	806,368
Novo Nordisk A/S, ADR	5,290	856,081
Novo Nordisk A/S (Class B Stock)	23,800	3,844,648
Pandora A/S	9,500	849,126
Spar Nord Bank A/S	35,000	547,761

		11,144,092

Finland — 0.2%
Cargotec OYJ (Class B Stock)	8,200	451,242
Nokia OYJ	134,300	562,698
Nordea Bank Abp	83,600	910,628
Valmet OYJ	14,900	414,764

		2,339,332

France — 4.7%
Airbus SE	20,018	2,894,237
Arkema SA	8,700	820,379
AXA SA	24,500	724,007
BNP Paribas SA	17,400	1,098,044
Bouygues SA	25,100	843,195
Capgemini SE	3,200	605,896
Carrefour SA	28,100	532,515
Cie de Saint-Gobain	20,400	1,242,083
Cie Generale des Etablissements Michelin SCA	22,400	662,622
Coface SA	40,100	553,138
Credit Agricole SA	63,500	753,990
Dassault Systemes SE	58,379	2,586,830
Euroapi SA*	1	11
Ipsen SA	4,700	565,769
L’Oreal SA	6,641	3,097,868
LVMH Moet Hennessy Louis Vuitton SE	9,978	9,408,379
Nexity SA	13,100	264,854
Orange SA	50,900	594,840
Rexel SA	37,700	931,715
Rubis SCA	22,100	536,874
Safran SA	16,653	2,609,687
Sartorius Stedim Biotech	5,195	1,297,471
Societe BIC SA	11,300	647,718
Societe Generale SA	22,300	579,939
Sopra Steria Group SACA	3,800	758,652
TotalEnergies SE	45,000	2,583,209
TotalEnergies SE, ADR	135,803	7,827,685
Vinci SA	34,889	4,053,941

		49,075,548

Germany — 2.0%
Allianz SE	2,900	675,479
Aurubis AG	8,900	764,168
Bayer AG	20,600	1,140,314
Bayerische Motoren Werke AG	18,800	2,312,533
Daimler Truck Holding AG	8,800	317,171
Deutsche Group AG	25,100	1,226,443
Deutsche Telekom AG	19,700	429,825

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	18,600	$515,904
Infineon Technologies AG	63,289	2,606,383
Mercedes-Benz Group AG	24,500	1,972,036
Muenchener
Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	525,578
Siemens AG, ADR	74,811	6,239,985
Siltronic AG	3,600	275,442
United Internet AG	18,400	259,081
Volkswagen AG	7,100	1,186,757

		20,447,099

Hong Kong — 0.5%
AIA Group Ltd.	212,200	2,155,209
PAX Global Technology Ltd.	710,000	540,252
Techtronic Industries Co. Ltd.	119,000	1,301,338
Tongda Group Holdings Ltd.*	8,180,000	99,396
WH Group Ltd., 144A	1,839,000	979,404
Yue Yuen Industrial Holdings Ltd.	296,500	388,160

		5,463,759

India — 0.9%
HDFC Bank Ltd., ADR	45,548	3,174,696
Infosys Ltd., ADR(a)	112,659	1,810,430
Reliance Industries Ltd., 144A, GDR	66,465	4,139,098

		9,124,224

Indonesia — 0.0%
First Resources Ltd.	457,100	471,587

Israel — 0.1%
Oil Refineries Ltd.	2,053,400	588,636

Italy — 0.9%
A2A SpA	329,100	602,085
Coca-Cola HBC AG	30,400	906,828
Ferrari NV	7,010	2,279,722
Leonardo SpA	55,900	634,738
Mediobanca Banca di Credito Finanziario SpA	65,300	781,804
Moncler SpA	26,440	1,829,324
Piaggio & C SpA	135,000	560,161
Pirelli & C SpA, 144A*	171,800	849,320
UnipolSai Assicurazioni SpA	253,700	629,070

		9,073,052

Japan — 4.8%
AGC, Inc.	13,600	489,273
Bell System24 Holdings, Inc.	67,400	637,881
BIPROGY, Inc.	21,200	521,579
Brother Industries Ltd.	44,300	648,400
Central Glass Co. Ltd.	22,900	490,999
Citizen Watch Co. Ltd.	91,200	549,802
Credit Saison Co. Ltd.	42,600	655,129
Daihen Corp.	14,200	549,438
Dai-ichi Life Holdings, Inc.	27,600	524,949
Daikin Industries Ltd.	13,600	2,786,712
Daiwa House Industry Co. Ltd.	19,500	515,229
DCM Holdings Co. Ltd.	71,900	609,296
DTS Corp.	13,000	306,910

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
EDION Corp.	63,900	$645,543
Ferrotec Holdings Corp.	21,700	552,461
Fuji Corp.	34,400	610,117
GungHo Online Entertainment, Inc.	22,600	445,029
Gunze Ltd.	17,000	524,497
Hazama Ando Corp.	92,500	691,864
Honda Motor Co. Ltd.	49,300	1,493,487
Hoya Corp.	19,400	2,321,525
Isuzu Motors Ltd.	78,200	948,663
ITOCHU Corp.	30,200	1,199,591
Itoham Yonekyu Holdings, Inc.	87,300	439,304
Japan Aviation Electronics Industry Ltd.	20,500	429,078
Japan Lifeline Co. Ltd.	79,400	569,902
KDDI Corp.	16,600	512,660
Keiyo Bank Ltd. (The)	76,500	283,256
Keyence Corp.	7,000	3,326,097
Komeri Co. Ltd.	22,500	458,734
Lintec Corp.	30,000	474,185
Macnica Holdings, Inc.	16,000	664,904
Marubeni Corp.	56,200	957,873
Mitsubishi Gas Chemical Co., Inc.	26,000	378,749
Mitsubishi HC Capital, Inc.	134,200	796,800
Mitsubishi UFJ Financial Group, Inc.	113,900	839,565
Mitsui & Co. Ltd.	25,300	957,550
Mitsui Chemicals, Inc.	29,200	860,692
Mizuho Financial Group, Inc.	47,800	730,646
Nippon Telegraph & Telephone Corp.	642,500	760,274
Nishi-Nippon Financial Holdings, Inc.	48,600	431,686
Nitto Kogyo Corp.	21,000	519,055
Nomura Holdings, Inc.	145,600	555,103
Nomura Real Estate Holdings, Inc.	19,200	456,473
Ono Pharmaceutical Co. Ltd.	23,400	422,216
ORIX Corp.	31,900	581,735
Resona Holdings, Inc.	96,300	461,082
Sankyu, Inc.	18,100	599,082
Seiko Epson Corp.	50,700	791,538
Seino Holdings Co. Ltd.	59,100	841,513
Shin-Etsu Chemical Co. Ltd.	85,500	2,857,235
Shionogi & Co. Ltd.	19,800	835,153
Shiseido Co. Ltd.	46,000	2,085,168
SKY Perfect JSAT Holdings, Inc.	151,000	599,971
Sumitomo Heavy Industries Ltd.	32,300	773,629
Sumitomo Mitsui Financial Group, Inc.	22,200	951,480
Teijin Ltd.	67,300	675,154
Toagosei Co. Ltd.	59,100	530,276
Tokuyama Corp.	26,500	437,373
Tokyo Seimitsu Co. Ltd.	11,700	647,857
Towa Pharmaceutical Co. Ltd.	28,200	347,427
Transcosmos, Inc.	25,100	624,571
Tsubakimoto Chain Co.	17,000	433,941
Yokohama Rubber Co. Ltd. (The)	27,300	599,764

		50,217,125

Netherlands — 2.1%
ABN AMRO Bank NV, 144A, CVA	51,300	797,369
Adyen NV, 144A*	1,471	2,547,283
Aegon NV	215,700	1,094,975
ASML Holding NV (XAMS)	5,235	3,797,095
ASML Holding NV (XNGS)	8,368	6,064,708

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Netherlands (cont’d.)
ASR Nederland NV	17,000	$766,760
ING Groep NV	71,300	961,238
Koninklijke Ahold Delhaize NV	52,100	1,776,247
NN Group NV	18,700	692,230
Randstad NV	9,600	506,301
Shell PLC	97,900	2,920,522

		21,924,728

New Zealand — 0.0%
Air New Zealand Ltd.*	887,700	426,151

Norway — 0.4%
DNB Bank ASA	43,600	815,351
Equinor ASA	84,584	2,462,991
Mowi ASA	29,900	474,394

		3,752,736

Singapore — 0.2%
DBS Group Holdings Ltd.	19,500	455,379
Jardine Cycle & Carriage Ltd.	47,000	1,211,942

		1,667,321

South Africa — 0.1%
Anglo American PLC	21,700	617,875

South Korea — 0.6%
LG Energy Solution Ltd.*	4,030	1,699,017
Samsung Electronics Co. Ltd., GDR	2,308	3,199,400
Samsung SDI Co. Ltd.	3,750	1,914,879

		6,813,296

Spain — 0.8%
Amadeus IT Group SA*	55,804	4,249,496
Banco Santander SA	249,200	922,573
Endesa SA(a)	24,600	528,596
Mapfre SA(a)	343,700	683,284
Repsol SA(a)	94,700	1,377,317
Telefonica SA	142,100	576,920

		8,338,186

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	165,936	2,395,598
Boliden AB	18,300	530,300
Evolution AB, 144A	21,939	2,780,194
Hexagon AB (Class B Stock)	197,176	2,425,329
Indutrade AB	34,841	786,379
Securitas AB (Class B Stock)	56,200	461,613
Skanska AB (Class B Stock)	31,100	436,348
SKF AB (Class B Stock)	42,500	740,584
Swedbank AB (Class A Stock)	27,700	467,469
Telefonaktiebolaget LM Ericsson (Class B Stock)	80,900	439,554
Volvo AB (Class B Stock)	62,000	1,283,091

		12,746,459

Switzerland — 2.0%
Adecco Group AG	19,800	648,477
Baloise Holding AG	4,300	632,496
Bucher Industries AG	2,300	1,017,839
Forbo Holding AG	500	718,005

	Shares	Value

COMMON STOCKS (continued)
Switzerland (cont’d.)
Helvetia Holding AG	6,400	$867,420
Julius Baer Group Ltd.	9,600	605,832
Lonza Group AG	5,434	3,247,971
Novartis AG	41,100	4,143,679
Partners Group Holding AG	1,295	1,220,978
Straumann Holding AG	14,528	2,362,341
UBS Group AG	133,700	2,709,921
Zurich Insurance Group AG	4,711	2,240,969

		20,415,928

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	233,000	4,304,287

United Kingdom — 4.3%
3i Group PLC	38,200	946,862
Ashtead Group PLC	35,713	2,476,014
Associated British Foods PLC	23,800	602,684
AstraZeneca PLC	32,735	4,692,702
Aviva PLC	97,700	491,554
BAE Systems PLC	50,600	596,637
Barratt Developments PLC	61,900	325,329
Bellway PLC	23,200	586,613
British American Tobacco PLC	20,500	681,122
BT Group PLC	399,900	622,298
Bunzl PLC	79,922	3,045,674
Centrica PLC	349,400	550,914
CK Hutchison Holdings Ltd.	117,500	717,143
CNH Industrial NV	49,100	708,150
Coca-Cola Europacific Partners PLC	9,300	599,199
Compass Group PLC	137,774	3,858,106
Crest Nicholson Holdings PLC	143,814	345,031
Diageo PLC	61,243	2,632,898
DS Smith PLC	144,900	501,409
Halma PLC	55,649	1,610,781
Imperial Brands PLC	30,900	683,955
International Consolidated Airlines Group SA*	150,000	309,530
Investec PLC	116,500	652,766
J Sainsbury PLC	286,500	979,394
Keller Group PLC	48,200	427,808
Kingfisher PLC	357,200	1,052,754
Legal & General Group PLC	220,600	638,704
Lloyds Banking Group PLC	1,329,500	737,006
London Stock Exchange Group PLC	30,690	3,266,441
Marks & Spencer Group PLC*	279,900	686,098
Paragon Banking Group PLC	101,300	684,371
Premier Foods PLC	264,100	427,974
Redde Northgate PLC	108,700	517,563
Redrow PLC	77,600	435,656
Rentokil Initial PLC	378,712	2,961,039
Spirax-Sarco Engineering PLC	11,157	1,470,539
Taylor Wimpey PLC	263,400	344,104
Tesco PLC	301,000	949,519
Virgin Money UK PLC	277,600	528,609
Vistry Group PLC	29,222	245,404

		44,590,354

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States — 66.0%
Abbott Laboratories	16,741	$1,825,104
AbbVie, Inc.	18,903	2,546,801
Accenture PLC (Class A Stock)	7,654	2,361,871
Adobe, Inc.*	3,460	1,691,905
Advanced Micro Devices, Inc.*	41,142	4,686,485
Agilent Technologies, Inc.	3,920	471,380
Air Products & Chemicals, Inc.	13,467	4,033,771
Alphabet, Inc. (Class A Stock)*	174,950	20,941,515
Alphabet, Inc. (Class C Stock)*	26,847	3,247,682
Amazon.com, Inc.*	145,065	18,910,673
Ameren Corp.	40,843	3,335,648
American Express Co.	6,925	1,206,335
American International Group, Inc.	119,228	6,860,379
American Tower Corp., REIT	13,487	2,615,669
AMETEK, Inc.	31,542	5,106,019
Amphenol Corp. (Class A Stock)	30,300	2,573,985
Aon PLC (Class A Stock)	17,535	6,053,082
Apple, Inc.	105,929	20,547,048
Applied Materials, Inc.	29,945	4,328,250
Arista Networks, Inc.*	9,448	1,531,143
Arthur J. Gallagher & Co.	11,149	2,447,986
Autodesk, Inc.*	5,644	1,154,819
AvalonBay Communities, Inc., REIT	48,102	9,104,266
Baker Hughes Co.	59,091	1,867,867
Bank of America Corp.	270,147	7,750,517
Baxter International, Inc.	83,370	3,798,337
Becton, Dickinson & Co.(a)	44,999	11,880,186
Best Buy Co., Inc.	37,388	3,063,947
Boston Scientific Corp.*	145,630	7,877,127
Bristol-Myers Squibb Co.	38,729	2,476,720
Cadence Design Systems, Inc.*	28,524	6,689,449
Caterpillar, Inc.	2,357	579,940
CF Industries Holdings, Inc.	43,155	2,995,820
Chipotle Mexican Grill, Inc.*	1,119	2,393,541
Chubb Ltd.	42,791	8,239,835
Cigna Group (The)	20,735	5,818,241
Cisco Systems, Inc.	37,295	1,929,643
CME Group, Inc.	11,544	2,138,988
Coca-Cola Co. (The)	43,146	2,598,252
Colgate-Palmolive Co.	64,551	4,973,009
Conagra Brands, Inc.(a)	175,756	5,926,492
ConocoPhillips	22,306	2,311,125
CoStar Group, Inc.*	56,395	5,019,155
CSL Ltd.	10,580	1,959,192
Cummins, Inc.	18,213	4,465,099
CVS Health Corp.	57,096	3,947,046
Danaher Corp.	6,400	1,536,000
Dominion Energy, Inc.	80,546	4,171,477
Eaton Corp. PLC	21,561	4,335,917
Elanco Animal Health, Inc.*	176,982	1,780,439
Electronic Arts, Inc.	20,903	2,711,119
Elevance Health, Inc.	16,445	7,306,349
Eli Lilly & Co.	12,147	5,696,700
EOG Resources, Inc.	14,950	1,710,878
EQT Corp.	46,800	1,924,884
Equifax, Inc.(a)	3,578	841,903
Equitable Holdings, Inc.	158,681	4,309,776
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,407	4,007,527

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Experian PLC	65,138	$2,500,062
Exxon Mobil Corp.	48,319	5,182,213
Fifth Third Bancorp	149,426	3,916,455
Fiserv, Inc.*	71,497	9,019,347
Gartner, Inc.*	7,806	2,734,520
General Electric Co.	41,960	4,609,306
Globant SA*(a)	3,978	714,926
GSK PLC	145,400	2,576,861
Hartford Financial Services Group, Inc. (The)	73,869	5,320,045
Hess Corp.	13,908	1,890,793
Hilton Worldwide Holdings, Inc.	28,887	4,204,503
Holcim AG*	20,100	1,354,886
Howmet Aerospace, Inc.	40,033	1,984,035
Huntington Bancshares, Inc.	330,998	3,568,158
ICON PLC*(a)	16,131	4,035,976
International Paper Co.	88,148	2,803,988
Intuit, Inc.	8,568	3,925,772
Johnson & Johnson	71,010	11,753,575
Johnson Controls International PLC	49,364	3,363,663
Kenvue, Inc.*(a)	30,860	815,321
Kimberly-Clark Corp.	33,456	4,618,935
KLA Corp.	4,715	2,286,869
Kohl’s Corp.(a)	71,764	1,654,160
L3Harris Technologies, Inc.	33,556	6,569,258
Lam Research Corp.	6,385	4,104,661
Las Vegas Sands Corp.*	71,098	4,123,684
Linde PLC	22,549	8,592,973
Lululemon Athletica, Inc.*	10,914	4,130,949
Martin Marietta Materials, Inc.	3,325	1,535,119
Mastercard, Inc. (Class A Stock)	38,738	15,235,655
Medtronic PLC	69,203	6,096,784
Merck & Co., Inc.	37,337	4,308,316
Meta Platforms, Inc. (Class A Stock)*	33,525	9,621,005
Microsoft Corp.	150,446	51,232,881
MSCI, Inc.	12,693	5,956,698
News Corp. (Class A Stock)	275,910	5,380,245
Norfolk Southern Corp.	14,789	3,353,554
NVIDIA Corp.	48,218	20,397,178
O’Reilly Automotive, Inc.*	3,160	3,018,748
Pfizer, Inc.	117,984	4,327,653
Philip Morris International, Inc.	93,355	9,113,315
QUALCOMM, Inc.	74,639	8,885,027
Regeneron Pharmaceuticals, Inc.*	3,898	2,800,869
Roche Holding AG	2,800	855,316
Rockwell Automation, Inc.	8,646	2,848,425
RPM International, Inc.	23,337	2,094,029
Sanofi	17,300	1,862,445
Sempra Energy	34,675	5,048,333
ServiceNow, Inc.*	9,278	5,213,958
Sherwin-Williams Co. (The)	10,278	2,729,015
Signify NV, 144A	22,700	636,371
Southern Co. (The)	148,710	10,446,878
Southwest Airlines Co.	70,920	2,568,013
Spotify Technology SA*	13,953	2,240,154
Stanley Black & Decker, Inc.	54,263	5,084,986
Stellantis NV	46,200	812,138
STERIS PLC	7,500	1,687,350
Synopsys, Inc.*	11,759	5,119,986

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Take-Two Interactive Software, Inc.*	11,695	$1,721,036
Texas Instruments, Inc.	7,310	1,315,946
Thermo Fisher Scientific, Inc.	8,738	4,559,052
Tyson Foods, Inc. (Class A Stock)	47,454	2,422,052
U.S. Bancorp	153,988	5,087,764
Union Pacific Corp.	20,250	4,143,555
United Parcel Service, Inc. (Class B Stock)	15,273	2,737,685
UnitedHealth Group, Inc.	4,593	2,207,580
Veeva Systems, Inc. (Class A Stock)*	5,059	1,000,316
Verisk Analytics, Inc.	31,004	7,007,834
Verizon Communications, Inc.	114,123	4,244,234
Vertex Pharmaceuticals, Inc.*	18,457	6,495,203
Visa, Inc. (Class A Stock)(a)	52,501	12,467,938
Vulcan Materials Co.	34,373	7,749,049
Walmart, Inc.	48,769	7,665,511
Walt Disney Co. (The)*	36,469	3,255,952
Wells Fargo & Co.	240,224	10,252,760
Western Digital Corp.*	118,596	4,498,346
Weyerhaeuser Co., REIT	173,449	5,812,276
Williams Cos., Inc. (The)	15,215	496,465
Zimmer Biomet Holdings, Inc.	44,821	6,525,938
Zoetis, Inc.	21,726	3,741,434

		686,888,577

TOTAL LONG-TERM INVESTMENTS (cost $805,848,691)		1,013,858,578

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(ww)	5,650,419	5,650,419

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Core Ultra Short Bond Fund(ww)	17,408,221	$17,408,221
PGIM Institutional Money Market Fund (cost $40,036,802; includes $39,828,963 of cash collateral for securities on loan)(b)(ww)	40,089,515	40,061,452

TOTAL SHORT-TERM INVESTMENTS (cost $63,095,442)		63,120,092

TOTAL INVESTMENTS—103.4% (cost $868,944,133)		1,076,978,670
Liabilities in excess of other assets — (3.4)%		(35,726,225)

NET ASSETS — 100.0%		$1,041,252,445

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,432,823; cash collateral of $39,828,963 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(ww)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$8,951,019	$—
Austria	—	2,317,474	—
Belgium	—	1,241,116	—
Brazil	2,945,314	484,047	—
Canada	22,897,031	—	—
China	—	4,592,225	—
Denmark	856,081	10,288,011	—
Finland	—	2,339,332	—
France	7,827,685	41,247,863	—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Germany	$6,239,985	$14,207,114	$—
Hong Kong	—	5,463,759	—
India	4,985,126	4,139,098	—
Indonesia	—	471,587	—
Israel	—	588,636	—
Italy	2,279,722	6,793,330	—
Japan	—	50,217,125	—
Netherlands	6,064,708	15,860,020	—
New Zealand	—	426,151	—
Norway	—	3,752,736	—
Singapore	—	1,667,321	—
South Africa	—	617,875	—
South Korea	—	6,813,296	—
Spain	—	8,338,186	—
Sweden	—	12,746,459	—
Switzerland	—	20,415,928	—
Taiwan	—	4,304,287	—
United Kingdom	599,199	43,991,155	—
United States	674,331,306	12,557,271	—
Short-Term Investments
Affiliated Mutual Funds	63,120,092	—	—

Total	$792,146,249	$284,832,421	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Software	7.5%
Semiconductors & Semiconductor Equipment	6.2
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	6.0
Pharmaceuticals	5.4
Banks	5.1
Insurance	4.4
Financial Services	4.4
Health Care Equipment & Supplies	4.3
Oil, Gas & Consumable Fuels	4.2
Interactive Media & Services	3.2
Technology Hardware, Storage & Peripherals	2.8
Broadline Retail	2.8
Chemicals	2.7
Machinery	2.2
Hotels, Restaurants & Leisure	2.1
Health Care Providers & Services	1.9
Capital Markets	1.9
Textiles, Apparel & Luxury Goods	1.6
Ground Transportation	1.6
Electrical Equipment	1.5
Aerospace & Defense	1.5
Life Sciences Tools & Services	1.5
Electronic Equipment, Instruments & Components	1.4
Biotechnology	1.3
Multi-Utilities	1.3
Professional Services	1.3

Consumer Staples Distribution & Retail	1.3%
Industrial Conglomerates	1.2
Food Products	1.2
Construction Materials	1.1
Automobiles	1.1
Electric Utilities	1.1
Specialty Retail	1.0
Tobacco	1.0
Entertainment	1.0
Personal Care Products	1.0
IT Services	0.9
Household Products	0.9
Trading Companies & Distributors	0.9
Residential REITs	0.9
Building Products	0.9
Specialized REITs	0.8
Diversified Telecommunication Services	0.7
Air Freight & Logistics	0.7
Beverages	0.6
Media	0.6
Construction & Engineering	0.6
Real Estate Management & Development	0.6
Metals & Mining	0.5
Communications Equipment	0.4
Commercial Services & Supplies	0.4
Containers & Packaging	0.3
Passenger Airlines	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Automobile Components	0.3%
Household Durables	0.2
Energy Equipment & Services	0.2
Consumer Finance	0.2
Health Care Technology	0.1
Diversified REITs	0.1
Marine Transportation	0.1
Gas Utilities	0.1

Wireless Telecommunication Services	0.0	*%
Paper & Forest Products	0.0	*

	103.4
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$39,432,823	$(39,432,823)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $39,432,823:
Unaffiliated investments (cost $805,848,691)	$1,013,858,578
Affiliated investments (cost $63,095,442)	63,120,092
Foreign currency, at value (cost $1,864,639)	1,802,689
Receivable for investments sold	6,424,763
Tax reclaim receivable	2,386,397
Dividends receivable	1,442,767
Receivable for Portfolio shares sold	122,815
Receivable from affiliate	15,367
Prepaid expenses and other assets	15,901

Total Assets	1,089,189,369

LIABILITIES
Payable to broker for collateral for securities on loan	39,828,963
Payable for investments purchased	6,071,810
Payable to affiliate	1,004,731
Management fee payable	591,497
Accrued expenses and other liabilities	290,315
Payable for Portfolio shares purchased	147,791
Affiliated transfer agent fee payable	1,042
Trustees’ fees payable	612
Distribution fee payable	163

Total Liabilities	47,936,924

NET ASSETS	$1,041,252,445

Net assets were comprised of:
Partners’ Equity	$1,041,252,445

Class I:
Net asset value and redemption price per share, $1,040,293,514 / 20,272,226 outstanding shares of beneficial interest	$51.32

Class III:
Net asset value and redemption price per share, $958,931 / 18,790 outstanding shares of beneficial interest	$51.03

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,125,101 foreign withholding tax, of which $85,411 is reimbursable by an affiliate)	$14,255,416
Affiliated dividend income	566,964
Income from securities lending, net (including affiliated income of $84,069)	99,713
Interest income	18,754

Total income	14,940,847

EXPENSES
Management fee	4,202,733
Distribution fee—Class III	857
Custodian and accounting fees	102,864
Shareholders’ reports	38,281
Professional Fees	22,579
Audit fee	14,282
Trustees’ fees	14,002
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	222,105

Total expenses	4,623,013
Less: Fee waivers and/or expense reimbursement	(260,569)

Net expenses	4,362,444

NET INVESTMENT INCOME (LOSS)	10,578,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,941))	31,912,592
Foreign currency transactions	(223,244)

31,689,348

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,525))	76,861,107
Foreign currencies	4,567

76,865,674

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	108,555,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,133,425

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,578,403	$16,463,462
Net realized gain (loss) on investment and foreign currency transactions	31,689,348	149,340,935
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	76,865,674	(448,944,809)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	119,133,425	(283,140,412)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,155,330	17,030,984
Portfolio shares purchased	(277,539,871)	(65,062,909)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(265,384,541)	(48,031,925)

TOTAL INCREASE (DECREASE)	(146,251,116)	(331,172,337)
NET ASSETS:
Beginning of period	1,187,503,561	1,518,675,898

End of period	$1,041,252,445	$1,187,503,561

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$46.14		$56.82	$48.06	$41.49	$31.83		$34.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.45		0.63	0.46	0.41	0.52		0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.73		(11.31)	8.30	6.16	9.14		(2.99)

Total from investment operations	5.18		(10.68)	8.76	6.57	9.66		(2.52)

Capital Contributions	—		—	—	—	—	(b)(c)	0.02	(b)

Net Asset Value, end of period	$51.32		$46.14	$56.82	$48.06	$41.49		$31.83

Total Return(d)	11.23%		(18.80)%	18.23%	15.84%	30.39	%(e)	(7.28	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,040.3		$1,186.9	$1,518.5	$1,377.0	$1,263.7		$1,006.6
Average net assets (in millions)	$1,129.3		$1,262.8	$1,472.2	$1,190.6	$1,157.5		$1,139.9
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.78	%(h)	0.75%	0.74%	0.76%	0.77%		0.77%
Expenses before waivers and/or expense reimbursement	0.83	%(h)	0.79%	0.78%	0.80%	0.80%		0.80%
Net investment income (loss)	1.89	%(h)	1.30%	0.86%	1.01%	1.41%		1.33%
Portfolio turnover rate(i)	25%		52%	21%	34%	26%		28%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31,	April 26, 2021(j) through December 31,
			2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$45.94		$56.72	$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.41		0.54	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.68		(11.32)	3.44

Total from investment operations	5.09		(10.78)	3.59

Net Asset Value, end of period	$51.03		$45.94	$56.72

Total Return(d)	11.08%		(19.01)%	6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$0.6	$0.2
Average net assets (in millions)	$0.7		$0.5	$0.1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.03	%(h)	1.00%	0.99	%(k)
Expenses before waivers and/or expense reimbursement	1.08	%(h)	1.04%	1.03	%(k)
Net investment income (loss)	1.69	%(h)	1.14%	0.40	%(k)
Portfolio turnover rate(i)	25%		52%	21%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.34)%.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.1%
HEICO Corp. (Class A Stock)	28,500	$4,007,100

Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)	11,234	2,765,024

Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc.*	18,801	3,571,062
Apellis Pharmaceuticals, Inc.*	18,482	1,683,710
Exact Sciences Corp.*	47,232	4,435,085
Exelixis, Inc.*	118,181	2,258,439
Natera, Inc.*	53,218	2,589,588
Neurocrine Biosciences, Inc.*	24,609	2,320,629
Sarepta Therapeutics, Inc.*	16,289	1,865,416
Seagen, Inc.*	14,440	2,779,122

		21,503,051

Broadline Retail — 0.3%
Etsy, Inc.*(a)	14,070	1,190,463

Building Products — 1.6%
Trane Technologies PLC	29,860	5,711,024

Capital Markets — 7.4%
Ares Management Corp. (Class A Stock)	52,033	5,013,380
FactSet Research Systems, Inc.	6,374	2,553,743
LPL Financial Holdings, Inc.	20,762	4,514,282
Morningstar, Inc.	7,855	1,540,130
MSCI, Inc.	8,938	4,194,514
Raymond James Financial, Inc.(a)	21,621	2,243,611
S&P Global, Inc.	8,532	3,420,393
Tradeweb Markets, Inc. (Class A Stock)	42,474	2,908,619

		26,388,672

Commercial Services & Supplies — 3.9%
Cintas Corp.	7,566	3,760,907
Copart, Inc.*	97,893	8,928,821
MSA Safety, Inc.	7,595	1,321,226

		14,010,954

Communications Equipment — 0.4%
Arista Networks, Inc.*	8,425	1,365,355

Construction & Engineering — 3.4%
AECOM	32,446	2,747,852
Quanta Services, Inc.	35,682	7,009,729
Valmont Industries, Inc.	8,240	2,398,252

		12,155,833

Distributors — 0.9%
Pool Corp.(a)	8,641	3,237,264

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.*	31,188	2,883,331

Electrical Equipment — 2.3%
AMETEK, Inc.	24,042	3,891,919
Hubbell, Inc.	13,480	4,469,429

		8,361,348

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 3.0%
Jabil, Inc.	35,296	$3,809,497
Keysight Technologies, Inc.*	14,694	2,460,510
Teledyne Technologies, Inc.*	5,837	2,399,649
Zebra Technologies Corp. (Class A Stock)*	6,607	1,954,549

		10,624,205

Energy Equipment & Services — 0.8%
TechnipFMC PLC (United Kingdom)*(a)	164,974	2,741,868

Entertainment — 1.1%
Take-Two Interactive Software, Inc.*	26,991	3,971,996

Financial Services — 1.1%
Global Payments, Inc.	15,751	1,551,789
Remitly Global, Inc.*	131,181	2,468,826

		4,020,615

Ground Transportation — 2.5%
J.B. Hunt Transport Services, Inc.	15,100	2,733,553
Old Dominion Freight Line, Inc.	9,521	3,520,390
Uber Technologies, Inc.*	58,941	2,544,483

		8,798,426

Health Care Equipment & Supplies — 9.1%
Align Technology, Inc.*	12,363	4,372,051
Cooper Cos., Inc. (The)	8,630	3,309,001
Dexcom, Inc.*	62,331	8,010,157
Hologic, Inc.*	36,232	2,933,705
IDEXX Laboratories, Inc.*	8,720	4,379,446
Insulet Corp.*(a)	17,182	4,954,258
ResMed, Inc.	10,670	2,331,395
Shockwave Medical, Inc.*	8,110	2,314,675

		32,604,688

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	38,812	3,090,988
Centene Corp.*	48,277	3,256,284
McKesson Corp.	8,502	3,632,989

		9,980,261

Hotels, Restaurants & Leisure — 4.9%
Aramark(a)	41,883	1,803,063
Chipotle Mexican Grill, Inc.*	1,318	2,819,202
Domino’s Pizza, Inc.	10,605	3,573,779
Hilton Worldwide Holdings, Inc.	34,906	5,080,568
Las Vegas Sands Corp.*	31,110	1,804,380
Royal Caribbean Cruises Ltd.*	22,154	2,298,256

		17,379,248

Household Durables — 1.0%
Garmin Ltd.	19,066	1,988,393
Helen of Troy Ltd.*(a)	15,454	1,669,341

		3,657,734

Insurance — 1.4%
Arthur J. Gallagher & Co.	11,620	2,551,403
Progressive Corp. (The)(a)	19,610	2,595,776

		5,147,179

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services — 2.8%
MongoDB, Inc.*	18,166	$7,466,044
Snowflake, Inc. (Class A Stock)*(a)	13,757	2,420,957

		9,887,001

Life Sciences Tools & Services — 5.7%
10X Genomics, Inc. (Class A Stock)*	26,473	1,478,252
Agilent Technologies, Inc.	41,874	5,035,348
IQVIA Holdings, Inc.*	21,445	4,820,193
Mettler-Toledo International, Inc.*	3,316	4,349,398
West Pharmaceutical Services, Inc.(a)	12,599	4,818,740

		20,501,931

Machinery — 2.7%
Ingersoll Rand, Inc.	50,326	3,289,308
ITT, Inc.	37,424	3,488,291
Toro Co. (The)	29,359	2,984,342

		9,761,941

Media — 2.0%
Trade Desk, Inc. (The) (Class A Stock)*	93,178	7,195,205

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	49,766	1,990,640

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	47,809	7,284,179
EOG Resources, Inc.	28,705	3,285,000

		10,569,179

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC*	6,078	753,490
Royalty Pharma PLC (Class A Stock)	68,958	2,119,769

		2,873,259

Professional Services — 2.3%
Equifax, Inc.(a)	23,445	5,516,608
Verisk Analytics, Inc.	11,925	2,695,408

		8,212,016

Semiconductors & Semiconductor Equipment — 6.0%
Entegris, Inc.	26,803	2,970,309
Lam Research Corp.	3,414	2,194,724
Marvell Technology, Inc.	48,295	2,887,075
Monolithic Power Systems, Inc.	7,313	3,950,702
ON Semiconductor Corp.*	22,976	2,173,070
Rambus, Inc.*	31,030	1,991,195
SolarEdge Technologies, Inc.*	13,477	3,625,987
Teradyne, Inc.(a)	15,413	1,715,929

		21,508,991

Software — 10.5%
Cadence Design Systems, Inc.*	8,020	1,880,850
Confluent, Inc. (Class A Stock)*(a)	110,321	3,895,435
Crowdstrike Holdings, Inc. (Class A Stock)*	38,546	5,661,251
DocuSign, Inc.*	30,956	1,581,542
Five9, Inc.*	20,334	1,676,538
HashiCorp, Inc. (Class A Stock)*	71,768	1,878,886
HubSpot, Inc.*	10,673	5,678,997
Palo Alto Networks, Inc.*(a)	22,397	5,722,657

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Procore Technologies, Inc.*(a)	45,439	$2,956,716
Synopsys, Inc.*	4,031	1,755,138
Workday, Inc. (Class A Stock)*	13,057	2,949,446
Zoom Video Communications, Inc. (Class A Stock)*	27,365	1,857,536

		37,494,992

Specialty Retail — 5.0%
AutoZone, Inc.*	902	2,249,011
Burlington Stores, Inc.*	14,406	2,267,360
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	21,510	2,236,180
Ross Stores, Inc.	61,335	6,877,494
Tractor Supply Co.(a)	19,895	4,398,784

		18,028,829

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	6,588	2,493,558

Trading Companies & Distributors — 0.7%
Air Lease Corp.	61,307	2,565,698

TOTAL LONG-TERM INVESTMENTS (cost $273,442,032)		355,588,879

SHORT-TERM INVESTMENTS — 13.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	3,289,132	3,289,132
PGIM Institutional Money Market Fund (cost $43,881,696; includes $43,725,810 of cash collateral for securities on loan)(b)(wa)	43,960,141	43,929,368

TOTAL SHORT-TERM INVESTMENTS (cost $47,170,828)		47,218,500

TOTAL INVESTMENTS—112.5% (cost $320,612,860)		402,807,379
Liabilities in excess of other assets — (12.5)%		(44,719,522)

NET ASSETS — 100.0%		$358,087,857

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,228,504; cash collateral of $43,725,810 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,007,100	$—	$—
Beverages	2,765,024	—	—
Biotechnology	21,503,051	—	—
Broadline Retail	1,190,463	—	—
Building Products	5,711,024	—	—
Capital Markets	26,388,672	—	—
Commercial Services & Supplies	14,010,954	—	—
Communications Equipment	1,365,355	—	—
Construction & Engineering	12,155,833	—	—
Distributors	3,237,264	—	—
Diversified Consumer Services	2,883,331	—	—
Electrical Equipment	8,361,348	—	—
Electronic Equipment, Instruments & Components	10,624,205	—	—
Energy Equipment & Services	2,741,868	—	—
Entertainment	3,971,996	—	—
Financial Services	4,020,615	—	—
Ground Transportation	8,798,426	—	—
Health Care Equipment & Supplies	32,604,688	—	—
Health Care Providers & Services	9,980,261	—	—
Hotels, Restaurants & Leisure	17,379,248	—	—
Household Durables	3,657,734	—	—
Insurance	5,147,179	—	—
IT Services	9,887,001	—	—
Life Sciences Tools & Services	20,501,931	—	—
Machinery	9,761,941	—	—
Media	7,195,205	—	—
Metals & Mining	1,990,640	—	—
Oil, Gas & Consumable Fuels	10,569,179	—	—
Pharmaceuticals	2,873,259	—	—
Professional Services	8,212,016	—	—
Semiconductors & Semiconductor Equipment	21,508,991	—	—
Software	37,494,992	—	—
Specialty Retail	18,028,829	—	—
Textiles, Apparel & Luxury Goods	2,493,558	—	—
Trading Companies & Distributors	2,565,698	—	—
Short-Term Investments
Affiliated Mutual Funds	47,218,500	—	—

Total	$402,807,379	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (12.2% represents investments purchased with collateral from securities on loan)	13.2%
Software	10.5
Health Care Equipment & Supplies	9.1
Capital Markets	7.4
Semiconductors & Semiconductor Equipment	6.0
Biotechnology	6.0
Life Sciences Tools & Services	5.7
Specialty Retail	5.0
Hotels, Restaurants & Leisure	4.9
Commercial Services & Supplies	3.9
Construction & Engineering	3.4
Electronic Equipment, Instruments & Components	3.0
Oil, Gas & Consumable Fuels	2.9
Health Care Providers & Services	2.8
IT Services	2.8
Machinery	2.7
Ground Transportation	2.5
Electrical Equipment	2.3
Professional Services	2.3
Media	2.0

Building Products	1.6%
Insurance	1.4
Financial Services	1.1
Aerospace & Defense	1.1
Entertainment	1.1
Household Durables	1.0
Distributors	0.9
Diversified Consumer Services	0.8
Pharmaceuticals	0.8
Beverages	0.8
Energy Equipment & Services	0.8
Trading Companies & Distributors	0.7
Textiles, Apparel & Luxury Goods	0.7
Metals & Mining	0.6
Communications Equipment	0.4
Broadline Retail	0.3

112.5
Liabilities in excess of other assets	(12.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$43,228,504	$(43,228,504)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $43,228,504:
Unaffiliated investments (cost $273,442,032)	$355,588,879
Affiliated investments (cost $47,170,828)	47,218,500
Receivable for investments sold	1,594,724
Dividends receivable	65,846
Receivable for Portfolio shares sold	61,884
Tax reclaim receivable	58,192
Prepaid expenses and other assets	6,578

Total Assets	404,594,603

LIABILITIES
Payable to broker for collateral for securities on loan	43,725,810
Payable for investments purchased	2,302,643
Accrued expenses and other liabilities	226,486
Management fee payable	167,600
Payable for Portfolio shares purchased	75,535
Payable to affiliate	7,305
Affiliated transfer agent fee payable	1,042
Distribution fee payable	304
Administration fee payable	21

Total Liabilities	46,506,746

NET ASSETS	$358,087,857

Net assets were comprised of:
Partners’ Equity	$358,087,857

Class I:
Net asset value and redemption price per share, $356,517,957 / 13,812,968 outstanding shares of beneficial interest	$25.81

Class II:
Net asset value and redemption price per share, $178,677 / 7,500 outstanding shares of beneficial interest	$23.82

Class III:
Net asset value and redemption price per share, $1,391,223 / 54,188 outstanding shares of beneficial interest	$25.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$818,388
Affiliated dividend income	144,341
Affiliated income from securities lending, net	53,073

Total income	1,015,802

EXPENSES
Management fee	987,837
Distribution fee—Class II	208
Distribution fee—Class III	1,513
Administration fee—Class II	124
Custodian and accounting fees	26,957
Shareholders’ reports	20,976
Audit fee	14,530
Professional Fees	11,667
Trustees’ fees	6,795
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	10,307

Total expenses	1,086,224
Less: Fee waivers and/or expense reimbursement	(21,403)

Net expenses	1,064,821

NET INVESTMENT INCOME (LOSS)	(49,019)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $2,292)	4,177,988

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(14,159))	43,410,257

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	47,588,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,539,226

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(49,019)	$(436,710)
Net realized gain (loss) on investment transactions	4,177,988	(9,216,436)
Net change in unrealized appreciation (depreciation) on investments	43,410,257	(104,430,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,539,226	(114,083,437)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,111,225	21,009,623
Portfolio shares purchased	(9,306,375)	(23,921,060)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,804,850	(2,911,437)

TOTAL INCREASE (DECREASE)	49,344,076	(116,994,874)
NET ASSETS:
Beginning of period	308,743,781	425,738,655

End of period	$358,087,857	$308,743,781

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.38		$30.64	$27.68	$18.77	$13.63	$14.79

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	(0.03)	(0.08)	(0.03)	— (b)	0.02
Net realized and unrealized gain (loss) on investment transactions	3.43		(8.23)	3.04	8.94	5.14	(1.18)

Total from investment operations	3.43		(8.26)	2.96	8.91	5.14	(1.16)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$25.81		$22.38	$30.64	$27.68	$18.77	$13.63

Total Return(d)	15.33%		(26.96)%	10.69%	47.47%	37.71%	(7.84	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$356.5		$307.5	$424.7	$382.1	$279.8	$214.8
Average net assets (in millions)	$330.6		$329.7	$407.5	$302.1	$257.0	$248.2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.65	%(g)	0.66%	0.64%	0.67%	0.70%	0.68%
Expenses before waivers and/or expense reimbursement	0.66	%(g)	0.66%	0.64%	0.67%	0.70%	0.68%
Net investment income (loss)	(0.03	)%(g)	(0.13)%	(0.28)%	(0.15)%	(0.01)%	0.15%
Portfolio turnover rate(h)	29%		43%	46%	63%	106%	43%

Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.70		$28.45	$25.81	$17.57	$12.81	$13.95

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.12)	(0.19)	(0.10)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	3.17		(7.63)	2.83	8.34	4.82	(1.11)

Total from investment operations	3.12		(7.75)	2.64	8.24	4.76	(1.14)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$23.82		$20.70	$28.45	$25.81	$17.57	$12.81

Total Return(d)	15.07%		(27.24)%	10.23%	46.90%	37.16%	(8.17	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.2	$0.3	$0.3	$0.5	$0.5
Average net assets (in millions)	$0.2		$0.2	$0.3	$0.4	$0.6	$0.6
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.05	%(g)	1.06%	1.05%	1.07%	1.10%	1.08%
Expenses before waivers and/or expense reimbursement	1.06	%(g)	1.06%	1.05%	1.07%	1.10%	1.08%
Net investment income (loss)	(0.43	)%(g)	(0.54)%	(0.68)%	(0.53)%	(0.40)%	(0.24)%
Portfolio turnover rate(h)	29%		43%	46%	63%	106%	43%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.29		$30.60	$29.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.09)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	3.41		(8.22)	0.94

Total from investment operations	3.38		(8.31)	0.83

Net Asset Value, end of period	$25.67		$22.29	$30.60

Total Return(d)	15.16%		(27.16)%	2.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.4		$1.1	$0.8
Average net assets (in millions)	$1.2		$1.0	$0.3
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.90	%(g)	0.91%	0.88	%(j)
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.91%	0.88	%(j)
Net investment income (loss)	(0.28	)%(g)	(0.37)%	(0.53	)%(j)
Portfolio turnover rate(h)	29%		43%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Agricultural Products — 1.4%
Darling Ingredients, Inc.*	110,745	$7,064,424

Aluminum — 0.6%
Norsk Hydro ASA (Norway)	463,175	2,761,108

Building Products — 0.6%
Carrier Global Corp.(a)	59,245	2,945,069

Coal & Consumable Fuels — 2.0%
Cameco Corp. (Canada)(a)	272,500	8,537,425
NAC Kazatomprom JSC (Kazakhstan), GDR	58,389	1,568,096

		10,105,521

Construction & Engineering — 0.7%
Quanta Services, Inc.	17,855	3,507,615

Construction Machinery & Heavy Trucks — 1.1%
Cummins, Inc.	11,911	2,920,101
Epiroc AB (Sweden)(Class B Stock)	168,484	2,726,990

		5,647,091

Construction Materials — 0.6%
Vulcan Materials Co.	13,851	3,122,569

Copper — 5.7%
ERO Copper Corp. (Brazil)*	238,944	4,833,893
First Quantum Minerals Ltd. (Zambia)	313,400	7,414,196
Freeport-McMoRan, Inc.	224,900	8,996,000
Southern Copper Corp. (Mexico)	103,480	7,423,655

		28,667,744

Diversified Metals & Mining — 5.8%
Allkem Ltd. (Australia)*	165,854	1,783,602
BHP Group Ltd. (Australia)	233,135	7,008,496
Glencore PLC (Australia)	656,562	3,722,632
IGO Ltd. (Australia)	252,388	2,576,067
Ivanhoe Electric, Inc./US*	105,200	1,371,808
Pilbara Minerals Ltd. (Australia)	573,339	1,884,372
Rio Tinto Ltd. (Australia)	46,987	3,598,250
South32 Ltd. (Australia)	976,051	2,457,303
Teck Resources Ltd. (Canada)(Class B Stock)	104,100	4,382,610

		28,785,140

Electric Utilities — 3.6%
FirstEnergy Corp.	69,297	2,694,267
Iberdrola SA (Spain)	113,425	1,481,195
NextEra Energy, Inc.	67,247	4,989,727
PG&E Corp.*	194,575	3,362,256
Southern Co. (The)	80,262	5,638,406

		18,165,851

Electrical Components & Equipment — 2.5%
Hubbell, Inc.	17,497	5,801,305
Schneider Electric SE	21,040	3,822,478
Shoals Technologies Group, Inc. (Class A Stock)*	112,619	2,878,542

		12,502,325

	Shares	Value

COMMON STOCKS (continued)
Fertilizers & Agricultural Chemicals — 3.1%
CF Industries Holdings, Inc.	63,841	$4,431,842
FMC Corp.	43,315	4,519,487
Nutrien Ltd. (Canada)(a)	113,565	6,706,014

		15,657,343

Forest Products — 0.7%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	188,586	2,407,300
West Fraser Timber Co. Ltd. (Canada)	15,467	1,328,778

		3,736,078

Gold — 4.5%
Agnico Eagle Mines Ltd. (Canada)(a)	74,900	3,743,502
Franco-Nevada Corp. (Canada)	39,404	5,616,055
Newcrest Mining Ltd. (Australia)	153,518	2,738,518
Newmont Corp.	110,900	4,730,994
Northern Star Resources Ltd. (Australia)	566,020	4,611,292
Wesdome Gold Mines Ltd. (Canada)*	209,500	1,091,187

		22,531,548

Industrial Gases — 2.9%
Air Products & Chemicals, Inc.	14,579	4,366,848
Linde PLC	26,747	10,192,747

		14,559,595

Industrial Machinery — 0.6%
Sandvik AB (Sweden)	157,307	3,071,293

Integrated Oil & Gas — 20.0%
BP PLC (United Kingdom), ADR	287,755	10,154,874
Chevron Corp.	83,028	13,064,456
Equinor ASA (Norway)	325,231	9,470,360
Exxon Mobil Corp.	162,366	17,413,753
Galp Energia SGPS SA (Portugal)	269,924	3,154,302
OMV AG (Austria)	99,824	4,238,745
Shell PLC (Netherlands)	514,243	15,340,736
Suncor Energy, Inc. (Canada)	321,291	9,424,698
TotalEnergies SE (France)	312,846	17,958,810

		100,220,734

Metal & Glass Containers — 0.7%
Ball Corp.	64,070	3,729,515

Multi-Utilities — 1.7%
Ameren Corp.	37,674	3,076,835
CMS Energy Corp.	47,085	2,766,244
Dominion Energy, Inc.	52,662	2,727,365

		8,570,444

Oil & Gas Drilling — 0.4%
Noble Corp. PLC*	53,900	2,226,609

Oil & Gas Equipment & Services — 6.3%
Baker Hughes Co.	181,769	5,745,718
Cactus, Inc. (Class A Stock)	50,643	2,143,212
ChampionX Corp.	115,256	3,577,546
Halliburton Co.	73,268	2,417,111
Schlumberger NV	195,000	9,578,400

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil & Gas Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)*(a)	490,258	$8,148,088

		31,610,075

Oil & Gas Exploration & Production — 20.3%
Canadian Natural Resources Ltd. (Canada)	114,837	6,456,358
Chesapeake Energy Corp.	84,100	7,037,488
Comstock Resources, Inc.(a)	193,600	2,245,760
ConocoPhillips	158,730	16,446,015
EOG Resources, Inc.	106,086	12,140,482
EQT Corp.(a)	228,800	9,410,544
Hess Corp.	105,397	14,328,722
Kosmos Energy Ltd. (Ghana)*	731,300	4,380,487
Magnolia Oil & Gas Corp. (Class A Stock)	148,180	3,096,962
Pioneer Natural Resources Co.	40,943	8,482,571
Range Resources Corp.	253,200	7,444,080
Southwestern Energy Co.*	797,022	4,790,102
Tourmaline Oil Corp. (Canada)	44,877	2,114,529
Whitecap Resources, Inc. (Canada)	432,700	3,027,838

		101,401,938

Oil & Gas Refining & Marketing — 2.4%
Marathon Petroleum Corp.	50,608	5,900,893
Valero Energy Corp.	50,860	5,965,878

		11,866,771

Oil & Gas Storage & Transportation — 0.3%
Equitrans Midstream Corp.	68,967	659,325
Williams Cos., Inc. (The)	24,002	783,185

		1,442,510

Packaged Foods & Meats — 1.2%
Bakkafrost P/F (Faroe Islands)	48,618	2,908,407
Minerva SA (Brazil)	1,380,500	3,035,935

		5,944,342

Paper Packaging — 1.7%
Avery Dennison Corp.	13,998	2,404,856
Packaging Corp. of America	30,361	4,012,510
Westrock Co.	64,161	1,865,160

		8,282,526

Paper Products — 0.6%
Suzano SA (Brazil)	297,900	2,754,278

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	19,675

Railroads — 1.2%
Norfolk Southern Corp.	15,317	3,473,283
Union Pacific Corp.	12,646	2,587,624

		6,060,907

Semiconductor Equipment — 0.8%
SolarEdge Technologies, Inc.*	15,400	4,143,370

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 1.2%
PotlatchDeltic Corp.(a)	61,429	$3,246,523
Rayonier, Inc.	87,650	2,752,210

		5,998,733

Specialty Chemicals — 3.2%
Akzo Nobel NV (Netherlands)	44,021	3,598,857
Covestro AG (Germany), 144A*	71,752	3,733,449
RPM International, Inc.	43,479	3,901,371
Sherwin-Williams Co. (The)	17,296	4,592,434

		15,826,111

Steel — 0.7%
Reliance Steel & Aluminum Co.	9,692	2,632,250
Warrior Met Coal, Inc.	16,144	628,809

		3,261,059

TOTAL LONG-TERM INVESTMENTS (cost $438,158,342)		496,189,911

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	4,133,281	4,133,281
PGIM Institutional Money Market Fund (cost $23,518,917; includes $23,497,790 of cash collateral for securities on loan)(b)(wa)	23,535,392	23,518,917

TOTAL SHORT-TERM INVESTMENTS (cost $27,652,198)		27,652,198

TOTAL INVESTMENTS—104.6% (cost $465,810,540)		523,842,109
Liabilities in excess of other assets — (4.6)%		(23,176,711)

NET ASSETS — 100.0%		$500,665,398

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,675 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,249,880; cash collateral of $23,497,790 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $19,675 is 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$30,380,532	$—
Austria	—	4,238,745	—
Brazil	10,624,106	—	—
Canada	52,428,994	—	—
Faroe Islands	—	2,908,407	—
France	—	17,958,810	—
Germany	—	3,733,449	—
Ghana	4,380,487	—	—
Kazakhstan	—	1,568,096	—
Mexico	7,423,655	—	—
Netherlands	—	18,939,593	—
Norway	—	12,231,468	—
Portugal	—	3,154,302	—
South Africa	—	—	19,675
Spain	—	1,481,195	—
Sweden	—	8,205,583	—
United Kingdom	18,302,962	—	—
United States	286,973,178	3,822,478	—
Zambia	7,414,196	—	—
Short-Term Investments
Affiliated Mutual Funds	27,652,198	—	—

Total	$415,199,776	$108,622,658	$19,675

Country Classification:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

United States (including 4.7% of collateral for securities on loan)	63.6%
Canada	10.4
Australia	6.1
Netherlands	3.8
United Kingdom	3.6
France	3.6
Norway	2.5
Brazil	2.1
Sweden	1.6
Mexico	1.5
Zambia	1.5
Ghana	0.9
Austria	0.8

Germany	0.8%
Portugal	0.6
Faroe Islands	0.6
Kazakhstan	0.3
Spain	0.3
South Africa	0.0 *

104.6
Liabilities in excess of other assets	(4.6)

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$23,249,880	$(23,249,880)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $23,249,880:
Unaffiliated investments (cost $438,158,342)	$496,189,911
Affiliated investments (cost $27,652,198)	27,652,198
Foreign currency, at value (cost $180,052)	177,815
Receivable for investments sold	3,978,566
Tax reclaim receivable	1,555,702
Dividends receivable	554,531
Receivable for Portfolio shares sold	110,167
Receivable from affiliate	1,347
Prepaid expenses and other assets	42,232

Total Assets	530,262,469

LIABILITIES
Payable to broker for collateral for securities on loan	23,497,790
Payable for investments purchased	3,632,596
Payable to affiliate	1,115,310
Payable for Portfolio shares purchased	1,083,643
Management fee payable	179,039
Accrued expenses and other liabilities	78,749
Distribution fee payable	5,877
Administration fee payable	2,906
Affiliated transfer agent fee payable	1,042
Trustees’ fees payable	119

Total Liabilities	29,597,071

NET ASSETS	$500,665,398

Net assets were comprised of:
Partners’ Equity	$500,665,398

Class I:
Net asset value and redemption price per share, $472,674,354 / 11,417,466 outstanding shares of beneficial interest	$41.40

Class II:
Net asset value and redemption price per share, $23,952,757 / 609,291 outstanding shares of beneficial interest	$39.31

Class III:
Net asset value and redemption price per share, $4,038,287 / 97,961 outstanding shares of beneficial interest	$41.22

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $712,565 foreign withholding tax, of which $1,389 is reimbursable by an affiliate)	$8,985,561
Affiliated dividend income	136,844
Affiliated income from securities lending, net	688

Total income	9,123,093

EXPENSES
Management fee	1,158,029
Distribution fee—Class II	37,290
Distribution fee—Class III	6,759
Administration fee—Class II	22,374
Custodian and accounting fees	38,893
Shareholders’ reports	20,507
Audit fee	13,885
Professional Fees	13,745
Trustees’ fees	8,569
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,309
Miscellaneous	13,771

Total expenses	1,339,131
Less: Fee waivers and/or expense reimbursement	(20,587)

Net expenses	1,318,544

NET INVESTMENT INCOME (LOSS)	7,804,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	29,535,155
Foreign currency transactions	(86,269)

29,448,886

Net change in unrealized appreciation (depreciation) on:
Investments	(43,432,383)
Foreign currencies	(5,163)

(43,437,546)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(13,988,660)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,184,111)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,804,549	$16,035,867
Net realized gain (loss) on investment and foreign currency transactions	29,448,886	108,542,262
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(43,437,546)	(26,510,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,184,111)	98,067,621

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,479,177	43,768,480
Portfolio shares purchased	(37,602,984)	(49,650,926)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(31,123,807)	(5,882,446)

TOTAL INCREASE (DECREASE)	(37,307,918)	92,185,175
NET ASSETS:
Beginning of period	537,973,316	445,788,141

End of period	$500,665,398	$537,973,316

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$41.86		$34.30	$27.33	$24.34	$21.99		$26.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.63		1.23	0.77	0.49	0.72		0.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.09)		6.33	6.20	2.50	1.63		(5.46)

Total from investment operations	(0.46)		7.56	6.97	2.99	2.35		(4.86)

Capital Contributions	—		—	—	—	—	(b)(c)	0.01	(b)

Net Asset Value, end of period	$41.40		$41.86	$34.30	$27.33	$24.34		$21.99

Total Return(d)	(1.10)%		22.04%	25.50%	12.28%	10.69	%(e)	(18.07	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$472.7		$497.9	$419.2	$351.8	$332.2		$324.3
Average net assets (in millions)	$483.4		$477.7	$402.7	$284.9	$338.8		$398.1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.49	%(h)	0.49%	0.50%	0.54%	0.53%		0.51%
Expenses before waivers and/or expense reimbursement	0.50	%(h)	0.50%	0.51%	0.55%	0.54%		0.52%
Net investment income (loss)	3.06	%(h)	3.14%	2.39%	2.28%	3.04%		2.30%
Portfolio turnover rate(i)	47%		109%	79%	136%	132%		108%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$39.83		$32.77	$26.21	$23.44	$21.26		$26.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.50		1.04	0.58	0.41	0.61		0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.02)		6.02	5.98	2.36	1.57		(5.30)

Total from investment operations	(0.52)		7.06	6.56	2.77	2.18		(4.81)

Capital Contributions	—		—	—	—	—	(b)(c)	0.01	(b)

Net Asset Value, end of period	$39.31		$39.83	$32.77	$26.21	$23.44		$21.26

Total Return(d)	(1.31)%		21.54%	25.03%	11.82%	10.25	%(e)	(18.42	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.0		$34.0	$25.6	$32.5	$49.5		$48.4
Average net assets (in millions)	$30.1		$33.5	$27.8	$37.6	$50.1		$52.0
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.89	%(h)	0.89%	0.90%	0.94%	0.93%		0.91%
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.90%	0.91%	0.95%	0.94%		0.92%
Net investment income (loss)	2.57	%(h)	2.77%	1.89%	2.05%	2.63%		1.93%
Portfolio turnover rate(i)	47%		109%	79%	136%	132%		108%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$41.73		$34.24	$31.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.57		1.17	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.08)		6.32	3.02

Total from investment operations	(0.51)		7.49	3.22

Net Asset Value, end of period	$41.22		$41.73	$34.24

Total Return(d)	(1.20)%		21.88%	10.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.0		$6.1	$1.0
Average net assets (in millions)	$5.5		$3.7	$0.3
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.74	%(h)	0.73%	0.72	%(k)
Expenses before waivers and/or expense reimbursement	0.75	%(h)	0.74%	0.73	%(k)
Net investment income (loss)	2.80	%(h)	2.95%	0.82	%(k)
Portfolio turnover rate(i)	47%		109%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (18.11)% and (18.46)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.4%

COMMON STOCKS — 48.5%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	2,100	$409,752
BAE Systems PLC (United Kingdom)	2,293	27,037
Boeing Co. (The)*(a)	18,050	3,811,438
General Dynamics Corp.	7,200	1,549,080
Howmet Aerospace, Inc.	12,280	608,597
Huntington Ingalls Industries, Inc.	1,200	273,120
L3Harris Technologies, Inc.	5,870	1,149,170
Lockheed Martin Corp.	7,220	3,323,943
MTU Aero Engines AG (Germany)	40	10,375
Northrop Grumman Corp.	4,422	2,015,548
Raytheon Technologies Corp.	46,555	4,560,528
Rolls-Royce Holdings PLC (United Kingdom)*	6,200	11,923
Textron, Inc.	6,500	439,595
Thales SA (France)	85	12,735
TransDigm Group, Inc.	1,660	1,484,322

		19,687,163

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	3,600	339,660
Expeditors International of Washington, Inc.(a)	4,900	593,537
FedEx Corp.	7,480	1,854,292
United Parcel Service, Inc. (Class B Stock)	23,100	4,140,675

		6,928,164

Automobile Components — 0.1%
Aptiv PLC*	8,700	888,183
BorgWarner, Inc.	7,900	386,389

		1,274,572

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	1,030	126,697
Ford Motor Co.	125,985	1,906,153
General Motors Co.	44,800	1,727,488
Isuzu Motors Ltd. (Japan)	1,800	21,836
Mazda Motor Corp. (Japan)	8,300	80,213
Mercedes-Benz Group AG (Germany)	1,717	138,204
Stellantis NV	1,668	29,325
Tesla, Inc.*	85,920	22,491,278
Toyota Motor Corp. (Japan)	3,000	48,216
Volkswagen AG (Germany)	65	10,865

		26,580,275

Banks — 1.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,504	54,464
ANZ Group Holdings Ltd. (Australia)	808	12,791
Bank Hapoalim BM (Israel)	3,139	25,886
Bank of America Corp.	221,141	6,344,535
Barclays PLC (United Kingdom)	18,310	35,770
CaixaBank SA (Spain)	3,551	14,709
Citigroup, Inc.	62,335	2,869,903
Citizens Financial Group, Inc.	15,800	412,064
Comerica, Inc.	4,500	190,620

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Commerzbank AG (Germany)	780	$8,647
Commonwealth Bank of Australia (Australia)	206	13,791
DBS Group Holdings Ltd. (Singapore)	200	4,671
DNB Bank ASA (Norway)	742	13,876
Erste Group Bank AG (Austria)	259	9,085
Fifth Third Bancorp	22,521	590,275
HSBC Holdings PLC (United Kingdom)	23,099	182,894
Huntington Bancshares, Inc.	47,236	509,204
ING Groep NV (Netherlands)	2,725	36,737
Intesa Sanpaolo SpA (Italy)	11,430	29,967
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,713	13,554
JPMorgan Chase & Co.	93,145	13,547,009
KBC Group NV (Belgium)	938	65,473
KeyCorp.	32,300	298,452
Lloyds Banking Group PLC (United Kingdom)	52,628	29,174
M&T Bank Corp.	5,205	644,171
Mediobanca Banca di Credito Finanziario SpA (Italy)	440	5,268
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,200	134,154
Mizrahi Tefahot Bank Ltd. (Israel)	118	3,946
National Australia Bank Ltd. (Australia)	2,316	40,734
NatWest Group PLC (United Kingdom)	3,909	11,948
Nordea Bank Abp (Finland)	7,450	81,150
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2,500	22,743
PNC Financial Services Group, Inc. (The)	12,833	1,616,316
Regions Financial Corp.	29,903	532,871
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,195	13,217
Standard Chartered PLC (United Kingdom)	1,830	15,921
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	300	10,643
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,176	9,846
Swedbank AB (Sweden) (Class A Stock)	1,397	23,576
Truist Financial Corp.	42,701	1,295,975
U.S. Bancorp	44,785	1,479,696
UniCredit SpA (Italy)	4,125	95,921
United Overseas Bank Ltd. (Singapore)	800	16,601
Wells Fargo & Co.	119,664	5,107,260
Zions Bancorp NA	5,050	135,643

		36,611,151

Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	5,875	392,333
Coca-Cola Co. (The)	125,501	7,557,670
Coca-Cola Europacific Partners PLC (United Kingdom)	100	6,443
Constellation Brands, Inc. (Class A Stock)	5,140	1,265,108
Heineken Holding NV (Netherlands)	86	7,484
Heineken NV (Netherlands)	194	19,950

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	27,800	$869,306
Molson Coors Beverage Co. (Class B Stock)	6,000	395,040
Monster Beverage Corp.*	24,600	1,413,024
PepsiCo, Inc.	44,307	8,206,543

		20,132,901

Biotechnology — 0.9%
AbbVie, Inc.	56,201	7,571,961
Amgen, Inc.	16,937	3,760,353
Biogen, Inc.*	4,460	1,270,431
Gilead Sciences, Inc.	40,100	3,090,507
Incyte Corp.*	6,300	392,175
Moderna, Inc.*	10,450	1,269,675
Regeneron Pharmaceuticals, Inc.*	3,460	2,486,148
Vertex Pharmaceuticals, Inc.*	8,200	2,885,662

		22,726,912

Broadline Retail — 1.5%
Amazon.com, Inc.*	284,700	37,113,492
eBay, Inc.	17,200	768,668
Etsy, Inc.*(a)	4,100	346,901
Next PLC (United Kingdom)	100	8,769

		38,237,830

Building Products — 0.2%
A.O. Smith Corp.	4,100	298,398
AGC, Inc. (Japan)	1,500	53,964
Allegion PLC	2,833	340,017
Assa Abloy AB (Sweden) (Class B Stock)	744	17,884
Carrier Global Corp.(a)	26,602	1,322,385
Cie de Saint-Gobain (France)	362	22,041
Johnson Controls International PLC	22,122	1,507,393
Masco Corp.	7,200	413,136
Nibe Industrier AB (Sweden) (Class B Stock)	3,162	30,065
Trane Technologies PLC	7,100	1,357,946

		5,363,229

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	3,261	80,830
Ameriprise Financial, Inc.	3,220	1,069,555
Bank of New York Mellon Corp. (The)	22,758	1,013,186
BlackRock, Inc.	4,810	3,324,383
Cboe Global Markets, Inc.	3,400	469,234
Charles Schwab Corp. (The)	47,250	2,678,130
CME Group, Inc.	11,300	2,093,777
Deutsche Bank AG (Germany)	5,752	60,470
Deutsche Boerse AG (Germany)	142	26,215
FactSet Research Systems, Inc.	1,200	480,780
Franklin Resources, Inc.	9,700	259,087
Goldman Sachs Group, Inc. (The)	10,580	3,412,473
Hargreaves Lansdown PLC (United Kingdom)	780	8,086
Intercontinental Exchange, Inc.	17,955	2,030,351
Invesco Ltd.	16,200	272,322
Macquarie Group Ltd. (Australia)	1,002	119,226

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
MarketAxess Holdings, Inc.	1,220	$318,932
Moody’s Corp.	4,950	1,721,214
Morgan Stanley	41,519	3,545,723
MSCI, Inc.	2,440	1,145,068
Nasdaq, Inc.	10,900	543,365
Northern Trust Corp.	6,800	504,152
Raymond James Financial, Inc.(a)	6,050	627,809
S&P Global, Inc.	10,460	4,193,309
Singapore Exchange Ltd. (Singapore)	7,200	51,273
State Street Corp.	10,600	775,708
T. Rowe Price Group, Inc.	7,100	795,342
UBS Group AG (Switzerland)	4,805	97,391

		31,717,391

Chemicals — 0.8%
Air Products & Chemicals, Inc.	7,100	2,126,663
Albemarle Corp.	3,600	803,124
Celanese Corp.	3,200	370,560
CF Industries Holdings, Inc.	6,300	437,346
Corteva, Inc.	22,947	1,314,863
Dow, Inc.	22,647	1,206,179
DuPont de Nemours, Inc.	14,947	1,067,814
Eastman Chemical Co.	3,800	318,136
Ecolab, Inc.	7,900	1,474,851
FMC Corp.	4,000	417,360
ICL Group Ltd. (Israel)	1,494	8,200
International Flavors & Fragrances, Inc.	8,000	636,720
Linde PLC	15,600	5,944,848
LyondellBasell Industries NV (Class A Stock)	8,200	753,006
Mosaic Co. (The)	11,500	402,500
PPG Industries, Inc.	7,500	1,112,250
Sherwin-Williams Co. (The)	7,350	1,951,572
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	50,127
Solvay SA (Belgium)	806	90,127
Yara International ASA (Brazil)	122	4,311

		20,490,557

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	3,822	36,751
Cintas Corp.	2,820	1,401,765
Copart, Inc.*	13,800	1,258,698
Dai Nippon Printing Co. Ltd. (Japan)	2,600	73,855
Republic Services, Inc.	6,665	1,020,878
Rollins, Inc.	7,800	334,074
Waste Management, Inc.	12,242	2,123,008

		6,249,029

Communications Equipment — 0.4%
Arista Networks, Inc.*	7,900	1,280,274
Cisco Systems, Inc.	130,600	6,757,244
F5, Inc.*	1,900	277,894
Juniper Networks, Inc.	11,000	344,630
Motorola Solutions, Inc.	5,289	1,551,158

		10,211,200

Construction & Engineering — 0.0%
Eiffage SA (France)	642	67,030

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	4,600	$903,670
Vinci SA (France)	1,037	120,495

		1,091,195

Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	106	8,717
Holcim AG*	411	27,705
Martin Marietta Materials, Inc.	1,880	867,977
Vulcan Materials Co.	4,200	946,848

		1,851,247

Consumer Finance — 0.2%
American Express Co.	18,900	3,292,380
Capital One Financial Corp.	12,261	1,340,986
Discover Financial Services	8,140	951,159
Synchrony Financial	14,472	490,890

		6,075,415

Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	431	8,168
Coles Group Ltd. (Australia)	1,776	21,807
Costco Wholesale Corp.	14,280	7,688,066
Dollar General Corp.	7,000	1,188,460
Dollar Tree, Inc.*	6,665	956,428
Endeavour Group Ltd. (Australia)	2,976	12,525
J Sainsbury PLC (United Kingdom)	3,717	12,706
Kesko OYJ (Finland) (Class B Stock)	202	3,804
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	112,916
Kroger Co. (The)	21,292	1,000,724
Sysco Corp.	16,700	1,239,140
Target Corp.	14,760	1,946,844
Tesco PLC (United Kingdom)	5,446	17,180
Walgreens Boots Alliance, Inc.(a)	23,700	675,213
Walmart, Inc.	45,200	7,104,536
Woolworths Group Ltd. (Australia)	898	23,794

		22,012,311

Containers & Packaging — 0.1%
Amcor PLC	47,450	473,551
Avery Dennison Corp.	2,500	429,500
Ball Corp.	10,000	582,100
International Paper Co.	11,473	364,956
Packaging Corp. of America	2,900	383,264
Sealed Air Corp.	5,100	204,000
Westrock Co.	8,744	254,188

		2,691,559

Distributors — 0.1%
Genuine Parts Co.	4,500	761,535
LKQ Corp.	8,600	501,122
Pool Corp.	1,080	404,611

		1,667,268

Diversified REITs — 0.0%
GPT Group (The) (Australia)	1,408	3,896
Nomura Real Estate Master Fund, Inc. (Japan)	3	3,460

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	1,757	$4,723

		12,079

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	229,336	3,657,909
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,523	1,861
Deutsche Telekom AG (Germany)	2,406	52,495
Elisa OYJ (Finland)	107	5,712
HKT Trust & HKT Ltd. (Hong Kong), UTS	3,000	3,493
Koninklijke KPN NV (Netherlands)	18,985	67,776
Swisscom AG (Switzerland)	19	11,859
Telefonica Deutschland Holding AG (Germany)	20,863	58,719
Telefonica SA (Spain)	2,530	10,272
Telstra Group Ltd. (Australia)	3,192	9,157
Verizon Communications, Inc.	134,076	4,986,286

		8,865,539

Electric Utilities — 0.8%
Alliant Energy Corp.	8,100	425,088
American Electric Power Co., Inc.	16,460	1,385,932
CK Infrastructure Holdings Ltd. (Hong Kong)	3,500	18,564
Constellation Energy Corp.	10,504	961,641
Duke Energy Corp.	24,661	2,213,078
Edison International	12,600	875,070
Endesa SA (Spain)	2,776	59,650
Enel SpA (Italy)	6,077	40,974
Entergy Corp.	6,700	652,379
Evergy, Inc.	7,300	426,466
Eversource Energy	11,500	815,580
Exelon Corp.	31,913	1,300,135
FirstEnergy Corp.	17,356	674,801
NextEra Energy, Inc.	63,900	4,741,380
NRG Energy, Inc.	7,700	287,903
PG&E Corp.*	51,800	895,104
Pinnacle West Capital Corp.(a)	3,700	301,402
PPL Corp.	23,700	627,102
Southern Co. (The)	34,700	2,437,675
SSE PLC (United Kingdom)	886	20,777
Terna - Rete Elettrica Nazionale (Italy)	1,120	9,553
Xcel Energy, Inc.	17,910	1,113,465

		20,283,719

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	3,117	122,625
AMETEK, Inc.	7,200	1,165,536
Eaton Corp. PLC	12,737	2,561,411
Emerson Electric Co.	18,400	1,663,176
Fuji Electric Co. Ltd. (Japan)	100	4,402
Generac Holdings, Inc.*	2,100	313,173
Legrand SA (France)	210	20,833
Prysmian SpA (Italy)	558	23,338
Rockwell Automation, Inc.	3,600	1,186,020
Schneider Electric SE	139	25,253

		7,085,767

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	19,100	$1,622,545
CDW Corp.	4,250	779,875
Corning, Inc.	24,800	868,992
Hirose Electric Co. Ltd. (Japan)	600	79,881
Keysight Technologies, Inc.*	5,600	937,720
Omron Corp. (Japan)	200	12,280
Shimadzu Corp. (Japan)	1,100	33,999
TE Connectivity Ltd.	10,000	1,401,600
Teledyne Technologies, Inc.*	1,360	559,110
Trimble, Inc.*	8,000	423,520
Yokogawa Electric Corp. (Japan)	4,300	79,598
Zebra Technologies Corp. (Class A Stock)*	1,570	464,453

		7,263,573

Energy Equipment & Services — 0.2%
Baker Hughes Co.	32,298	1,020,940
Halliburton Co.	29,100	960,009
Schlumberger NV	45,624	2,241,051

		4,222,000

Entertainment — 0.7%
Activision Blizzard, Inc.*	22,900	1,930,470
Electronic Arts, Inc.	8,500	1,102,450
Live Nation Entertainment, Inc.*	4,900	446,439
Netflix, Inc.*	14,110	6,215,314
Nintendo Co. Ltd. (Japan)	900	41,029
Take-Two Interactive Software, Inc.*	5,100	750,516
Toho Co. Ltd. (Japan)	800	30,472
Walt Disney Co. (The)*	58,282	5,203,417
Warner Bros Discovery, Inc.*	71,076	891,293

		16,611,400

Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	57,080	19,464,280
EXOR NV (Netherlands)	88	7,856
Fidelity National Information Services, Inc.	19,400	1,061,180
Fiserv, Inc.*	19,900	2,510,385
FleetCor Technologies, Inc.*	2,300	577,484
Global Payments, Inc.	8,277	815,450
Industrivarden AB (Sweden) (Class A Stock)	49	1,359
Investor AB (Sweden) (Class A Stock)	371	7,425
Jack Henry & Associates, Inc.(a)	2,300	384,859
Mastercard, Inc. (Class A Stock)	26,650	10,481,445
ORIX Corp. (Japan)	1,000	18,236
PayPal Holdings, Inc.*	35,600	2,375,588
Visa, Inc. (Class A Stock)(a)	51,600	12,253,968

		49,959,515

Food Products — 0.5%
Archer-Daniels-Midland Co.	17,526	1,324,265
Bunge Ltd.	4,800	452,880
Campbell Soup Co.	6,400	292,544
Conagra Brands, Inc.	15,600	526,032
General Mills, Inc.(a)	18,900	1,449,630

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Hershey Co. (The)	4,800	$1,198,560
Hormel Foods Corp.	9,300	374,046
J.M. Smucker Co. (The)	3,400	502,078
Kellogg Co.	8,200	552,680
Kraft Heinz Co. (The)	26,967	957,328
Lamb Weston Holdings, Inc.	4,700	540,265
McCormick & Co., Inc.	8,240	718,775
Mondelez International, Inc. (Class A Stock)	43,853	3,198,638
Mowi ASA (Norway)	5,055	80,203
Nestle SA	1,502	180,678
Tyson Foods, Inc. (Class A Stock)	9,600	489,984
WH Group Ltd. (Hong Kong), 144A	72,000	38,345
Wilmar International Ltd. (China)	28,000	78,882

		12,955,813

Gas Utilities — 0.0%
Atmos Energy Corp.	4,800	558,432
Enagas SA (Spain)	1,245	24,469
Osaka Gas Co. Ltd. (Japan)	300	4,598
Tokyo Gas Co. Ltd. (Japan)	3,800	82,907

		670,406

Ground Transportation — 0.4%
CSX Corp.	65,500	2,233,550
J.B. Hunt Transport Services, Inc.	2,600	470,678
Norfolk Southern Corp.	7,100	1,609,996
Old Dominion Freight Line, Inc.	2,765	1,022,359
Union Pacific Corp.	19,460	3,981,905

		9,318,488

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	55,450	6,045,159
Alcon, Inc. (Switzerland)	279	23,147
Align Technology, Inc.*	2,240	792,154
Baxter International, Inc.	16,200	738,072
Becton, Dickinson & Co.	8,910	2,352,329
Boston Scientific Corp.*	46,067	2,491,764
Cochlear Ltd. (Australia)	49	7,507
Cooper Cos., Inc. (The)	1,440	552,139
DENTSPLY SIRONA, Inc.	7,100	284,142
Dexcom, Inc.*	12,360	1,588,384
Edwards Lifesciences Corp.*	19,500	1,839,435
GE HealthCare Technologies, Inc.	12,392	1,006,726
Hologic, Inc.*	8,000	647,760
Hoya Corp. (Japan)	200	23,933
IDEXX Laboratories, Inc.*	2,540	1,275,664
Insulet Corp.*	2,200	634,348
Intuitive Surgical, Inc.*	11,160	3,816,050
Koninklijke Philips NV (Netherlands)*	723	15,666
Medtronic PLC	42,790	3,769,799
Olympus Corp. (Japan)	1,000	15,825
ResMed, Inc.	4,600	1,005,100
STERIS PLC	3,050	686,189
Stryker Corp.	10,700	3,264,463
Teleflex, Inc.	1,400	338,842
Zimmer Biomet Holdings, Inc.	6,600	960,960

		34,175,557

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.(a)	5,200	$1,000,636
Cardinal Health, Inc.(a)	7,950	751,832
Centene Corp.*	17,650	1,190,492
Cigna Group (The)	9,300	2,609,580
CVS Health Corp.	41,283	2,853,894
DaVita, Inc.*	1,900	190,893
Elevance Health, Inc.	7,480	3,323,289
Fresenius SE & Co. KGaA (Germany)	313	8,682
HCA Healthcare, Inc.	6,600	2,002,968
Henry Schein, Inc.*	4,400	356,840
Humana, Inc.	4,010	1,792,991
Laboratory Corp. of America Holdings	2,700	651,591
McKesson Corp.	4,330	1,850,252
Molina Healthcare, Inc.*	1,750	527,170
Quest Diagnostics, Inc.	3,500	491,960
Sonic Healthcare Ltd. (Australia)	3,963	94,247
UnitedHealth Group, Inc.	29,680	14,265,395
Universal Health Services, Inc. (Class B Stock)	2,000	315,540

		34,278,252

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	18,700	375,870
Ventas, Inc.	13,068	617,724
Welltower, Inc.	16,000	1,294,240

		2,287,834

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	22,982	386,787

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	779	28,988
Aristocrat Leisure Ltd. (Australia)	439	11,358
Booking Holdings, Inc.*	1,170	3,159,386
Caesars Entertainment, Inc.*	7,400	377,178
Carnival Corp.*(a)	33,400	628,922
Chipotle Mexican Grill, Inc.*	880	1,882,320
Darden Restaurants, Inc.(a)	3,750	626,550
Domino’s Pizza, Inc.	960	323,510
Expedia Group, Inc.*	4,550	497,725
Genting Singapore Ltd. (Singapore)	12,800	8,925
Hilton Worldwide Holdings, Inc.	8,500	1,237,175
Las Vegas Sands Corp.*	10,450	606,100
Lottery Corp. Ltd. (The) (Australia)	4,784	16,401
Marriott International, Inc. (Class A Stock)	8,328	1,529,770
McDonald’s Corp.	23,500	7,012,635
MGM Resorts International	10,000	439,200
Norwegian Cruise Line Holdings Ltd.*	13,800	300,426
Oriental Land Co. Ltd. (Japan)	1,300	50,682
Royal Caribbean Cruises Ltd.*	7,200	746,928
Starbucks Corp.	36,500	3,615,690
Whitbread PLC (United Kingdom)	2,058	88,590
Wynn Resorts Ltd.	3,500	369,635
Yum! Brands, Inc.	9,000	1,246,950

		24,805,044

Household Durables — 0.2%
D.R. Horton, Inc.	9,900	1,204,731

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Garmin Ltd.	4,900	$511,021
Lennar Corp. (Class A Stock)	8,100	1,015,011
Mohawk Industries, Inc.*	1,540	158,866
Newell Brands, Inc.	13,814	120,182
NVR, Inc.*	90	571,556
Panasonic Holdings Corp. (Japan)	8,800	107,905
PulteGroup, Inc.	7,122	553,237
Sekisui House Ltd. (Japan)	500	10,100
Sony Group Corp. (Japan)	200	18,054
Whirlpool Corp.	1,826	271,690

		4,542,353

Household Products — 0.7%
Church & Dwight Co., Inc.	8,100	811,863
Clorox Co. (The)	3,900	620,256
Colgate-Palmolive Co.	26,700	2,056,968
Essity AB (Sweden) (Class B Stock)	3,339	88,923
Henkel AG & Co. KGaA (Germany)	78	5,491
Kimberly-Clark Corp.	10,800	1,491,048
Procter & Gamble Co. (The)	75,925	11,520,859
Reckitt Benckiser Group PLC (United Kingdom)	1,371	103,032

		16,698,440

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	21,300	441,549
Meridian Energy Ltd. (New Zealand)	2,880	9,918
RWE AG (Germany)	715	31,157

		482,624

Industrial Conglomerates — 0.4%
3M Co.	17,680	1,769,591
General Electric Co.	34,678	3,809,379
Honeywell International, Inc.	21,212	4,401,490
Jardine Cycle & Carriage Ltd. (Singapore)	2,500	64,465
Jardine Matheson Holdings Ltd. (Hong Kong)	200	10,142
Lifco AB (Sweden) (Class B Stock)	512	11,150
Siemens AG (Germany)	902	150,364

		10,216,581

Industrial REITs — 0.1%
CapitaLand Ascendas REIT (Singapore)	2,500	5,046
Goodman Group (Australia)	7,868	105,768
Prologis, Inc.	29,384	3,603,360

		3,714,174

Insurance — 1.0%
Aflac, Inc.	17,500	1,221,500
Ageas SA/NV (Belgium)	336	13,621
AIA Group Ltd. (Hong Kong)	2,200	22,344
Allstate Corp. (The)	8,400	915,936
American International Group, Inc.	23,339	1,342,926
Aon PLC (Class A Stock)	6,500	2,243,800
Arch Capital Group Ltd.*	11,900	890,715
Arthur J. Gallagher & Co.	6,800	1,493,076

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy)	2,321	$47,200
Assurant, Inc.	1,700	213,724
AXA SA (France)	4,249	125,564
Baloise Holding AG (Switzerland)	34	5,001
Brown & Brown, Inc.	7,900	543,836
Chubb Ltd.	13,086	2,519,840
Cincinnati Financial Corp.	4,937	480,469
Dai-ichi Life Holdings, Inc. (Japan)	4,800	91,296
Everest Re Group Ltd.	1,240	423,906
Globe Life, Inc.	2,825	309,677
Hartford Financial Services Group, Inc. (The)	10,300	741,806
Japan Post Insurance Co. Ltd. (Japan)	200	3,006
Lincoln National Corp.	5,518	142,144
Loews Corp.	6,375	378,547
Marsh & McLennan Cos., Inc.	15,900	2,990,472
Medibank Private Ltd. (Australia)	33,584	78,888
MetLife, Inc.	20,750	1,172,997
MS&AD Insurance Group Holdings, Inc. (Japan)	400	14,165
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	193	72,455
Poste Italiane SpA (Italy), 144A	416	4,506
Principal Financial Group, Inc.	7,200	546,048
Progressive Corp. (The)	18,800	2,488,556
QBE Insurance Group Ltd. (Australia)	1,081	11,287
Sompo Holdings, Inc. (Japan)	1,900	85,252
Suncorp Group Ltd. (Australia)	929	8,347
Swiss Life Holding AG (Switzerland)	137	80,239
Tokio Marine Holdings, Inc. (Japan)	1,500	34,580
Travelers Cos., Inc. (The)	7,335	1,273,796
W.R. Berkley Corp.	6,700	399,052
Willis Towers Watson PLC	3,340	786,570

		24,217,144

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	189,500	22,683,150
Alphabet, Inc. (Class C Stock)*	162,960	19,713,271
Match Group, Inc.*	9,500	397,575
Meta Platforms, Inc. (Class A Stock)*	70,530	20,240,700
Scout24 SE (Germany), 144A	176	11,152

		63,045,848

IT Services — 0.6%
Accenture PLC (Class A Stock)	20,100	6,202,458
Akamai Technologies, Inc.*	4,800	431,376
Cognizant Technology Solutions Corp. (Class A Stock)	16,300	1,064,064
DXC Technology Co.*	7,828	209,164
EPAM Systems, Inc.*	1,740	391,065
Gartner, Inc.*	2,400	840,744
International Business Machines Corp.	29,100	3,893,871
NEC Corp. (Japan)	1,900	92,174
Obic Co. Ltd. (Japan)	100	16,051
Otsuka Corp. (Japan)	100	3,895
VeriSign, Inc.*	2,900	655,313

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	100	$7,824

		13,807,999

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	11,579
Hasbro, Inc.	4,100	265,557

		277,136

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	9,614	1,156,083
Bio-Rad Laboratories, Inc. (Class A Stock)*	540	204,725
Bio-Techne Corp.	5,200	424,476
Charles River Laboratories International, Inc.*	1,560	327,990
Danaher Corp.	21,100	5,064,000
Illumina, Inc.*(a)	5,000	937,450
IQVIA Holdings, Inc.*	5,800	1,303,666
Mettler-Toledo International, Inc.*	720	944,381
Revvity, Inc.	4,000	475,160
Thermo Fisher Scientific, Inc.	12,300	6,417,525
Waters Corp.*	1,800	479,772
West Pharmaceutical Services, Inc.	2,300	879,681

		18,614,909

Machinery — 0.9%
Alfa Laval AB (Sweden)	210	7,660
Atlas Copco AB (Sweden) (Class A Stock)	1,598	23,070
Atlas Copco AB (Sweden) (Class B Stock)	1,156	14,414
Caterpillar, Inc.	16,400	4,035,220
CNH Industrial NV (United Kingdom)	3,179	45,849
Cummins, Inc.	4,500	1,103,220
Daimler Truck Holding AG (Germany)	332	11,966
Deere & Co.	8,540	3,460,323
Dover Corp.	4,400	649,660
Epiroc AB (Sweden) (Class A Stock)	483	9,149
Epiroc AB (Sweden) (Class B Stock)	290	4,694
Fortive Corp.	11,350	848,639
GEA Group AG (Germany)	1,945	81,429
IDEX Corp.	2,310	497,251
Illinois Tool Works, Inc.	8,700	2,176,392
Indutrade AB (Sweden)	200	4,514
Ingersoll Rand, Inc.	12,900	843,144
Komatsu Ltd. (Japan)	200	5,410
Kone OYJ (Finland) (Class B Stock)	268	14,002
Mitsubishi Heavy Industries Ltd. (Japan)	300	14,012
Nordson Corp.	1,700	421,906
Otis Worldwide Corp.	13,301	1,183,922
PACCAR, Inc.	16,614	1,389,761
Parker-Hannifin Corp.	4,065	1,585,513
Pentair PLC	5,377	347,354
Rational AG (Germany)	25	18,102
Schindler Holding AG (Switzerland)	35	7,879
Snap-on, Inc.	1,700	489,923
Stanley Black & Decker, Inc.	4,647	435,470

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class A Stock)	442	$9,421
Volvo AB (Sweden) (Class B Stock)	3,907	80,855
Westinghouse Air Brake Technologies Corp.	5,751	630,712
Xylem, Inc.	7,700	867,174

		21,318,010

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	2	3,487

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	3,260	1,197,626
Comcast Corp. (Class A Stock)	132,680	5,512,854
Fox Corp. (Class A Stock)	8,500	289,000
Fox Corp. (Class B Stock)	4,733	150,935
Hakuhodo DY Holdings, Inc. (Japan)	3,100	32,723
Informa PLC (United Kingdom)	9,262	85,518
Interpublic Group of Cos., Inc. (The)	12,731	491,162
News Corp. (Class A Stock)	12,075	235,463
News Corp. (Class B Stock)	4,800	94,656
Omnicom Group, Inc.(a)	6,500	618,475
Paramount Global (Class B Stock)(a)	16,530	262,992
Publicis Groupe SA (France)	1,290	103,531

		9,074,935

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	3,019	82,371
BHP Group Ltd. (Australia)	6,520	196,004
BlueScope Steel Ltd. (Australia)	6,078	83,650
Boliden AB (Sweden)	202	5,854
Fortescue Metals Group Ltd. (Australia)	1,630	24,187
Freeport-McMoRan, Inc.	45,988	1,839,520
Glencore PLC (Australia)	8,705	49,356
JFE Holdings, Inc. (Japan)	1,600	22,874
Newmont Corp.	25,900	1,104,894
Nippon Steel Corp. (Japan)	4,300	89,996
Norsk Hydro ASA (Norway)	960	5,723
Nucor Corp.	8,000	1,311,840
Pilbara Minerals Ltd. (Australia)	1,670	5,489
Rio Tinto Ltd. (Australia)	275	21,059
Rio Tinto PLC (Australia)	821	52,174
South32 Ltd. (Australia)	3,317	8,351
Steel Dynamics, Inc.	5,150	560,990
voestalpine AG (Austria)	240	8,625

		5,472,957

Multi-Utilities — 0.4%
Ameren Corp.	8,500	694,195
CenterPoint Energy, Inc.	20,600	600,490
CMS Energy Corp.	9,500	558,125
Consolidated Edison, Inc.	11,000	994,400
Dominion Energy, Inc.	26,815	1,388,749
DTE Energy Co.	6,400	704,128
E.ON SE (Germany)	8,573	109,515
Engie SA (France)	1,989	33,123
NiSource, Inc.	13,600	371,960
Public Service Enterprise Group, Inc.	16,300	1,020,543

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Sempra Energy	10,219	$1,487,784
WEC Energy Group, Inc.	10,013	883,547

		8,846,559

Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.(a)	5,080	576,529
Boston Properties, Inc.	4,900	282,191
Japan Real Estate Investment Corp. (Japan)	1	3,806

		862,526

Oil, Gas & Consumable Fuels — 1.8%
APA Corp.	9,914	338,761
BP PLC (United Kingdom)	26,661	155,230
Chevron Corp.	55,522	8,736,387
ConocoPhillips	38,519	3,990,954
Coterra Energy, Inc.	25,300	640,090
Devon Energy Corp.	21,000	1,015,140
Diamondback Energy, Inc.	5,900	775,024
Eni SpA (Italy)	1,602	23,063
EOG Resources, Inc.	18,600	2,128,584
EQT Corp.	11,700	481,221
Equinor ASA (Norway)	2,881	83,892
Exxon Mobil Corp.	128,899	13,824,418
Hess Corp.	9,000	1,223,550
Inpex Corp. (Japan)	800	8,789
Kinder Morgan, Inc.	62,898	1,083,104
Marathon Oil Corp.	20,382	469,194
Marathon Petroleum Corp.	13,719	1,599,635
Occidental Petroleum Corp.	22,804	1,340,875
ONEOK, Inc.	14,400	888,768
Phillips 66	14,938	1,424,786
Pioneer Natural Resources Co.	7,450	1,543,491
Repsol SA (Spain)	4,695	68,284
Shell PLC (Netherlands)	6,178	184,300
Targa Resources Corp.	7,200	547,920
TotalEnergies SE (France)	2,180	125,142
Valero Energy Corp.	11,700	1,372,410
Williams Cos., Inc. (The)	39,200	1,279,096

		45,352,108

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	228,674
American Airlines Group, Inc.*	20,700	371,358
Delta Air Lines, Inc.*	20,500	974,570
Deutsche Lufthansa AG (Germany)*	8,649	88,683
Qantas Airways Ltd. (Australia)*	16,563	68,639
Singapore Airlines Ltd. (Singapore)	1,000	5,298
Southwest Airlines Co.	19,400	702,474
United Airlines Holdings, Inc.*	10,500	576,135

		3,015,831

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,400	1,453,212
Kao Corp. (Japan)	300	10,887
L’Oreal SA (France)	141	65,773

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	1,894	$98,629

		1,628,501

Pharmaceuticals — 2.1%
Astellas Pharma, Inc. (Japan)	1,300	19,360
AstraZeneca PLC (United Kingdom)	683	97,911
Bayer AG (Germany)	458	25,353
Bristol-Myers Squibb Co.	68,370	4,372,261
Catalent, Inc.*	6,300	273,168
Chugai Pharmaceutical Co. Ltd. (Japan)	500	14,240
Eli Lilly & Co.	25,100	11,771,398
GSK PLC	7,837	138,892
Ipsen SA (France)	28	3,371
Johnson & Johnson	83,358	13,797,416
Merck & Co., Inc.	80,933	9,338,859
Novartis AG (Switzerland)	2,534	255,476
Novo Nordisk A/S (Denmark) (Class B Stock)	1,783	288,026
Ono Pharmaceutical Co. Ltd. (Japan)	3,900	70,369
Organon & Co.	8,753	182,150
Orion OYJ (Finland) (Class B Stock)	240	9,960
Otsuka Holdings Co. Ltd. (Japan)	1,400	51,354
Pfizer, Inc.	180,070	6,604,968
Roche Holding AG	718	219,328
Sanofi	1,614	173,756
Shionogi & Co. Ltd. (Japan)	1,000	42,179
Viatris, Inc.	38,686	386,086
Zoetis, Inc.	14,700	2,531,487

		50,667,368

Professional Services — 0.3%
Automatic Data Processing, Inc.	13,100	2,879,249
BayCurrent Consulting, Inc. (Japan)	1,800	67,684
Broadridge Financial Solutions, Inc.	3,700	612,831
Ceridian HCM Holding, Inc.*(a)	5,050	338,198
Equifax, Inc.(a)	3,800	894,140
Jacobs Solutions, Inc.	4,200	499,338
Leidos Holdings, Inc.	4,500	398,160
Paychex, Inc.	10,300	1,152,261
Paycom Software, Inc.	1,520	488,285
Robert Half International, Inc.	3,800	285,836
Verisk Analytics, Inc.	4,600	1,039,738
Wolters Kluwer NV (Netherlands)	198	25,141

		8,680,861

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	10,100	815,171
CoStar Group, Inc.*	13,100	1,165,900
Mitsui Fudosan Co. Ltd. (Japan)	800	15,945
New World Development Co. Ltd. (Hong Kong)	4,000	9,886
Nomura Real Estate Holdings, Inc. (Japan)	700	16,642
Sino Land Co. Ltd. (Hong Kong)	8,000	9,849
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	500	3,842

		2,037,235

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 0.2%
AvalonBay Communities, Inc.	4,475	$846,983
Camden Property Trust	3,500	381,045
Equity Residential	11,100	732,267
Essex Property Trust, Inc.	1,950	456,885
Invitation Homes, Inc.(a)	18,700	643,280
Mid-America Apartment Communities, Inc.	3,800	577,068
UDR, Inc.(a)	10,300	442,488

		4,080,016

Retail REITs — 0.1%
Federal Realty Investment Trust	2,400	232,248
Kimco Realty Corp.	19,700	388,484
Realty Income Corp.	20,700	1,237,653
Regency Centers Corp.	5,000	308,850
Scentre Group (Australia)	3,778	6,681
Simon Property Group, Inc.	10,393	1,200,184
Unibail-Rodamco-Westfield (France)*	448	23,629
Vicinity Ltd. (Australia)	8,550	10,530

		3,408,259

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*	51,299	5,843,469
Analog Devices, Inc.	16,247	3,165,078
Applied Materials, Inc.	27,100	3,917,034
ASM International NV (Netherlands)	35	14,861
ASML Holding NV (Netherlands)	256	185,684
Broadcom, Inc.	13,300	11,536,819
Enphase Energy, Inc.*(a)	4,300	720,164
First Solar, Inc.*	3,000	570,270
Infineon Technologies AG (Germany)	2,948	121,406
Intel Corp.	133,000	4,447,520
KLA Corp.	4,250	2,061,335
Lam Research Corp.	4,270	2,745,012
Microchip Technology, Inc.(a)	17,600	1,576,784
Micron Technology, Inc.	35,100	2,215,161
Monolithic Power Systems, Inc.	1,460	788,736
NVIDIA Corp.	78,860	33,359,357
NXP Semiconductors NV (China)	8,200	1,678,376
ON Semiconductor Corp.*	13,700	1,295,746
Qorvo, Inc.*	3,207	327,210
QUALCOMM, Inc.	35,500	4,225,920
Renesas Electronics Corp. (Japan)*	3,000	56,617
Skyworks Solutions, Inc.	5,100	564,519
SolarEdge Technologies, Inc.*	1,800	484,290
STMicroelectronics NV (Singapore)	2,266	113,013
Teradyne, Inc.(a)	4,900	545,517
Texas Instruments, Inc.	28,900	5,202,578

		87,762,476

Software — 4.9%
Adobe, Inc.*	14,480	7,080,575
ANSYS, Inc.*	2,600	858,702
Autodesk, Inc.*	6,700	1,370,887
Cadence Design Systems, Inc.*	8,700	2,040,324
Check Point Software Technologies Ltd. (Israel)*	100	12,562
Fair Isaac Corp.*	800	647,368

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Fortinet, Inc.*	20,800	$1,572,272
Gen Digital, Inc.	18,778	348,332
Intuit, Inc.	8,780	4,022,908
Microsoft Corp.	237,120	80,748,845
Oracle Corp.	49,050	5,841,364
Palo Alto Networks, Inc.*	9,600	2,452,896
PTC, Inc.*	3,600	512,280
Roper Technologies, Inc.	3,380	1,625,104
Salesforce, Inc.*	31,150	6,580,749
SAP SE (Germany)	237	32,376
ServiceNow, Inc.*	6,530	3,669,664
Synopsys, Inc.*	4,700	2,046,427
Tyler Technologies, Inc.*	1,310	545,576
WiseTech Global Ltd. (Australia)	110	5,900
Xero Ltd. (New Zealand)*	1,309	104,877

		122,119,988

Specialized REITs — 0.5%
American Tower Corp.	14,760	2,862,554
Crown Castle, Inc.	13,900	1,583,766
Digital Realty Trust, Inc.(a)	9,300	1,058,991
Equinix, Inc.	2,984	2,339,277
Extra Space Storage, Inc.(a)	4,400	654,940
Iron Mountain, Inc.	9,402	534,222
Public Storage	5,020	1,465,238
SBA Communications Corp.	3,400	787,984
VICI Properties, Inc.	32,000	1,005,760
Weyerhaeuser Co.	23,518	788,088

		13,080,820

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	2,100	147,630
AutoZone, Inc.*	580	1,446,149
Bath & Body Works, Inc.	7,306	273,975
Best Buy Co., Inc.	6,375	522,431
CarMax, Inc.*	5,100	426,870
Fast Retailing Co. Ltd. (Japan)	200	51,295
Home Depot, Inc. (The)	32,250	10,018,140
Industria de Diseno Textil SA (Spain)	3,454	133,973
JD Sports Fashion PLC (United Kingdom)	43,176	80,204
Lowe’s Cos., Inc.	19,000	4,288,300
O’Reilly Automotive, Inc.*	1,930	1,843,729
Ross Stores, Inc.	11,100	1,244,643
TJX Cos., Inc. (The)	36,700	3,111,793
Tractor Supply Co.(a)	3,500	773,850
Ulta Beauty, Inc.*	1,500	705,892
USS Co. Ltd. (Japan)	500	8,278

		25,077,152

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	472,040	91,561,599
Canon, Inc. (Japan)	4,400	115,661
FUJIFILM Holdings Corp. (Japan)	800	47,667
Hewlett Packard Enterprise Co.	41,248	692,966
HP, Inc.	27,748	852,141
NetApp, Inc.	7,100	542,440
Seagate Technology Holdings PLC	6,500	402,155

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.*	10,303	$390,793

		94,605,422

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	283	7,636
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	396	67,268
Hermes International (France)	67	145,639
LVMH Moet Hennessy Louis Vuitton SE (France)	227	214,041
Moncler SpA (Italy)	165	11,416
NIKE, Inc. (Class B Stock)	39,300	4,337,541
Ralph Lauren Corp.(a)	1,400	172,620
Swatch Group AG (The) (Switzerland)	77	4,235
Tapestry, Inc.	7,500	321,000
VF Corp.	11,300	215,717

		5,497,113

Tobacco — 0.3%
Altria Group, Inc.	56,900	2,577,570
British American Tobacco PLC (United Kingdom)	3,953	131,340
Imperial Brands PLC (United Kingdom)	665	14,719
Japan Tobacco, Inc. (Japan)	1,800	39,431
Philip Morris International, Inc.	50,000	4,881,000

		7,644,060

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,650	114,396
Bunzl PLC (United Kingdom)	250	9,527
Fastenal Co.	18,100	1,067,719
IMCD NV (Netherlands)	120	17,269
ITOCHU Corp. (Japan)	1,000	39,722
Mitsubishi Corp. (Japan)	2,800	135,371
Mitsui & Co. Ltd. (Japan)	3,500	132,467
United Rentals, Inc.	2,200	979,814
W.W. Grainger, Inc.	1,420	1,119,798

		3,616,083

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	55	8,902

Water Utilities — 0.0%
American Water Works Co., Inc.	6,300	899,325

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	18,300	2,541,870

TOTAL COMMON STOCKS (cost $265,184,677)		1,197,700,214

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	8,547
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	90	11,180
Volkswagen AG (Germany) (PRFC)	243	32,677

		52,404

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Banks — 0.0%
Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	$569,200

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	30,000	688,800

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	123	9,837

TOTAL PREFERRED STOCKS (cost $1,309,513)		1,320,241

	Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	1,460	—

(cost $0)

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.9%
iShares Core S&P 500 ETF(a)	47,800	21,304,938
iShares MSCI EAFE ETF(a)	659	47,777

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $16,826,831)		21,352,715

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 8.6%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	427	425,352
Series 2019-03, Class C
2.320%	07/18/25	1,268	1,255,816
Series 2021-02, Class C
1.010%	01/19/27	900	822,347
Series 2021-03, Class C
1.410%	08/18/27	900	812,592
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	1,940,563
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,549,299
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,208,827
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,108,130
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,248,674
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,689,097
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,300	1,270,914

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	2,200	$2,193,958
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	800	797,819
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	731,469
Series 2021-04, Class C
1.380%	07/15/27	600	537,324
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,800	1,729,617
Series 2019-01, Class A, 144A
3.520%	07/15/30	1,400	1,382,010
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,500	2,352,760
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	812,702
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	352,781
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,641,895
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	173,062
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,465,329
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,132,756
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,500	1,405,264
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	2,898,808
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	4,100	3,945,789
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,628,035
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,144,050
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	162	160,710
Series 2021-02, Class C
0.900%	06/15/26	486	479,460
Series 2021-02, Class D
1.350%	07/15/27	1,700	1,606,564
Series 2021-03, Class C
0.950%	09/15/27	1,385	1,356,874
Series 2021-04, Class C
1.260%	02/16/27	1,900	1,826,301
Series 2022-01, Class C
2.560%	04/17/28	1,100	1,050,589

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01, Class C
5.090%	05/15/30		600	$584,309
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	199,148
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	298,757
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,800	2,780,599
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	362,381

				58,362,731

Collateralized Loan Obligations — 5.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	07/20/34		2,000	1,978,068
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	07/20/34		2,500	2,459,485
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.443%(c)	01/25/35		6,520	6,356,909
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
6.510%(c)	03/09/34		4,000	3,922,408
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
6.130%(c)	07/15/29		321	318,691
Series 2018-16A, Class A1R, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
6.290%(c)	01/17/32		8,500	8,389,500
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.250%(c)	10/20/30		1,751	1,739,013
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	1,750	1,868,389
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.260%(c)	07/15/30		2,694	2,671,096
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32		6,733	6,673,506
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.883%(c)	01/20/35		4,500	4,503,342

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.460%(c)	10/17/31		7,000	$6,916,840
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.233%(c)	05/22/32	EUR	1,750	1,874,014
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	3,817,298
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		309	306,998
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		1,000	991,420
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		233	231,103
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28		3,283	3,255,107
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
6.720%(c)	04/20/32		7,500	7,482,785
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
6.425%(c)	10/20/31		4,237	4,171,783
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31		2,000	1,995,644
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.276%(c)	10/15/32		6,000	5,929,573
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.381%(c)	04/21/31		3,459	3,423,021
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31		2,500	2,464,130
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31		4,000	3,959,668
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.236%(c)	01/15/33		2,500	2,452,390

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.300%(c)	07/20/30		2,328	$2,312,009
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35		4,600	4,599,562
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31		2,956	2,923,097
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30		591	587,366
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.350%(c)	07/20/30		4,212	4,184,582
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.660%(c)	06/20/34		3,750	3,717,031
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.570%(c)	10/20/32		2,500	2,479,070
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		4,750	4,695,925
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
6.450%(c)	07/20/31		1,750	1,726,336
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.251%(c)	07/25/34	EUR	3,000	3,188,252
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.710%(c)	07/20/32		7,500	7,422,804
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/34		2,100	2,061,828
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/31		3,750	3,709,113
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31		2,000	1,970,930

				135,730,086

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		132	$131,519
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,695,313
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.827%(c)	06/16/36		2,000	1,947,535

				3,774,367

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		1,521	1,471,117
Series 2018-A, Class A5, 144A
3.610%	03/10/42		75	74,475
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,600	1,551,218
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,472,670

				4,569,480

Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		317	315,250

Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		539	456,878
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24		2,140	2,055,879

				2,512,757

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	03/25/34		136	132,507
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
5.945%(c)	06/25/34		107	103,327
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.328%(c)	03/15/26^	EUR	806	755,229

				991,063

Student Loans — 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		485	438,955
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		348	320,063

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	92	$86,336
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	47	46,605
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	100	98,294
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	149	143,629
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	44	44,030
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	110	108,428
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	477	450,329
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	532	481,991
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
5.668%(c)	05/25/70	1,180	1,141,909
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	401	382,970
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	481	452,398
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	755	694,883
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	433	417,724
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,019	938,007

			6,246,551

TOTAL ASSET-BACKED SECURITIES (cost $219,668,031)			212,502,285

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	2,361	2,258,217
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	2,939,855
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	1,949,155
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,147,971
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,594,220
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,678,908
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,687,346

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	$3,294,180
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,681,921
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	2,933,177
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,188,216
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,090	1,937,591
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	632	622,128
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,501,055
Series 2017-P07, Class A3
3.442%	04/14/50	3,631	3,341,118
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	785	765,838
Series 2014-LC17, Class A4
3.648%	10/10/47	3,024	2,924,652
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,482	2,378,807
Series 2017-C08, Class A3
3.127%	06/15/50	3,622	3,237,589
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.475%(cc)	03/25/26	4,248	133,159
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.863%(c)	11/21/35	1,064	1,011,238
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,515	4,273,273
Series 2016-GS03, Class A3
2.592%	10/10/49	3,887	3,531,358
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,505,720
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,256,254
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	532	511,426
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,932	3,691,623
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,634,129
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,247,701

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.612%(c)	04/15/38	2,150	$2,096,082
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,324	4,083,937
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,810,635
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,569,044
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,390,161
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	8,984,746
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,053	1,950,728
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,573,210
Series 2018-C09, Class A3
3.854%	03/15/51	1,745	1,602,209
Series 2018-C14, Class A3
4.180%	12/15/51	2,390	2,240,937
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,144,955
Series 2017-C38, Class A4
3.190%	07/15/50	3,103	2,832,679
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	6,932,007
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,009,490
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,279,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $153,700,285)			137,358,079

CORPORATE BONDS — 11.4%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,478,452
3.300%	03/01/35	1,920	1,495,664
3.900%	05/01/49	1,500	1,148,353
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	542,878
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	761,175
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	876,465

			6,302,987

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	$2,734,621
3.557%	08/15/27	1,365	1,251,507
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30(h)	5,190	5,133,173
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	761,611

			9,880,912

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,582	1,418,037
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26(a)	214	206,662
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,171,017
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	560,571
4.625%	04/15/29	115	104,794

			3,461,081

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	437,949

Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,548,526
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	546,093
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	171,217
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	724,768
6.600%	04/01/36	585	601,725
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,673,187

			7,265,516

Banks — 3.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	800	714,899

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	805	$796,950
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,110,221
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	896,701
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,436,902
2.496%(ff)	02/13/31	5,165	4,322,852
3.194%(ff)	07/23/30	1,050	926,743
3.824%(ff)	01/20/28	615	582,333
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,653,993
4.200%	08/26/24	745	731,134
4.450%	03/03/26	4,790	4,660,203
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	860,146
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	935	896,212
3.932%(ff)	05/07/25	320	312,717
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	665,130
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	480	443,917
2.591%(ff)	01/20/28	800	715,188
3.132%(ff)	01/20/33	1,335	1,095,566
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,441,129
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,714,636
3.200%	10/21/26	670	627,232
3.700%	01/12/26	1,610	1,544,074
3.887%(ff)	01/10/28	560	530,407
Sub. Notes
4.450%	09/29/27	1,485	1,418,050
4.750%	05/18/46	440	376,992
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	408,117
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26(a)	595	562,972
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,062,308
3.750%	02/25/26	1,165	1,118,298
3.814%(ff)	04/23/29	440	408,875
3.850%	01/26/27	2,625	2,499,319
Sub. Notes
6.750%	10/01/37	225	241,923

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	$391,570
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	550	547,592
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	525,187
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,162,029
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	208,771
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,316,078
3.782%(ff)	02/01/28	270	257,326
3.964%(ff)	11/15/48	2,240	1,832,450
4.005%(ff)	04/23/29	1,360	1,282,178
Sub. Notes
3.875%	09/10/24	3,525	3,441,798
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	1,706,546
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,201,758
3.772%(ff)	01/24/29	1,295	1,209,657
3.875%	01/27/26	550	530,779
4.431%(ff)	01/23/30	455	433,321
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	951,722
Sub. Notes, GMTN
4.350%	09/08/26	3,050	2,945,843
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	1,570	1,494,294
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	2,808,343
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,242,883
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	3,000	2,882,374
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	1,968,583
2.193%(ff)	06/05/26	1,100	1,006,500
3.091%(ff)	05/14/32	560	449,712
4.282%	01/09/28	980	902,825
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	1,635	1,624,989
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,453,360

			75,554,607

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,220	$1,187,907
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31(a)		780	638,121

				1,826,028

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41		2,840	2,009,909

Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		400	336,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	279,483

				615,483

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		5	4,233
6.900%	05/15/53		260	294,608
9.400%	05/15/39		15	20,185
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	562,252
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		875	852,906
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		600	590,430
6.500%	09/27/28		405	362,625

				2,687,239

Commercial Services — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	427,547
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	733,889
7.000%	10/15/37		390	445,038
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	211,983
4.875%	01/15/28(a)		735	699,291
5.250%	01/15/30		265	252,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	815	$694,256

			3,464,994

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	50,250

Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	429,146
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	3,485	3,253,303
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	433,483
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,173,511
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,105,129
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	245,913

			6,640,485

Electric — 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	327,404
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	1,979,043
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	438	319,069
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	573,948
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	344,358
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,135,830
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	343,273
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	896,240

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	$1,862,962
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	142,949
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,245,530
6.050%	04/15/38	530	559,838
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	853,039
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31(a)	1,500	1,174,979
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	330,552
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	402,279
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	149,147
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	533,721
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	525,212
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,530,609
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,490,196
6.051%	03/01/25	515	518,002
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	813,028
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	39,115
3.875%	02/15/32	150	115,957
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	201,611
2.450%	12/02/27	970	816,548
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	376,512
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	672,759
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,864,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	$518,901
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	808,701
4.900%	12/15/32	820	820,016
Sec’d. Notes, MTN
4.650%	03/15/33(a)	790	775,757
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	536,797
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	967,295
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	842,933
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	278,941
First Ref. Mortgage, Series C
3.600%	02/01/45	690	505,349
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	464,200
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,424,591
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	422,273

			32,504,017

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	483,339
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	398,682
5.500%	07/31/47	1,350	1,163,160

			2,045,181

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	401,947
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	450	377,517
5.141%	03/15/52	650	530,043

			1,309,507

Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	3,000	2,874,181

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,135	$1,224,459
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	178,770
4.375%	01/31/32	575	512,725
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	367,525
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,184,929

			6,342,589

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	203,427

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	211,537
3.600%	05/01/30	1,600	1,441,324
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,896,150

			3,549,011

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	413,141

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	528,431
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	677,437
4.625%	05/15/42	330	297,503
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	588,568
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	383,499
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	105	99,691
5.050%	04/15/53	1,037	1,029,464
5.200%	04/15/63	1,030	1,027,456
6.050%	02/15/63	630	712,161

			5,344,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	$345,652
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	398,477
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	600	594,000

			1,338,129

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	379	356,136

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	819,602
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	690,902
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	143,102
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	739,263
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	89,576
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,184,283
6.850%	12/16/39	122	136,183

			3,802,911

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	340,584

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	69,748
5.500%	05/01/26	425	414,417
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	325,765
6.384%	10/23/35	1,695	1,654,408
6.484%	10/23/45	1,000	941,574
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,945,638

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	$3,018,280
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,000	697,039
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	545,440
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	225,581
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	578,949

			10,416,839

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,508,227

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	776,006
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,266,062

			3,042,068

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,142,597
5.500%	12/01/24	500	496,625

			1,639,222

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	437,166
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,222	1,974,749
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	769,628
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	211,855
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	399,366
8.625%	01/19/29	1,315	1,316,979
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	350	342,924

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	390	$385,410
4.875%	03/30/26	570	528,105
5.375%	03/30/28	124	111,625
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	275	250,806
6.250%	04/15/32	325	291,246
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	328,581
4.875%	04/03/28	345	342,185
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	195	117,519
6.490%	01/23/27	346	306,902
6.500%	03/13/27	130	115,375
6.840%	01/23/30	100	79,225
Gtd. Notes, MTN
6.750%	09/21/47	471	294,323
6.875%	08/04/26(a)	770	715,138
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	448,710
2.250%	07/12/31	545	456,339
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	325	287,126

			10,511,282

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	246,871
6.000%	06/15/29	725	719,680
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,222,080
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	450	441,062
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	74,442

			4,704,135

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	923,974
4.050%	11/21/39	140	121,852
4.250%	11/21/49	890	766,884
4.500%	05/14/35	1,595	1,513,768
4.550%	03/15/35	1,770	1,684,973
4.700%	05/14/45	855	779,474

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	$1,107,324
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	99,077
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	255,409
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	1,870	1,809,051
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,195,522
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	910,224
5.875%	06/01/53	150	154,096
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	493,717
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	621,565
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	360,071

			12,796,981

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	533,689
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,542,218
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	37,827
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	901,647
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	773,009
5.000%	05/15/50	990	836,529
6.125%	12/15/45	120	114,304
6.250%	04/15/49	885	864,336
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,245
7.500%	06/01/30	25	25,250
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	372,223
6.510%	02/23/42	475	491,259

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	$1,089,090
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,105,952
4.875%	06/01/25	2,275	2,236,783
5.200%	03/01/47	25	21,967
5.500%	02/15/49	700	637,874
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	133,475
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,002,945
4.500%	03/15/50	245	187,020
4.950%	07/13/47	640	527,626
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	1,720	1,757,914
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	69,884
4.125%	08/15/31	55	47,353
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	66,941
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	962,212
5.300%	08/15/52	210	194,037

			19,558,609

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	331,799
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	945	658,131
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	710,117
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,441,661
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	1,996,932
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	431,738
5.000%	10/15/27	275	231,444
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	1,967,440

			8,769,262

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	400	$364,748
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,682,307
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,289,307
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	141,573
3.875%	10/01/31	425	291,310
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,020	1,010,506
Tractor Supply Co.,
Sr. Unsec’d. Notes
5.250%	05/15/33	675	669,131

			7,448,882

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,758,261
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	255	259,145

			3,017,406

Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,569	1,425,043
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,129,170
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,660,258

			4,214,471

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	270,777
3.500%	09/15/53	2,817	1,994,325
3.650%	09/15/59	4	2,782
4.500%	05/15/35	1,095	1,006,102
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	183	224,632
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	211,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	$802,071
3.750%	04/15/27	200	189,468
3.875%	04/15/30	5,500	5,069,948
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	387,450
2.550%	03/21/31	1,515	1,265,302
2.650%	11/20/40	1,095	761,230
4.016%	12/03/29	1,365	1,273,347

			13,459,329

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	788,384
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	741,645
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	119,863
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	100,823

			1,750,715

TOTAL CORPORATE BONDS (cost $308,215,464)			280,583,711

MUNICIPAL BONDS — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	170,888

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,545,070
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,508,773
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	422,632
7.625%	03/01/40	205	256,857

			3,733,332

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	643,845

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,106,661

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	$1,253,438

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,050	1,101,114

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	411,962

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	465,108

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	528,448

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	286,710

TOTAL MUNICIPAL BONDS (cost $8,688,661)			9,701,506

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	8,922
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.893%(cc)	02/25/35	35	33,294
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.267%(c)	06/25/31	879	874,276
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.067%(c)	09/25/31	1,500	1,466,205
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.067%(c)	09/25/31	720	715,230
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.817%(c)	01/26/32	2,270	2,264,085
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.483%(cc)	02/25/37	66	64,332
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	488	455,725
Eagle Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.617%(c)	04/25/34	2,047	2,047,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	2,621	$2,270,393
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.900%(c)	04/25/50	776	86,126
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.883%(c)	08/25/52	1,848	106,154
Series 2022-67, Class ZJ
4.500%	10/25/52	1,748	1,570,145
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.667%(c)	11/25/50	1,108	1,124,932
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	146	155,326
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	10/25/33	2,005	1,966,683
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34	153	152,861
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.917%(c)	09/25/41	3,889	3,772,384
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.067%(c)	01/25/42	1,022	1,004,664
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,303	2,020,646
Series 4213, Class GZ
3.500%	06/15/43	943	861,865
Series 4535, Class PA
3.000%	03/15/44	339	315,334
Series 4680, Class GZ
3.500%	03/15/47	1,237	1,108,703
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,894	56,226
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	294	4,349
Series 5250, Class NH
3.000%	08/25/52	1,500	1,267,168
Series 5269, Class AD
2.000%	01/25/55	4,501	3,471,387
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48	1,177	1,020,007
Series 2019-23, Class AE
3.500%	02/20/49	1,000	924,685
Series 2019-69, Class KB
3.000%	06/20/49	2,400	1,908,476

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	457	$146
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	783	11,217
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,603	47,286
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,211	20,513
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	949	14,814
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,158	41,935
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,098	32,299
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	718	8,479
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	4,290	65,088
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,573	27,656
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,594	25,147
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52	12,524	255,878
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29	116	115,847
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.730%(cc)	07/25/35	18	17,869
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	228	212,612
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,692	1,484,505
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	01/25/48	148	143,218
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28	44	44,002

Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.667%(c)	04/25/34		2,591		$2,569,147
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
8.078%(c)	02/27/24		1,686		1,646,777
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		735		685,914
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	268		288,638
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.282%(cc)	02/25/34		53		49,271
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.604%(c)	02/25/57		356		355,200
Series 2020-04, Class A1, 144A
1.750%	10/25/60		549		476,846

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,737,952)					41,738,418

SOVEREIGN BONDS — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)		2,420		2,289,296
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465		386,248
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220		208,842
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745		700,553
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400		379,336
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510		1,512,765
3.375%	07/30/25	EUR	1,200		1,290,060
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200		198,691
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000		990,322

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.000%	03/12/24		200	$196,477
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	261,640
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	440,092
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	875,596
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	493	474,256

TOTAL SOVEREIGN BONDS (cost $10,759,889)				10,204,174

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Bank
5.500%	07/15/36		850	962,016
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,217	941,196
2.000%	01/01/32		344	312,457
2.000%	02/01/36		889	792,814
2.000%	06/01/40		715	615,566
2.000%	10/01/40		1,190	1,014,723
2.000%	09/01/50		2,756	2,267,156
2.000%	03/01/51		1,112	911,216
2.000%	04/01/51		69	56,848
2.000%	07/01/51		2,631	2,146,259
2.000%	09/01/51		470	386,223
2.000%	10/01/51		475	388,310
2.500%	03/01/30		173	160,742
2.500%	03/01/51		634	544,966
2.500%	04/01/51		5,425	4,625,376
2.500%	05/01/51		2,478	2,106,918
2.500%	08/01/51		471	400,950
2.500%	08/01/51		2,617	2,223,999
2.500%	09/01/51		1,836	1,561,741
2.500%	09/01/51		4,341	3,702,564
2.500%	12/01/51		2,812	2,387,932
3.000%	10/01/28		116	110,825
3.000%	06/01/29		254	242,132
3.000%	01/01/37		80	73,570
3.000%	06/01/42		132	119,518
3.000%	10/01/42		323	292,255
3.000%	01/01/43		304	275,094
3.000%	07/01/43		822	742,829
3.000%	11/01/49		1,096	972,306
3.000%	02/01/50		1,371	1,217,470
3.000%	05/01/50		284	250,746
3.000%	03/01/51		494	435,286
3.000%	06/01/51		1,638	1,443,282
3.000%	02/01/52		2,446	2,170,651
3.000%	02/01/52		3,766	3,319,347
3.500%	06/01/42		136	127,789
3.500%	01/01/47		227	210,435
3.500%	02/01/47		385	356,706
3.500%	06/01/52		1,222	1,113,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/26	97	$94,459
4.000%	09/01/26	33	32,598
4.000%	11/01/37	2,255	2,177,600
4.000%	03/01/38	150	143,496
4.000%	10/01/39	248	238,274
4.000%	09/01/40	310	298,814
4.000%	12/01/40	149	143,437
4.000%	10/01/41	124	119,185
4.000%	01/01/42	42	40,272
4.000%	04/01/52	909	861,946
4.000%	08/01/52	641	602,087
4.500%	02/01/39	34	33,122
4.500%	09/01/39	52	50,965
4.500%	10/01/39	455	449,910
4.500%	12/01/39	47	46,665
4.500%	07/01/41	57	55,544
4.500%	07/01/41	1,050	1,038,017
4.500%	08/01/41	68	66,415
4.500%	08/01/41	102	99,246
4.500%	08/01/41	166	162,990
4.500%	10/01/41	95	93,316
4.500%	12/01/47	87	85,558
4.500%	08/01/48	179	175,273
4.500%	07/01/52	1,937	1,863,046
4.500%	09/01/52	236	226,753
4.500%	04/01/53	1,978	1,901,565
4.500%	05/01/53	983	944,873
5.000%	05/01/34	11	11,162
5.000%	05/01/34	120	121,305
5.000%	10/01/35	3	2,905
5.000%	07/01/37	167	168,405
5.000%	05/01/39	25	25,128
5.000%	10/01/52	1,459	1,429,749
5.000%	11/01/52	2,903	2,846,386
5.500%	12/01/33	28	27,634
5.500%	01/01/34	27	26,700
5.500%	06/01/34	36	36,895
5.500%	07/01/34	82	83,773
5.500%	05/01/37	23	23,186
5.500%	02/01/38	174	178,813
5.500%	05/01/38	19	19,553
5.500%	07/01/38	48	49,401
6.000%	03/01/32	110	111,187
6.000%	12/01/33	21	20,988
6.000%	11/01/36	23	22,929
6.000%	01/01/37	14	14,991
6.000%	05/01/37	10	10,439
6.000%	02/01/38	2	1,776
6.000%	08/01/39	27	28,416
6.750%	03/15/31	550	644,029
7.000%	05/01/31	3	2,587
7.000%	06/01/31	10	10,191
7.000%	08/01/31	84	85,185
7.000%	10/01/31	5	5,061
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.178%, Floor 2.341%)
5.178%(c)	02/01/53	2,006	1,977,518

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Federal National Mortgage Assoc.
1.500%	01/01/36	478	$412,238
1.500%	02/01/42	466	376,887
1.500%	11/01/50	3,206	2,479,587
1.500%	12/01/50	3,374	2,609,885
1.500%	07/01/51	798	617,130
2.000%	08/01/31	336	304,733
2.000%	05/01/36	480	425,815
2.000%	12/01/36	1,520	1,347,250
2.000%	02/01/41	1,510	1,288,913
2.000%	05/01/41(k)	3,339	2,842,538
2.000%	08/01/50	1,124	924,524
2.000%	10/01/50	6,576	5,414,274
2.000%	11/01/50	1,531	1,259,179
2.000%	01/01/51	1,280	1,052,511
2.000%	02/01/51	61	50,109
2.000%	03/01/51	6,839	5,604,002
2.000%	04/01/51	456	373,095
2.000%	05/01/51	14,450	11,832,257
2.000%	08/01/51	2,093	1,711,392
2.000%	10/01/51	3,546	2,895,693
2.500%	07/01/32	814	752,235
2.500%	08/01/32	872	806,060
2.500%	09/01/32	852	787,135
2.500%	07/01/35	3,168	2,927,841
2.500%	10/01/43	322	277,888
2.500%	12/01/46	684	588,181
2.500%	03/01/50	658	562,389
2.500%	08/01/50	2,372	2,023,821
2.500%	02/01/51	1,292	1,101,474
2.500%	02/01/51	1,573	1,339,827
2.500%	03/01/51	1,568	1,336,421
2.500%	04/01/51	2,733	2,329,615
2.500%	08/01/51	929	789,138
2.500%	08/01/51	1,413	1,201,576
2.500%	09/01/51	980	833,299
2.500%	10/01/51	509	432,534
2.500%	11/01/51	2,367	2,011,083
2.500%	12/01/51	3,871	3,308,501
2.500%	02/01/52	463	395,897
2.500%	03/01/52	1,758	1,493,753
2.500%	05/01/52	1,389	1,187,476
3.000%	TBA(tt)	500	440,020
3.000%	02/01/27	371	357,134
3.000%	08/01/30	386	364,883
3.000%	05/01/35	3,038	2,843,037
3.000%	07/01/36	1,890	1,769,107
3.000%	11/01/36	598	551,949
3.000%	12/01/42	566	510,502
3.000%	03/01/43	113	102,228
3.000%	11/01/46	400	359,251
3.000%	01/01/47	596	533,502
3.000%	02/01/47	634	567,397
3.000%	03/01/47	331	296,584
3.000%	06/01/49	14	12,218
3.000%	12/01/49	1,243	1,104,340
3.000%	01/01/50	470	416,920
3.000%	02/01/50	478	423,793

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	02/01/50	2,564	$2,276,788
3.000%	03/01/50	260	230,214
3.000%	04/01/51	120	106,062
3.000%	05/01/51	2,168	1,910,258
3.000%	11/01/51	109	96,448
3.000%	12/01/51	4,529	4,019,564
3.000%	03/01/52	936	827,451
3.000%	04/01/52	469	413,588
3.000%	04/01/52	944	838,421
3.000%	04/01/52	1,462	1,287,543
3.500%	TBA(tt)	2,500	2,278,027
3.500%	07/01/31	300	286,070
3.500%	02/01/33	766	734,004
3.500%	06/01/39	243	227,852
3.500%	01/01/42	1,392	1,302,963
3.500%	05/01/42	740	692,414
3.500%	07/01/42	394	369,033
3.500%	08/01/42	149	139,885
3.500%	08/01/42	382	357,862
3.500%	09/01/42	218	203,661
3.500%	09/01/42	784	733,119
3.500%	11/01/42	106	99,094
3.500%	03/01/43	1,186	1,109,375
3.500%	04/01/43	234	219,475
3.500%	04/01/43	326	304,549
3.500%	01/01/46	605	568,122
3.500%	07/01/46	420	389,025
3.500%	11/01/46	495	458,718
3.500%	09/01/47	259	239,634
3.500%	01/01/48	2,193	2,027,819
3.500%	05/01/48	442	407,689
3.500%	06/01/48	444	409,987
3.500%	07/01/48	263	242,446
3.500%	03/01/49	5,178	4,779,056
3.500%	05/01/49	380	350,549
3.500%	06/01/49	216	199,761
3.500%	02/01/52	2,822	2,574,661
3.500%	03/01/52	957	879,613
4.000%	10/01/41	894	859,394
4.000%	09/01/44	641	614,363
4.000%	10/01/46	246	233,331
4.000%	02/01/47	119	113,132
4.000%	09/01/47	405	387,223
4.000%	11/01/47	284	271,044
4.000%	11/01/47	572	547,329
4.000%	03/01/49	2,590	2,469,638
4.000%	04/01/52	469	440,024
4.000%	06/01/52	939	881,492
4.000%	08/01/52	3,470	3,257,138
4.000%	12/01/52	4,476	4,201,028
4.500%	07/01/33	20	19,239
4.500%	08/01/33	21	20,447
4.500%	09/01/33	48	47,270
4.500%	10/01/33	3	2,506
4.500%	10/01/33	18	17,634
4.500%	10/01/33	50	49,643
4.500%	01/01/35	1	618
4.500%	07/01/39	379	372,835

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	08/01/39	517		$509,330
4.500%	03/01/41	169		166,557
4.500%	11/01/47	932		914,334
4.500%	01/01/49	142		138,637
4.500%	09/01/52	260		249,940
4.500%	04/01/53	195		187,135
4.500%	04/01/53	3,584		3,445,682
4.500%	05/01/53	195		187,848
5.000%	03/01/34	103		103,260
5.000%	06/01/35	36		36,679
5.000%	07/01/35	50		49,933
5.000%	09/01/35	42		42,538
5.000%	11/01/35	54		53,793
5.000%	02/01/36	45		45,519
5.000%	05/01/36	23		22,744
5.000%	06/01/49	477		474,567
5.000%	09/01/52	478		468,831
5.000%	10/01/52	997		977,211
5.000%	03/01/53	4,897		4,799,025
5.000%	05/01/53	2,100		2,057,841
5.000%	05/01/53	3,538		3,466,920
5.500%	TBA(tt)	2,000		1,990,312
5.500%	09/01/33	90		92,222
5.500%	10/01/33	43		43,324
5.500%	12/01/33	23		23,745
5.500%	01/01/34	1		544
5.500%	12/01/34	86		88,561
5.500%	10/01/35	185		185,400
5.500%	03/01/36	43		43,091
5.500%	05/01/36	86		86,769
5.500%	04/01/37	41		42,200
6.000%	04/01/33	7		7,179
6.000%	06/01/33	3		2,666
6.000%	10/01/33	149		151,600
6.000%	11/01/33	2		1,817
6.000%	11/01/33	8		7,644
6.000%	11/01/33	38		38,703
6.000%	01/01/34	174		178,732
6.000%	02/01/34	30		31,166
6.000%	03/01/34	16		16,400
6.000%	07/01/34	91		92,106
6.000%	08/01/34	—	(r)	500
6.000%	10/01/34	2		1,865
6.000%	11/01/34	2		2,159
6.000%	11/01/34	7		6,807
6.000%	01/01/35	45		45,338
6.000%	01/01/35	78		78,603
6.000%	02/01/35	33		33,310
6.000%	02/01/35	109		112,298
6.000%	03/01/35	1		817
6.000%	04/01/35	—	(r)	409
6.000%	07/01/36	15		15,927
6.000%	02/01/37	34		35,486
6.000%	05/01/37	13		13,334
6.000%	06/01/37	—	(r)	263
6.000%	08/01/37	6		6,177
6.000%	09/01/37	—	(r)	195
6.000%	10/01/37	25		26,242

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	05/01/38	29		$30,059
6.000%	06/01/38	—	(r)	429
6.500%	07/01/32	25		25,268
6.500%	09/01/32	1		1,238
6.500%	09/01/32	30		30,431
6.500%	09/01/32	33		34,023
6.500%	09/01/32	42		43,251
6.500%	04/01/33	38		39,862
6.500%	11/01/33	18		18,037
6.500%	01/01/34	8		7,959
6.500%	09/01/34	39		40,176
6.500%	09/01/36	39		40,996
6.500%	10/01/36	11		10,972
6.500%	01/01/37	34		35,121
6.500%	01/01/37	50		50,780
6.625%	11/15/30	995		1,152,634
7.000%	02/01/32	6		6,306
7.000%	05/01/32	8		8,261
7.000%	06/01/32	9		8,840
7.000%	07/01/32	26		26,444
7.125%	01/15/30(k)	3,195		3,733,515
Government National Mortgage Assoc.
2.000%	03/20/51	749		631,594
2.000%	07/20/51	456		384,870
2.000%	10/20/51	661		556,775
2.500%	03/20/43	127		112,172
2.500%	12/20/46	228		199,862
2.500%	08/20/50	68		58,534
2.500%	09/20/50	503		437,593
2.500%	10/20/50	2,302		2,003,321
2.500%	11/20/50	1,750		1,522,695
2.500%	03/20/51	1,177		1,023,179
2.500%	05/20/51	2,202		1,913,409
2.500%	07/20/51	1,025		887,347
2.500%	08/20/51	4,009		3,475,858
2.500%	10/20/51	1,167		1,011,303
2.500%	11/20/51	437		378,763
2.500%	12/20/51	304		263,580
2.500%	01/20/52	42		36,323
2.500%	03/20/52	1,880		1,628,131
2.500%	04/20/52	3,296		2,854,167
3.000%	TBA	500		446,738
3.000%	12/20/44	84		77,066
3.000%	03/15/45	238		213,931
3.000%	11/20/45	260		237,237
3.000%	03/20/46	532		484,851
3.000%	07/20/46	1,349		1,227,460
3.000%	08/20/46	359		325,848
3.000%	10/20/46	313		283,540
3.000%	04/20/47	440		399,127
3.000%	12/20/49	149		134,406
3.000%	01/20/50	881		794,898
3.000%	06/20/51	648		581,573
3.000%	10/20/51	1,358		1,218,079
3.000%	12/20/51	2,675		2,395,328
3.500%	12/20/42	515		484,572
3.500%	05/20/43	157		147,855
3.500%	04/20/45	451		422,856

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	07/20/46	1,625		$1,521,491
3.500%	07/20/48	1,252		1,168,773
3.500%	11/20/48	414		386,128
3.500%	06/20/49	1,547		1,441,966
4.000%	06/15/40	30		28,950
4.000%	05/20/41	26		25,401
4.000%	12/20/42	294		285,530
4.000%	08/20/44	105		102,316
4.000%	11/20/45	202		194,361
4.000%	12/20/45	550		530,527
4.000%	09/20/47	1,497		1,440,301
4.000%	02/20/49	537		513,460
4.000%	01/20/50	212		202,599
4.500%	04/15/40	171		168,649
4.500%	01/20/41	198		196,638
4.500%	02/20/41	310		308,096
4.500%	03/20/41	156		154,427
4.500%	06/20/44	230		228,301
4.500%	09/20/46	186		181,131
4.500%	11/20/46	242		239,314
4.500%	03/20/47	130		128,206
4.500%	05/20/48	210		205,699
4.500%	08/20/48	373		364,783
4.500%	08/20/52	1,992		1,924,538
5.000%	10/20/37	50		50,468
5.000%	04/20/45	263		266,924
5.500%	08/15/33	109		109,650
5.500%	08/15/33	144		144,212
5.500%	09/15/33	33		32,793
5.500%	12/15/33	7		7,291
5.500%	03/15/34	95		94,953
5.500%	12/15/34	163		166,557
5.500%	07/15/35	30		29,997
5.500%	04/15/36	20		20,406
6.000%	04/15/33	4		4,195
6.000%	12/15/33	61		62,262
6.000%	01/15/34	15		15,443
6.000%	01/15/34	17		17,481
6.000%	01/15/34	32		33,592
6.000%	06/20/34	53		55,810
6.000%	07/15/34	38		39,925
6.500%	10/15/23	—	(r)	12
6.500%	12/15/23	—	(r)	81
6.500%	01/15/24	—	(r)	32
6.500%	01/15/24	—	(r)	423
6.500%	01/15/24	1		733
6.500%	01/15/24	1		1,037
6.500%	01/15/24	3		2,751
6.500%	02/15/24	—	(r)	41
6.500%	02/15/24	—	(r)	175
6.500%	02/15/24	—	(r)	253
6.500%	02/15/24	—	(r)	408
6.500%	02/15/24	1		569
6.500%	03/15/24	—	(r)	118
6.500%	04/15/24	—	(r)	63
6.500%	04/15/24	—	(r)	211
6.500%	04/15/24	—	(r)	239
6.500%	04/15/24	—	(r)	314

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.500%	04/15/24	1		$1,069
6.500%	04/15/24	1		1,294
6.500%	05/15/24	—	(r)	257
6.500%	05/15/24	1		572
6.500%	05/15/24	1		1,048
6.500%	10/15/24	1		940
6.500%	11/15/28	2		2,112
6.500%	08/15/31	3		2,651
6.500%	12/15/31	5		5,232
6.500%	02/15/32	16		16,472
6.500%	06/15/32	10		9,926
6.500%	07/15/32	17		17,485
6.500%	08/15/32	3		3,036
6.500%	08/15/32	3		3,346
6.500%	08/15/32	6		6,251
6.500%	08/15/32	16		16,291
6.500%	08/15/32	96		98,400
6.500%	08/15/34	18		18,656
6.500%	06/15/35	16		16,630
6.500%	09/15/36	20		20,118
8.000%	01/15/24	—	(r)	210
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200		161,053
7.125%	05/01/30	510		592,958

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $281,166,072)				262,971,435

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
1.250%	05/15/50	4,990		2,806,875
2.000%	11/15/41	1,000		732,187
2.250%	05/15/41(a)(h)	15,970		12,301,891
2.375%	02/15/42(h)	12,375		9,637,031
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830		411,369
2.000%(s)	08/15/39	360		187,045
2.378%(s)	11/15/43	3,600		1,536,750
2.941%(s)	11/15/41	7,520		3,498,563

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,206,037)				31,111,711

TOTAL LONG-TERM INVESTMENTS (cost $1,348,463,412)				2,206,544,489

		Shares
SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MUTUAL FUNDS — 13.4%
PGIM Core Ultra Short Bond Fund(wa)		260,719,316		260,719,316
PGIM Institutional Money Market Fund (cost $70,253,492; includes $69,951,367 of cash collateral for securities on loan)(b)(wa)		70,375,802		70,326,540

TOTAL AFFILIATED MUTUAL FUNDS (cost $330,972,808)				331,045,856

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.098%	09/14/23	1,100	$1,088,502

(cost $1,088,471)

TOTAL SHORT-TERM INVESTMENTS (cost $332,061,279)			332,134,358

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.8%
(cost $1,680,524,691)			2,538,678,847

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $40,625)			(5,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.8% (cost $1,680,484,066)			2,538,673,503
Liabilities in excess of other assets(z) — (2.8)%			(69,461,615)

NET ASSETS — 100.0%			$2,469,211,888

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $758,005 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,280,922; cash collateral of $69,951,367 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,000,000 is 0.2% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$(2,500)	$(2,119,727)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(1,000)	(938,398)
Federal National Mortgage Assoc.	4.500%	TBA	07/13/23	(2,000)	(1,922,813)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,011,368)					$(4,980,938)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27	—	8,000	$(5,270)

(premiums received $40,625)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100	$(74)

(premiums received $0)
Total Options Written (premiums received $40,625)								$(5,344)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
70	2 Year U.S. Treasury Notes	Sep. 2023	$14,234,063	$(153,072)
412	5 Year U.S. Treasury Notes	Sep. 2023	44,122,625	(836,001)
385	10 Year U.S. Treasury Notes	Sep. 2023	43,222,268	(717,205)
138	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	18,798,188	101,835
3	Mini MSCI EAFE Index	Sep. 2023	323,325	2,563
69	S&P 500 E-Mini Index	Sep. 2023	15,484,463	478,595

				(1,123,285)

Short Positions:
21	5 Year Euro-Bobl	Sep. 2023	2,651,518	36,269
24	10 Year U.S. Ultra Treasury Notes	Sep. 2023	2,842,500	47,604
398	20 Year U.S. Treasury Bonds	Sep. 2023	50,508,688	163,581

				247,454

				$(875,831)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR	15,966	$17,435,049	$17,426,393	$—	$(8,656)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	BNP	EUR	15,604	$16,828,409	$17,030,765	$—	$(202,356)
Expiring 07/05/23	BNP	EUR	362	388,025	395,628	—	(7,603)
Expiring 08/02/23	SSB	EUR	15,966	17,459,684	17,452,077	7,607	—

				$34,676,118	$34,878,470	7,607	(209,959)

						$7,607	$(218,615)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreement outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500%(M)	4,370	*	$2,849	$(56)	$2,905	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(11,601)	$99,144	$(110,745)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(11,601)	96,707	(108,308)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(11,601)	108,786	(120,387)	BARC

				$(34,803)	$304,637	$(339,440)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$(3,358)	$(3,358)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$10,497	$10,497
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	19,372	19,372

				$—	$26,511	$26,511

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.540%	JPM	09/20/23	(5,376)	$(6,678)	$—	$(6,678)
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	GSI	07/10/23	26,725	(1,526,774)	—	(1,526,774)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/18/23	6,655	(88,354)	—	(88,354)
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	GSI	07/19/23	12,240	(159,281)	—	(159,281)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/21/23	11,775	(241,002)	—	(241,002)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/26/23	10,220	(272,616)	—	(272,616)
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 5.230%	GSI	07/27/23	16,755	(540,521)	—	(540,521)
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	BOA	08/10/23	19,230	(547,035)	—	(547,035)
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.250%	JPM	08/23/23	13,010	23,201	—	23,201

					$(3,359,060)	$—	$(3,359,060)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$304,637	$(56)	$26,106	$(3,721,701)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,928,621
GS	—	1,088,502

Total	$—	$3,017,123

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,185,381,042	$12,319,172	$—
Preferred Stocks	1,258,000	62,241	—
Rights	—	—	—	**
Unaffiliated Exchange-Traded Funds	21,352,715	—	—
Asset-Backed Securities
Automobiles	—	58,362,731	—
Collateralized Loan Obligations	—	135,730,086	—
Consumer Loans	—	3,774,367	—
Equipment	—	4,569,480	—
Home Equity Loans	—	315,250	—
Other	—	2,512,757	—
Residential Mortgage-Backed Securities	—	235,834	755,229
Student Loans	—	6,246,551	—
Corporate Bonds	—	280,583,711	—
Commercial Mortgage-Backed Securities	—	137,358,079	—
Municipal Bonds	—	9,701,506	—
Residential Mortgage-Backed Securities	—	41,738,417	1
Sovereign Bonds	—	10,204,174	—
U.S. Government Agency Obligations	—	262,971,435	—
U.S. Treasury Obligations	—	31,111,711	—
Short-Term Investments
Affiliated Mutual Funds	331,045,856	—	—
U.S. Treasury Obligation	—	1,088,502	—

Total	$1,539,037,613	$998,886,004	$755,230

Liabilities
Options Written	$—	$(5,270)	$(74)

Other Financial Instruments*
Assets
Futures Contracts	$830,447	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	7,607	—
OTC Credit Default Swap Agreement	—	—	2,849
Centrally Cleared Interest Rate Swap Agreements	—	29,869	—
OTC Total Return Swap Agreement	—	23,201	—

Total	$830,447	$60,677	$2,849

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Forward Commitment Contracts	$—	$(4,980,938)	$—
Futures Contracts	(1,706,278)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(218,615)	—
OTC Credit Default Swap Agreements	—	(34,803)	—
Centrally Cleared Interest Rate Swap Agreement	—	(3,358)	—
OTC Total Return Swap Agreements	—	(3,382,261)	—

Total	$(1,706,278)	$(8,619,975)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	13.4%
U.S. Government Agency Obligations	10.6
Commercial Mortgage-Backed Securities	5.6
Collateralized Loan Obligations	5.5
Software	5.1
Banks	4.6
Technology Hardware, Storage & Peripherals	3.8
Semiconductors & Semiconductor Equipment	3.6
Automobiles	3.5
Pharmaceuticals	2.6
Interactive Media & Services	2.6
Financial Services	2.0
Oil, Gas & Consumable Fuels	1.8
Residential Mortgage-Backed Securities	1.7
Broadline Retail	1.5
Health Care Providers & Services	1.4
Health Care Equipment & Supplies	1.4
Electric	1.3
Capital Markets	1.3
U.S. Treasury Obligations	1.3
Insurance	1.2
Aerospace & Defense	1.1
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Biotechnology	1.0
Chemicals	0.9
Consumer Staples Distribution & Retail	0.9
Beverages	0.9
Unaffiliated Exchange-Traded Funds	0.9
Machinery	0.9
Electric Utilities	0.8
Pipelines	0.8
Media	0.8
Life Sciences Tools & Services	0.8
Entertainment	0.7
Household Products	0.7
IT Services	0.6
Telecommunications	0.5

Specialized REITs	0.5%
Food Products	0.5
Oil & Gas	0.4
Industrial Conglomerates	0.4
Communications Equipment	0.4
Sovereign Bonds	0.4
Agriculture	0.4
Municipal Bonds	0.4
Ground Transportation	0.4
Diversified Telecommunication Services	0.4
Multi-Utilities	0.4
Real Estate Investment Trusts (REITs)	0.4
Professional Services	0.3
Tobacco	0.3
Retail	0.3
Auto Manufacturers	0.3
Electronic Equipment, Instruments & Components	0.3
Electrical Equipment	0.3
Air Freight & Logistics	0.3
Diversified Financial Services	0.3
Foods	0.3
Commercial Services & Supplies	0.3
Student Loans	0.3
Consumer Finance	0.2
Textiles, Apparel & Luxury Goods	0.2
Metals & Mining	0.2
Building Products	0.2
Healthcare-Services	0.2
Packaging & Containers	0.2
Equipment	0.2
Household Durables	0.2
Energy Equipment & Services	0.2
Residential REITs	0.2
Consumer Loans	0.1
Industrial REITs	0.1
Trading Companies & Distributors	0.1
Gas	0.1
Commercial Services	0.1
Airlines	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Retail REITs	0.1%
Miscellaneous Manufacturing	0.1
Semiconductors	0.1
Passenger Airlines	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.1
Other	0.1
Health Care REITs	0.1
Engineering & Construction	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Transportation	0.1
Distributors	0.1
Office/Business Equipment	0.1
Personal Care Products	0.1
Mining	0.1
Home Builders	0.1
Automobile Components	0.1
Construction & Engineering	0.0	*
Water Utilities	0.0	*
Office REITs	0.0	*
Gas Utilities	0.0	*
Building Materials	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Apparel	0.0	*
Healthcare-Products	0.0	*
Hotel & Resort REITs	0.0	*
Housewares	0.0	*
Lodging	0.0	*
Home Equity Loans	0.0	*
Leisure Products	0.0	*
Forest Products & Paper	0.0	*
Distribution/Wholesale	0.0	*
Diversified REITs	0.0	*
Transportation Infrastructure	0.0	*
Marine Transportation	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$304,637		Premiums received for OTC swap agreements	$56
Credit contracts	—	—		Options written outstanding, at value	74
Credit contracts	Unrealized appreciation on OTC swap agreements	2,905		Unrealized depreciation on OTC swap agreements	339,440
Equity contracts	Due from/to broker-variation margin futures	481,158	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,607		Unrealized depreciation on OTC forward foreign currency exchange contracts	218,615
Interest rate contracts	Due from/to broker-variation margin futures	349,289	*	Due from/to broker-variation margin futures	1,706,278	*
Interest rate contracts	Due from/to broker-variation margin swaps	29,869	*	Due from/to broker-variation margin swaps	3,358	*
Interest rate contracts		—		Options written outstanding, at value	5,270
Interest rate contracts	Unrealized appreciation on OTC swap agreements	23,201		Unrealized depreciation on OTC swap agreements	3,382,261

		$1,198,666			$5,655,352

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(168,734)	$162,307	$—	$—	$(515,639)
Equity contracts	—	—	1,142,023	—	—
Foreign exchange contracts	—	—	—	(471,637)	—
Interest rate contracts	(73,750)	115,742	(1,202,199)	—	5,106,555

Total	$(242,484)	$278,049	$(60,176)	$(471,637)	$4,590,916

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$47,128	$(26,782)	$—	$—	$(408,298)
Equity contracts	—	—	953,831	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$333,373	$—
Interest rate contracts	—	35,355	(821,126)	—	(4,901,645)

Total	$47,128	$8,573	$132,705	$333,373	$(5,309,943)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 69,109
Options Written (2)	42,886,667
Futures Contracts - Long Positions (2)	144,392,235
Futures Contracts - Short Positions (2)	56,989,470
Forward Foreign Currency Exchange Contracts - Purchased (3)	11,113,792
Forward Foreign Currency Exchange Contracts - Sold (3)	27,469,348
Interest Rate Swap Agreements (2)	12,753,333
Credit Default Swap Agreements - Buy Protection (2)	19,025,227
Credit Default Swap Agreements - Sell Protection (2)	5,004,726
Total Return Swap Agreements (2)	104,009,641

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$69,280,922	$(69,280,922)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$304,637	$(339,440)	$(34,803)	$—	$(34,803)
BNP	—	(209,959)	(209,959)	209,959	—
BOA	—	(552,305)	(552,305)	552,305	—
GSI	2,905	(2,226,706)	(2,223,801)	2,223,801	—
JPM	23,201	(608,650)	(585,449)	585,449	—
SSB	7,607	(8,656)	(1,049)	—	(1,049)

	$338,350	$(3,945,716)	$(3,607,366)	$3,571,514	$(35,852)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $69,280,922:
Unaffiliated investments (cost $1,349,551,883)	$2,207,632,991
Affiliated investments (cost $330,972,808)	331,045,856
Foreign currency, at value (cost $55,874)	55,751
Cash	35
Receivable for investments sold	49,806,314
Dividends and interest receivable	7,817,107
Tax reclaim receivable	337,341
Premiums paid for OTC swap agreements	304,637
Due from broker-variation margin futures	184,920
Receivable for Portfolio shares sold	38,956
Unrealized appreciation on OTC swap agreements	26,106
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,607
Due from broker-variation margin swaps	2,663
Receivable from affiliate	610
Prepaid expenses	3,141

Total Assets	2,597,264,035

LIABILITIES
Payable to broker for collateral for securities on loan	69,951,367
Payable for investments purchased	47,163,368
Forward commitment contracts, at value (proceeds receivable $5,011,368)	4,980,938
Unrealized depreciation on OTC swap agreements	3,721,701
Management fee payable	1,104,611
Accrued expenses and other liabilities	515,295
Payable for Portfolio shares purchased	238,445
Unrealized depreciation on OTC forward foreign currency exchange contracts	218,615
Due to broker-variation margin futures	77,008
Payable to affiliate	72,947
Options written outstanding, at value (premiums received $40,625)	5,344
Distribution fee payable	1,410
Affiliated transfer agent fee payable	1,042
Premiums received for OTC swap agreements	56

Total Liabilities	128,052,147

NET ASSETS	$2,469,211,888

Net assets were comprised of:
Partners’ Equity	$2,469,211,888

Class I:
Net asset value and redemption price per share, $2,462,248,606 / 66,611,735 outstanding shares of beneficial interest	$36.96

Class III:
Net asset value and redemption price per share, $6,963,282 / 189,409 outstanding shares of beneficial interest	$36.76

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$19,407,620
Unaffiliated dividend income (net of $73,371 foreign withholding tax, of which $7,934 is reimbursable by an affiliate)	10,156,394
Affiliated dividend income	6,808,067
Affiliated income from securities lending, net	55,203

Total income	36,427,284

EXPENSES
Management fee.	6,559,008
Distribution fee—Class III	8,627
Custodian and accounting fees	127,274
Audit fee	24,547
Shareholders’ reports	24,372
Trustees’ fees	23,766
Professional Fees	17,967
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	39,932

Total expenses	6,830,803

NET INVESTMENT INCOME (LOSS)	29,596,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,807))	69,263,057
Futures transactions	(60,176)
Forward currency contract transactions	(471,637)
Options written transactions	278,049
Swap agreements transactions	4,590,916
Foreign currency transactions	(68,255)

73,531,954

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,052))	113,975,357
Futures	132,705
Forward currency contracts.	333,373
Options written	8,573
Swap agreements	(5,309,943)
Foreign currencies	75,170

109,215,235

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	182,747,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,343,670

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,596,481	$40,721,667
Net realized gain (loss) on investment and foreign currency transactions	73,531,954	37,140,301
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	109,215,235	(497,267,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	212,343,670	(419,405,745)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,195,315	21,707,452
Portfolio shares purchased	(93,644,202)	(163,027,170)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(81,448,887)	(141,319,718)

TOTAL INCREASE (DECREASE)	130,894,783	(560,725,463)
NET ASSETS:
Beginning of period	2,338,317,105	2,899,042,568

End of period	$2,469,211,888	$2,338,317,105

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.84		$39.67	$34.99	$31.40	$26.50		$27.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.44		0.57	0.40	0.50	0.59		0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		(6.40)	4.28	3.09	4.31		(1.20)

Total from investment operations	3.12		(5.83)	4.68	3.59	4.90		(0.67)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(b)(c)

Net Asset Value, end of period	$36.96		$33.84	$39.67	$34.99	$31.40		$26.50

Total Return(d)	9.22%		(14.70)%	13.38%	11.43%	18.49	%(e)	(2.47	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,462		$2,332	$2,896	$2,710	$2,597		$2,370
Average net assets (in millions)	$2,398		$2,513	$2,800	$2,540	$2,506		$2,535
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.58%	0.59%		0.59%
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.58%	0.59%		0.59%
Net investment income (loss)	2.48	%(g)	1.62%	1.06%	1.58%	2.02%		1.94%
Portfolio turnover rate(h)(i)	61%		96%	69%	75%	90%		101%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.70		$39.60	$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.52	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.67		(6.42)	2.64

Total from investment operations	3.06		(5.90)	2.85

Net Asset Value, end of period	$36.76		$33.70	$39.60

Total Return(d)	9.08%		(14.90)%	7.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$7	$3
Average net assets (in millions)	$7		$5	$1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.81	%(k)
Expenses before waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.81	%(k)
Net investment income (loss)	2.23	%(g)	1.48%	0.76	%(k)
Portfolio turnover rate(h)(i)	61%		96%	69%
(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 59.8%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	4,200	$49,523
Dassault Aviation SA (France)	384	76,935
Howmet Aerospace, Inc.	290,800	14,412,048
Lockheed Martin Corp.	25,100	11,555,538
MTU Aero Engines AG (Germany)	74	19,193
Northrop Grumman Corp.	9,900	4,512,420
Raytheon Technologies Corp.	200,600	19,650,776
Rolls-Royce Holdings PLC (United Kingdom)*	11,270	21,672
Thales SA (France)	153	22,924

		50,321,029

Air Freight & Logistics — 0.2%
FedEx Corp.	45,700	11,329,030

Automobile Components — 0.1%
BorgWarner, Inc.	120,600	5,898,546

Automobiles — 1.4%
Bayerische Motoren Werke AG (Germany)	1,613	198,410
Ford Motor Co.	344,600	5,213,798
General Motors Co.	441,200	17,012,672
Isuzu Motors Ltd. (Japan)	1,200	14,558
Mazda Motor Corp. (Japan)	14,900	143,996
Mercedes-Benz Group AG (Germany)	2,851	229,481
Stellantis NV	10,007	175,931
Tesla, Inc.*	147,300	38,558,721
Toyota Motor Corp. (Japan)	5,500	88,397
Volkswagen AG (Germany)	88	14,709

		61,650,673

Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	6,444	100,161
ANZ Group Holdings Ltd. (Australia)	969	15,339
Bank Hapoalim BM (Israel)	4,211	34,726
Bank of America Corp.	339,200	9,731,648
Barclays PLC (United Kingdom)	32,571	63,630
CaixaBank SA (Spain)	6,344	26,279
Citigroup, Inc.	399,050	18,372,262
Citizens Financial Group, Inc.	123,400	3,218,272
Commerzbank AG (Germany)	1,414	15,675
Commonwealth Bank of Australia (Australia)	383	25,641
DBS Group Holdings Ltd. (Singapore)	200	4,671
DNB Bank ASA (Norway)	1,325	24,778
Erste Group Bank AG (Austria)	468	16,416
HSBC Holdings PLC (United Kingdom)	41,885	331,639
ING Groep NV (Netherlands)	5,020	67,678
Intesa Sanpaolo SpA (Italy)	21,976	57,616
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,668	18,325
JPMorgan Chase & Co.	126,194	18,353,655
KBC Group NV (Belgium)	1,732	120,895
Lloyds Banking Group PLC (United Kingdom)	100,671	55,807
Mediobanca Banca di Credito Finanziario SpA (Italy)	777	9,303

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	33,200	$244,720
Mizrahi Tefahot Bank Ltd. (Israel)	456	15,248
National Australia Bank Ltd. (Australia)	4,026	70,809
NatWest Group PLC (United Kingdom)	7,202	22,013
Nordea Bank Abp (Finland)	13,742	149,687
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,600	41,846
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,229	24,653
Standard Chartered PLC (United Kingdom)	3,360	29,232
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	500	17,738
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,100	17,582
Swedbank AB (Sweden) (Class A Stock)	2,901	48,958
Truist Financial Corp.	281,600	8,546,560
UniCredit SpA (Italy)	7,110	165,333
United Overseas Bank Ltd. (Singapore)	1,700	35,277
Wells Fargo & Co.	478,100	20,405,308

		80,499,380

Beverages — 1.0%
Coca-Cola Co. (The)	420,600	25,328,532
Coca-Cola Europacific Partners PLC (United Kingdom)	300	19,329
Heineken Holding NV (Netherlands)	157	13,663
Heineken NV (Netherlands)	359	36,918
PepsiCo, Inc.	108,900	20,170,458

		45,568,900

Biotechnology — 1.1%
AbbVie, Inc.	162,200	21,853,206
Amgen, Inc.	39,200	8,703,184
Gilead Sciences, Inc.	123,850	9,545,120
Swedish Orphan Biovitrum AB (Sweden)*	494	9,655
Vertex Pharmaceuticals, Inc.*	28,200	9,923,862

		50,035,027

Broadline Retail — 1.9%
Amazon.com, Inc.*	655,200	85,411,872
eBay, Inc.	27,600	1,233,444
Next PLC (United Kingdom)	180	15,784

		86,661,100

Building Products — 0.1%
AGC, Inc. (Japan)	3,200	115,123
Assa Abloy AB (Sweden) (Class B Stock)	1,365	32,810
Carrier Global Corp.(a)	111,100	5,522,781
Cie de Saint-Gobain (France)	666	40,550
Masterbrand, Inc.*(a)	81,100	943,193
Nibe Industrier AB (Sweden) (Class B Stock)	4,437	42,189

		6,696,646

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	5,493	$136,155
Bank of New York Mellon Corp. (The)	328,800	14,638,176
Deutsche Bank AG (Germany)	12,453	130,915
Deutsche Boerse AG (Germany)	262	48,369
Goldman Sachs Group, Inc. (The)	34,300	11,063,122
Hargreaves Lansdown PLC (United Kingdom)	3,428	35,535
Intercontinental Exchange, Inc.	12,800	1,447,424
Invesco Ltd.	522,600	8,784,906
Macquarie Group Ltd. (Australia)	1,812	215,606
Moody’s Corp.	44,300	15,403,996
S&P Global, Inc.	35,100	14,071,239
Singapore Exchange Ltd. (Singapore)	13,000	92,576
UBS Group AG (Switzerland)	7,429	150,576
Virtu Financial, Inc. (Class A Stock)	499,300	8,533,037

		74,751,632

Chemicals — 0.9%
Air Products & Chemicals, Inc.	5,600	1,677,368
Ecolab, Inc.	20,200	3,771,138
ICL Group Ltd. (Israel)	2,068	11,351
Linde PLC	29,300	11,165,644
LyondellBasell Industries NV (Class A Stock)	77,500	7,116,825
Mosaic Co. (The)	22,600	791,000
PPG Industries, Inc.	102,000	15,126,600
Sherwin-Williams Co. (The)	5,400	1,433,808
Shin-Etsu Chemical Co. Ltd. (Japan)	2,500	83,545
Solvay SA (Belgium)	1,489	166,500
Yara International ASA (Brazil)	223	7,879

		41,351,658

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	6,650	63,944
Copart, Inc.*	69,400	6,329,974
Dai Nippon Printing Co. Ltd. (Japan)	4,000	113,622
Waste Management, Inc.	12,800	2,219,776

		8,727,316

Communications Equipment — 0.6%
Cisco Systems, Inc.	509,300	26,351,182

Construction & Engineering — 0.0%
Eiffage SA (France)	250	26,102
Vinci SA (France)	2,132	247,729

		273,831

Construction Materials — 0.2%
Eagle Materials, Inc.	5,500	1,025,310
Heidelberg Materials AG (Germany)	192	15,790
Holcim AG*	762	51,364
Martin Marietta Materials, Inc.	13,200	6,094,308
Vulcan Materials Co.	10,000	2,254,400

		9,441,172

Consumer Finance — 0.2%
Synchrony Financial	239,500	8,123,840

Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	794	15,047

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Coles Group Ltd. (Australia)	1,829	$22,458
Costco Wholesale Corp.	45,800	24,657,804
Endeavour Group Ltd. (Australia)	3,910	16,456
J Sainsbury PLC (United Kingdom)	4,128	14,111
Kesko OYJ (Finland) (Class B Stock)	370	6,968
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	208,411
Kroger Co. (The)	105,000	4,935,000
Tesco PLC (United Kingdom)	9,998	31,539
Walmart, Inc.	88,200	13,863,276
Woolworths Group Ltd. (Australia)	1,666	44,143

		43,815,213

Containers & Packaging — 0.2%
Westrock Co.	274,100	7,968,087

Distributors — 0.2%
LKQ Corp.	158,300	9,224,141

Diversified REITs — 0.0%
GPT Group (The) (Australia)	5,640	15,606
Nomura Real Estate Master Fund, Inc. (Japan)	5	5,767
Stockland (Australia)	7,056	18,969

		40,342

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,022,200	16,304,090
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,901	3,544
Deutsche Telekom AG (Germany)	1,137	24,808
Elisa OYJ (Finland)	194	10,357
GCI Liberty, Inc. (Class A Stock)*^	343	—
HKT Trust & HKT Ltd. (Hong Kong), UTS	11,000	12,808
Koninklijke KPN NV (Netherlands)	24,166	86,272
Swisscom AG (Switzerland)	177	110,473
Telefonica Deutschland Holding AG (Germany)	52,695	148,311
Telefonica SA (Spain)	2,525	10,251
Telstra Group Ltd. (Australia)	4,004	11,486
Verizon Communications, Inc.	125,088	4,652,023

		21,374,423

Electric Utilities — 0.9%
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	10,608
Duke Energy Corp.	38,900	3,490,886
Edison International	12,200	847,290
Endesa SA (Spain)	5,652	121,448
Enel SpA (Italy)	11,186	75,421
Entergy Corp.	79,200	7,711,704
Evergy, Inc.	14,700	858,774
FirstEnergy Corp.	37,000	1,438,560
Fortum OYJ (Finland)	672	8,993
NextEra Energy, Inc.	154,500	11,463,900
NRG Energy, Inc.	374,000	13,983,860
SSE PLC (United Kingdom)	1,595	37,403

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Terna - Rete Elettrica Nazionale (Italy)	2,040	$17,399

		40,066,246

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,888	231,639
Acuity Brands, Inc.	17,200	2,804,976
Eaton Corp. PLC	13,300	2,674,630
Emerson Electric Co.	53,200	4,808,748
Fuji Electric Co. Ltd. (Japan)	300	13,208
Legrand SA (France)	140	13,889
Prysmian SpA (Italy)	775	32,413
Rockwell Automation, Inc.	11,500	3,788,675
Schneider Electric SE	382	69,400
Vertiv Holdings Co.	278,500	6,898,445

		21,336,023

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	24,000	840,960
Hamamatsu Photonics KK (Japan)	300	14,728
Hirose Electric Co. Ltd. (Japan)	1,000	133,134
Keysight Technologies, Inc.*	10,600	1,774,970
Omron Corp. (Japan)	300	18,421
Shimadzu Corp. (Japan)	1,800	55,636
TE Connectivity Ltd.	40,300	5,648,448
Vontier Corp.	75,600	2,435,076
Yokogawa Electric Corp. (Japan)	8,000	148,089

		11,069,462

Energy Equipment & Services — 0.3%
Halliburton Co.	357,700	11,800,523

Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	300	11,892
Electronic Arts, Inc.	86,400	11,206,080
Konami Group Corp. (Japan)	200	10,488
Netflix, Inc.*	62,500	27,530,625
Nintendo Co. Ltd. (Japan)	1,600	72,941
Toho Co. Ltd. (Japan)	1,100	41,899

		38,873,925

Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	113,650	38,754,650
EXOR NV (Netherlands)	155	13,838
Fidelity National Information Services, Inc.	142,200	7,778,340
Industrivarden AB (Sweden) (Class A Stock)	380	10,539
Investor AB (Sweden) (Class A Stock)	683	13,669
Mastercard, Inc. (Class A Stock)	58,600	23,047,380
ORIX Corp. (Japan)	1,700	31,001
PayPal Holdings, Inc.*	259,500	17,316,435
Visa, Inc. (Class A Stock)(a)	107,800	25,600,344

		112,566,196

Food Products — 0.7%
Archer-Daniels-Midland Co.	90,200	6,815,512
Associated British Foods PLC (United Kingdom)	522	13,219

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Edita Food Industries SAE (Egypt), 144A, GDR^.	158	$468
Hershey Co. (The)	55,600	13,883,320
Lamb Weston Holdings, Inc.	32,600	3,747,370
Mondelez International, Inc. (Class A Stock)	119,300	8,701,742
Mowi ASA (Norway)	9,067	143,857
Nestle SA	2,774	333,689
WH Group Ltd. (Hong Kong), 144A	155,000	82,549
Wilmar International Ltd. (China)	51,600	145,368

		33,867,094

Gas Utilities — 0.1%
APA Group (Australia), UTS	1,701	11,005
Enagas SA (Spain)	362	7,115
Osaka Gas Co. Ltd. (Japan)	600	9,197
Tokyo Gas Co. Ltd. (Japan)	6,600	143,996
UGI Corp.	241,200	6,505,164

		6,676,477

Ground Transportation — 0.4%
CSX Corp.	339,300	11,570,130
Ryder System, Inc.	25,800	2,187,582
Uber Technologies, Inc.*	29,300	1,264,881
Union Pacific Corp.	4,400	900,328

		15,922,921

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	174,100	18,980,382
Alcon, Inc. (Switzerland)	306	25,386
Baxter International, Inc.	190,500	8,679,180
Boston Scientific Corp.*	321,300	17,379,117
Cochlear Ltd. (Australia)	90	13,789
DENTSPLY SIRONA, Inc.(a)	99,700	3,989,994
Dexcom, Inc.*	12,400	1,593,524
Edwards Lifesciences Corp.*	41,500	3,914,695
Enovis Corp.*	18,500	1,186,220
Hoya Corp. (Japan)	300	35,900
IDEXX Laboratories, Inc.*	1,700	853,791
Intuitive Surgical, Inc.*	43,800	14,976,972
Koninklijke Philips NV (Netherlands)*	1,316	28,515
Olympus Corp. (Japan)	2,800	44,311
Zimmer Biomet Holdings, Inc.	73,400	10,687,040

		82,388,816

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.(a)	149,800	14,166,586
Centene Corp.*	25,900	1,746,955
Cigna Group (The)	36,100	10,129,660
CVS Health Corp.	154,200	10,659,846
Elevance Health, Inc.	14,300	6,353,347
Fresenius SE & Co. KGaA (Germany)	580	16,088
Humana, Inc.	24,500	10,954,685
Sonic Healthcare Ltd. (Australia)	7,327	174,248
UnitedHealth Group, Inc.	48,300	23,214,912

		77,416,327

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	110,700	$2,225,070
Ventas, Inc.	29,600	1,399,192

		3,624,262

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	184,200	2,361,444

Hotels, Restaurants & Leisure — 1.3%
Accor SA (France)	520	19,350
Aristocrat Leisure Ltd. (Australia)	619	16,015
Booking Holdings, Inc.*	700	1,890,231
Chipotle Mexican Grill, Inc.*	7,400	15,828,600
Darden Restaurants, Inc.(a)	15,300	2,556,324
Genting Singapore Ltd. (Singapore)	18,200	12,691
Hilton Worldwide Holdings, Inc.	30,200	4,395,610
Lottery Corp. Ltd. (The) (Australia)	6,630	22,729
Marriott International, Inc. (Class A Stock)	82,600	15,172,794
McDonald’s Corp.	11,900	3,551,079
Oriental Land Co. Ltd. (Japan)	3,100	120,857
Royal Caribbean Cruises Ltd.*	9,600	995,904
Starbucks Corp.	156,100	15,463,266
Whitbread PLC (United Kingdom)	4,337	186,693

		60,232,143

Household Durables — 0.1%
Lennar Corp. (Class A Stock)	6,500	814,515
Panasonic Holdings Corp. (Japan)	15,700	192,512
PulteGroup, Inc.	59,500	4,621,960
Sekisui House Ltd. (Japan)	900	18,180
Sony Group Corp. (Japan)	400	36,108

		5,683,275

Household Products — 0.9%
Colgate-Palmolive Co.	217,000	16,717,680
Essity AB (Sweden) (Class B Stock)	5,924	157,766
Henkel AG & Co. KGaA (Germany)	144	10,137
Procter & Gamble Co. (The)	167,705	25,447,557
Reckitt Benckiser Group PLC (United Kingdom)	2,066	155,261

		42,488,401

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	267,500	5,545,275
Meridian Energy Ltd. (New Zealand)	4,020	13,843
RWE AG (Germany)	880	38,347
Vistra Corp.	29,500	774,375

		6,371,840

Industrial Conglomerates — 0.6%
3M Co.	81,500	8,157,335
General Electric Co.	179,800	19,751,030
Jardine Cycle & Carriage Ltd. (Singapore)	1,400	36,100
Jardine Matheson Holdings Ltd. (Hong Kong)	300	15,213
Lifco AB (Sweden) (Class B Stock)	736	16,029

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	1,336	$222,712

		28,198,419

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	228,800	7,390,240
CapitaLand Ascendas REIT (Singapore)	4,600	9,284
Goodman Group (Australia)	14,535	195,392

		7,594,916

Insurance — 1.2%
Ageas SA/NV (Belgium)	718	29,107
AIA Group Ltd. (Hong Kong)	4,200	42,657
Allstate Corp. (The)	48,500	5,288,440
American International Group, Inc.	159,400	9,171,876
Aon PLC (Class A Stock)	3,800	1,311,760
Assicurazioni Generali SpA (Italy)	2,730	55,517
AXA SA (France)	7,833	231,475
Axis Capital Holdings Ltd.	39,600	2,131,668
Baloise Holding AG (Switzerland)	63	9,267
Chubb Ltd.	43,800	8,434,128
Dai-ichi Life Holdings, Inc. (Japan)	8,600	163,571
Japan Post Insurance Co. Ltd. (Japan)	300	4,509
Marsh & McLennan Cos., Inc.	61,300	11,529,304
Medibank Private Ltd. (Australia)	59,367	139,452
MetLife, Inc.	262,600	14,844,778
MS&AD Insurance Group Holdings, Inc. (Japan)	700	24,789
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	191	71,704
Poste Italiane SpA (Italy), 144A	763	8,265
QBE Insurance Group Ltd. (Australia)	2,150	22,448
Sompo Holdings, Inc. (Japan)	2,500	112,173
Suncorp Group Ltd. (Australia)	2,575	23,137
Swiss Life Holding AG (Switzerland)	253	148,179
T&D Holdings, Inc. (Japan)	800	11,733
Tokio Marine Holdings, Inc. (Japan)	2,600	59,939

		53,869,876

Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)*	406,800	48,693,960
Alphabet, Inc. (Class C Stock)*	352,440	42,634,667
Meta Platforms, Inc. (Class A Stock)*	195,250	56,032,845
Scout24 SE (Germany), 144A	234	14,827

		147,376,299

IT Services — 0.7%
Accenture PLC (Class A Stock)	45,150	13,932,387
Akamai Technologies, Inc.*	86,500	7,773,755
Cognizant Technology Solutions Corp. (Class A Stock)	22,800	1,488,384
International Business Machines Corp.	57,900	7,747,599
NEC Corp. (Japan)	3,400	164,942
Obic Co. Ltd. (Japan)	100	16,051
Otsuka Corp. (Japan)	200	7,790
TIS, Inc. (Japan)	300	7,517

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	200	$15,648

		31,154,073

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	900	20,842

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	49,300	5,928,325
Mettler-Toledo International, Inc.*	1,100	1,442,804
Sotera Health Co.*	104,700	1,972,548
Thermo Fisher Scientific, Inc.	44,300	23,113,525
West Pharmaceutical Services, Inc.	11,500	4,398,405

		36,855,607

Machinery — 1.0%
AGCO Corp.	6,800	893,656
Alfa Laval AB (Sweden)	390	14,226
ANDRITZ AG (Austria)	2,064	115,109
Atlas Copco AB (Sweden) (Class B Stock)	2,154	26,857
Caterpillar, Inc.	27,100	6,667,955
CNH Industrial NV (United Kingdom)	11,848	170,879
Crane NXT Co.	14,400	812,736
Daimler Truck Holding AG (Germany)	609	21,950
Deere & Co.	20,600	8,346,914
Dover Corp.	41,600	6,142,240
Epiroc AB (Sweden) (Class A Stock)	890	16,858
Epiroc AB (Sweden) (Class B Stock)	550	8,902
GEA Group AG (Germany)	3,536	148,038
Indutrade AB (Sweden)	320	7,223
Komatsu Ltd. (Japan)	1,200	32,458
Kone OYJ (Finland) (Class B Stock)	490	25,600
Metso OYJ (Finland)	950	11,463
Mitsubishi Heavy Industries Ltd. (Japan)	500	23,353
PACCAR, Inc.	99,700	8,339,905
Parker-Hannifin Corp.	16,600	6,474,664
Rational AG (Germany)	49	35,481
Schindler Holding AG (Switzerland)	55	12,381
Schindler Holding AG (Switzerland) (Part. Cert.)	56	13,149
SKF AB (Sweden) (Class B Stock)	506	8,817
Snap-on, Inc.	8,900	2,564,891
Volvo AB (Sweden) (Class A Stock)	612	13,044
Volvo AB (Sweden) (Class B Stock)	3,510	72,640
Xylem, Inc.	18,800	2,117,256

		43,138,645

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	6,975
SITC International Holdings Co. Ltd. (China)	2,000	3,662

		10,637

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	3,000	1,102,110
Comcast Corp. (Class A Stock)	324,900	13,499,595

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Dentsu Group, Inc. (Japan)	200	$6,577
Hakuhodo DY Holdings, Inc. (Japan)	4,100	43,279
Informa PLC (United Kingdom)	17,110	157,980
Publicis Groupe SA (France)	2,380	191,010

		15,000,551

Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)	5,473	149,326
BHP Group Ltd. (Australia)	12,032	361,706
BlueScope Steel Ltd. (Australia)	10,021	137,917
Boliden AB (Sweden)	364	10,548
Fortescue Metals Group Ltd. (Australia)	2,291	33,996
Glencore PLC (Australia)	15,372	87,158
JFE Holdings, Inc. (Japan)	4,400	62,905
Nippon Steel Corp. (Japan)	7,900	165,341
Norsk Hydro ASA (Norway)	1,776	10,587
Pilbara Minerals Ltd. (Australia)	3,125	10,271
Rio Tinto Ltd. (Australia)	504	38,596
Rio Tinto PLC (Australia)	1,513	96,151
South32 Ltd. (Australia)	6,175	15,546
Steel Dynamics, Inc.	23,500	2,559,855
United States Steel Corp.	115,900	2,898,659
voestalpine AG (Austria)	338	12,146

		6,650,708

Multi-Utilities — 0.4%
E.ON SE (Germany)	15,827	202,180
Engie SA (France)	2,487	41,416
NiSource, Inc.	465,700	12,736,895
Sempra Energy	23,800	3,465,042

		16,445,533

Office REITs — 0.1%
Hudson Pacific Properties, Inc.(a)	586,700	2,475,874
Japan Real Estate Investment Corp. (Japan)	2	7,611

		2,483,485

Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom)	49,242	286,706
Chevron Corp.	47,700	7,505,595
ConocoPhillips	172,900	17,914,169
Eni SpA (Italy)	3,286	47,306
Equinor ASA (Norway)	4,104	119,504
Exxon Mobil Corp.	414,500	44,455,125
Hess Corp.	28,200	3,833,790
Marathon Oil Corp.	41,800	962,236
Marathon Petroleum Corp.	62,200	7,252,520
ONEOK, Inc.	55,500	3,425,460
Phillips 66	28,400	2,708,792
Pioneer Natural Resources Co.	8,800	1,823,184
Repsol SA (Spain)	7,950	115,625
Shell PLC (Netherlands)	11,410	340,379
TotalEnergies SE (France)	4,162	238,918
Valero Energy Corp.	43,100	5,055,630

		96,084,939

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,500	$9,348

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	153,300	8,152,494
Deutsche Lufthansa AG (Germany)*	15,956	163,605
Qantas Airways Ltd. (Australia)*	28,933	119,902
Singapore Airlines Ltd. (Singapore)	4,200	22,252
United Airlines Holdings, Inc.*	62,200	3,412,914

		11,871,167

Personal Care Products — 0.0%
Kao Corp. (Japan)	600	21,774
L’Oreal SA (France)	334	155,803
Unilever PLC (United Kingdom)	3,495	181,999

		359,576

Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	2,500	37,231
AstraZeneca PLC (United Kingdom)	1,260	180,626
Bayer AG (Germany)	535	29,615
Bristol-Myers Squibb Co.	335,600	21,461,620
Chugai Pharmaceutical Co. Ltd. (Japan)	900	25,631
Elanco Animal Health, Inc.*	167,300	1,683,038
Eli Lilly & Co.	29,100	13,647,318
GSK PLC	14,465	256,357
Ipsen SA (France)	566	68,133
Johnson & Johnson	260,148	43,059,697
Merck & Co., Inc.	219,200	25,293,488
Novartis AG (Switzerland)	4,552	458,930
Novo Nordisk A/S (Denmark) (Class B Stock)	3,293	531,951
Ono Pharmaceutical Co. Ltd. (Japan)	7,000	126,304
Orion OYJ (Finland) (Class B Stock)	323	13,405
Otsuka Holdings Co. Ltd. (Japan)	1,300	47,686
Pfizer, Inc.	278,600	10,219,048
Roche Holding AG	1,127	344,265
Sanofi	2,980	320,814
Shionogi & Co. Ltd. (Japan)	2,200	92,795

		117,897,952

Professional Services — 0.5%
Automatic Data Processing, Inc.	47,000	10,330,130
BayCurrent Consulting, Inc. (Japan)	3,200	120,326
Clarivate PLC*(a)	103,500	986,355
Concentrix Corp.	47,500	3,835,625
Dun & Bradstreet Holdings, Inc.(a)	244,900	2,833,493
Leidos Holdings, Inc.	39,300	3,477,264
RELX PLC (United Kingdom)	949	31,659
Wolters Kluwer NV (Netherlands)	358	45,457

		21,660,309

Real Estate Management & Development — 0.2%
Mitsui Fudosan Co. Ltd. (Japan)	1,300	25,911
New World Development Co. Ltd. (Hong Kong)	5,000	12,358
Nomura Real Estate Holdings, Inc. (Japan)	100	2,377
Sino Land Co. Ltd. (Hong Kong)	4,000	4,924

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	$11,524
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	10,035
Zillow Group, Inc. (Class A Stock)*	35,200	1,731,840
Zillow Group, Inc. (Class C Stock)*	102,700	5,161,702

		6,960,671

Residential REITs — 0.1%
Equity Residential	44,700	2,948,859
Invitation Homes, Inc.	24,000	825,600

		3,774,459

Retail REITs — 0.1%
Realty Income Corp.	13,600	813,144
Scentre Group (Australia)	7,020	12,415
Simon Property Group, Inc.	13,400	1,547,432
Unibail-Rodamco-Westfield (France)*	160	8,439
Vicinity Ltd. (Australia)	11,837	14,578

		2,396,008

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	8,000	911,280
Applied Materials, Inc.	37,900	5,478,066
ASM International NV (Netherlands)	64	27,175
ASML Holding NV (Netherlands)	437	316,969
Broadcom, Inc.	42,700	37,039,261
First Solar, Inc.*	23,600	4,486,124
Infineon Technologies AG (Germany)	5,299	218,225
Lam Research Corp.	28,500	18,321,510
Marvell Technology, Inc.	154,300	9,224,054
NVIDIA Corp.	209,900	88,791,898
NXP Semiconductors NV (China)	85,400	17,479,672
Qorvo, Inc.*	24,500	2,499,735
QUALCOMM, Inc.	66,400	7,904,256
Renesas Electronics Corp. (Japan)*	7,500	141,542
Skyworks Solutions, Inc.	14,800	1,638,212
STMicroelectronics NV (Singapore)	4,184	208,670

		194,686,649

Software — 6.2%
Adobe, Inc.*	58,850	28,777,062
Check Point Software Technologies Ltd. (Israel)*	200	25,124
Dynatrace, Inc.*	63,000	3,242,610
Gen Digital, Inc.	44,800	831,040
Microsoft Corp.	574,000	195,469,960
NCR Corp.*	383,500	9,664,200
Nice Ltd. (Israel)*	47	9,673
Palo Alto Networks, Inc.*	16,800	4,292,568
Salesforce, Inc.*	122,200	25,815,972
SAP SE (Germany)	330	45,080
ServiceNow, Inc.*	19,200	10,789,824
Teradata Corp.*	29,300	1,564,913
WiseTech Global Ltd. (Australia)	201	10,781
Xero Ltd. (New Zealand)*	2,240	179,469

		280,718,276

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 0.8%
American Tower Corp.	60,900	$11,810,946
Digital Realty Trust, Inc.(a)	11,100	1,263,957
Equinix, Inc.	1,200	940,728
Iron Mountain, Inc.	156,600	8,898,012
Public Storage	34,800	10,157,424
Weyerhaeuser Co.	55,300	1,853,103

		34,924,170

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	11,900	836,570
Bath & Body Works, Inc.	56,000	2,100,000
Fast Retailing Co. Ltd. (Japan)	300	76,942
Home Depot, Inc. (The)	37,800	11,742,192
Industria de Diseno Textil SA (Spain)	6,019	233,464
JD Sports Fashion PLC (United Kingdom)	76,753	142,576
Lowe’s Cos., Inc.	70,500	15,911,850
O’Reilly Automotive, Inc.*	2,700	2,579,310
TJX Cos., Inc. (The)	124,900	10,590,271
Ulta Beauty, Inc.*	14,400	6,776,568
USS Co. Ltd. (Japan)	700	11,589
ZOZO, Inc. (Japan)	400	8,298

		51,009,630

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,075,000	208,517,750
Canon, Inc. (Japan)	7,900	207,664
FUJIFILM Holdings Corp. (Japan)	800	47,667
Hewlett Packard Enterprise Co.	561,500	9,433,200

		218,206,281

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	561	15,138
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	730	124,004
Ermenegildo Zegna NV (Italy)	3,958	50,187
Hermes International (France)	123	267,367
Lululemon Athletica, Inc.*	17,800	6,737,300
LVMH Moet Hennessy Louis Vuitton SE (France)	403	379,994
Moncler SpA (Italy)	132	9,133
NIKE, Inc. (Class B Stock)	8,700	960,219
Pandora A/S (Denmark)	130	11,620
Skechers USA, Inc. (Class A Stock)*	72,300	3,807,318
Swatch Group AG (The) (Switzerland)	140	7,699

		12,369,979

Tobacco — 0.3%
Altria Group, Inc.	50,000	2,265,000
British American Tobacco PLC (United Kingdom)	7,296	242,413
Imperial Brands PLC (United Kingdom)	2,949	65,275
Japan Tobacco, Inc. (Japan)	4,700	102,958
Philip Morris International, Inc.	93,500	9,127,470

		11,803,116

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	2,933	203,348

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Bunzl PLC (United Kingdom)	462	$17,606
IMCD NV (Netherlands)	165	23,745
ITOCHU Corp. (Japan)	1,800	71,499
Mitsubishi Corp. (Japan)	5,200	251,404
Mitsui & Co. Ltd. (Japan)	6,200	234,656
MonotaRO Co. Ltd. (Japan)	700	8,939
W.W. Grainger, Inc.	9,800	7,728,182

		8,539,379

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	102	16,508

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	700	21,618
T-Mobile US, Inc.*	52,700	7,320,030

		7,341,648

TOTAL COMMON STOCKS (cost $1,839,202,613)		2,692,278,199

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	17,207
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	165	20,498
Volkswagen AG (Germany) (PRFC)	253	34,022

		71,727

Banks — 0.0%
Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	626,120

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	240	19,194

TOTAL PREFERRED STOCKS (cost $636,210)		717,041

UNAFFILIATED EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a)	1,188	86,130

(cost $57,907)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.7%
Automobiles — 2.0%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,079,781
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	610	607,645
Series 2019-03, Class C
2.320%	07/18/25	1,874	1,856,424
Series 2020-01, Class C
1.590%	10/20/25	23	22,303

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-03, Class C
1.060%	08/18/26		15	$14,122
Series 2021-02, Class C
1.010%	01/19/27		1,300	1,187,835
Series 2021-02, Class D
1.290%	06/18/27		10	8,979
Series 2021-03, Class C
1.410%	08/18/27		1,300	1,173,744
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	2,910,845
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	3,776,740
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,673,760
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,074,356
Series 2021-02A, Class A, 144A
1.660%	02/20/28		3,700	3,200,036
Series 2022-01A, Class A, 144A
3.830%	08/21/28		4,200	3,894,555
Series 2023-02A, Class A, 144A
5.200%	10/20/27		2,000	1,955,252
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32		3,450	3,440,525
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32		1,300	1,296,455
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25		15	14,618
Series 2021-01, Class D
1.280%	07/15/27		10	9,137
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,005,770
Series 2021-04, Class C
1.380%	07/15/27		800	716,431
Series 2022-02, Class C
4.260%	12/15/27		25	23,965
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26		6	5,434
Series 2021-02A, Class C
0.980%	06/15/26		8	8,161
Series 2021-04A, Class C
1.460%	10/15/27		20	19,139
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,591	2,629,852
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,500	2,402,246
Series 2019-01, Class A, 144A
3.520%	07/15/30		2,200	2,171,729
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,387,974
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,173,903

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	$440,976
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,011,767
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27	25	24,679
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	173,062
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,700	3,648,688
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,655,567
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	2,100	1,967,370
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700	4,128,606
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	6,300	6,063,042
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,351,606
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,617,823
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	235	233,760
Series 2021-02, Class C
0.900%	06/15/26	669	659,258
Series 2021-02, Class D
1.350%	07/15/27	2,300	2,173,587
Series 2021-03, Class C
0.950%	09/15/27	1,979	1,938,391
Series 2021-04, Class C
1.260%	02/16/27	2,700	2,595,269
Series 2022-01, Class C
2.560%	04/17/28	1,600	1,528,129
Series 2022-03, Class C
4.490%	08/15/29	25	24,146
Series 2023-01, Class C
5.090%	05/15/30	800	779,078
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	298,722
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	497,929
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	4,500	4,468,819
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	600	543,572

			90,565,562

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 5.1%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33		11,000	$10,887,008
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		5,000	4,919,490
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	07/20/34		3,750	3,689,228
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.443%(c)	01/25/35		700	682,490
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
6.510%(c)	03/09/34		4,417	4,331,319
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
6.130%(c)	07/15/29		481	478,037
Series 2018-16A, Class A1R, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
6.290%(c)	01/17/32		10,500	10,363,500
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	3,000	3,202,952
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.260%(c)	07/15/30		2,939	2,913,923
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	5,000	5,272,747
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32		9,725	9,639,508
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.883%(c)	01/20/35		7,000	7,005,199
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.460%(c)	10/17/31		9,750	9,634,170
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		309	306,998
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.465%(c)	01/25/35		7,500	7,361,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31	2,000	$1,982,840
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.358%(c)	04/26/31	4,000	3,946,160
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31	233	231,103
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28	4,690	4,650,153
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
6.720%(c)	04/20/32	5,750	5,736,802
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34	4,875	4,754,539
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
6.425%(c)	10/20/31	6,729	6,625,773
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	5,500	5,488,020
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34	6,000	5,862,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.381%(c)	04/21/31	2,372	2,347,214
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.720%(c)	06/20/34	9,500	9,337,514
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	5,750	5,692,023
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.300%(c)	07/20/30	3,260	3,236,813
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35	7,000	6,999,334
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	1,182	1,174,731

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	01/17/31		1,345	$1,339,518
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31		2,350	2,334,358
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.642%(c)	01/15/36	EUR	7,500	8,196,873
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.250%(c)	10/20/31		8,750	8,616,247
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.660%(c)	06/20/34		5,500	5,451,646
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
6.430%(c)	07/25/31		1,000	988,016
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31		4,250	4,188,298
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32		1,240	1,222,748
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		6,750	6,673,156
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		1,846	1,828,337
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.251%(c)	07/25/34	EUR	4,500	4,782,378
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.710%(c)	07/20/32		3,000	2,969,122
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31		8,750	8,738,562
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	04/15/34		10,000	9,710,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31		3,500	3,445,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/31	5,750	$5,687,306
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	2,750	2,710,029

			227,635,857

Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	198	197,279
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,900	2,587,583
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.827%(c)	06/16/36	2,800	2,726,549
Series 2022-02A, Class A, 144A
4.890%	10/14/34	2,050	2,004,161

			7,515,572

Equipment — 0.1%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	19,778
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,029	1,961,489
Series 2018-A, Class A5, 144A
3.610%	03/10/42	119	119,161
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,423,778
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,209,004

			6,733,210

Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	476	472,876

Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41	809	685,317

TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24	3,150	3,026,178

			3,711,495

Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
5.945%(c)	06/25/34	107	103,326

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.328%(c)	03/15/26^	EUR	1,122		1,051,675

					1,155,002

Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		663		599,904
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		484		444,532
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		137		129,504
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		63		62,140
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		136		134,037
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		208		201,080
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		62		61,375
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		156		153,606
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		715		675,494
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		774		701,078
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
5.668%(c)	05/25/70		1,677		1,622,713
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		586		559,726
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		722		678,597
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,110		1,021,887
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		610		588,611
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,439		1,324,246

					8,958,530

TOTAL ASSET-BACKED SECURITIES (cost $355,944,329)					346,748,104

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54		8,000		6,859,126
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54		3,800		3,268,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,046	$2,913,829
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	5,925,562
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,115,797
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,711,867
BANK5,
Series 2023-5YR1, Class A3
6.260%(cc)	04/15/56	10,000	10,168,446
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,041,243
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.421%(c)	11/15/34	10	4,797
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)
7.333%(c)	10/15/37	20	18,776
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,575,250
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,695,403
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,438,786
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,004,082
Series 2023-B39, Class A2
6.794%(cc)	07/15/56	5,000	5,117,224
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	5,901,577
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,422,077
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,180
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	831	818,589
Series 2014-GC23, Class A3
3.356%	07/10/47	1,530	1,493,629
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,434
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,631,583
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,306,656
Series 2017-P07, Class A3
3.442%	04/14/50	4,992	4,594,037

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,047	$1,021,117
Series 2014-CR18, Class A5
3.828%	07/15/47	25	24,394
Series 2014-CR20, Class A3
3.326%	11/10/47	4,083	3,939,243
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	24,646
Series 2015-CR23, Class A3
3.230%	05/10/48	22	21,069
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,484
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,590,756
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,518
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,854,568
Series 2017-C08, Class A3
3.127%	06/15/50	5,052	4,515,585
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.475%(cc)	03/25/26	12,743	399,404
Series K068, Class A1
2.952%	02/25/27	6	5,629
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.863%(c)	11/21/35	1,534	1,458,064
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,684	3,565,498
Series 2015-GC32, Class A3
3.498%	07/10/48	4,947	4,703,259
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,527
Series 2016-GS03, Class A3
2.592%	10/10/49	5,368	4,876,637
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,820,365
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,293
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,707,838
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,661,149
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	676	650,241
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,719	4,429,948
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.612%(c)	04/15/38	3,000	$2,924,765
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,715,953
Series 2016-UB11, Class A3
2.531%	08/15/49	10,155	9,193,343
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,762,721
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	12,903,624
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	8,780
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,874	2,731,020
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,173,833
Series 2018-C09, Class A3
3.854%	03/15/51	2,423	2,225,290
Series 2018-C14, Class A3
4.180%	12/15/51	3,379	3,168,222
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,474
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,463
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,368,810
Series 2017-C38, Class A4
3.190%	07/15/50	4,326	3,948,583
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	6,575,631
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,693,476

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $236,069,374)			213,775,385

CORPORATE BONDS — 10.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	1,983,513
3.300%	03/01/35	2,900	2,259,075
3.900%	05/01/49	2,175	1,665,112
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	892,645
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	945,250
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,601

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	$1,223,198

			8,978,394

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	1,780,012
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,406,254
3.557%	08/15/27	395	362,158
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,412,770
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30(h)	5,150	5,093,611
5.375%	02/15/33	780	778,605
5.625%	11/17/29	1,885	1,920,665
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,088,015

			16,842,090

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,480
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,958	1,754,384
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	21	18,222
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	371	359,744
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	898,244
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	23	20,319
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	798,102
4.625%	04/15/29	165	150,356

			4,001,851

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	577,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	$5,035,706
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,001,856
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	171,217
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,859
6.250%	10/02/43	980	959,828
6.600%	04/01/36	760	781,729
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,755,837
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	18,796

			10,729,828

Banks — 3.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25	1,000	939,020
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	1,525	1,509,750
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,614,426
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	23,960
2.592%(ff)	04/29/31	50	42,019
5.080%(ff)	01/20/27	25	24,709
5.288%(ff)	04/25/34	5,040	4,993,783
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,069,776
2.496%(ff)	02/13/31	3,085	2,581,994
3.824%(ff)	01/20/28	955	904,273
4.244%(ff)	04/24/38	20	17,569
4.271%(ff)	07/23/29	510	483,696
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,295,383
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,945,874
4.450%	03/03/26	8,455	8,225,890
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	438,087
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	32,047
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	814,738

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.932%(ff)	05/07/25	585	$571,686
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,608,686
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,594,705
2.219%(ff)	06/09/26	680	628,883
2.591%(ff)	01/20/28	1,130	1,010,202
3.132%(ff)	01/20/33	1,505	1,235,077
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,204,526
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,028,781
3.200%	10/21/26	1,870	1,750,632
3.700%	01/12/26	6,180	5,926,944
3.887%(ff)	01/10/28	35	33,150
Sub. Notes
4.450%	09/29/27	5,975	5,705,622
4.600%	03/09/26	10	9,677
4.750%	05/18/46	820	702,577
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,066,447
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	390,373
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26(a)	970	917,787
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	9,844
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	28,510
3.102%(ff)	02/24/33(a)	7,000	5,914,360
3.500%	01/23/25	4,115	3,973,370
3.750%	02/25/26	1,010	969,511
3.814%(ff)	04/23/29	540	501,801
3.850%	01/26/27	2,920	2,780,195
Sub. Notes
5.150%	05/22/45	5	4,658
6.750%	10/01/37	104	111,822
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	835	831,344
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,535,372
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	948,546
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,610,319
3.782%(ff)	02/01/28	695	662,375
3.882%(ff)	07/24/38	20	17,256
3.964%(ff)	11/15/48	3,250	2,658,689

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.005%(ff)	04/23/29	2,170	$2,045,828
4.452%(ff)	12/05/29	3,350	3,214,029
Sub. Notes
2.956%(ff)	05/13/31	15	12,835
3.875%	09/10/24	3,775	3,685,898
5.717%(ff)	09/14/33	20	20,293
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	20,766
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	24,951
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	2,706,935
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	2,000	2,128,301
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	500,761
3.772%(ff)	01/24/29	8,775	8,196,713
3.875%	01/27/26	675	651,410
4.431%(ff)	01/23/30	515	490,462
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	23,465
3.591%(cc)	07/22/28	1,255	1,159,623
4.300%	01/27/45	5	4,374
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,694,377
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	34,230
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	3,861,471
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27	1,495	1,488,955
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,906,414
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	9,857
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,042,396
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.038%(c)	09/30/24	1,942	1,831,696
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	32,184
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	7,951

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	$4,803,957
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,427,400
3.091%(ff)	05/14/32	885	710,705
4.282%	01/09/28	1,370	1,262,113
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	46,863
5.389%(ff)	04/24/34	1,500	1,490,816
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,538,092
4.897%(ff)	07/25/33	3,500	3,355,046

			136,331,888

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	630	601,532
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	23,270
4.600%	04/15/48	360	334,259
8.000%	11/15/39	1,285	1,628,197
8.200%	01/15/39	250	326,594
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31(a)	1,015	830,375

			3,744,227

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	2,866,243
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	33,423

			2,899,666

Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	550	462,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	658,625
4.750%	01/15/28	700	652,127

			1,772,752

Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,615

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		95	$80,422
6.900%	05/15/53		35	39,659
9.400%	05/15/39		155	208,581
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,300	1,267,175
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		700	688,835
6.500%	09/27/28		670	599,899

				2,889,186

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	712,236
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	817,763
6.700%	06/01/34		420	462,795
7.000%	10/15/37		380	433,627
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,479
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53		695	693,651
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,150,855
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	13,838
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		30	28,850
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	8,927
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,808
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	275,577
4.875%	01/15/28(a)		1,190	1,132,185
5.250%	01/15/30		385	367,552
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	996,662

				7,103,805

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	$12,633
3.200%	05/13/25	25	24,195

			36,828

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	75,375

Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,852
5.250%	05/15/24	20	19,607
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	646,130
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,653,576
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	18,581
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	467,577
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,778
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,618,501
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,607,460
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	318,241

			9,359,303

Electric — 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	464,559
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,735,874
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	627	456,849
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,262
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	595,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	$11,579
5.950%	05/15/37	305	313,520
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,622,614
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	675,104
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,254,736
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,271,609
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,648,009
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	216,888
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33(h)	4,425	4,396,668
6.050%	04/15/38	550	580,964
First Ref. Mortgage
4.000%	09/30/42	570	472,346
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	676,374
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31(a)	2,140	1,676,304
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	330,552
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,349,356
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,603
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	9,925
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	23,815
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	11,415
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,751
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33(h)	2,840	2,886,649

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.950%	10/01/33	295	$312,296
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	154,474
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	436,259
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,396
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	891,870
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,129,117
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,290
4.900%	02/28/28	3,800	3,762,522
6.051%	03/01/25	780	784,547
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,241,144
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	58,673
3.875%	02/15/32	200	154,610
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	286,735
2.450%	12/02/27	1,395	1,174,314
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,577
3.950%	12/01/47	2,000	1,365,428
4.950%	07/01/50	1,345	1,058,317
PacifiCorp,
First Mortgage
5.350%	12/01/53(h)	3,010	2,744,404
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	733,732
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	593,529
3.700%	05/01/28	1,280	1,217,809
4.900%	12/15/32	1,050	1,050,020
Sec’d. Notes, MTN
4.650%	03/15/33(a)	1,380	1,355,119
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	557,643
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	556,097
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	1,115	961,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	$1,168,422
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,198
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,672,306
First Ref. Mortgage
4.000%	04/01/47	580	462,245
First Ref. Mortgage, Series C
3.600%	02/01/45	860	629,856
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	679,888
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,145	2,071,693
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	422,273

			55,446,877

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	555,839
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	863,860
4.250%	10/31/26	661	635,010
5.500%	07/31/47	800	689,280

			2,743,989

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	602,921
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	900	755,034
5.141%	03/15/52	1,210	986,695

			2,344,650

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,474
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,389

			31,863

Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	2,000	1,916,121

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,420	$1,531,922
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	245,809
4.375%	01/31/32	850	757,941
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	453,395
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,625	1,604,591

			6,509,779

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	716,874
3.490%	05/15/27	1,425	1,342,794
3.600%	05/01/30	1,270	1,144,051
3.950%	03/30/48	15	12,038
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	29,765

			3,245,522

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,310
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.915%	02/01/27	25	22,214
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	587,095

			626,619

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	566,962
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,836
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,038
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	21,548
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,441
2.782%	10/01/30	5	4,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	$351,594
4.650%	01/15/43	15	13,695
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	17,399
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	18,524
5.375%	02/01/25	305	302,379
Gtd. Notes, 144A
4.375%	03/15/42	10	8,221
Gtd. Notes, MTN
7.750%	07/15/36	450	504,284
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	13,739
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,676
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	825,753
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,900
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	644,221
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,728,861
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	563,969
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,307
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,421
3.250%	05/15/51	1,000	744,128
3.750%	07/15/25	5	4,867
5.200%	04/15/63	2,840	2,832,985
6.050%	02/15/63	915	1,034,330

			10,265,287

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	496,875
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	516,544

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	800	$792,000

			1,805,419

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25	105	101,280

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	26,589
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.000%	09/12/32	25	24,666
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,813
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	41,361
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	26,939
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	885,170
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	760,879
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	320,446
5.000%	03/30/43	200	173,456
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,317
3.500%	06/03/24	10	9,793
4.350%	01/30/47	5	4,272
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	750,636
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	16,248
3.400%	05/15/25	10	9,572
4.625%	09/15/42	130	110,903
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,470	1,217,410
6.850%	12/16/39	124	138,416

			4,529,886

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	$4,862
3.875%	08/22/37	10	9,132
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,856

			18,850

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,682
3.950%	05/01/28	15	14,249

			22,931

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	540,069
5.000%	10/15/27	15	14,891

			554,960

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	23,777
4.150%	09/15/27	25	24,414

			48,191

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	116,246
5.500%	05/01/26	625	609,437
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	377,888
4.908%	07/23/25	10	9,807
5.375%	04/01/38	1,950	1,658,832
6.384%	10/23/35	875	854,045
6.484%	10/23/45	1,386	1,305,022
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	275	267,975
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,308,911
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,400	975,854
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,744

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	$300,775
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	47,265

			10,836,801

Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	206,998
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,370,072
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,377,750

			4,954,820

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,164,008

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,628,425
5.500%	12/01/24	700	695,275

			2,323,700

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	622,756
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,250	2,888,360
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,034
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,158
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,086,534
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,087
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	282,473
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	578,173
8.625%	01/19/29	2,105	2,108,168

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	$489,891
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	570	563,291
4.875%	03/30/26	795	736,568
5.375%	03/30/28	180	162,036
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	400	364,809
6.250%	04/15/32	500	448,071
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	500,228
4.875%	04/03/28	530	525,675
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,563,640
6.490%	01/23/27	471	417,777
6.500%	03/13/27	330	292,875
Gtd. Notes, MTN
6.750%	09/21/47	313	195,591
6.875%	08/04/26(a)	670	622,263
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	538,452
2.250%	07/12/31	820	686,602
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,664
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	500	441,732
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	28,754

			16,204,662

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	349,733
6.000%	06/15/29	1,150	1,141,562
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,634,560
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	625	612,586
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	124,071

			6,862,512

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	$9,345
3.600%	05/14/25	10	9,669
3.800%	03/15/25	1,175	1,142,809
4.050%	11/21/39	250	217,592
4.250%	11/21/49	1,555	1,339,893
4.500%	05/14/35	1,920	1,822,216
4.550%	03/15/35	2,190	2,084,798
4.700%	05/14/45	1,475	1,344,706
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	22,136
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,540,625
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	17,485
3.700%	06/06/27	17	16,159
3.734%	12/15/24	130	126,275
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	373,992
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,132
3.750%	09/15/25	5	4,817
Cigna Group (The),
Gtd. Notes
3.750%	07/15/23	9	8,995
4.375%	10/15/28	9,285	8,982,372
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	44,874
4.780%	03/25/38	3,750	3,456,849
5.875%	06/01/53	200	205,462
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	349,294
4.950%	02/27/63	165	168,298
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,069,680
5.400%	11/29/43	845	707,103
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	799,155
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	325,449
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	60,259
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	29,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.600%	11/16/32	2,658	$2,778,462

			29,072,112

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	719,018
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,396,784
4.950%	12/15/24	5	4,914
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	5,240	5,123,546
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	54,640
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,215,522
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,084,157
5.000%	05/15/50	965	815,405
5.250%	04/15/29	10	9,761
6.100%	02/15/42	25	23,679
6.125%	12/15/45	180	171,456
6.250%	04/15/49	1,900	1,855,636
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,490
7.500%	06/01/30	50	50,500
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,844
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	560,885
6.510%	02/23/42	715	739,474
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,562,757
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	498,359
4.000%	02/15/25	1,430	1,387,291
4.000%	03/15/28	1,385	1,305,064
4.875%	06/01/25	3,250	3,195,404
5.200%	03/01/47	40	35,146
5.500%	02/15/49	395	359,943
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	148,876
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,472,197
4.500%	03/15/50	295	225,187

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.950%	07/13/47	935	$770,829
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,841
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,095
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	2,605	2,662,423
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	100,458
4.125%	08/15/31	90	77,486
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	104,596
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	874,738
5.100%	09/15/45	500	450,387
5.300%	08/15/52	290	267,956
8.750%	03/15/32	1,130	1,341,782

			33,740,526

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,373,113
2.950%	03/15/34	480	379,199
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	26,424
3.600%	01/15/28	5,420	5,003,584
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,793
3.900%	03/15/27	5	4,599
4.050%	07/01/30	5	4,514
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	936,704
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,154
3.700%	06/15/26	10	9,508
4.750%	05/15/47	5	4,288
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	12,077
3.000%	01/15/30	5	4,279
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,028,446
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,232

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.875%	01/15/31	5	$4,222
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	2,871,622
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	656,242
5.000%	10/15/27	400	336,647
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,510
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	10	8,583
2.250%	11/09/31	1,288	1,056,179
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	2,828,741
4.625%	11/01/25	20	19,686
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	24,395
3.375%	10/01/24	5	4,853
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,371,321
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	18,116

			19,010,031

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	525	478,732
Advance Auto Parts, Inc.,
Gtd. Notes
5.900%	03/09/26	830	820,074
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	600,855
3.125%	04/21/26	5	4,728
3.750%	06/01/27	15	14,287
Dollar General Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/27	30	29,376
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,558,525
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	194,663
3.875%	10/01/31	275	188,495
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	46,427

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	$29,675
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	18,931
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,362,201
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,055
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,594

			8,370,618

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	245,274
3.187%	11/15/36	4,445	3,359,034
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	385	391,258
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	20,192
3.150%	05/01/27	5	4,595
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	21,484
3.250%	05/20/27	12	11,376
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,599

			4,065,812

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,383
5.450%	03/02/28	2,560	2,572,876
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	985,802
2.921%	03/17/52	60	44,591
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	24,827
4.300%	07/08/34	2,370	2,152,550
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,424
3.800%	12/15/26	15	14,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	$1,628,383

			7,437,189

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	39,745
2.550%	12/01/33	576	450,774
3.500%	09/15/53	5,308	3,757,855
3.650%	09/15/59	160	111,300
4.500%	05/15/35	545	500,754
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	254,274
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	60	49,791
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	330,075
2.550%	02/15/31	1,385	1,151,159
3.875%	04/15/30	8,000	7,374,470
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	615	486,289
2.550%	03/21/31	1,600	1,336,292
2.625%	08/15/26	45	41,840
2.650%	11/20/40	1,595	1,108,823
4.016%	12/03/29	1,900	1,772,424

			18,765,865

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,703
6.700%	08/01/28	670	718,663
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	8,966
2.875%	11/15/29	5	4,417
3.500%	05/01/50	20	15,277
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	768,516
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	99,886
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	151,235

			1,775,663

TOTAL CORPORATE BONDS (cost $497,045,273)			458,222,912

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	$227,851

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,568,749
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	19,711
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,532,913
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	573,572
7.625%	03/01/40	220	275,652
7.550%	04/01/39	245	307,529
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,507

			4,282,633

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	774,893

Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,453
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	4,066
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	32,564

			47,083

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,930

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,175,114

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	24,683

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,341,179

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,075	$1,127,331
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	23,684

			1,151,015

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	451,669

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	486,995

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	575,537

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	4,934

Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,451
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,989
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	22,101
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,633

			66,174

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	399,779

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,799

TOTAL MUNICIPAL BONDS
(cost $9,962,006)			11,039,268

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	7,044
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	16	12,957

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.893%(cc)	02/25/35	93	$90,116
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.267%(c)	06/25/31	1,254	1,247,602
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.067%(c)	09/25/31	2,100	2,052,687
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.067%(c)	09/25/31	1,047	1,040,335
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.817%(c)	01/26/32	3,260	3,251,505
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.483%(cc)	02/25/37	69	66,629
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	655	642,757
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.067%(c)	12/25/41	6	5,539
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.967%(c)	12/25/41	1,760	1,714,909
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	03/25/42	7	7,278
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.367%(c)	01/25/43	9	9,510
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	660	615,941
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	180	180,252
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.617%(c)	04/25/34	2,911	2,911,331
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.350%(c)	01/25/30	2	1,820
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	02/25/30	2	2,093
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
6.000%(c)	10/25/30	6	5,735

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
5.967%(c)	11/25/41	8	$8,263
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	1,573	1,362,235
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.900%(c)	04/25/50	1,107	122,872
Series 2020-45, Class ZC
2.000%	07/25/50	2,251	1,520,789
Series 2020-51, Class BA
2.000%	06/25/46	6,050	5,203,253
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.883%(c)	08/25/52	2,638	151,525
Series 2022-67, Class ZJ
4.500%	10/25/52	4,195	3,768,346
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.667%(c)	11/25/50	1,598	1,621,620
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	211	225,473
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	10/25/33	10	9,809
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34	226	225,652
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.917%(c)	11/25/41	12	11,812
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.917%(c)	09/25/41	5,582	5,414,572
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.067%(c)	01/25/42	1,296	1,273,629
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	04/25/42	15	15,000
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.267%(c)	05/25/42	19	19,460
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.017%(c)	06/25/42	20	20,296
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	03/25/42	14	14,335
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,628	2,305,686

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4213, Class GZ
3.500%	06/15/43	5,658	$5,171,189
Series 4535, Class PA
3.000%	03/15/44	490	455,367
Series 4680, Class GZ
3.500%	03/15/47	3,692	3,309,479
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,787	112,453
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	420	6,208
Series 5250, Class NH
3.000%	08/25/52	1,000	844,779
Series 5281, Class AY
2.500%	08/25/52	811	628,249
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,622	2,382,761
Series 2018-135, Class Z
3.500%	10/20/48	1,177	1,020,007
Series 2019-69, Class KB
3.000%	06/20/49	3,423	2,721,964
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	652	208
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,175	16,825
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	5,140	67,460
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,727	29,265
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,355	21,134
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	4,506	59,827
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,995	46,103
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	1,025	12,097
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	6,121	92,858
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,246	39,477
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,275	35,895

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		18,786	$383,817
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29		168	168,255
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.730%(cc)	07/25/35		20	19,286
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		7	5,765
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66		327	304,744
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,414	2,117,791
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	01/25/48		232	225,056
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28		58	58,082
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.667%(c)	04/25/34		1,247	1,236,997
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
8.078%(c)	02/27/24		2,421	2,364,603
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.466%(c)	03/27/25		2,815	2,816,636
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		620	578,740
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	418	451,326
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.282%(cc)	02/25/34		42	39,417
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.604%(c)	02/25/57		506	505,173
Series 2020-04, Class A1, 144A
1.750%	10/25/60		725	629,531

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $70,778,731)				66,139,491

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 0.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)		3,350	$3,169,066
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	589,754
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	172,057
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	977,954
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	379,336
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,103,845
3.375%	07/30/25	EUR	1,500	1,612,575
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,386,451
3.000%	03/12/24		400	392,954
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	365,527
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	387,863
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	19,009
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	21,495
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	19,152
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,684
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	4,816
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,400	1,532,294
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	808	777,280

TOTAL SOVEREIGN BONDS (cost $14,614,217)				13,921,112

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,222,326
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		4,084	3,158,374

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	01/01/32	375	$340,270
2.000%	02/01/36	1,334	1,189,220
2.000%	06/01/40	1,072	923,113
2.000%	10/01/40	1,586	1,352,769
2.000%	09/01/50	3,175	2,611,756
2.000%	10/01/50	2,609	2,145,494
2.000%	03/01/51	1,674	1,371,833
2.000%	04/01/51	104	85,272
2.000%	07/01/51	5,804	4,735,742
2.000%	09/01/51	470	386,223
2.000%	11/01/51	1,981	1,617,561
2.500%	03/01/30	173	160,742
2.500%	10/01/32	407	376,409
2.500%	03/01/51	1,022	878,000
2.500%	04/01/51	7,944	6,773,331
2.500%	05/01/51	4,460	3,792,453
2.500%	08/01/51	471	400,950
2.500%	09/01/51	2,754	2,342,611
2.500%	10/01/51	3,726	3,193,282
2.500%	12/01/51	3,278	2,784,099
2.500%	01/01/52	6,938	5,891,252
3.000%	10/01/28	116	110,825
3.000%	06/01/29	317	302,666
3.000%	03/01/32	408	384,761
3.000%	01/01/37	186	171,663
3.000%	01/01/43	406	366,792
3.000%	07/01/43	822	742,829
3.000%	01/01/47	2,055	1,840,635
3.000%	02/01/50	1,714	1,521,695
3.000%	03/01/51	1,483	1,305,857
3.000%	06/01/51	614	541,231
3.000%	07/01/51	986	875,480
3.000%	11/01/51	955	842,228
3.000%	02/01/52	489	434,130
3.000%	03/01/52	946	832,896
3.500%	03/01/42	190	177,848
3.500%	06/01/42	136	127,789
3.500%	01/01/47	340	315,745
3.500%	02/01/47	503	465,900
3.500%	04/01/52	2,934	2,679,653
3.500%	06/01/52	62	56,097
3.500%	06/01/52	2,926	2,667,119
4.000%	06/01/26	113	110,202
4.000%	09/01/26	56	54,929
4.000%	11/01/37	3,382	3,265,965
4.000%	04/01/38	2,730	2,635,387
4.000%	06/01/38	1,236	1,192,835
4.000%	10/01/39	330	317,699
4.000%	12/01/40	149	143,437
4.000%	10/01/41	124	119,185
4.000%	01/01/42	45	43,423
4.000%	10/01/45	158	151,630
4.000%	04/01/52	1,364	1,292,919
4.500%	09/01/39	103	101,931
4.500%	10/01/39	579	572,613
4.500%	12/01/39	189	186,660
4.500%	07/01/41	59	58,276
4.500%	07/01/41	1,102	1,089,067

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/41	71	$69,682
4.500%	08/01/41	107	104,127
4.500%	08/01/41	174	171,006
4.500%	10/01/41	95	93,316
4.500%	10/01/46	85	83,840
4.500%	12/01/47	410	402,494
4.500%	07/01/52	4,416	4,246,391
4.500%	09/01/52	236	226,754
5.000%	05/01/34	10	9,851
5.000%	05/01/34	96	97,044
5.000%	08/01/35	10	10,384
5.000%	09/01/35	24	24,152
5.000%	10/01/36	16	16,368
5.000%	05/01/37	10	9,728
5.000%	07/01/37	174	175,074
5.000%	09/01/38	24	23,730
5.000%	09/01/38	25	24,967
5.000%	09/01/38	28	28,515
5.000%	02/01/39	9	9,566
5.000%	06/01/39	28	28,468
5.000%	10/01/52	474	464,590
5.000%	11/01/52	1,460	1,431,294
5.500%	02/01/34	13	12,639
5.500%	04/01/34	253	252,686
5.500%	06/01/34	43	43,484
5.500%	06/01/34	75	76,154
5.500%	05/01/37	23	23,186
5.500%	02/01/38	174	178,813
5.500%	05/01/38	32	32,589
5.500%	07/01/38	159	163,023
6.000%	03/01/32	110	111,187
6.000%	12/01/33	21	20,988
6.000%	07/01/36	2	2,367
6.000%	12/01/36	4	4,023
6.000%	05/01/37	6	6,233
6.000%	12/01/37	9	9,387
6.000%	01/01/38	2	2,368
6.000%	01/01/38	5	5,222
6.000%	01/01/38	104	107,567
6.000%	10/01/38	48	49,439
6.000%	08/01/39	19	19,792
6.000%	12/01/52	472	476,556
6.750%	03/15/31	500	585,481
7.000%	01/01/31	7	7,224
7.000%	06/01/31	3	2,548
7.000%	09/01/31	2	1,727
7.000%	10/01/31	20	20,788
7.000%	10/01/32	24	24,158
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.178%, Floor 2.341%)
5.178%(c)	02/01/53	3,009	2,966,674
Federal National Mortgage Assoc.
1.500%	01/01/36	2,866	2,473,426
1.500%	02/01/42	466	376,887
1.500%	10/01/50	387	299,583
1.500%	11/01/50	4,152	3,211,336
1.500%	12/01/50	4,638	3,587,009
2.000%	08/01/31	560	507,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	05/01/36	1,321	$1,170,992
2.000%	12/01/36	4,179	3,704,938
2.000%	02/01/41	2,172	1,854,490
2.000%	05/01/41(k)	4,859	4,136,203
2.000%	08/01/50	1,124	924,524
2.000%	10/01/50	12,790	10,530,748
2.000%	12/01/50	41	33,472
2.000%	01/01/51	1,920	1,578,767
2.000%	02/01/51(k)	11,943	9,789,078
2.000%	03/01/51	3,748	3,071,251
2.000%	04/01/51	684	559,642
2.000%	05/01/51	14,561	11,923,371
2.000%	08/01/51	2,166	1,770,654
2.000%	10/01/51	4,198	3,427,549
2.500%	07/01/32	1,221	1,128,352
2.500%	08/01/32	1,308	1,209,090
2.500%	09/01/32	1,278	1,180,703
2.500%	07/01/35	4,752	4,391,761
2.500%	10/01/43	483	416,831
2.500%	12/01/46	885	761,176
2.500%	03/01/50	658	562,389
2.500%	08/01/50	2,965	2,529,919
2.500%	12/01/50	289	247,966
2.500%	02/01/51	2,326	1,982,653
2.500%	02/01/51	2,831	2,411,688
2.500%	04/01/51	3,507	2,989,276
2.500%	08/01/51	929	789,138
2.500%	08/01/51	942	801,051
2.500%	09/01/51	2,940	2,499,899
2.500%	10/01/51	1,019	865,069
2.500%	11/01/51	4,735	4,022,166
2.500%	12/01/51	8,847	7,562,287
2.500%	02/01/52	463	395,897
2.500%	03/01/52	971	823,612
2.500%	04/01/52	2,937	2,491,686
2.500%	05/01/52	926	791,651
3.000%	TBA(tt)	4,000	3,520,156
3.000%	02/01/27	410	395,118
3.000%	08/01/30	386	364,883
3.000%	05/01/35	3,038	2,843,037
3.000%	07/01/36	1,890	1,769,107
3.000%	11/01/36	797	735,931
3.000%	12/01/42	451	407,309
3.000%	12/01/42	679	612,602
3.000%	03/01/43	113	102,228
3.000%	11/01/46	111	99,910
3.000%	01/01/47	894	800,818
3.000%	02/01/47	634	567,397
3.000%	03/01/47	497	444,877
3.000%	11/01/49	490	435,511
3.000%	12/01/49	293	260,735
3.000%	12/01/49	420	372,804
3.000%	01/01/50	470	416,920
3.000%	02/01/50	435	386,644
3.000%	02/01/50	478	423,793
3.000%	02/01/50	5,223	4,637,738
3.000%	03/01/50	364	322,255
3.000%	05/01/51	813	716,347

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/51	16,984	$15,073,365
3.000%	03/01/52	66	58,326
3.000%	03/01/52	491	431,892
3.000%	03/01/52	1,871	1,654,902
3.000%	04/01/52	937	827,176
3.000%	04/01/52	1,888	1,676,841
3.500%	07/01/31	300	286,070
3.500%	11/01/32	183	175,012
3.500%	02/01/33	379	363,249
3.500%	05/01/33	515	493,313
3.500%	06/01/39	304	284,814
3.500%	01/01/42	2,047	1,916,121
3.500%	05/01/42	1,035	969,302
3.500%	07/01/42	394	369,033
3.500%	08/01/42	149	139,885
3.500%	08/01/42	382	357,862
3.500%	09/01/42	436	407,322
3.500%	09/01/42	750	702,006
3.500%	11/01/42	212	198,188
3.500%	03/01/43	1,509	1,411,932
3.500%	04/01/43	234	219,475
3.500%	04/01/43	543	507,582
3.500%	07/01/43	107	99,931
3.500%	06/01/45	1,959	1,822,418
3.500%	07/01/46	260	241,086
3.500%	11/01/46	495	458,718
3.500%	09/01/47	481	444,171
3.500%	01/01/48	4,783	4,422,156
3.500%	05/01/48	442	407,689
3.500%	06/01/48	2,186	2,017,307
3.500%	02/01/52	5,643	5,149,322
3.500%	03/01/52	957	879,613
3.500%	04/01/52	25	22,731
3.500%	05/01/52	6,388	5,821,918
3.500%	06/01/52	3,370	3,071,641
3.500%	07/01/52	9,680	8,822,589
3.500%	10/01/52	141	128,742
4.000%	12/01/36	381	367,408
4.000%	10/01/41	1,117	1,074,243
4.000%	07/01/44	449	430,042
4.000%	09/01/44	733	702,130
4.000%	10/01/46	390	369,924
4.000%	06/01/47	323	307,051
4.000%	09/01/47	121	115,196
4.000%	11/01/47	397	379,188
4.000%	11/01/47	509	487,183
4.000%	12/01/47	1,648	1,574,902
4.000%	03/01/49	3,367	3,210,529
4.000%	01/01/50	1,498	1,428,701
4.000%	05/01/50	2,092	1,984,871
4.000%	05/01/52	952	894,329
4.000%	06/01/52	939	881,492
4.000%	07/01/52	6,909	6,487,068
4.000%	09/01/52	1,132	1,062,273
4.500%	07/01/33	20	19,239
4.500%	08/01/33	6	6,231
4.500%	09/01/33	21	20,386
4.500%	10/01/33	50	49,643

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/01/34	15	$14,314
4.500%	01/01/35	1	989
4.500%	07/01/39	379	372,835
4.500%	08/01/39	259	254,665
4.500%	09/01/39	156	153,262
4.500%	12/01/39	2	2,137
4.500%	03/01/41	590	582,949
4.500%	07/01/42	58	57,404
4.500%	06/01/50	755	731,857
4.500%	07/01/52	3,932	3,781,498
4.500%	09/01/52	260	249,937
4.500%	12/01/52	4,439	4,268,157
5.000%	TBA(tt)	13,000	12,737,969
5.000%	03/01/34	103	103,260
5.000%	04/01/35	242	243,994
5.000%	06/01/35	58	58,265
5.000%	07/01/35	45	44,405
5.000%	07/01/35	59	59,919
5.000%	09/01/35	46	46,792
5.000%	11/01/35	59	59,172
5.000%	02/01/36	32	32,662
5.000%	06/01/49	477	474,567
5.000%	08/01/52	466	457,330
5.000%	09/01/52	478	468,830
5.000%	10/01/52	997	977,211
5.500%	TBA(tt)	2,000	1,990,312
5.500%	02/01/33	46	47,122
5.500%	08/01/33	115	115,963
5.500%	10/01/33	28	28,883
5.500%	12/01/33	23	23,745
5.500%	12/01/34	69	70,849
5.500%	10/01/35	167	166,860
5.500%	03/01/36	22	21,833
5.500%	04/01/36	44	44,013
5.500%	01/01/37	33	33,497
5.500%	04/01/37	16	16,057
5.500%	05/01/37	99	101,446
5.500%	08/01/37	121	123,893
6.000%	10/01/33	128	129,943
6.000%	11/01/33	12	11,972
6.000%	11/01/33	12	12,294
6.000%	01/01/34	152	156,391
6.000%	02/01/34	49	49,953
6.000%	03/01/34	1	1,020
6.000%	03/01/34	11	10,934
6.000%	11/01/34	13	13,336
6.000%	01/01/35	25	25,668
6.000%	01/01/35	58	58,952
6.000%	02/01/35	1	994
6.000%	02/01/35	91	91,476
6.000%	02/01/35	94	97,098
6.000%	04/01/35	8	8,439
6.000%	05/01/36	13	12,789
6.000%	06/01/36	12	11,984
6.000%	02/01/37	34	35,486
6.000%	06/01/37	11	10,856
6.000%	05/01/38	84	87,237
6.500%	09/01/32	1	825

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	09/01/32	11	$11,002
6.500%	09/01/32	20	20,287
6.500%	09/01/32	21	21,734
6.500%	10/01/32	25	25,885
6.500%	04/01/33	25	26,214
6.500%	11/01/33	18	18,037
6.500%	01/01/34	8	7,959
6.500%	09/01/34	33	33,311
6.500%	09/01/36	86	90,520
6.500%	10/01/36	15	15,746
6.500%	01/01/37	34	35,121
6.500%	01/01/37	50	50,780
6.500%	09/01/37	9	9,297
6.625%	11/15/30(k)	945	1,094,712
7.000%	02/01/32	6	6,306
7.000%	05/01/32	8	8,261
7.000%	06/01/32	6	6,314
7.000%	07/01/32	26	26,444
7.125%	01/15/30(k)	3,600	4,206,777
Government National Mortgage Assoc.
2.000%	03/20/51	1,497	1,262,548
2.000%	07/20/51	456	384,870
2.000%	10/20/51	937	788,765
2.500%	03/20/43	341	300,376
2.500%	12/20/46	313	274,810
2.500%	09/20/50	614	534,836
2.500%	10/20/50	2,814	2,448,504
2.500%	11/20/50	2,139	1,861,072
2.500%	05/20/51	13,475	11,707,984
2.500%	07/20/51	5,124	4,436,736
2.500%	08/20/51	1,006	872,714
2.500%	11/20/51	437	378,763
2.500%	12/20/51	4,868	4,216,474
2.500%	04/20/52	2,919	2,528,311
3.000%	TBA	500	446,738
3.000%	03/15/45	297	267,413
3.000%	11/20/45	390	355,782
3.000%	03/20/46	2,306	2,101,020
3.000%	07/20/46	1,498	1,363,445
3.000%	10/20/46	500	453,729
3.000%	02/20/47	758	687,269
3.000%	12/20/49	149	134,406
3.000%	01/20/50	1,322	1,192,347
3.000%	06/20/51	353	316,735
3.000%	10/20/51	4,707	4,220,447
3.000%	11/20/51	892	799,198
3.000%	12/20/51	1,581	1,415,758
3.500%	12/20/42	772	726,858
3.500%	05/20/43	157	147,855
3.500%	03/20/45	479	449,239
3.500%	04/20/45	644	604,080
3.500%	07/20/46	2,215	2,074,761
3.500%	06/20/49	2,852	2,657,958
4.000%	06/15/40	61	59,013
4.000%	05/20/41	117	113,927
4.000%	12/20/42	294	285,530
4.000%	08/20/44	105	102,316
4.000%	11/20/45	504	485,903

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/20/45	550		$530,527
4.000%	11/20/46	117		112,959
4.000%	09/20/47	1,525		1,467,476
4.000%	02/20/49	859		822,044
4.000%	01/20/50	849		810,938
4.500%	04/15/40	213		210,812
4.500%	01/20/41	539		535,148
4.500%	02/20/41	322		319,790
4.500%	06/20/44	346		342,878
4.500%	09/20/46	186		181,131
4.500%	11/20/46	322		319,086
4.500%	03/20/47	260		256,411
4.500%	05/20/48	261		255,848
4.500%	06/20/48	340		332,181
4.500%	08/20/48	1,132		1,106,676
4.500%	08/20/52	7,471		7,217,019
5.000%	10/20/37	65		66,497
5.000%	04/20/45	347		352,632
5.500%	11/15/32	27		27,042
5.500%	02/15/33	23		23,130
5.500%	08/15/33	44		44,467
5.500%	08/15/33	61		60,970
5.500%	09/15/33	32		31,980
5.500%	09/15/33	53		53,668
5.500%	10/15/33	39		39,186
5.500%	12/15/33	4		3,645
5.500%	04/15/34	138		140,176
5.500%	07/15/35	30		29,997
5.500%	02/15/36	80		81,203
5.500%	09/20/52	690		687,076
6.000%	02/15/33	1		1,481
6.000%	04/15/33	12		11,640
6.000%	09/15/33	8		8,678
6.000%	12/15/33	19		19,360
6.000%	12/15/33	61		62,263
6.000%	01/15/34	10		10,675
6.000%	01/15/34	15		15,443
6.000%	06/20/34	36		37,206
6.000%	07/15/34	77		79,851
6.000%	10/15/34	103		105,088
6.500%	10/15/23	—(r	)	12
6.500%	12/15/23	—(r	)	81
6.500%	01/15/24	—(r	)	121
6.500%	01/15/24	—(r	)	284
6.500%	01/15/24	1		733
6.500%	01/15/24	3		2,751
6.500%	02/15/24	—(r	)	37
6.500%	02/15/24	—(r	)	111
6.500%	02/15/24	—(r	)	120
6.500%	02/15/24	—(r	)	138
6.500%	02/15/24	—(r	)	261
6.500%	02/15/24	—(r	)	406
6.500%	02/15/24	—(r	)	408
6.500%	04/15/24	—(r	)	114
6.500%	04/15/24	—(r	)	314
6.500%	04/15/24	1		1,069
6.500%	05/15/24	1		646
6.500%	10/15/24	1		940

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	12/15/30	4		$3,893
6.500%	01/15/32	12		11,905
6.500%	02/15/32	7		7,536
6.500%	07/15/32	18		18,695
6.500%	08/15/32	3		3,224
6.500%	08/15/32	6		6,605
6.500%	08/15/32	17		17,300
6.500%	08/15/32	102		104,514
6.500%	06/15/35	16		16,289
6.500%	07/15/35	6		5,865
8.000%	01/15/24	—(r	)	210
8.000%	04/15/25	—(r	)	373
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625		503,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $431,354,533)				405,940,861

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.250%	05/15/50(h)	11,915		6,702,188
1.750%	08/15/41(h)	10,535		7,405,776
2.000%	11/15/41	1,345		984,792
2.250%	05/15/41(h)	7,920		6,100,875
2.375%	11/15/49(h)	5,650		4,221,609
2.875%	05/15/52(h)	23,285		19,304,720
3.625%	02/15/53(a)	2,410		2,314,730
U.S. Treasury Notes
0.125%	08/31/23	160		158,650
1.500%	11/30/28	1,210		1,058,466
3.125%	11/15/28	3,445		3,282,170
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	3,780		1,963,976
2.228%(s)	05/15/28	718		586,881
2.365%(s)	08/15/44	3,095		1,286,722
2.395%(s)	11/15/43	1,156		493,468
2.955%(s)	11/15/41	10,800		5,024,531

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,378,910)				60,889,554

TOTAL LONG-TERM INVESTMENTS (cost $3,522,044,103)				4,269,758,057

		Shares
SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MUTUAL FUNDS — 6.8%
PGIM Core Ultra Short Bond Fund(wa)		231,839,073		231,839,073
PGIM Institutional Money Market Fund (cost $73,388,407; includes $73,029,720 of cash collateral for securities on loan)(b)(wa)		73,519,422		73,467,958

TOTAL AFFILIATED MUTUAL FUNDS (cost $305,227,480)				305,307,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.098%	09/14/23	50	$148,432

(cost $148,428)

TOTAL SHORT-TERM INVESTMENTS (cost $305,375,908)			305,455,463

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.6%
(cost $3,827,420,011)			4,575,213,520

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $40,625)			(5,379)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.6%
(cost $3,827,379,386)			4,575,208,141
Liabilities in excess of other assets(z) — (1.6)%			(72,730,696)

NET ASSETS — 100.0%			$4,502,477,445

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,056,261 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,575,825; cash collateral of $73,029,720 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $19,000,000 is 0.4% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$ (500)	$(423,945)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23	(3,000)	(2,733,633)
Federal National Mortgage Assoc.	4.500%	TBA	07/13/23	(4,500)	(4,326,328)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,516,699)					$(7,483,906)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27	—	8,000	$(5,270)

(premiums received $40,625)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500	$(109)

(premiums received $0)
Total Options Written (premiums received $40,625)								$(5,379)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
132	2 Year U.S.Treasury Notes	Sep. 2023	$26,841,375	$(210,605)
340	5 Year U.S.Treasury Notes	Sep. 2023	36,411,875	(501,999)
701	10 Year U.S. Treasury Notes	Sep. 2023	78,698,207	(1,346,447)
40	10 Year U.S. Ultra Treasury Notes	Sep. 2023	4,737,500	(67,177)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	1,225,969	(3,448)
6	Mini MSCI EAFE Index	Sep. 2023	646,650	5,126
6	S&P 500 E-Mini Index	Sep. 2023	1,346,475	41,617

				(2,082,933)

Short Positions:
11	5 Year Euro-Bobl	Sep. 2023	1,388,890	18,998
2	10 Year Euro-Bund	Sep. 2023	291,874	3,224
561	20 Year U.S. Treasury Bonds	Sep. 2023	71,194,406	228,782

				251,004

				$(1,831,929)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR	28,348	$30,955,782	$30,940,413	$—	$(15,369)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	4,041	$2,988,842	$3,051,172	$—	$(62,330)
Euro,
Expiring 07/05/23	BNP	EUR	27,721	29,897,259	30,256,764	—	(359,505)
Expiring 07/05/23	HSBC	EUR	626	670,504	683,649	—	(13,145)
Expiring 08/02/23	SSB	EUR	28,348	30,999,524	30,986,017	13,507	—

				$64,556,129	$64,977,602	13,507	(434,980)

						$13,507	$(450,349)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500%(M)	6,483	*	$4,226	$(84)	$4,310	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(17,401)	$148,716	$(166,117)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(17,402)	145,060	(162,462)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(17,402)	163,179	(180,581)	BARC

				$(52,205)	$456,955	$(509,160)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$(6,342)	$(6,342)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	20,516	20,516
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	37,195	37,195

				$—	$51,369	$51,369

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.540%	JPM	09/20/23	(7,885)	$(9,795)	$—	$(9,795)
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	GSI	07/10/23	42,320	(2,417,702)	—	(2,417,702)
U.S. Treasury Bond(T)	1 Day USOIS +12bps(T)/ 5.200%	BOA	07/17/23	33,495	(1,293,381)	—	(1,293,381)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/18/23	9,385	(124,598)	—	(124,598)
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	GSI	07/19/23	17,470	(227,340)	—	(227,340)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/21/23	16,725	(342,315)	—	(342,315)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	07/26/23	14,990	(399,855)	—	(399,855)
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 5.230%	GSI	07/27/23	24,575	(792,796)	—	(792,796)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +14bps(T)/ 5.220%	BOA	08/10/23	27,440	$(780,584)	$—	$(780,584)
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.250%	JPM	08/23/23	18,765	33,464	—	33,464

					$(6,354,902)	$—	$(6,354,902)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$456,955	$(84)	$37,774	$(6,897,526)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,265,570
GS	—	148,432

Total	$—	$2,414,002

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$2,670,057,967	$22,219,764	$468
Preferred Stocks	626,120	90,921	—
Unaffiliated Exchange-Traded Fund	86,130	—	—
Asset-Backed Securities
Automobiles	—	90,565,562	—
Collateralized Loan Obligations	—	227,635,857	—
Consumer Loans	—	7,515,572	—
Equipment	—	6,733,210	—
Home Equity Loans	—	472,876	—
Other	—	3,711,495	—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$103,326	$1,051,676
Student Loans	—	8,958,530	—
Commercial Mortgage-Backed Securities	—	213,775,385	—
Corporate Bonds	—	458,222,912	—
Municipal Bonds	—	11,039,268	—
Residential Mortgage-Backed Securities	—	66,139,491	—
Sovereign Bonds	—	13,921,112	—
U.S. Government Agency Obligations	—	405,940,861	—
U.S. Treasury Obligations	—	60,889,554	—
Short-Term Investments
Affiliated Mutual Funds	305,307,031	—	—
U.S. Treasury Obligation	—	148,432	—

Total	$2,976,077,248	$1,598,084,128	$1,052,144

Liabilities
Options Written	$—	$(5,270)	$(109)

Other Financial Instruments*
Assets
Futures Contracts	$297,747	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	13,507	—
OTC Credit Default Swap Agreement	—	—	4,226
Centrally Cleared Interest Rate Swap Agreements	—	57,711	—
OTC Total Return Swap Agreement	—	33,464	—

Total	$297,747	$104,682	$4,226

Liabilities
Forward Commitment Contracts	$—	$(7,483,906)	$—
Futures Contracts	(2,129,676)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(450,349)	—
OTC Credit Default Swap Agreements	—	(52,205)	—
Centrally Cleared Interest Rate Swap Agreement	—	(6,342)	—
OTC Total Return Swap Agreements	—	(6,388,366)	—

Total	$(2,129,676)	$(14,381,168)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	9.0%
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	6.8
Software	6.4
Collateralized Loan Obligations	5.1
Technology Hardware, Storage & Peripherals	4.8
Banks	4.8
Commercial Mortgage-Backed Securities	4.7
Semiconductors & Semiconductor Equipment	4.3
Automobiles	3.4
Interactive Media & Services	3.3
Pharmaceuticals	3.2

Financial Services	2.5%
Oil, Gas & Consumable Fuels	2.1
Broadline Retail	1.9
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.7
Capital Markets	1.7
Residential Mortgage-Backed Securities	1.5
U.S. Treasury Obligations	1.4
Hotels, Restaurants & Leisure	1.3
Aerospace & Defense	1.3
Insurance	1.3
Electric	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Biotechnology	1.2%
Specialty Retail	1.1
Beverages	1.1
Chemicals	1.0
Consumer Staples Distribution & Retail	1.0
Machinery	1.0
Entertainment	1.0
Household Products	0.9
Electric Utilities	0.9
Life Sciences Tools & Services	0.8
Specialized REITs	0.8
Pipelines	0.8
Food Products	0.7
IT Services	0.7
Industrial Conglomerates	0.6
Communications Equipment	0.6
Media	0.5
Professional Services	0.5
Diversified Telecommunication Services	0.5
Electrical Equipment	0.5
Real Estate Investment Trusts (REITs)	0.4
Telecommunications	0.4
Agriculture	0.4
Multi-Utilities	0.4
Oil & Gas	0.4
Ground Transportation	0.4
Sovereign Bonds	0.3
Textiles, Apparel & Luxury Goods	0.3
Passenger Airlines	0.3
Tobacco	0.3
Energy Equipment & Services	0.3
Air Freight & Logistics	0.2
Electronic Equipment, Instruments & Components	0.2
Municipal Bonds	0.2
Auto Manufacturers	0.2
Healthcare-Services	0.2
Construction Materials	0.2
Diversified Financial Services	0.2
Distributors	0.2
Student Loans	0.2
Commercial Services & Supplies	0.2
Trading Companies & Distributors	0.2
Retail	0.2
Consumer Finance	0.2
Containers & Packaging	0.2
Industrial REITs	0.2
Consumer Loans	0.2
Wireless Telecommunication Services	0.2
Commercial Services	0.2
Real Estate Management & Development	0.2
Packaging & Containers	0.2

Equipment	0.1%
Building Products	0.1
Gas Utilities	0.1
Metals & Mining	0.1
Foods	0.1
Independent Power & Renewable Electricity Producers	0.1
Automobile Components	0.1
Household Durables	0.1
Mining	0.1
Semiconductors	0.1
Airlines	0.1
Residential REITs	0.1
Other	0.1
Health Care REITs	0.1
Gas	0.1
Engineering & Construction	0.1
Office REITs	0.1
Retail REITs	0.1
Hotel & Resort REITs	0.1
Office/Business Equipment	0.1
Home Builders	0.0	*
Transportation	0.0	*
Building Materials	0.0	*
Miscellaneous Manufacturing	0.0	*
Healthcare-Products	0.0	*
Apparel	0.0	*
Lodging	0.0	*
Home Equity Loans	0.0	*
Personal Care Products	0.0	*
Construction & Engineering	0.0	*
Housewares	0.0	*
Unaffiliated Exchange-Traded Fund	0.0	*
Distribution/Wholesale	0.0	*
Machinery-Diversified	0.0	*
Diversified REITs	0.0	*
Computers	0.0	*
Environmental Control	0.0	*
Iron/Steel	0.0	*
Leisure Products	0.0	*
Internet	0.0	*
Transportation Infrastructure	0.0	*
Marine Transportation	0.0	*
Paper & Forest Products	0.0	*

	101.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$456,955		Premiums received for OTC swap agreements	$84
Credit contracts	—	—		Options written outstanding, at value	109
Credit contracts	Unrealized appreciation on OTC swap agreements	4,310		Unrealized depreciation on OTC swap agreements	509,160
Equity contracts	Due from/to broker-variation margin futures	46,743	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	13,507		Unrealized depreciation on OTC forward foreign currency exchange contracts	450,349
Interest rate contracts	Due from/to broker-variation margin futures	251,004	*	Due from/to broker-variation margin futures	2,129,676	*
Interest rate contracts	Due from/to broker-variation margin swaps	57,711	*	Due from/to broker-variation margin swaps	6,342	*
Interest rate contracts		—		Options written outstanding, at value	5,270
Interest rate contracts	Unrealized appreciation on OTC swap agreements	33,464		Unrealized depreciation on OTC swap agreements	6,388,366

		$863,694			$9,489,356

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(244,363)	$235,289	$—	$—	$(731,826)
Equity contracts	—	—	150,979	—	—
Foreign exchange contracts	—	—	—	(855,202)	—
Interest rate contracts	—	75,469	(371,836)	—	7,763,081

Total	$(244,363)	$310,758	$(220,857)	$(855,202)	$7,031,255

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$67,231	$(38,267)	$—	$—	$(619,086)
Equity contracts	—	—	89,300	—	—
Foreign exchange contracts.	—	—	—	562,689	—
Interest rate contracts	—	35,355	(514,493)	—	(8,558,567)

Total	$67,231	$(2,912)	$(425,193)	$562,689	$(9,177,653)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 81,454
Options Written (2)	60,070,000
Futures Contracts - Long Positions (2)	182,534,861
Futures Contracts - Short Positions (2)	65,090,255
Forward Foreign Currency Exchange Contracts - Purchased (3)	19,705,148
Forward Foreign Currency Exchange Contracts - Sold (3)	51,485,360
Interest Rate Swap Agreements (2)	24,514,667
Credit Default Swap Agreements - Buy Protection (2)	24,702,502
Credit Default Swap Agreements - Sell Protection (2)	7,424,594
Total Return Swap Agreements (2)	162,272,307

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$71,575,825	$(71,575,825)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$456,955	$(509,160)	$(52,205)	$—	$(52,205)
BNP	—	(359,505)	(359,505)	359,505	—
BOA	—	(2,079,235)	(2,079,235)	2,079,235	—
GSI	4,310	(3,438,031)	(3,433,721)	3,433,721	—
HSBC	—	(75,475)	(75,475)	—	(75,475)
JPM	33,464	(876,563)	(843,099)	843,099	—
SSB	13,507	(15,369)	(1,862)	—	(1,862)

	$508,236	$(7,353,338)	$(6,845,102)	$6,715,560	$(129,542)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $71,575,825:
Unaffiliated investments (cost $3,522,192,531)	$4,269,906,489
Affiliated investments (cost $305,227,480)	305,307,031
Foreign currency, at value (cost $104,817)	104,719
Receivable for investments sold	95,621,811
Dividends and interest receivable	13,642,651
Tax reclaim receivable	721,084
Premiums paid for OTC swap agreements	456,955
Receivable for Portfolio shares sold	181,445
Unrealized appreciation on OTC swap agreements	37,774
Due from broker-variation margin futures	23,340
Unrealized appreciation on OTC forward foreign currency exchange contracts	13,507
Due from broker-variation margin swaps	5,095
Receivable from affiliate	853
Prepaid expenses and other assets	504,118

Total Assets	4,686,526,872

LIABILITIES
Payable for investments purchased	91,923,534
Payable to broker for collateral for securities on loan	73,029,720
Forward commitment contracts, at value (proceeds receivable $7,516,699)	7,483,906
Unrealized depreciation on OTC swap agreements	6,897,526
Management fee payable	2,168,591
Payable for Portfolio shares purchased	891,202
Accrued expenses and other liabilities	696,393
Unrealized depreciation on OTC forward foreign currency exchange contracts	450,349
Due to broker-variation margin futures	297,343
Payable to affiliate	157,789
Distribution fee payable	46,569
Options written outstanding, at value (premiums received $40,625)	5,379
Affiliated transfer agent fee payable	1,042
Premiums received for OTC swap agreements	84

Total Liabilities	184,049,427

NET ASSETS	$4,502,477,445

Net assets were comprised of:
Partners’ Equity	$4,502,477,445

Class I:
Net asset value and redemption price per share, $4,273,661,068 / 102,664,981 outstanding shares of beneficial interest	$41.63

Class III:
Net asset value and redemption price per share, $228,816,377 / 5,526,032 outstanding shares of beneficial interest.	$41.41

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$31,158,804
Unaffiliated dividend income (net of $178,137 foreign withholding tax, of which $12,146 is reimbursable by an affiliate)	21,624,390
Affiliated dividend income	6,330,835
Income from securities lending, net (including affiliated income of $72,195)	72,376

Total income	59,186,405

EXPENSES
Management fee	12,742,420
Distribution fee—Class III	196,522
Custodian and accounting fees	179,119
Trustees’ fees	38,895
Shareholders’ reports	25,691
Professional Fees	25,537
Audit fee	23,307
Transfer agent’s fees and expenses (including affiliated expense of $4,135)	5,304
Miscellaneous	55,867

Total expenses	13,292,662
Less: Fee waivers and/or expense reimbursement	(94,590)

Net expenses	13,198,072

NET INVESTMENT INCOME (LOSS)	45,988,333

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(14,396))	9,807,886
Futures transactions	(220,857)
Forward currency contract transactions	(855,202)
Options written transactions	310,758
Swap agreements transactions	7,031,255
Foreign currency transactions	(80,528)

15,993,312

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,997))	378,652,490
Futures	(425,193)
Forward currency contracts	562,689
Options written	(2,912)
Swap agreements	(9,177,653)
Foreign currencies	38,625

369,648,046

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	385,641,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$431,629,691

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$45,988,333	$67,434,035
Net realized gain (loss) on investment and foreign currency transactions	15,993,312	(63,209,754)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	369,648,046	(720,954,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	431,629,691	(716,729,776)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,406,675	7,218,379
Net asset value of shares issued in merger	223,240,047	—
Portfolio shares purchased	(161,025,674)	(263,033,768)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	73,621,048	(255,815,389)

TOTAL INCREASE (DECREASE)	505,250,739	(972,545,165)
NET ASSETS:
Beginning of period	3,997,226,706	4,969,771,871

End of period	$4,502,477,445	$3,997,226,706

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.65		$44.14	$37.61	$34.32	$28.63		$29.88

Income (Loss) From Investment Operations:
Net investment income (loss)	0.43		0.62	0.49	0.56	0.61		0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.55		(7.11)	6.04	2.73	5.08		(1.78)

Total from investment operations	3.98		(6.49)	6.53	3.29	5.69		(1.25)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(b)(c)

Net Asset Value, end of period	$41.63		$37.65	$44.14	$37.61	$34.32		$28.63

Total Return(d)	10.57%		(14.70)%	17.36%	9.59%	19.87	%(e)	(4.18	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,274		$3,994	$4,968	$4,479	$4,328		$3,834
Average net assets (in millions)	$4,124		$4,335	$4,766	$4,171	$4,127		$4,157
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.61	%(g)	0.62%	0.61%	0.62%	0.63%		0.63%
Expenses before waivers and/or expense reimbursement	0.61	%(g)	0.62%	0.61%	0.62%	0.63%		0.63%
Net investment income (loss)	2.17	%(g)	1.55%	1.18%	1.64%	1.92%		1.75%
Portfolio turnover rate(h)(i)	85%		139%	119%	120%	125%		139%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$37.49		$44.06	$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.55	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.53		(7.12)	3.07

Total from investment operations	3.92		(6.57)	3.33

Net Asset Value, end of period	$41.41		$37.49	$44.06

Total Return(d)	10.43%		(14.91)%	8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$229		$4	$2
Average net assets (in millions)	$159		$3	$1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.86	%(g)	0.87%	0.86	%(k)
Expenses before waivers and/or expense reimbursement	0.87	%(g)	0.87%	0.86	%(k)
Net investment income (loss)	1.96	%(g)	1.39%	0.86	%(k)
Portfolio turnover rate(h)(i)	85%		139%	119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.5%
ASSET-BACKED SECURITIES — 13.2%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.640%(c)	04/20/32	1,000	$991,092
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	1,750	1,752,014
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	500	491,949
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	07/20/34	3,000	2,951,382
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.610%(c)	01/17/33	2,500	2,465,682
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34	500	487,645
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	2,956	2,936,828
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.660%(c)	06/20/34	3,250	3,221,427
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34	500	487,595
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.710%(c)	07/20/32	2,500	2,474,268
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/34	2,250	2,209,101
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.310%(c)	10/20/29	707	702,201
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	500	489,695

TOTAL ASSET-BACKED SECURITIES (cost $21,809,375)			21,660,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	$2,644,113
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	3,372,640
Fannie Mae-Aces,
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,232,145
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	2,000	1,722,833
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	373,724
Series K152, Class A2
3.080%	01/25/31	140	127,317

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,048,201)			11,472,772

CORPORATE BOND — 0.5%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	763,268

(cost $883,415)

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	163	156,741

(cost $170,758)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.4%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	54,370
Federal Farm Credit Bank
5.480%	06/27/42	500	488,341
Federal Home Loan Bank
3.500%	06/11/32	610	565,452
4.250%	09/10/32	210	205,903
5.500%	07/15/36	1,000	1,131,784
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	417	322,786
2.000%	01/01/32	110	99,684
2.000%	12/01/50	1,729	1,421,562
2.000%	05/01/51	459	376,170
2.500%	03/01/30	173	160,742
2.500%	11/01/46	248	213,686
2.500%	04/01/51	2,519	2,147,955
3.000%	06/01/29	127	121,066
3.000%	01/01/37	257	237,876
3.000%	06/01/45	125	113,299
3.000%	01/01/48	207	184,991
3.000%	10/01/49	71	62,977
3.000%	04/01/52	489	430,781
3.000%	05/01/52	744	654,835
3.000%	06/01/52	475	417,976
3.500%	12/01/32	223	213,219
3.500%	07/01/42	225	210,758

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/42	398	$371,512
3.500%	08/01/43	439	409,896
3.500%	09/01/45	146	136,047
3.500%	10/01/45	131	121,567
3.500%	02/01/47	173	160,518
3.500%	07/01/47	264	244,613
3.500%	03/01/48	348	321,331
3.500%	02/01/52	955	870,586
4.000%	06/01/26	9	9,258
4.000%	09/01/26	37	36,619
4.000%	11/01/37	555	535,888
4.000%	09/01/40	117	112,852
4.000%	12/01/40	127	121,779
4.000%	12/01/40	149	143,437
4.000%	11/01/43	289	278,501
4.000%	09/01/48	5	5,228
4.000%	05/01/52	478	448,183
4.500%	09/01/39	464	458,688
4.500%	08/01/48	126	123,340
4.500%	08/01/52	520	499,806
5.000%	06/01/33	119	120,101
5.000%	05/01/34	66	66,757
5.000%	09/01/52	961	942,184
5.500%	05/01/37	23	23,186
5.500%	02/01/38	75	76,634
5.500%	05/01/38	32	32,589
5.500%	10/01/52	519	517,106
6.000%	09/01/34	39	39,358
6.000%	01/01/37	27	27,676
6.000%	09/01/38	22	22,710
6.000%	08/01/39	27	28,416
6.250%	07/15/32	1,750	2,044,291
6.500%	09/01/32	11	11,115
6.750%	03/15/31	210	245,902
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	308,349
Federal National Mortgage Assoc.
0.875%	08/05/30	75	60,277
1.500%	11/01/50	1,289	996,613
1.500%	12/01/50	821	634,877
2.000%	08/01/31	112	101,578
2.000%	05/01/36	749	663,951
2.000%	06/01/40	313	269,323
2.000%	07/01/40	334	287,897
2.000%	02/01/41	1,524	1,301,350
2.000%	05/01/41	1,830	1,557,755
2.000%	09/01/50	2,336	1,922,123
2.000%	10/01/50	1,510	1,243,382
2.000%	12/01/50	383	314,958
2.000%	02/01/51(k)	3,417	2,800,792
2.000%	05/01/51	683	559,015
2.500%	06/01/28	564	533,741
2.500%	05/01/41	963	844,792
2.500%	02/01/43	92	79,085
2.500%	12/01/46	322	276,791
2.500%	01/01/50	656	560,384
2.500%	03/01/50	205	175,600
2.500%	05/01/50	887	757,269

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/50	2,031	$1,732,743
2.500%	09/01/50	1,523	1,315,979
2.500%	10/01/50	2,284	1,948,478
2.500%	04/01/51	502	427,497
2.500%	04/01/51	1,027	881,903
2.500%	05/01/52	926	791,651
3.000%	02/01/31	238	226,030
3.000%	11/01/36	199	183,983
3.000%	03/01/43	347	313,536
3.000%	07/01/43	426	384,872
3.000%	07/01/43	562	507,485
3.000%	09/01/46	289	258,582
3.000%	11/01/46	135	120,525
3.000%	11/01/46	177	159,218
3.000%	11/01/46	752	673,069
3.000%	12/01/47	402	364,518
3.000%	02/01/50	167	148,645
3.000%	06/01/50	285	252,979
3.000%	11/01/51	895	788,664
3.000%	02/01/52	551	485,391
3.000%	04/01/52	938	826,138
3.000%	04/01/52	949	843,298
3.000%	04/01/52	950	836,613
3.500%	07/01/31	300	286,070
3.500%	02/01/33	55	52,497
3.500%	06/01/39	122	113,926
3.500%	04/01/42	203	190,357
3.500%	06/01/42	301	282,248
3.500%	07/01/42	157	146,818
3.500%	07/01/42	394	369,033
3.500%	06/01/45	516	479,495
3.500%	07/01/46	166	153,418
3.500%	12/01/46	155	142,952
3.500%	12/01/46	385	360,647
3.500%	11/01/48	275	254,005
4.000%	07/01/37	352	339,789
4.000%	09/01/40	481	462,322
4.000%	06/01/42	300	288,628
4.000%	09/01/44	183	175,532
4.000%	09/01/44	336	322,633
4.000%	04/01/45	171	163,115
4.000%	07/01/45	121	115,280
4.000%	10/01/45	210	200,308
4.000%	10/01/46	64	61,659
4.000%	02/01/47	59	56,566
4.000%	06/01/47	103	98,256
4.000%	07/01/47	108	102,930
4.000%	10/01/47	337	321,717
4.000%	11/01/47	85	81,274
4.000%	11/01/47	117	112,473
4.000%	05/01/52	948	890,478
4.336%(s)	03/17/31	315	225,040
4.500%	05/01/40	449	439,678
4.500%	04/01/42	283	279,758
4.500%	07/01/52	968	930,697
4.500%	01/01/53	422	405,615
5.000%	12/01/31	20	19,755
5.000%	03/01/34	137	137,680

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/35	58		$58,265
5.000%	07/01/35	30		29,960
5.000%	05/01/36	39		39,093
5.000%	07/01/52	470		460,898
5.500%	02/01/34	81		83,385
5.500%	09/01/34	97		98,344
5.500%	02/01/35	99		99,558
5.500%	06/01/35	30		29,692
5.500%	06/01/35	50		50,086
5.500%	09/01/35	28		28,382
5.500%	09/01/35	61		61,023
5.500%	10/01/35	98		98,556
5.500%	11/01/35	39		38,407
5.500%	11/01/35	51		51,256
5.500%	11/01/35	190		194,430
6.000%	12/01/33	8		8,154
6.000%	02/01/34	49		49,953
6.000%	08/01/34	—(r	)	183
6.000%	11/01/34	—(r	)	236
6.000%	01/01/35	2		2,049
6.000%	01/01/36	51		51,313
6.000%	05/01/38	18		19,059
6.500%	07/01/32	82		84,351
6.500%	08/01/32	29		29,687
6.500%	10/01/32	97		100,952
6.500%	10/01/37	72		74,627
6.625%	11/15/30	2,620		3,035,076
7.000%	12/01/31	23		22,455
7.000%	01/01/36	12		12,441
8.000%	10/01/23	—(r	)	3
8.000%	09/01/24	—(r	)	237
8.000%	11/01/24	—(r	)	335
9.000%	02/01/25	1		1,137
9.000%	04/01/25	—(r	)	495
Government National Mortgage Assoc.
2.000%	09/20/51	305		257,045
2.500%	12/20/46	85		74,948
2.500%	05/20/51	382		331,682
2.500%	08/20/51	1,439		1,248,165
3.000%	03/15/45	356		320,896
3.000%	07/20/46	341		310,664
3.000%	09/20/46	368		334,230
3.000%	10/20/46	92		83,905
3.000%	04/20/47	430		389,624
3.000%	12/20/48	276		250,149
3.000%	04/20/49	261		235,667
3.000%	07/20/49	68		60,965
3.000%	12/20/49	287		258,007
3.000%	09/20/51	1,003		899,530
3.500%	01/20/43	411		386,759
3.500%	04/20/43	194		182,384
3.500%	03/20/45	240		224,619
3.500%	04/20/45	193		180,982
3.500%	04/20/46	322		301,185
3.500%	07/20/46	468		438,503
3.500%	07/20/48	385		359,586
3.500%	11/20/48	101		93,948
3.500%	01/20/49	179		167,142

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/20/49	333		$310,033
4.000%	06/15/40	62		60,125
4.000%	08/20/46	195		187,257
4.000%	11/20/46	117		112,959
4.000%	09/20/47	155		149,465
4.000%	06/20/48	238		226,842
4.000%	02/20/49	213		203,350
4.500%	02/20/41	186		184,858
4.500%	03/20/41	158		156,883
4.500%	06/20/44	120		118,665
4.500%	09/20/46	139		134,825
4.500%	11/20/46	242		239,314
4.500%	01/20/47	31		30,942
4.500%	05/20/52	508		490,625
5.000%	07/15/33	60		60,180
5.000%	09/15/33	104		105,616
5.000%	04/15/34	31		30,668
5.000%	10/20/48	44		44,068
5.500%	03/15/34	106		108,560
5.500%	03/15/36	31		31,298
5.500%	11/20/52	1,293		1,287,914
6.500%	07/15/32	8		7,666
6.500%	08/15/32	1		1,330
6.500%	08/15/32	3		2,713
6.500%	08/15/32	7		7,208
6.500%	08/15/32	42		42,991
7.000%	07/15/23	—(r	)	241
7.000%	08/15/23	—(r	)	60
7.000%	09/15/23	—(r	)	78
7.000%	10/15/23	—(r	)	2
7.000%	11/15/23	—(r	)	131
7.000%	11/15/23	—(r	)	381
7.000%	01/15/24	1		585
7.000%	05/15/24	1		1,494
7.000%	08/15/28	13		13,554
7.500%	12/15/25	10		9,699
7.500%	02/15/26	2		2,347
8.500%	09/15/24	8		8,122
8.500%	04/15/25	1		531
Resolution Funding Corp. Interest Strips, Bonds
2.895%(s)	01/15/30	350		262,115
3.555%(s)	04/15/30	675		501,638
Resolution Funding Corp. Principal Strips, Bonds
3.143%(s)	04/15/30	2,305		1,707,406
3.596%(s)	01/15/30	2,290		1,715,030
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325		299,626
1.500%	09/15/31	500		402,632
2.875%	02/01/27	175		164,744
5.880%	04/01/36	230		260,620
6.750%	11/01/25	510		530,023
7.125%	05/01/30	530		616,212

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $91,571,640)				82,366,524

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds
1.250%	05/15/50	915		514,687

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.375%	11/15/40	4,940	$3,306,712
1.625%	11/15/50	4,215	2,619,227
2.000%	11/15/41	995	728,527
2.000%	02/15/50	185	126,841
2.250%	05/15/41(a)(k)	20,035	15,433,211
2.250%	08/15/49	385	279,907
2.375%	02/15/42	245	190,794
2.375%	11/15/49	1,475	1,102,102
2.875%	05/15/43(k)	1,515	1,266,682
3.000%	02/15/49	260	219,944
3.625%	08/15/43	45	42,230
3.750%	11/15/43	3,645	3,482,684
4.000%	11/15/42	80	79,537
U.S. Treasury Notes
3.375%	05/15/33	695	670,349
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	11,613
1.450%(s)	08/15/42	60	26,991
1.463%(s)	11/15/42	155	69,187
1.775%(s)	02/15/40	535	271,889
1.982%(s)	08/15/39	2,120	1,101,489
2.010%(s)	08/15/30	941	708,580
2.010%(s)	02/15/39	925	492,707
2.056%(s)	11/15/38	220	118,542
2.172%(s)	02/15/28	530	437,167
2.208%(s)	05/15/39	560	294,416
2.353%(s)	02/15/44	440	186,553
2.365%(s)	05/15/44	2,790	1,171,255
2.402%(s)	05/15/41	1,995	952,379
2.415%(s)	11/15/40	525	257,209
2.416%(s)	05/15/42	80	36,387
2.434%(s)	11/15/45	345	137,003
2.436%(s)	02/15/46	390	153,456
2.443%(s)	08/15/44	210	87,306
2.452%(s)	08/15/43	1,145	493,915
2.486%(s)	02/15/45	150	61,289
2.506%(s)	11/15/43	4,315	1,841,966
2.513%(s)	08/15/41	2,740	1,288,870
2.857%(s)	05/15/31	33	24,238
3.176%(s)	08/15/40	800	396,500
3.215%(s)	02/15/41	475	229,596
3.751%(s)	11/15/41	3,930	1,828,371
3.979%(s)	02/15/42	3,945	1,812,851

TOTAL U.S. TREASURY OBLIGATIONS (cost $55,237,403)			44,555,159

TOTAL LONG-TERM INVESTMENTS (cost $182,720,792)			160,975,343

	Shares	Value

SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	928,806	$928,806
PGIM Institutional Money Market Fund (cost $10,201,058; includes $10,153,236 of cash collateral for securities on loan)(b)(wa)	10,204,004	10,196,861

TOTAL SHORT-TERM INVESTMENTS (cost $11,129,864)		11,125,667

TOTAL INVESTMENTS—105.3% (cost $193,850,656)		172,101,010
Liabilities in excess of other assets(z) — (5.3)%		(8,707,050)

NET ASSETS — 100.0%		$163,393,960

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,033,153; cash collateral of $10,153,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
89	2 Year U.S. Treasury Notes	Sep. 2023	$18,097,594	$(285,538)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
226	5 Year U.S. Treasury Notes	Sep. 2023	$24,203,188	$(500,444)
284	10 Year U.S. Treasury Notes	Sep. 2023	31,883,439	(438,277)
34	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	4,631,438	(48,927)

				(1,273,186)

Short Positions:
135	10 Year U.S. Ultra Treasury Notes	Sep. 2023	15,989,063	222,668
379	20 Year U.S. Treasury Bonds	Sep. 2023	48,097,469	173,147

				395,815

				$(877,371)

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$(1,679)	$(1,679)
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	5,248	5,248

				$—	$3,569	$3,569

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,916,581

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$21,660,879	$—
Commercial Mortgage-Backed Securities	—	11,472,772	—
Corporate Bond	—	763,268	—
Residential Mortgage-Backed Security	—	156,741	—
U.S. Government Agency Obligations	—	82,366,524	—
U.S. Treasury Obligations	—	44,555,159	—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds.	$11,125,667	$—	$—

Total	$11,125,667	$160,975,343	$—

Other Financial Instruments*
Assets
Futures Contracts	$395,815	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	5,248	—

Total	$395,815	$5,248	$—

Liabilities
Futures Contracts	$(1,273,186)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(1,679)	—

Total	$(1,273,186)	$(1,679)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	50.4%
U.S. Treasury Obligations	27.3
Collateralized Loan Obligations	13.2
Commercial Mortgage-Backed Securities	7.0
Affiliated Mutual Funds (6.2% represents investments purchased with collateral from securities on loan)	6.8
Diversified Financial Services	0.5

Residential Mortgage-Backed Security	0.1%

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$395,815	*	Due from/to broker-variation margin futures	$1,273,186	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,248	*	Due from/to broker-variation margin swaps	1,679	*

		$401,063			$1,274,865

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Interest rate contracts	$4,922	$(332,185)	$(1,176)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Swaps
Interest rate contracts		$(936,757)	$3,569

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 333,333
Futures Contracts - Long Positions (1)	90,394,539
Futures Contracts - Short Positions (1)	71,978,089
Interest Rate Swap Agreements (1)	2,826,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,033,153	$(10,033,153)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $10,033,153:
Unaffiliated investments (cost $182,720,792)	$160,975,343
Affiliated investments (cost $11,129,864)	11,125,667
Receivable for investments sold	2,302,179
Dividends and interest receivable	724,240
Receivable for Portfolio shares sold	2,715
Due from broker-variation margin swaps	517
Prepaid expenses	361

Total Assets	175,131,022

LIABILITIES
Payable to broker for collateral for securities on loan	10,153,236
Payable for investments purchased	956,832
Due to broker-variation margin futures	249,185
Payable for Portfolio shares purchased	210,499
Accrued expenses and other liabilities	107,078
Management fee payable	58,442
Affiliated transfer agent fee payable	1,042
Distribution fee payable	748

Total Liabilities	11,737,062

NET ASSETS	$163,393,960

Net assets were comprised of:
Partners’ Equity.	$163,393,960

Class I:
Net asset value and redemption price per share, $159,667,612 / 12,874,127 outstanding shares of beneficial interest	$12.40

Class III:
Net asset value and redemption price per share, $3,726,348 / 302,018 outstanding shares of beneficial interest	$12.34

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income.	$3,308,411
Affiliated dividend income	79,815
Affiliated income from securities lending, net	778

Total income	3,389,004

EXPENSES
Management fee	366,751
Distribution fee—Class III	4,147
Custodian and accounting fees	24,109
Shareholders’ reports	18,733
Audit fee	17,505
Professional Fees	11,154
Trustees’ fees	5,668
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous.	12,595

Total expenses	465,972

NET INVESTMENT INCOME (LOSS)	2,923,032

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,064))	(3,475,309)
Futures transactions	(332,185)
Options written transactions	4,922
Swap agreements transactions	(1,176)

(3,803,748)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,197))	5,636,135
Futures	(936,757)
Swap agreements	3,569

4,702,947

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	899,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,822,231

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,923,032	$4,533,828
Net realized gain (loss) on investment transactions	(3,803,748)	(2,954,467)
Net change in unrealized appreciation (depreciation) on investments	4,702,947	(31,272,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,822,231	(29,693,359)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,546,737	11,747,354
Portfolio shares purchased	(28,301,620)	(21,104,441)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(24,754,883)	(9,357,087)

TOTAL INCREASE (DECREASE)	(20,932,652)	(39,050,446)
NET ASSETS:
Beginning of period	184,326,612	223,377,058

End of period.	$163,393,960	$184,326,612

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.16		$14.05	$14.51	$13.54	$12.70	$12.62

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.29	0.19	0.23	0.31	0.28
Net realized and unrealized gain (loss) on investment transactions	0.04		(2.18)	(0.65)	0.74	0.53	(0.20)

Total from investment operations	0.24		(1.89)	(0.46)	0.97	0.84	0.08

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$12.40		$12.16	$14.05	$14.51	$13.54	$12.70

Total Return(d)	1.97%		(13.45)%	(3.17)%	7.16%	6.61%	0.63	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$159.7		$181.3	$223.1	$246.2	$238.6	$221.1
Average net assets (in millions)	$181.6		$196.8	$231.5	$246.6	$234.6	$230.5
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.50	%(g)	0.49%	0.48%	0.51%	0.52%	0.51%
Expenses before waivers and/or expense reimbursement	0.50	%(g)	0.49%	0.48%	0.51%	0.52%	0.51%
Net investment income (loss)	3.19	%(g)	2.28%	1.35%	1.58%	2.34%	2.28%
Portfolio turnover rate(h)(i)	56%		177%	222%	150%	269%	284%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.11		$14.03	$14.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.28	0.11
Net realized and unrealized gain (loss) on investment transactions	0.05		(2.20)	(0.25)

Total from investment operations	0.23		(1.92)	(0.14)

Net Asset Value, end of period	$12.34		$12.11	$14.03

Total Return(d)	1.90%		(13.68)%	(0.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.7		$3.0	$0.3
Average net assets (in millions)	$3.3		$1.6	$0.2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.75	%(g)	0.74%	0.68	%(k)
Expenses before waivers and/or expense reimbursement	0.75	%(g)	0.74%	0.68	%(k)
Net investment income (loss)	2.95	%(g)	2.26%	1.09	%(k)
Portfolio turnover rate(h)(i)	56%		177%	222%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 24.8%
BNS
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by FHLMC (coupon rates 4.000%-6.000%, maturity dates 02/01/53-07/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 06/01/27-07/01/53) and U.S. Treasury Securities (coupon rates 0.000%-4.000%, maturity dates 10/19/23-06/30/28) with the aggregate value, including accrued interest, of $30,612,963		30,000	$30,000,000
BOS
5.08%, dated 06/15/23, due 07/27/23 in the amount of $20,118,533 collateralized by U.S. Treasury Securities (coupon rate 0.500%, maturity date 05/31/27) with the aggregate value, including accrued interest, of $20,400,050		20,000	20,000,000
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by U.S. Treasury Securities (coupon rate 0.375%, maturity date 11/30/25) with the aggregate value, including accrued interest, of $30,600,076		30,000	30,000,000
CAG
5.06%, dated 06/30/23, due 07/03/23 in the amount of $11,976,048 collateralized by U.S. Treasury Securities (coupon rate 3.125%, maturity date 08/31/27) with the aggregate value, including accrued interest, of $12,210,491		11,971	11,971,000
CIBC
5.06%, dated 06/15/23, due 07/27/23 in the amount of $28,165,293 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.000%, maturity dates 02/29/24-02/15/53) with the aggregate value, including accrued interest, of $28,632,350		28,000	28,000,000
5.07%, dated 06/15/23, due 07/27/23 in the amount of $28,165,620 collateralized by FHLMC (coupon rate 3.500%, maturity date 12/01/52), FNMA (coupon rates 2.000%-6.000%, maturity dates 07/01/27-02/01/53) and GNMA (coupon rates 2.500%-3.000%, maturity dates 11/20/50-06/20/51) with the aggregate value, including accrued interest, of $28,632,400		28,000	28,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
ING
5.08%, dated 06/15/23, due 07/27/23 in the amount of $25,148,167 collateralized by FHLMC (coupon rates 4.000%-6.000%, maturity dates 12/01/32-06/01/48), FNMA (coupon rates 1.500%-6.000%, maturity dates 03/01/41-01/01/53) and GNMA (coupon rates 3.000%-3.500%, maturity dates 03/20/49-11/20/51) with the aggregate value, including accrued interest, of $25,500,000		25,000	$25,000,000
5.08%, dated 06/16/23, due 07/28/23 in the amount of $15,088,900 collateralized by FHLMC (coupon rates 4.387%-5.000%, maturity dates 03/01/38-03/01/53), FNMA (coupon rates 1.500%-6.000%, maturity dates 11/01/32-07/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $15,300,000		15,000	15,000,000
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by FNMA (coupon rates 3.500%-5.500%, maturity dates 10/01/45-07/01/53) with the aggregate value, including accrued interest, of $30,600,000		30,000	30,000,000
NWS
5.07%, dated 06/29/23, due 07/06/23 in the amount of $10,009,858 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 06/15/26) with the aggregate value, including accrued interest, of $10,210,107		10,000	10,000,000
5.08%, dated 06/29/23, due 07/06/23 in the amount of $10,009,878 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 06/15/26) with the aggregate value, including accrued interest, of $10,210,107		10,000	10,000,000
5.07%, dated 06/30/23, due 07/07/23 in the amount of $20,019,717 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.125%, maturity dates 05/31/26-06/15/26) with the aggregate value, including accrued interest, of $20,420,119		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (cost $257,971,000)			257,971,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.5%
Federal Farm Credit Bank, SOFR + 0.025%
5.085%(c)	10/27/23	11,450	11,449,778

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.085%(c)	09/08/23	4,000	$3,999,965
5.085%(c)	09/27/23	9,350	9,349,886
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.110%(c)	11/09/23	2,825	2,825,153
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
5.120%(c)	06/24/24	10,000	9,999,197
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
5.130%(c)	05/09/24	13,000	13,000,000
Federal Farm Credit Bank, SOFR + 0.075% (Cap N/A, Floor 0.000%)
5.135%(c)	04/18/24	11,000	11,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
5.140%(c)	01/03/24	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)
5.210%(c)	03/20/24	9,000	9,000,000
Federal Farm Credit Bank, Bonds, SOFR + 0.030% (Cap N/A, Floor 0.000%)
5.090%(c)	08/03/23	5,000	5,000,042
Federal Home Loan Bank
2.350%	07/05/23	10,000	9,997,081
5.000%(n)	07/24/23	7,000	6,977,907
5.000%	01/10/24	15,500	15,500,000
5.020%(n)	07/28/23	10,000	9,962,822
5.023%(n)	02/09/24	8,800	8,539,437
5.044%(n)	07/26/23	23,000	22,920,299
5.048%(n)	07/31/23	10,000	9,958,417
5.049%(n)	08/04/23	8,000	7,962,336
5.057%(n)	08/11/23	10,000	9,943,169
5.058%(n)	08/25/23	15,000	14,885,944
5.064%(n)	08/09/23	15,000	14,918,750
5.075%(n)	08/16/23	22,000	21,859,444
5.076%(n)	08/18/23	16,000	15,893,333
5.141%(n)	07/19/23	11,000	10,971,950
5.306%(n)	09/13/23	4,000	3,956,998
5.313%(n)	09/22/23	8,000	7,903,536
5.321%(n)	08/30/23	8,500	8,425,625
5.353%(n)	10/04/23	3,000	2,958,358
5.372%(n)	10/27/23	8,000	7,862,071
5.400%	03/27/24	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
5.075%(c)	09/08/23	32,000	32,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
5.080%(c)	08/14/23	9,000	9,000,000
5.080%(c)	09/19/23	7,000	7,000,000
5.080%(c)	10/03/23	10,000	10,000,000
5.080%(c)	10/03/23	21,000	21,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.085%(c)	10/27/23	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
5.095%(c)	12/08/23	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
5.100%(c)	10/06/23	8,250	8,250,000
5.100%(c)	01/17/24	13,000	13,000,000
5.100%(c)	01/29/24	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
5.105%(c)	02/09/24	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.110%(c)	07/06/23	13,500	13,500,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.110%(c)	08/29/23	9,250	$9,250,000
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
5.115%(c)	05/03/24	10,000	10,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
5.120%(c)	07/03/23	13,000	13,000,000
5.120%(c)	07/20/23	10,000	10,000,000
5.120%(c)	10/02/23	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
5.130%(c)	11/27/23	10,000	10,000,000
5.130%(c)	12/14/23	8,400	8,400,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
5.140%(c)	10/23/23	10,000	10,000,000
5.140%(c)	02/26/24	9,500	9,500,000
Federal Home Loan Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
5.145%(c)	07/14/23	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
5.150%(c)	08/15/23	12,000	12,000,000
5.150%(c)	08/16/23	5,000	5,000,000
5.150%(c)	09/14/23	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.095% (Cap N/A, Floor 0.000%)
5.155%(c)	11/14/23	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
5.160%(c)	09/21/23	16,500	16,500,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
5.165%(c)	11/08/24	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
5.180%(c)	09/06/23	10,000	10,000,000
5.180%(c)	09/20/23	8,000	8,001,590
5.180%(c)	03/06/24	9,000	9,000,000
5.180%(c)	03/14/24	3,000	3,000,000
5.180%(c)	11/18/24	10,000	10,000,000
Federal National Mortgage Assoc.
5.420%	03/28/24	9,000	9,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $648,423,088)			648,423,088

U.S. TREASURY OBLIGATIONS — 13.5%
U.S. Treasury Bills
4.945%(n)	07/06/23	5,000	4,996,606
5.040%(n)	08/15/23	23,000	22,857,464
5.102%(n)	07/13/23	29,000	28,951,204
5.178%(n)	07/20/23	9,000	8,975,723
5.239%(n)	10/17/23	8,000	7,876,400
5.304%(n)	10/24/23	19,000	18,683,600
5.315%(n)	10/10/23	20,000	19,706,932
5.316%(n)	10/31/23	9,500	9,337,299
5.374%(n)	09/07/23	10,000	9,899,851
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.029% (Cap N/A, Floor 0.000%)
5.278%(c)	07/31/23	9,000	8,999,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,284,113)			140,284,113

TOTAL INVESTMENTS—100.8% (cost $1,046,678,201)			1,046,678,201
Liabilities in excess of other assets — (0.8)%			(8,705,329)

NET ASSETS — 100.0%			$1,037,972,872

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$257,971,000	$—
U.S. Government Agency Obligations.	—	648,423,088	—
U.S. Treasury Obligations	—	140,284,113	—

Total.	$—	$1,046,678,201	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	62.5%
Repurchase Agreements	24.8
U.S. Treasury Obligations	13.5

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BNS	$30,000,000	$(30,000,000)	$—
Repurchase Agreements	BOS	50,000,000	(50,000,000)	—
Repurchase Agreement	CAG	11,971,000	(11,971,000)	—
Repurchase Agreements	CIBC	56,000,000	(56,000,000)	—
Repurchase Agreements	ING	70,000,000	(70,000,000)	—
Repurchase Agreements	NWS	40,000,000	(40,000,000)	—

		$257,971,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments, at value:	$788,707,201
Repurchase Agreements (cost $257,971,000)	257,971,000
Cash	23
Interest receivable	3,711,000
Receivable for Portfolio shares sold	2,465,340
Prepaid expenses and other assets	47,811

Total Assets	1,052,902,375

LIABILITIES
Payable for investments purchased	9,337,299
Payable for Portfolio shares purchased	5,218,624
Management fee payable.	257,775
Accrued expenses and other liabilities	79,896
Distribution fee payable	34,867
Affiliated transfer agent fee payable	1,042

Total Liabilities	14,929,503

NET ASSETS	$1,037,972,872

Net assets were comprised of:
Partners’ Equity	$1,037,972,872

Class I:
Net asset value and redemption price per share, $865,717,326 / 86,568,926 outstanding shares of beneficial interest.	$10.00

Class III:
Net asset value and redemption price per share, $172,255,546 / 17,225,733 outstanding shares of beneficial interest.	$10.00

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
Interest income	$25,474,222

EXPENSES
Management fee	1,577,838
Distribution fee—Class III	186,808
Custodian and accounting fees	52,745
Shareholders’ reports	20,091
Professional Fees	13,208
Audit fee	12,447
Trustees’ fees	11,894
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,308
Miscellaneous	12,112

Total expenses	1,892,451
Less: Fee waivers and/or expense reimbursement .	(3,778)

Net expenses	1,888,673

NET INVESTMENT INCOME (LOSS)	23,585,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	2,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,588,325

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,585,549	$12,403,206
Net realized gain (loss) on investment transactions	2,776	3,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,588,325	12,406,465

DISTRIBUTIONS
Class I	(20,403,154)	(10,727,306)
Class III	(3,185,171)	(1,680,477)

	(23,588,325)	(12,407,783)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,175,050,087	896,553,186
Portfolio shares issued in reinvestment of distributions	23,588,325	12,407,783
Portfolio shares purchased	(1,105,976,267)	(832,486,578)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	92,662,145	76,474,391

TOTAL INCREASE (DECREASE)	92,662,145	76,473,073
NET ASSETS:
Beginning of period	945,310,727	868,837,654

End of period	$1,037,972,872	$945,310,727

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021		2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00		$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.22		0.14	—	(b)	0.03	0.19	0.15
Less Dividends and Distributions	(0.22)		(0.14)	(—	)(b)	(0.03)	(0.19)	(0.15)

Net Asset Value, end of period	$10.00		$10.00	$10.00		$10.00	$10.00	$10.00

Total Return(c)	2.25%		1.39%	0.04%		0.30%	1.92%	1.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$866		$803	$725		$792	$600	$536
Average net assets (in millions)	$910		$780	$748		$667	$563	$560
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.27%	0.06%		0.21%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%		0.34%	0.35%	0.35%
Net investment income (loss)	4.52	%(e)	1.37%	—%		0.26%	1.88%	1.52%

Class III

	Six Months Ended June 30, 2023		Year Ended December 31,			May 18, 2020(f) through December 31, 2020
			2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.21		0.12	—	(b)	—	(b)
Less Dividends and Distributions:	(0.21)		(0.12)	(—	)(b)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00	$10.00		$10.00

Total Return(c)	2.13%		1.22%	0.04%		—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$172		$143	$144		$66
Average net assets (in millions)	$151		$137	$118		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.44%	0.06%		0.13	%(e)
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.58%	0.58%		0.58	%(e)
Net investment income (loss)	4.26	%(e)	1.23%	—%		—	%(b)(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITIES — 5.9%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	07/15/31	2,500	$2,474,925
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32	4,987	4,943,338
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31	2,500	2,478,762
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
7.658%(c)	10/25/31	4,523	4,542,900
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	01/15/31	1,934	1,913,543
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	2,000	1,995,644
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.419%(c)	02/20/30	3,874	3,834,751
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31	4,800	4,756,019
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	2,250	2,247,059

TOTAL ASSET-BACKED SECURITIES (cost $29,008,839)			29,186,941

CONVERTIBLE BOND — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $95,720; purchased 06/23/20 - 04/03/23)(f)
7.000%	07/17/23(oo)	503	55,332

(cost $95,720)
CORPORATE BONDS — 81.3%
Advertising — 0.4%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	2,450	1,736,669

Aerospace & Defense — 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	2,088,648
5.930%	05/01/60	725	717,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,025	$964,515
7.125%	06/15/26	1,150	1,139,155
7.500%	03/15/25	462	461,423
7.500%	02/01/29(a)	1,741	1,714,885
7.875%	04/15/27(a)	3,300	3,283,500
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	725	719,689
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	600	594,000
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	400	355,723
5.500%	11/15/27	775	732,904
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	600	597,073

			13,369,203

Agriculture — 0.3%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,240,337

Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	300	298,384
11.750%	07/15/25	925	1,014,850
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	125	123,555
5.750%	04/20/29(a)	1,125	1,088,707
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	402,254
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	608,077
4.625%	04/15/29	440	400,950
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	650	521,625
7.875%	05/01/27(a)	675	604,969
9.500%	06/01/28	350	320,250

			5,383,621

Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	250	210,798
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,650	1,313,848

			1,524,646

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 1.7%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	$233,342
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	2,150	1,650,625
5.291%	12/08/46	2,925	2,401,990
7.400%	11/01/46	550	565,976
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	375	320,573
6.800%	05/12/28	200	200,454
6.950%	03/06/26	400	402,027
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	752,812
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28	350	278,741
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30	650	567,295
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A (original cost $1,194,313; purchased 09/21/20 - 12/13/21)(f)
9.500%	10/01/28	1,150	1,129,747

			8,503,582

Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	1,161,300
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	354,375
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	865	840,751
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	233,594
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	398,650
4.500%	02/15/32	475	394,075
5.375%	11/15/27	175	166,900
5.625%	06/15/28	50	47,299
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	625	583,939

			4,180,883

Banks — 0.3%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	502,848

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	350	$318,760
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	725	536,631

			1,358,239

Building Materials — 1.6%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	521,695
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	975	774,647
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	600	574,413
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	450	420,842
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	600	585,010
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	250	253,910
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	275	231,000
5.375%	02/01/28	200	190,060
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	750	622,153
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,223	1,156,903
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	450	362,356
4.375%	07/15/30	1,050	909,942
4.750%	01/15/28	525	489,096
5.000%	02/15/27	690	657,631

			7,749,658

Chemicals — 2.6%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,701,826
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	250	180,490
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	225	140,793
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	305	287,854

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Gtd. Notes, 144A
4.625%	11/15/29	620	$523,857
5.750%	11/15/28	315	289,449
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $1,106,863; purchased 08/09/17 - 01/05/18)(f)
10.250%	09/01/27	1,110	986,015
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	1,005	1,022,587
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	950	700,044
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	190	185,202
5.250%	06/01/27	506	447,177
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	395,170
9.750%	11/15/28	825	804,497
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,370	1,327,255
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	1,240	974,950
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	349,941
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27(a)	791	789,658
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	1,395	1,158,213
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	250	203,288
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(d)	1,770	66,375
Sr. Sec’d. Notes, 144A
9.500%	07/01/25(d)	500	330,000
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	147,867

			13,012,508

Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	600	568,500
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	323	331,847

			900,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 4.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	765	$694,985
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,060	1,005,561
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,203,956
9.750%	07/15/27	2,200	1,937,532
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,260	1,066,552
4.625%	06/01/28	1,065	891,937
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	349,845
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	900	788,929
4.625%	10/01/27	225	208,891
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	225,031
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	505,862
5.750%	07/15/27(a)	575	546,162
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	286,602
3.750%	10/01/30	225	196,132
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	225	203,115
5.000%	12/01/29	425	351,090
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,450	2,111,759
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,600	1,363,671
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	500	451,036
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	625	522,780
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	381,569
4.000%	07/15/30	100	88,539
4.875%	01/15/28(a)	3,500	3,329,957
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,860	2,863,300

			21,574,793

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.7%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	$178,632
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	1,110	965,000
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	325	290,719
5.125%	04/15/29	935	827,780
5.250%	10/01/30	680	592,297
5.750%	09/01/27	275	274,981
6.125%	09/01/29	250	250,282
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	299,681

			3,679,372

Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,824,257
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	400	416,000
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	125	125,625
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	650	646,548

			3,012,430

Diversified Financial Services — 2.6%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	800	782,303
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	400	363,592
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,675	1,378,926
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	825	473,615
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	747,577
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	50	43,956
4.375%	05/15/31	500	432,439
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.375%	05/01/28	200	202,244

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	$1,399,905
5.500%	08/15/28	175	153,404
6.000%	01/15/27(a)	510	474,515
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	700	597,236
6.750%	06/25/25	375	369,467
9.375%	07/25/30	350	348,101
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	425	327,694
6.625%	01/15/28	450	424,417
7.125%	03/15/26	2,250	2,214,878
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	341,901
5.375%	10/15/25(a)	825	782,178
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	450	364,865
4.000%	10/15/33	750	586,586

			12,809,799

Electric — 4.4%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,318,317
5.000%	02/01/31	1,925	1,592,345
5.125%	03/15/28	4,900	4,390,594
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	493	320,222
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	711,158
6.625%	01/15/27	442	439,007
Gtd. Notes, 144A
3.375%	02/15/29	300	246,441
3.625%	02/15/31	950	743,189
3.875%	02/15/32	1,225	946,985
5.250%	06/15/29	675	602,808
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	871,483
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)	1,655	1,484,082
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	800	698,562
8.000%(ff)	10/15/26(oo)	1,150	1,076,238
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,200	1,050,345
5.000%	07/31/27	1,515	1,420,732

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.500%	09/01/26	1,350	$1,300,515
5.625%	02/15/27	1,458	1,397,678

			21,610,701

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	1,275	1,098,813
4.750%	06/15/28	225	200,782
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	450	455,284
7.250%	06/15/28(a)	835	851,915

			2,606,794

Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A (original cost $1,099,275; purchased 10/08/20 - 06/21/22)(f)
9.750%	10/15/25	1,060	1,023,342

Engineering & Construction — 0.1%
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	436,825

Entertainment — 2.8%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	342	245,761
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,005	1,000,542
7.000%	02/15/30	1,625	1,632,910
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	1,225	1,069,436
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	436,660
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	250	233,020
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	225	222,798
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	87,860
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,550	1,554,950
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	750	712,237
6.250%	01/15/27	450	447,187
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	425	378,559

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
6.750%	02/15/29	350	$310,020
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	752,889
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	225	205,875
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	750	614,817
5.625%	01/15/27(a)	1,775	1,668,077
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	1,100	811,369
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	704,105
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	914,545

			14,003,617

Environmental Control — 0.3%
Covanta Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	200	173,931
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	175	155,628
4.375%	08/15/29	1,000	885,000
4.750%	06/15/29	225	204,750

			1,419,309

Foods — 2.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	800	695,767
5.875%	02/15/28	125	121,453
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	625	596,284
5.250%	09/15/27(a)	2,010	1,745,373
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	625	485,979
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	375	374,949
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	25	22,758
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	950	909,937
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,350	1,150,310
5.000%	07/15/35	163	160,486

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
5.200%	07/15/45	250	$237,157
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	238,900
4.250%	04/15/31	650	557,698
Gtd. Notes, 144A
5.875%	09/30/27	2,150	2,122,997
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,435	1,258,394
5.500%	12/15/29	400	370,004
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	675	576,048

			11,624,494

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	700	676,184
5.750%	05/20/27	775	712,830
5.875%	08/20/26	493	465,247

			1,854,261

Healthcare-Products — 0.9%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)	975	810,152
6.750%	02/15/30	175	158,884
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,625	1,413,376
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,525	2,191,744

			4,574,156

Healthcare-Services — 3.8%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,475	1,984,790
4.625%	06/01/30	1,900	1,631,507
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,798,968
7.500%	11/06/33	650	711,576
Gtd. Notes, MTN
7.750%	07/15/36	400	448,252
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	500	390,799
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	1,521,727
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,750	1,657,009

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,025	$1,698,840
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	825	794,063
Sr. Sec’d. Notes
4.250%	06/01/29	1,575	1,422,876
4.375%	01/15/30	1,775	1,601,671
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	750	754,254
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	2,350	2,345,552

			18,761,884

Holding Companies-Diversified — 0.1%
Benteler International AG (Austria),
Sr. Sec’d. Notes, 144A
10.500%	05/15/28(a)	350	351,855

Home Builders — 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	725	618,596
4.625%	04/01/30	700	598,056
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,226,400
6.750%	03/15/25	850	844,908
7.250%	10/15/29(a)	1,775	1,729,700
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,175	925,313
6.250%	09/15/27	625	567,188
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29(a)	625	504,688
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	325	326,030
Gtd. Notes, 144A
3.875%	08/15/29(a)	375	325,268
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/25	275	259,875
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	321,758
5.000%	03/01/28	1,300	1,196,175
KB Home,
Gtd. Notes
4.000%	06/15/31	625	540,082
4.800%	11/15/29	1,500	1,381,514
7.250%	07/15/30	225	229,148
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	279,781
4.950%	02/01/28	475	442,786

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,375	$1,179,062
5.250%	12/15/27(a)	1,000	930,000
Meritage Homes Corp.,
Gtd. Notes
6.000%	06/01/25	225	226,115
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,175	1,048,243
4.750%	04/01/29	700	611,306
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	1,075	988,777
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,325	1,303,657
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,467	1,362,976
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,090	1,053,446

			21,020,848

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	151,545

Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,250	1,054,990
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	41,468
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	730,315
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	138,375

			1,965,148

Housewares — 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,534,443
4.375%	02/01/32	325	257,926
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	1,169,494

			2,961,863

Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $668,438; purchased 04/14/21 - 10/07/21)(f)
5.875%	04/15/29	675	585,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	475	$397,465
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	609,012
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,000	981,138
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	343,064

			2,330,679

Iron/Steel — 0.4%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	855,713
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	625	602,466
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	100	89,335
4.375%	03/15/32	225	195,282

			1,742,796

Leisure Time — 2.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	800	734,000
7.625%	03/01/26	1,275	1,246,312
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	450	457,567
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,175	1,098,625
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	925	966,625
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	350	332,500
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	675	612,218
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	425	430,755
9.250%	01/15/29	350	371,578
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	675	708,750
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	150	140,250
5.500%	04/01/28	675	627,791
11.625%	08/15/27	1,425	1,550,471
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	925	846,375

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	850	$777,750
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	250	205,103
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	400	366,000

			11,472,670

Lodging — 1.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	925	771,326
4.000%	05/01/31	150	130,257
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	750	707,955
4.750%	10/15/28(a)	1,525	1,384,996
5.500%	04/15/27	525	504,716
5.750%	06/15/25	25	24,736
6.750%	05/01/25	505	506,285
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	628,946
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	675	561,938
5.625%	08/26/28(a)	2,025	1,746,563

			6,967,718

Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	550	514,793

Machinery-Diversified — 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	375	400,120
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	739,847
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	575	468,081
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A (original cost $1,532,606; purchased 07/15/16 - 07/09/18)(f)
10.125%	08/01/24(a)	1,504	1,509,931
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	206,414

			3,324,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 6.6%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	880	$866,689
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	3,040	2,417,982
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	3,450	2,787,067
4.500%	06/01/33	315	247,397
4.750%	03/01/30(a)	2,375	2,032,189
5.000%	02/01/28	930	847,704
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,190	809,972
4.125%	12/01/30	575	403,848
5.375%	02/01/28	890	717,613
5.500%	04/15/27(a)	225	187,336
6.500%	02/01/29	400	324,255
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,275	1,457,987
5.000%	11/15/31	310	145,121
5.750%	01/15/30	2,725	1,286,613
7.500%	04/01/28	200	114,000
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,052,669; purchased 07/18/19 - 06/03/22)(f)
6.625%	08/15/27(d)	6,605	196,509
Sec’d. Notes, 144A (original cost $2,812,977; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	6,440	212,982
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	916,753
7.375%	07/01/28	950	508,854
7.750%	07/01/26	4,150	2,545,120
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,275	1,246,834
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	1,970	1,767,472
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	725	610,806
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	281,277
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	250	220,268
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	135	117,134
5.625%	07/15/27	755	703,919
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	403,253

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	3,915	$2,285,303
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $1,270,500; purchased 09/15/21 - 06/22/23)(f)
5.125%	02/15/27	1,495	1,267,020
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	446,986
5.125%	02/15/25	1,760	1,722,573
6.625%	06/01/27	1,275	1,230,274
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,475	1,183,687

			32,512,797

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	475	425,428

Mining — 1.8%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	400	391,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,075	964,469
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26	200	196,050
6.875%	10/15/27	625	606,169
7.500%	04/01/25(a)	2,100	2,092,587
8.625%	06/01/31	625	637,500
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	700	694,021
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	525	487,583
6.125%	04/01/29	1,095	1,006,031
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,280,510
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	650	536,457
4.750%	01/30/30	50	44,440

			8,936,817

Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	412,253
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	510,619

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Trinity Industries, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/28	475	$478,821

			1,401,693

Oil & Gas — 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	525	516,772
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,500	1,389,436
7.625%	02/01/29	328	334,829
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	1,150	1,112,340
9.000%	11/01/27	676	837,811
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	957	942,628
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,514	1,589,700
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	292,358
5.875%	02/01/29	1,050	997,043
6.750%	04/15/29	275	273,013
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,497,482
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28	625	632,263
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,363,852
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	450	390,876
6.750%	03/01/29	825	755,388
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28	350	339,415
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	188,057
5.625%	10/15/25	350	345,482
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,500	1,469,673
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29	175	164,729

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	$250,599
6.000%	04/15/30	1,350	1,231,231
6.000%	02/01/31	900	809,148
6.250%	11/01/28	1,050	989,865
6.250%	04/15/32	625	560,089
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	400	374,000
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	837,819
7.500%	01/15/28	1,250	1,090,625
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	1,300	1,258,474
Gtd. Notes, 144A
7.375%	05/15/27	50	47,560
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	175	177,736
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31	100	111,535
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	500	433,750
4.625%	05/01/30	1,275	1,102,544
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	814,500
7.125%	01/15/26(a)	700	687,750
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	875	860,453
Gtd. Notes, 144A
4.750%	02/15/30(a)	319	287,376
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,525	1,347,283
5.375%	02/01/29	125	118,001
5.375%	03/15/30(a)	1,525	1,423,053
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	450	399,420
4.500%	04/30/30	1,175	1,032,553
5.875%	03/15/28	100	96,147
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	175	167,563
7.500%	01/15/26(a)	650	615,875
8.000%	02/01/27	225	203,344
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	300	300,090

			33,096,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(a)	1,107	$896,266
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	425	357,000
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	820	700,013
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	294,041
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	318,750
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd.
Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	960	813,667
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	478,053
6.750%	07/15/26	50	49,174
9.500%	11/01/28	225	229,095
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	900	753,849
10.500%	07/15/27(a)	750	720,031
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	550	545,545
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	325	293,293
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	200,377
6.625%	05/13/27	170	169,014
7.250%	05/15/31	350	354,312
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	523,622
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	124,071
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	1,125	1,166,829
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	325	289,897

			9,276,899

Pharmaceuticals — 2.0%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	500	399,303
5.125%	03/01/30(a)	1,100	894,239

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
6.125%	08/01/28	820	$710,726
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	627,750
5.000%	02/15/29	1,600	640,000
5.250%	01/30/30	750	296,250
5.250%	02/15/31	1,250	500,000
6.250%	02/15/29	6,510	2,669,100
7.000%	01/15/28	250	107,500
9.000%	12/15/25(a)	500	435,000
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	350	311,063
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	450	399,578
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,675	1,381,641
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25(a)	900	737,650

			10,109,800

Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	750	696,464
5.750%	01/15/28	1,825	1,749,609
7.875%	05/15/26	200	203,310
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	792,667
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	2,250	2,104,328
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	150	126,891
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	394,908
Gtd. Notes, 144A
6.450%	11/03/36	200	205,421
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	531,534
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	47,254
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	100,199
6.500%	07/01/27(a)	810	798,833
7.500%	06/01/27	175	176,716
7.500%	06/01/30	375	378,750
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	372,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.000%	08/01/27	260	$253,097
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	225	226,372
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	1,869,106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,625	1,486,303
6.000%	12/31/30	650	572,836
6.000%	09/01/31	325	279,837
7.500%	10/01/25	175	175,581
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	733,783
4.125%	08/15/31	240	206,630
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	275	264,271
4.300%	02/01/30	575	517,564
5.500%	08/15/48	300	251,236

			15,515,505

Real Estate — 1.4%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,925	1,738,953
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,780,708
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	625	518,310
4.375%	02/01/31	700	559,777
5.375%	08/01/28	720	644,001
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,219,231
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30	750	534,376
5.750%	01/15/29	200	150,143

			7,145,499

Real Estate Investment Trusts (REITs) — 1.8%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	403,562
9.750%	06/15/25	1,062	1,020,201
Sr. Unsec’d. Notes
4.750%	05/01/24	50	46,573
4.750%	02/15/28	2,350	1,600,941
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	825	569,894
5.000%	10/15/27(a)	1,200	1,009,940

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	1,435	$1,438,275
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	200	177,119
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	283,225
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	330	279,799
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	1,083,106
4.625%	12/01/29	1,175	1,067,109

			8,979,744

Retail — 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,150	1,827,500
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	350	285,257
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	814	613,847
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	49,824
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27(a)	150	132,072
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	123,052
8.250%	07/15/30	925	911,246
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	500	411,251
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	750	728,438
8.500%	10/30/25	1,075	1,044,094
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $139,125; purchased 08/02/22 - 08/04/22)(f)
5.375%	04/01/26	150	139,355
Sr. Unsec’d. Notes, 144A (original cost $292,975; purchased 08/02/22 - 08/15/22)(f)
5.875%	04/01/29	330	276,542
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	2,050	1,740,774
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	373,763

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29(a)	1,275	$1,064,944
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	566,291
3.875%	10/01/31	1,000	685,435
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,150	951,901
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,025	879,581
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,620	1,271,497
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	178,878
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	300	257,592
7.500%	10/15/27	575	557,676
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	2,600	2,575,799
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	1,000	862,530
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	267,200
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,775	1,493,515
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	1,500	1,310,250
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	625	566,555

			22,146,659

Software — 0.4%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,660	1,491,117
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	650	576,646

			2,067,763

Telecommunications — 3.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	1,150	996,130

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $221,783; purchased 06/23/20 - 10/03/22)(f)
8.000%	04/01/25	682	$296,807
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $1,327,720; purchased 05/22/20 - 03/09/23)(f)
8.000%	12/31/26	2,278	473,794
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $624,050; purchased 10/28/22 - 12/15/22)(f)
13.000%	12/31/25	931	642,735
Sr. Sec’d. Notes, 144A (original cost $1,224,500; purchased 03/07/19 - 03/15/23)(f)
8.750%	05/25/24	1,250	1,143,287
Sr. Sec’d. Notes, 144A (original cost $1,014,594; purchased 05/22/20 - 07/30/20)(f)
8.750%	05/25/24	1,058	971,253
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $4,459,150; purchased 09/26/17 - 11/21/22)(f)
6.750%	12/31/23	5,725	1,087,750
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	444,125
7.000%	10/15/28(a)	1,200	1,104,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,595	2
Gtd. Notes, 144A
8.500%	10/15/24^(d)	25	—
9.750%	07/15/25^(d)	3,955	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,355	2,148,937
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	87,278
4.250%	07/01/28	460	296,556
4.625%	09/15/27	655	455,132
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	339,032
10.500%	05/15/30(a)	490	497,392
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	69,857
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	455,952
8.750%	03/15/32	731	883,529
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	885	903,613
7.625%	03/01/26	500	519,235
7.875%	09/15/23	1,175	1,178,565
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	2,350	2,277,613

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	510	$360,100
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	660	411,853

			18,044,906

Transportation — 0.1%
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	225	232,054
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	126,029

			358,083

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	775	710,930

TOTAL CORPORATE BONDS
(cost $466,887,759)			402,070,746

FLOATING RATE AND OTHER LOANS — 3.0%
Airlines — 0.2%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
9.292%(c)	04/21/28	970	967,689

Chemicals — 0.3%
Venator Materials LLC,
DIP Loan, 3 Month SOFR + 10.000%
15.068%(c)	12/31/23^	936	954,522
Initial Term Loan
8.337%	08/08/24	546	299,178

			1,253,700

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.010%(c)	03/01/29	333	317,782

Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 5.000%
12.500%(c)	07/30/26	1,864	447,323

Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, PRIME + 3.000%
10.233%(c)	10/06/28	780	629,951

Insurance — 0.3%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
8.943%(c)	02/15/27	499	487,198

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance (cont’d.)
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.350%
10.452%(c)	01/20/29	1,290	$1,081,665

			1,568,863

Media — 0.5%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.647%(c)	01/18/28	989	910,267
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%
13.064%(c)	05/25/26	957	739,409
Second Lien Term loan
8.025%	08/24/26	2,226	68,626
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.250%
8.467%(c)	09/25/26	635	528,642
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
8.443%(c)	03/15/26	469	464,233

			2,711,177

Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 1 Month SOFR + 4.364%
9.414%(c)	03/31/26	315	309,009
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28	561	555,794

			864,803

Software — 0.8%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%
8.967%(c)	10/02/25	700	693,414
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%
10.717%(c)	02/27/26	250	242,768
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
12.981%(c)	06/13/25	1,225	1,099,628
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%
9.231%(c)	06/13/24	800	767,648
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.511%(c)	07/14/28	1,162	1,009,545

			3,813,003

Telecommunications — 0.4%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
8.981%(c)	05/27/24	99	91,100
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%
9.045%(c)	01/31/30	435	431,329
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%
9.217%(c)	10/02/28	1,423	1,151,325

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%
12.217%(c)	10/01/29	735	$350,044

			2,023,798

TOTAL FLOATING RATE AND OTHER LOANS
(cost $17,624,387)			14,598,089

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
4.375%(cc)	10/25/35	4	2,791
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.167%(cc)	10/25/35	2	1,289
Series 2006-HY13, Class 4A1
3.940%(cc)	02/25/37	1	1,218
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.367%(c)	07/20/46	2	1,670
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.360%(c)	10/25/46	15	8,058
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.847%(cc)	03/20/36	3	2,347
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.974%(cc)	09/25/37	6	5,477
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
5.517%(c)	07/19/46	4	2,485
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.530%(c)	09/25/46	3	2,614
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	5,224
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.360%(c)	04/25/46	1	1,316
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.109%(cc)	02/25/36	9	6,955
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	1,428
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.669%(cc)	02/25/37	1	1,328

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-HY01, Class 4A1
3.772%(cc)	02/25/37	2	$2,014

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $52,480)			46,214

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,751,451
3.000%	07/31/24(a)	9,849	9,600,467
3.875%	11/30/27(a)(k)	5,000	4,929,687

TOTAL U.S. TREASURY OBLIGATIONS
(cost $16,677,628)			16,281,605

		Shares
COMMON STOCKS — 1.9%
Chemicals — 0.2%
TPC Group, Inc.*^		49,934	1,248,350

Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^		11,836	1,065,240
Keycon Power Holdings LLC*^		2,150	272,835

			1,338,075

Gas Utilities — 0.4%
Ferrellgas Partners LP (Class B Stock) (original cost $3,601,855; purchased 01/30/17 - 04/08/20)(f)		13,116	1,934,180

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.		44,042	1,156,103

Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp.		32,875	2,750,980

Wireless Telecommunication Services — 0.2%
Intelsat Emergence SA (Luxembourg)*		52,734	1,194,425

TOTAL COMMON STOCKS
(cost $5,925,173)			9,622,113

PREFERRED STOCKS — 0.6%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)		11,850	295,539

Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^		409	2,045

Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,850,000; purchased 03/29/21)^(f)		2,850	2,850,000

Media — 0.0%
Adelphia Communications Corp.^		700	1

TOTAL PREFERRED STOCKS
(cost $3,061,417)			3,147,585

	Units	Value

RIGHTS* — 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,521	$52,619
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,521	10,929

TOTAL RIGHTS
(cost $0)		63,548

TOTAL LONG-TERM INVESTMENTS
(cost $539,333,403)		475,072,173

	Shares
SHORT-TERM INVESTMENTS — 15.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	11,141,949	11,141,949
PGIM Institutional Money Market Fund (cost $67,132,723; includes $66,798,408 of cash collateral for securities on loan)(b)(wa)	67,215,913	67,168,861

TOTAL SHORT-TERM INVESTMENTS
(cost $78,274,672)		78,310,810

TOTAL INVESTMENTS—111.8%
(cost $617,608,075)		553,382,983
Liabilities in excess of other assets(z) — (11.8)%		(58,601,268)

NET ASSETS — 100.0%		$494,781,715

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,491,907 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,754,930; cash collateral of $66,798,408 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $30,589,113. The aggregate value of $16,782,136 is 3.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
88	2 Year U.S. Treasury Notes	Sep. 2023	$17,894,250	$(284,236)
338	5 Year U.S. Treasury Notes	Sep. 2023	36,197,688	(695,094)
75	10 Year U.S. Treasury Notes	Sep. 2023	8,419,922	(171,991)

				(1,151,321)

Short Positions:
1	20 Year U.S. Treasury Bonds	Sep. 2023	126,906	1,186
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	1,634,625	4,607

				5,793

				$(1,145,528)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	34,740	$(464,577)	$(530,350)	$(65,773)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	6,075	4.285%	$114,314	$178,958	$64,644

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/5.090%	BNP	09/20/23	(5,650)	$15,879	$—	$15,879
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/5.090%	GSI	09/20/23	(2,225)	12,550	—	12,550

					$28,429	$—	$28,429

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$28,429	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$879,000	$624,098

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$29,186,941	$—
Convertible Bond	—	55,332	—
Corporate Bonds	—	402,035,380	35,366
Floating Rate and Other Loans	—	13,643,567	954,522
Residential Mortgage-Backed Securities	—	46,214	—

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
U.S. Treasury Obligations	$—	$16,281,605	$—
Common Stocks	3,907,083	3,128,605	2,586,425
Preferred Stocks	295,539	—	2,852,046
Rights	—	—	63,548
Short-Term Investments
Affiliated Mutual Funds	78,310,810	—	—

Total	$82,513,432	$464,377,644	$6,491,907

Other Financial Instruments*
Assets
Futures Contracts	$5,793	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	64,644	—
OTC Total Return Swap Agreements.	—	28,429	—

Total	$5,793	$93,073	$—

Liabilities
Futures Contracts	$(1,151,321)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(65,773)	—

Total	$(1,151,321)	$(65,773)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Balance as of 12/31/22	$35,366	$1,271,537	$5,075,298	$2,852,046	$63,548
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(255,154)	114,750	131,310	—	—
Purchases/Exchanges/Issuances	—	834,999	—	—	—
Sales/Paydowns	—	—	—	—	—
Accrued discount/premium	255,154	4,773	—	—	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	(1,271,537)	(2,620,183)	—	—

Balance as of 06/30/23	$35,366	$954,522	$2,586,425	$2,852,046	$63,548

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(255,154)	$114,750	$131,310	$—	$—

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2023
Corporate Bonds	$6
Corporate Bonds	35,360
Common Stocks	272,835
Preferred Stocks	2,045
Preferred Stocks	1
Preferred Stocks	2,850,000
Rights	63,548

$3,223,795

Valuation Approach	Valuation Methodology	Unobservable Inputs
Market	Contingent Value	Contingent Value
Market	Transaction Based	Unadjusted Last Traded Price
Market	Enterprise Value	Discount Rate
Income	Discounted Cash Flow	Discount Rate
Market	Discounting	Discount Rate
Market	Transaction Based	Unadjusted Purchase Price
Market	Contingent Value	Contingent Value

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2023, the aggregate value of these securities and/or derivatives was $3,268,112. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (13.5% represents investments purchased with collateral from securities on loan)	15.8%
Media	7.1
Oil & Gas	6.7
Collateralized Loan Obligations	5.9
Retail	4.7
Electric	4.5
Commercial Services	4.4
Home Builders	4.2
Telecommunications	4.0
Healthcare-Services	3.8
U.S. Treasury Obligations	3.3
Pipelines	3.1
Chemicals	3.1
Entertainment	2.8
Aerospace & Defense	2.7
Diversified Financial Services	2.6
Foods	2.4
Leisure Time	2.3
Pharmaceuticals	2.0
Packaging & Containers	1.9
Real Estate Investment Trusts (REITs)	1.8
Mining	1.8
Auto Manufacturers	1.7
Building Materials	1.6
Real Estate	1.4
Lodging	1.4
Airlines	1.3
Software	1.2
Gas Utilities	1.0
Healthcare-Products	0.9
Auto Parts & Equipment	0.8
Computers	0.8
Housewares	0.7
Machinery-Diversified	0.7
Distribution/Wholesale	0.6
Oil, Gas & Consumable Fuels	0.6
Electrical Components & Equipment	0.5
Internet	0.5

Insurance	0.4%
Household Products/Wares	0.4
Gas	0.4
Iron/Steel	0.4
Advertising	0.4
Apparel	0.3
Environmental Control	0.3
Miscellaneous Manufacturing	0.3
Banks	0.3
Electric Utilities	0.3
Agriculture	0.3
Wireless Telecommunication Services	0.2
Independent Power & Renewable Electricity Producers	0.2
Electronics	0.2
Coal	0.2
Trucking & Leasing	0.1
Machinery-Construction & Mining	0.1
Engineering & Construction	0.1
Metal Fabricate/Hardware	0.1
Transportation	0.1
Holding Companies-Diversified	0.1
Capital Markets	0.0	*
Home Furnishings	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Construction Materials	0.0	*

	111.8
Liabilities in excess of other assets	(11.8)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$64,644	*	Due from/to broker-variation margin swaps	$65,773	*
Interest rate contracts	Due from/to broker-variation margin futures	5,793	*	Due from/to broker-variation margin futures	1,151,321	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	28,429		—	—

		$98,866			$1,217,094

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$426,299
Interest rate contracts	(126,596)	494,779

Total	$(126,596)	$921,078

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(407,226)
Interest rate contracts	(1,020,192)	28,429

Total	$(1,020,192)	$(378,797)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$67,819,415

Futures Contracts - Short Positions (1)	1,778,052

Credit Default Swap Agreements - Buy Protection (1)	15,960,000

Credit Default Swap Agreements - Sell Protection (1)	9,939,550

Total Return Swap Agreements (1)	10,150,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$65,754,930	$(65,754,930)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$15,879	$—	$15,879	$(15,879)	$—
GSI	12,550	—	12,550	—	12,550

	$28,429	$—	$28,429	$(15,879)	$12,550

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $65,754,930:
Unaffiliated investments (cost $539,333,403)	$475,072,173
Affiliated investments (cost $78,274,672)	78,310,810
Cash	31,570
Dividends and interest receivable	8,772,406
Receivable for investments sold	897,698
Deposit with broker for centrally cleared/exchange-traded derivatives	879,000
Receivable for Portfolio shares sold	324,427
Unrealized appreciation on OTC swap agreements	28,429
Tax reclaim receivable	305
Prepaid expenses and other assets	108,458

Total Assets	564,425,276

LIABILITIES
Payable to broker for collateral for securities on loan	66,798,408
Payable for investments purchased	2,034,589
Accrued expenses and other liabilities	526,246
Management fee payable	209,269
Payable for Portfolio shares purchased	62,464
Due to broker-variation margin futures	7,953
Distribution fee payable	2,161
Due to broker-variation margin swaps	1,124
Affiliated transfer agent fee payable	1,042
Payable to affiliate	305

Total Liabilities	69,643,561

NET ASSETS	$494,781,715

Net assets were comprised of:
Partners’ Equity	$494,781,715

Class I:
Net asset value and redemption price per share, $484,092,636 / 78,300,206 outstanding shares of beneficial interest	$6.18

Class III:
Net asset value and redemption price per share, $10,689,079 / 1,738,104 outstanding shares of beneficial interest	$6.15

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$17,389,594
Affiliated dividend income	400,293
Income from securities lending, net (including affiliated income of $125,753)	129,586
Unaffiliated dividend income	99,827

Total income	18,019,300

EXPENSES
Management fee	1,346,242
Distribution fee—Class III	12,486
Custodian and accounting fees	36,839
Shareholders’ reports	24,149
Audit fee	23,208
Professional Fees	12,209
Trustees’ fees	8,208
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,308
Miscellaneous	16,499

Total expenses	1,485,148
Less: Fee waivers and/or expense reimbursement	(77,465)

Net expenses	1,407,683

NET INVESTMENT INCOME (LOSS)	16,611,617

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,950)	(4,039,126)
Futures transactions	(126,596)
Swap agreements transactions	921,078

(3,244,644)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(22,771))	9,014,562
Futures	(1,020,192)
Swap agreements	(378,797)

7,615,573

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	4,370,929

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,982,546

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,611,617	$30,199,342
Net realized gain (loss) on investment transactions	(3,244,644)	(1,279,165)
Net change in unrealized appreciation (depreciation) on investments	7,615,573	(92,193,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,982,546	(63,273,419)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	16,870,866	21,791,340
Portfolio shares purchased	(28,043,630)	(41,725,529)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(11,172,764)	(19,934,189)

TOTAL INCREASE (DECREASE)	9,809,782	(83,207,608)
NET ASSETS:
Beginning of period	484,971,933	568,179,541

End of period	$494,781,715	$484,971,933

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$5.92		$6.67	$6.18	$5.77	$4.96	$5.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.36	0.33	0.35	0.34	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		(1.11)	0.16	0.06	0.47	(0.39)

Total from investment operations	0.26		(0.75)	0.49	0.41	0.81	(0.06)

Less Dividends and Distributions	—		—	—	—	—	(0.15)
Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$6.18		$5.92	$6.67	$6.18	$5.77	$4.96

Total Return(d)	4.39%		(11.24)%	7.93%	7.11%	16.33%	(1.26	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$484		$476	$562	$529	$522	$474
Average net assets (in millions)	$484		$502	$550	$497	$507	$499
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.60	%(g)	0.60%	0.59%	0.61%	0.62%	0.62%
Net investment income (loss)	6.79	%(g)	5.93%	5.11%	6.16%	6.28%	6.50%
Portfolio turnover rate(h)	12%		33%	48%	61%	58%	47%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$5.90		$6.66	$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.35	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		(1.11)	0.03

Total from investment operations	0.25		(0.76)	0.25

Net Asset Value, end of period	$6.15		$5.90	$6.66

Total Return(d)	4.24%		(11.41)%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$9	$6
Average net assets (in millions)	$10		$8	$2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.82%	0.80	%(j)
Expenses before waivers and/or expense reimbursement	0.85	%(g)	0.85%	0.82	%(j)
Net investment income (loss)	6.54	%(g)	5.76%	4.72	%(j)
Portfolio turnover rate(h)	12%		33%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS — 97.5%
Aerospace & Defense — 1.8%
Airbus SE (France)	287,397	$41,552,360
Raytheon Technologies Corp.	535,096	52,418,004

		93,970,364

Automobile Components — 1.0%
Aptiv PLC*	273,884	27,960,818
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	590,641	22,692,427

		50,653,245

Automobiles — 3.2%
General Motors Co.	1,012,882	39,056,730
Tesla, Inc.*	485,619	127,120,486

		166,177,216

Banks — 4.2%
Bank of America Corp.	1,994,432	57,220,254
JPMorgan Chase & Co.	594,235	86,425,539
PNC Financial Services Group, Inc. (The)	315,159	39,694,276
Truist Financial Corp.	1,101,595	33,433,408

		216,773,477

Beverages — 0.8%
PepsiCo, Inc.	237,543	43,997,715

Biotechnology — 1.6%
AbbVie, Inc.	361,414	48,693,308
Vertex Pharmaceuticals, Inc.*	90,858	31,973,839

		80,667,147

Broadline Retail — 4.8%
Amazon.com, Inc.*	1,290,800	168,268,688
MercadoLibre, Inc. (Brazil)*	67,721	80,222,297

		248,490,985

Building Products — 0.9%
Johnson Controls International PLC	692,301	47,173,390

Capital Markets — 2.3%
Blackstone, Inc.	277,198	25,771,098
Goldman Sachs Group, Inc. (The)	254,351	82,038,372
Moody’s Corp.	32,836	11,417,734

		119,227,204

Chemicals — 1.6%
Linde PLC	220,652	84,086,064

Communications Equipment — 0.7%
Cisco Systems, Inc.	666,645	34,492,212

Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	97,257	52,361,224
Walmart, Inc.	447,003	70,259,931

		122,621,155

Electric Utilities — 0.7%
PG&E Corp.*	2,065,464	35,691,218

Energy Equipment & Services — 0.9%
Schlumberger NV	954,539	46,886,956

	Shares	Value

COMMON STOCKS (continued)
Entertainment — 0.7%
Netflix, Inc.*	87,619	$38,595,293

Financial Services — 3.5%
Adyen NV (Netherlands), 144A*	17,681	30,617,618
Mastercard, Inc. (Class A Stock)	166,657	65,546,198
Visa, Inc. (Class A Stock)(a)	354,557	84,200,196

		180,364,012

Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	619,485	45,185,236

Ground Transportation — 1.8%
Uber Technologies, Inc.*	1,378,732	59,519,860
Union Pacific Corp.	175,006	35,809,728

		95,329,588

Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc.*	146,276	50,017,615

Health Care Providers & Services — 1.4%
Cigna Group (The)	99,400	27,891,640
UnitedHealth Group, Inc.	94,266	45,308,010

		73,199,650

Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. (Class A Stock)*	248,223	31,812,260
Chipotle Mexican Grill, Inc.*	5,310	11,358,090
Marriott International, Inc. (Class A Stock)	260,670	47,882,472
McDonald’s Corp.	207,445	61,903,662

		152,956,484

Household Products — 1.1%
Procter & Gamble Co. (The)	389,161	59,051,290

Industrial Conglomerates — 0.6%
General Electric Co.	263,180	28,910,323

Insurance — 3.0%
Chubb Ltd.	348,728	67,151,064
Marsh & McLennan Cos., Inc.	283,931	53,401,742
MetLife, Inc.	644,454	36,430,985

		156,983,791

Interactive Media & Services — 5.6%
Alphabet, Inc. (Class A Stock)*	817,715	97,880,486
Alphabet, Inc. (Class C Stock)*	560,327	67,782,757
Meta Platforms, Inc. (Class A Stock)*	438,144	125,738,565

		291,401,808

IT Services — 0.9%
MongoDB, Inc.*	26,738	10,989,050
Snowflake, Inc. (Class A Stock)*	198,111	34,863,574

		45,852,624

Machinery — 2.1%
Deere & Co.	64,184	26,006,715
Otis Worldwide Corp.	482,307	42,930,146
Parker-Hannifin Corp.	106,858	41,678,894

		110,615,755

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media — 0.3%
Trade Desk, Inc. (The) (Class A Stock)*	191,358	$14,776,665

Multi-Utilities — 1.5%
NiSource, Inc.	2,827,436	77,330,375

Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	1,275,289	132,132,693
Hess Corp.	367,566	49,970,598

		182,103,291

Personal Care Products — 0.7%
L’Oreal SA (France)	80,679	37,634,825

Pharmaceuticals — 8.3%
AstraZeneca PLC (United Kingdom), ADR	1,827,164	130,770,127
Bristol-Myers Squibb Co.	1,130,586	72,300,975
Eli Lilly & Co.	382,044	179,170,995
Novo Nordisk A/S (Denmark), ADR	296,311	47,952,009

		430,194,106

Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc.*	984,002	112,087,668
Broadcom, Inc.	114,395	99,229,655
Lam Research Corp.	42,860	27,552,979
Micron Technology, Inc.	182,033	11,488,103
NVIDIA Corp.	461,900	195,392,938
NXP Semiconductors NV (China)	175,066	35,832,509
QUALCOMM, Inc.	234,703	27,939,045

		509,522,897

Software — 10.0%
Adobe, Inc.*	173,626	84,901,377
Cadence Design Systems, Inc.*	172,952	40,560,703
Crowdstrike Holdings, Inc. (Class A Stock)*	119,063	17,486,783
Microsoft Corp.	837,822	285,311,904
Salesforce, Inc.*	436,276	92,167,668

		520,428,435

Specialized REITs — 0.5%
American Tower Corp	131,552	25,513,195

Specialty Retail — 1.4%
Home Depot, Inc. (The)	76,748	23,840,999
Lowe’s Cos., Inc.	121,017	27,313,537
Ulta Beauty, Inc.*	44,104	20,755,122

		71,909,658

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	1,466,971	284,548,365
Dell Technologies, Inc. (Class C Stock)	742,114	40,155,788

		324,704,153

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.*	119,020	45,049,070

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	70,661	$66,627,126
NIKE, Inc. (Class B Stock)	220,854	24,375,656

		136,051,852

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	97,416	13,531,082

TOTAL COMMON STOCKS (cost $2,793,276,817)		5,063,072,351

PREFERRED STOCK — 0.3%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	128,245	15,931,706

(cost $10,333,164)
TOTAL LONG-TERM INVESTMENTS (cost $2,803,609,981)		5,079,004,057

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	114,082,348	114,082,348
PGIM Institutional Money Market Fund (cost $92,549,331; includes $92,026,991 of cash collateral for securities on loan)(b)(wa)	92,781,853	92,716,905

TOTAL SHORT-TERM INVESTMENTS (cost $206,631,679)		206,799,253

TOTAL INVESTMENTS—101.8% (cost $3,010,241,660)		5,285,803,310
Liabilities in excess of other assets — (1.8)%		(91,208,136)

NET ASSETS — 100.0%		$5,194,595,174

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,937,054; cash collateral of $92,026,991 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$52,418,004	$41,552,360	$—
Automobile Components	50,653,245	—	—
Automobiles	166,177,216	—	—
Banks	216,773,477	—	—
Beverages	43,997,715	—	—
Biotechnology	80,667,147	—	—
Broadline Retail	248,490,985	—	—
Building Products	47,173,390	—	—
Capital Markets	119,227,204	—	—
Chemicals.	84,086,064	—	—
Communications Equipment	34,492,212	—	—
Consumer Staples Distribution & Retail	122,621,155	—	—
Electric Utilities	35,691,218	—	—
Energy Equipment & Services	46,886,956	—	—
Entertainment.	38,595,293	—	—
Financial Services	149,746,394	30,617,618	—
Food Products	45,185,236	—	—
Ground Transportation	95,329,588	—	—
Health Care Equipment & Supplies	50,017,615	—	—
Health Care Providers & Services	73,199,650	—	—
Hotels, Restaurants & Leisure	152,956,484	—	—
Household Products	59,051,290	—	—
Industrial Conglomerates	28,910,323	—	—
Insurance	156,983,791	—	—
Interactive Media & Services	291,401,808	—	—
IT Services	45,852,624	—	—
Machinery	110,615,755	—	—
Media	14,776,665	—	—
Multi-Utilities	77,330,375	—	—
Oil, Gas & Consumable Fuels	182,103,291	—	—
Personal Care Products	—	37,634,825	—
Pharmaceuticals	430,194,106	—	—
Semiconductors & Semiconductor Equipment	509,522,897	—	—
Software	520,428,435	—	—
Specialized REITs	25,513,195	—	—
Specialty Retail	71,909,658	—	—
Technology Hardware, Storage & Peripherals	324,704,153	—	—
Textiles, Apparel & Luxury Goods	69,424,726	66,627,126	—
Wireless Telecommunication Services	13,531,082	—	—
Preferred Stock
Automobiles	—	15,931,706	—
Short-Term Investments
Affiliated Mutual Funds	206,799,253	—	—

Total	$5,093,439,675	$192,363,635	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Software	10.0%
Semiconductors & Semiconductor Equipment	9.8
Pharmaceuticals	8.3
Technology Hardware, Storage & Peripherals	6.2
Interactive Media & Services	5.6
Broadline Retail	4.8
Banks	4.2
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	4.0
Automobiles	3.5
Oil, Gas & Consumable Fuels	3.5
Financial Services	3.5
Insurance	3.0
Hotels, Restaurants & Leisure	2.9
Textiles, Apparel & Luxury Goods	2.6
Consumer Staples Distribution & Retail	2.4
Capital Markets	2.3
Machinery	2.1
Ground Transportation	1.8
Aerospace & Defense	1.8
Chemicals	1.6
Biotechnology	1.6
Multi-Utilities	1.5

Health Care Providers & Services	1.4%
Specialty Retail	1.4
Household Products	1.1
Automobile Components	1.0
Health Care Equipment & Supplies	1.0
Building Products	0.9
Energy Equipment & Services	0.9
IT Services	0.9
Food Products	0.9
Beverages	0.8
Entertainment	0.7
Personal Care Products	0.7
Electric Utilities	0.7
Communications Equipment	0.7
Industrial Conglomerates	0.6
Specialized REITs	0.5
Media	0.3
Wireless Telecommunication Services	0.3

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$90,937,054	$(90,937,054)	$—

(1)   Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $90,937,054:
Unaffiliated investments (cost $2,803,609,981)	$5,079,004,057
Affiliated investments (cost $206,631,679)	206,799,253
Cash	44
Receivable for investments sold	13,250,734
Dividends receivable	2,545,320
Tax reclaim receivable	1,204,457
Receivable for Portfolio shares sold	16,432
Prepaid expenses and other assets	454,259

Total Assets	5,303,274,556

LIABILITIES
Payable to broker for collateral for securities on loan	92,026,991
Payable for investments purchased	10,880,142
Payable for Portfolio shares purchased	3,034,073
Management fee payable	1,883,328
Accrued expenses and other liabilities	599,638
Payable to affiliate	253,193
Affiliated transfer agent fee payable	1,042
Distribution fee payable	653
Administration fee payable	322

Total Liabilities	108,679,382

NET ASSETS	$5,194,595,174

Net assets were comprised of:
Partners’ Equity	$5,194,595,174

Class I:
Net asset value and redemption price per share, $5,191,278,974 / 58,943,981 outstanding shares of beneficial interest	$88.07

Class II:
Net asset value and redemption price per share, $1,919,638 / 22,490 outstanding shares of beneficial interest	$85.35

Class III:
Net asset value and redemption price per share, $1,396,562 / 15,944 outstanding shares of beneficial interest	$87.59

Net asset value per share may not recalculate due to rounding

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $494,766 foreign withholding tax)	$32,245,737
Affiliated dividend income	1,717,844
Income from securities lending, net (including affiliated income of $297,785)	349,598

Total income	34,313,179

EXPENSES
Management fee	10,682,232
Distribution fee—Class II	2,167
Distribution fee—Class III	1,402
Administration fee—Class II	1,300
Custodian and accounting fees	133,335
Trustees’ fees	42,280
Professional Fees	30,596
Shareholders’ reports	21,606
Audit fee	12,397
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,308
Miscellaneous	50,931

Total expenses	10,983,554

NET INVESTMENT INCOME (LOSS)	23,329,625

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,108))	85,251,862
Foreign currency transactions	(36,915)

85,214,947

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,772))	765,585,934
Foreign currencies	2,391

765,588,325

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	850,803,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$874,132,897

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,329,625	$47,777,255
Net realized gain (loss) on investment and foreign currency transactions	85,214,947	(13,169,110)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	765,588,325	(1,609,389,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	874,132,897	(1,574,781,344)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,010,492	3,644,403
Portfolio shares purchased	(176,929,827)	(325,685,209)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(164,919,335)	(322,040,806)

TOTAL INCREASE (DECREASE)	709,213,562	(1,896,822,150)
NET ASSETS:
Beginning of period	4,485,381,612	6,382,203,762

End of period	$5,194,595,174	$4,485,381,612

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$73.47		$98.09	$81.50	$63.18	$49.02		$51.52

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.76	0.40	0.53	0.66		0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.21		(25.38)	16.19	17.79	13.50		(3.07)

Total from investment operations	14.60		(24.62)	16.59	18.32	14.16		(2.54)

Capital Contributions	—		—	—	—	—	(b)(c)	0.04	(b)

Net Asset Value, end of period	$88.07		$73.47	$98.09	$81.50	$63.18		$49.02

Total Return(d)	19.87%		(25.10)%	20.36%	29.00%	28.89	%(e)	(4.85	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,191.3		$4,482.9	$6,379.2	$5,672.4	$4,711.0		$3,919.6
Average net assets (in millions)	$4,784.1		$5,044.7	$6,084.1	$4,776.8	$4,406.8		$4,497.1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.46%	0.47%	0.47%		0.47%
Expenses before waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.46%	0.47%	0.47%		0.47%
Net investment income (loss)	0.98	%(h)	0.95%	0.45%	0.80%	1.16%		0.98%
Portfolio turnover rate(i)	19%		22%	29%	62%	43%		37%

Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$71.35		$95.64	$79.78	$62.09	$48.37		$51.04

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.43	0.04	0.26	0.43		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.78		(24.72)	15.82	17.43	13.29		(3.03)

Total from investment operations	14.00		(24.29)	15.86	17.69	13.72		(2.71)

Capital Contributions.	—		—	—	—	—	(b)(c)	0.04	(b)

Net Asset Value, end of period	$85.35		$71.35	$95.64	$79.78	$62.09		$48.37

Total Return(d)	19.62%		(25.40)%	19.88%	28.49%	28.36	%(e)	(5.23	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9		$1.6	$2.3	$2.0	$1.7		$1.5
Average net assets (in millions)	$1.7		$1.8	$2.2	$1.7	$1.6		$1.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.86	%(h)	0.86%	0.86%	0.87%	0.87%		0.87%
Expenses before waivers and/or expense reimbursement	0.86	%(h)	0.86%	0.86%	0.87%	0.87%		0.87%
Net investment income (loss)	0.58	%(h)	0.55%	0.04%	0.40%	0.76%		0.59%
Portfolio turnover rate(i)	19%		22%	29%	62%	43%		37%

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$73.16		$97.92	$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.58	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.14		(25.34)	10.06

Total from investment operations	14.43		(24.76)	10.18

Net Asset Value, end of period	$87.59		$73.16	$97.92

Total Return(d)	19.72%		(25.29)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.4		$0.9	$0.6
Average net assets (in millions)	$1.1		$0.8	$0.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.71	%(h)	0.71%	0.70	%(k)
Expenses before waivers and/or expense reimbursement	0.71	%(h)	0.71%	0.70	%(k)
Net investment income (loss)	0.73	%(h)	0.74%	0.18	%(k)
Portfolio turnover rate(i)	19%		22%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)% and (5.31)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.7%
Aerospace & Defense — 2.7%
Airbus SE (France)	20,203	$2,920,985
Raytheon Technologies Corp.	19,917	1,951,069

		4,872,054

Automobile Components — 1.5%
Aptiv PLC*	14,913	1,522,468
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	29,387	1,129,049

		2,651,517

Automobiles — 3.4%
General Motors Co.	45,176	1,741,987
Tesla, Inc.*	17,256	4,517,103

		6,259,090

Banks — 4.4%
Bank of America Corp.	70,800	2,031,252
JPMorgan Chase & Co.	21,758	3,164,484
PNC Financial Services Group, Inc. (The)	12,471	1,570,722
Truist Financial Corp.	39,469	1,197,884

		7,964,342

Biotechnology — 1.9%
AbbVie, Inc.	14,976	2,017,717
Vertex Pharmaceuticals, Inc.*	3,910	1,375,968

		3,393,685

Broadline Retail — 5.1%
Amazon.com, Inc.*	46,693	6,086,899
MercadoLibre, Inc. (Brazil)*	2,656	3,146,298

		9,233,197

Building Products — 1.4%
Johnson Controls International PLC	38,070	2,594,090

Capital Markets — 2.0%
Blackstone, Inc.	12,429	1,155,524
Goldman Sachs Group, Inc. (The)	7,471	2,409,697

		3,565,221

Chemicals — 2.0%
Linde PLC	9,601	3,658,749

Consumer Staples Distribution & Retail — 4.4%
Costco Wholesale Corp.	5,532	2,978,318
Walmart, Inc.	32,267	5,071,727

		8,050,045

Electric Utilities — 0.8%
PG&E Corp.*	88,990	1,537,747

Energy Equipment & Services — 0.9%
Schlumberger NV	33,640	1,652,397

Entertainment — 1.0%
Netflix, Inc.*	4,069	1,792,354

Financial Services — 2.7%
Adyen NV (Netherlands), 144A*	544	942,027

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	10,050	$3,952,665

		4,894,692

Ground Transportation — 1.6%
Union Pacific Corp.	14,498	2,966,581

Health Care Equipment & Supplies — 1.1%
Dexcom, Inc.*	7,392	949,946
Intuitive Surgical, Inc.*	3,143	1,074,717

		2,024,663

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	5,121	2,461,357

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	10,891	1,395,791
McDonald’s Corp.	8,322	2,483,368

		3,879,159

Insurance — 3.3%
Chubb Ltd.	18,685	3,597,983
MetLife, Inc.	43,009	2,431,299

		6,029,282

Interactive Media & Services — 5.8%
Alphabet, Inc. (Class A Stock)*	27,001	3,232,019
Alphabet, Inc. (Class C Stock)*	15,606	1,887,858
Meta Platforms, Inc. (Class A Stock)*	19,104	5,482,466

		10,602,343

IT Services — 0.7%
Snowflake, Inc. (Class A Stock)*(a)	7,732	1,360,677

Machinery — 0.5%
Deere & Co.	2,259	915,324

Multi-Utilities — 1.8%
NiSource, Inc.	118,067	3,229,133

Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	45,093	4,672,086
Hess Corp.	12,999	1,767,214

		6,439,300

Personal Care Products — 1.2%
L’Oreal SA (France)	4,527	2,111,737

Pharmaceuticals — 10.0%
AstraZeneca PLC (United Kingdom), ADR	76,052	5,443,042
Bristol-Myers Squibb Co.	40,728	2,604,555
Eli Lilly & Co.	17,334	8,129,299
Novo Nordisk A/S (Denmark), ADR	12,920	2,090,844

		18,267,740

Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.*	45,338	5,164,452
ASML Holding NV (Netherlands)	4,202	3,045,399
Broadcom, Inc.	2,724	2,362,879
Lam Research Corp.	2,436	1,566,007
NVIDIA Corp.	21,305	9,012,441

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (China)	8,229	$1,684,312

		22,835,490

Software — 10.9%
Cadence Design Systems, Inc.*	9,596	2,250,454
Crowdstrike Holdings, Inc. (Class A Stock)*	3,961	581,752
Microsoft Corp.	40,457	13,777,227
Palo Alto Networks, Inc.*	4,723	1,206,774
Salesforce, Inc.*	9,587	2,025,349

		19,841,556

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	34,048	6,604,291

Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica, Inc.*	6,141	2,324,369
LVMH Moet Hennessy Louis Vuitton SE (France)	3,576	3,371,854
NIKE, Inc. (Class B Stock)	7,174	791,794

		6,488,017

TOTAL COMMON STOCKS (cost $123,220,119)		178,175,830

PREFERRED STOCK — 0.6%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	8,873	1,102,281

(cost $891,896)

TOTAL LONG-TERM INVESTMENTS (cost $124,112,015)		179,278,111

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	3,515,422	3,515,422

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $2,143,491; includes $2,130,490 of cash collateral for securities on loan)(b)(wa)	2,144,992	$2,143,491

TOTAL SHORT-TERM INVESTMENTS (cost $5,658,913)		5,658,913

TOTAL INVESTMENTS—101.4% (cost $129,770,928)		184,937,024
Liabilities in excess of other assets — (1.4)%		(2,593,066)

NET ASSETS — 100.0%		$182,343,958

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,110,200; cash collateral of $2,130,490 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,951,069	$2,920,985	$—
Automobile Components	2,651,517	—	—
Automobiles	6,259,090	—	—
Banks	7,964,342	—	—
Biotechnology	3,393,685	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Broadline Retail	$9,233,197	$—	$—
Building Products	2,594,090	—	—
Capital Markets	3,565,221	—	—
Chemicals	3,658,749	—	—
Consumer Staples Distribution & Retail	8,050,045	—	—
Electric Utilities	1,537,747	—	—
Energy Equipment & Services	1,652,397	—	—
Entertainment	1,792,354	—	—
Financial Services	3,952,665	942,027	—
Ground Transportation	2,966,581	—	—
Health Care Equipment & Supplies	2,024,663	—	—
Health Care Providers & Services	2,461,357	—	—
Hotels, Restaurants & Leisure	3,879,159	—	—
Insurance	6,029,282	—	—
Interactive Media & Services	10,602,343	—	—
IT Services	1,360,677	—	—
Machinery	915,324	—	—
Multi-Utilities	3,229,133	—	—
Oil, Gas & Consumable Fuels	6,439,300	—	—
Personal Care Products	—	2,111,737	—
Pharmaceuticals	18,267,740	—	—
Semiconductors & Semiconductor Equipment	22,835,490	—	—
Software	19,841,556	—	—
Technology Hardware, Storage & Peripherals	6,604,291	—	—
Textiles, Apparel & Luxury Goods	3,116,163	3,371,854	—
Preferred Stock
Automobiles	—	1,102,281	—
Short-Term Investments
Affiliated Mutual Funds	5,658,913	—	—

Total	$174,488,140	$10,448,884	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Semiconductors & Semiconductor Equipment	12.5%
Software	10.9
Pharmaceuticals	10.0
Interactive Media & Services	5.8
Broadline Retail	5.1
Consumer Staples Distribution & Retail	4.4
Banks	4.4
Automobiles	4.0
Technology Hardware, Storage & Peripherals	3.6
Textiles, Apparel & Luxury Goods	3.6
Oil, Gas & Consumable Fuels	3.5
Insurance	3.3
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	3.1
Financial Services	2.7
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.1
Chemicals	2.0
Capital Markets	2.0

Biotechnology	1.9%
Multi-Utilities	1.8
Ground Transportation	1.6
Automobile Components	1.5
Building Products	1.4
Health Care Providers & Services	1.3
Personal Care Products	1.2
Health Care Equipment & Supplies	1.1
Entertainment	1.0
Energy Equipment & Services	0.9
Electric Utilities	0.8
IT Services	0.7
Machinery	0.5

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$2,110,200	$(2,110,200)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $2,110,200:
Unaffiliated investments (cost $124,112,015)	$179,278,111
Affiliated investments (cost $5,658,913)	5,658,913
Dividends receivable	89,958
Tax reclaim receivable	63,217
Receivable for Portfolio shares sold	24,224
Prepaid expenses	333

Total Assets	185,114,756

LIABILITIES
Payable to broker for collateral for securities on loan	2,130,490
Payable for investments purchased	256,490
Payable for Portfolio shares purchased	147,394
Management fee payable	110,517
Accrued expenses and other liabilities	76,165
Distribution fee payable	20,271
Payable to affiliate	16,342
Administration fee payable	12,087
Affiliated transfer agent fee payable	1,042

Total Liabilities	2,770,798

NET ASSETS	$182,343,958

Net assets were comprised of:
Partners’ Equity	$182,343,958

Class I:
Net asset value and redemption price per share, $82,576,918 / 1,601,094 outstanding shares of beneficial interest	$51.58

Class II:
Net asset value and redemption price per share, $99,116,578 / 2,050,681 outstanding shares of beneficial interest	$48.33

Class III:
Net asset value and redemption price per share, $650,462 / 12,680 outstanding shares of beneficial interest	$51.30

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $30,249 foreign withholding tax)	$1,138,491
Affiliated dividend income	128,920
Income from securities lending, net (including affiliated income of $12,167)	14,121

Total income	1,281,532

EXPENSES
Management fee	629,162
Distribution fee—Class II	115,774
Distribution fee—Class III	644
Administration fee—Class II	69,465
Custodian and accounting fees	33,435
Shareholders’ reports	20,675
Audit fee	12,199
Professional Fees	11,205
Trustees’ fees	5,620
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	9,966

Total expenses	913,455

NET INVESTMENT INCOME (LOSS)	368,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,459))	2,457,059
Foreign currency transactions	868

2,457,927

Net change in unrealized appreciation (depreciation) on:
Investments	27,123,290
Foreign currencies	60

27,123,350

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	29,581,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,949,354

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$368,077	$597,168
Net realized gain (loss) on investment and foreign currency transactions	2,457,927	(10,141,041)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,123,350	(48,671,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,949,354	(58,214,980)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,440,633	10,266,806
Portfolio shares purchased	(10,437,644)	(20,364,529)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,997,011)	(10,097,723)

TOTAL INCREASE (DECREASE)	22,952,343	(68,312,703)
NET ASSETS:
Beginning of period	159,391,615	227,704,318

End of period	$182,343,958	$159,391,615

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020		2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.22		$58.22	$49.83	$38.06		$29.52	$31.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.26	0.02 (b)	0.16		0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.21		(15.26)	8.37	11.61		8.31	(1.95)

Total from investment operations	8.36		(15.00)	8.39	11.77		8.54	(1.69)

Capital Contributions	—		—	—	—		—	0.02	(d)

Net Asset Value, end of period	$51.58		$43.22	$58.22	$49.83		$38.06	$29.52

Total Return(e)	19.34%		(25.76)%	16.84%	30.92%		28.93%	(5.35	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.6		$70.1	$97.2	$86.7		$71.7	$59.0
Average net assets (in millions)	$75.2		$77.3	$93.3	$73.4		$66.3	$68.9
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.86%	0.84%	0.86%		0.87%	0.82%
Expenses before waivers and/or expense reimbursement	0.87	%(h)	0.86%	0.84%	0.86%		0.87%	0.84%
Net investment income (loss)	0.66	%(h)	0.56%	0.04%	0.39%		0.66%	0.80%
Portfolio turnover rate(i)	24%		44%	66%	82%		61%	42%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020		2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$40.59		$54.88	$47.17	$36.17		$28.17	$29.88

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.07	(0.19)	—	(c)	0.09	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.68		(14.36)	7.90	11.00		7.91	(1.86)

Total from investment operations	7.74		(14.29)	7.71	11.00		8.00	(1.73)

Capital Contributions	—		—	—	—		—	0.02	(d)

Net Asset Value, end of period	$48.33		$40.59	$54.88	$47.17		$36.17	$28.17

Total Return(e)	19.07%		(26.04)%	16.35%	30.41%		28.40%	(5.72	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$99.1		$88.9	$130.1	$130.8		$121.4	$118.6
Average net assets (in millions)	$93.4		$101.3	$131.9	$117.4		$118.1	$147.4
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.27	%(h)	1.26%	1.24%	1.26%		1.27%	1.22%
Expenses before waivers and/or expense reimbursement	1.27	%(h)	1.26%	1.24%	1.26%		1.27%	1.24%
Net investment income (loss)	0.26	%(h)	0.16%	(0.36)%	—	%(c)	0.26%	0.40%
Portfolio turnover rate(i)	24%		44%	66%	82%		61%	42%

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.04		$58.12	$54.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.16	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	8.17		(15.24)	4.04

Total from investment operations	8.26		(15.08)	3.93

Net Asset Value, end of period	$51.30		$43.04	$58.12

Total Return(e)	19.19%		(25.95)%	7.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.7		$0.4	$0.4
Average net assets (in millions)	$0.5		$0.4	$0.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.12	%(h)	1.12%	1.09	%(k)
Expenses before waivers and/or expense reimbursement	1.12	%(h)	1.12%	1.09	%(k)
Net investment income (loss)	0.41	%(h)	0.34%	(0.27	)%(k)
Portfolio turnover rate(i)	24%		44%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (5.41)% and (5.79)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM JENNISON GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 98.9%
Automobile Components — 0.3%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	193,390	$7,430,044

Automobiles — 4.7%
Tesla, Inc.*	519,302	135,937,685

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	87,488	30,787,902

Broadline Retail — 6.8%
Amazon.com, Inc.*	1,175,498	153,237,919
MercadoLibre, Inc. (Brazil)*	35,262	41,771,365

		195,009,284

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	65,875	21,247,322
Moody’s Corp.	36,718	12,767,583
S&P Global, Inc.	93,921	37,651,990

		71,666,895

Consumer Finance — 0.5%
American Express Co.	77,573	13,513,217

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	103,034	55,471,445

Energy Equipment & Services — 0.5%
Schlumberger NV	292,651	14,375,017

Entertainment — 1.8%
Netflix, Inc.*	93,612	41,235,150
ROBLOX Corp. (Class A Stock)*	288,823	11,639,567

		52,874,717

Financial Services — 6.6%
Adyen NV (Netherlands), 144A*	18,550	32,122,437
Mastercard, Inc. (Class A Stock)	185,284	72,872,197
Visa, Inc. (Class A Stock)(a)	363,616	86,351,528

		191,346,162

Ground Transportation — 2.0%
Uber Technologies, Inc.*	1,322,344	57,085,590

Health Care Equipment & Supplies — 2.2%
Dexcom, Inc.*	199,882	25,686,836
Intuitive Surgical, Inc.*	106,934	36,565,012

		62,251,848

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	88,246	42,414,557

Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc. (Class A Stock)*	224,376	28,756,028
Chipotle Mexican Grill, Inc.*	8,364	17,890,596
Marriott International, Inc. (Class A Stock)	143,450	26,350,331
McDonald’s Corp.	61,496	18,351,021

		91,347,976

Interactive Media & Services — 6.5%
Alphabet, Inc. (Class A Stock)*	481,979	57,692,886
Alphabet, Inc. (Class C Stock)*	479,694	58,028,583

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)*	253,562	$72,767,223

		188,488,692

IT Services — 2.2%
MongoDB, Inc.*	61,488	25,270,953
Snowflake, Inc. (Class A Stock)*	209,861	36,931,339

		62,202,292

Media — 0.5%
Trade Desk, Inc. (The) (Class A Stock)*	205,959	15,904,154

Personal Care Products — 1.1%
L’Oreal SA (France)	69,782	32,551,635

Pharmaceuticals — 6.3%
AstraZeneca PLC (United Kingdom), ADR	492,098	35,219,454
Eli Lilly & Co.	193,252	90,631,323
Novo Nordisk A/S (Denmark), ADR	353,069	57,137,156

		182,987,933

Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.*	769,373	87,639,279
ASML Holding NV (Netherlands)	60,141	43,587,190
Broadcom, Inc.	78,294	67,914,564
Micron Technology, Inc.	198,608	12,534,151
NVIDIA Corp.	562,617	237,998,243

		449,673,427

Software — 14.2%
Adobe, Inc.*	95,489	46,693,166
Cadence Design Systems, Inc.*	121,706	28,542,491
Crowdstrike Holdings, Inc. (Class A Stock)*	139,675	20,514,067
Microsoft Corp.	685,505	233,441,873
Salesforce, Inc.*	238,641	50,415,298
ServiceNow, Inc.*	55,286	31,069,073

		410,675,968

Specialized REITs — 1.0%
American Tower Corp.	144,880	28,098,027

Specialty Retail — 4.2%
Home Depot, Inc. (The)	115,992	36,031,755
O’Reilly Automotive, Inc.*	36,792	35,147,398
TJX Cos., Inc. (The)	348,136	29,518,451
Ulta Beauty, Inc.*	45,111	21,229,011

		121,926,615

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	990,369	192,101,875

Textiles, Apparel & Luxury Goods — 5.0%
Lululemon Athletica, Inc.*	129,398	48,977,143
LVMH Moet Hennessy Louis Vuitton SE (France)	73,343	69,156,017
NIKE, Inc. (Class B Stock)	237,190	26,178,660

		144,311,820

TOTAL COMMON STOCKS (cost $1,291,976,947)		2,850,434,777

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

PREFERRED STOCK — 0.6%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	141,832	$17,619,602

(cost $11,507,517)
TOTAL LONG-TERM INVESTMENTS (cost $1,303,484,464)		2,868,054,379

SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	9,811,074	9,811,074
PGIM Institutional Money Market Fund (cost $87,479,301; includes $86,850,070 of cash collateral for securities on loan)(b)(wa)	87,671,045	87,609,675

TOTAL SHORT-TERM INVESTMENTS (cost $97,290,375)		97,420,749

TOTAL INVESTMENTS—102.9% (cost $1,400,774,839)		2,965,475,128
Liabilities in excess of other assets — (2.9)%		(83,361,131)

NET ASSETS — 100.0%		$2,882,113,997

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,176,596; cash collateral of $86,850,070 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobile Components	$7,430,044	$—	$—
Automobiles	135,937,685	—	—
Biotechnology	30,787,902	—	—
Broadline Retail	195,009,284	—	—
Capital Markets	71,666,895	—	—
Consumer Finance	13,513,217	—	—
Consumer Staples Distribution & Retail	55,471,445	—	—
Energy Equipment & Services	14,375,017	—	—
Entertainment	52,874,717	—	—
Financial Services	159,223,725	32,122,437	—
Ground Transportation	57,085,590	—	—
Health Care Equipment & Supplies	62,251,848	—	—
Health Care Providers & Services	42,414,557	—	—
Hotels, Restaurants & Leisure	91,347,976	—	—
Interactive Media & Services	188,488,692	—	—
IT Services	62,202,292	—	—
Media	15,904,154	—	—
Personal Care Products	—	32,551,635	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$182,987,933	$—	$—
Semiconductors & Semiconductor Equipment	449,673,427	—	—
Software	410,675,968	—	—
Specialized REITs	28,098,027	—	—
Specialty Retail	121,926,615	—	—
Technology Hardware, Storage & Peripherals	192,101,875	—	—
Textiles, Apparel & Luxury Goods	75,155,803	69,156,017	—
Preferred Stock
Automobiles	—	17,619,602	—
Short-Term Investments
Affiliated Mutual Funds	97,420,749	—	—

Total	$2,814,025,437	$151,449,691	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Semiconductors & Semiconductor Equipment	15.6%
Software	14.2
Broadline Retail	6.8
Technology Hardware, Storage & Peripherals	6.7
Financial Services	6.6
Interactive Media & Services	6.5
Pharmaceuticals	6.3
Automobiles	5.3
Textiles, Apparel & Luxury Goods	5.0
Specialty Retail	4.2
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	3.4
Hotels, Restaurants & Leisure	3.2
Capital Markets	2.5
Health Care Equipment & Supplies	2.2
IT Services	2.2

Ground Transportation	2.0%
Consumer Staples Distribution & Retail	1.9
Entertainment	1.8
Health Care Providers & Services	1.5
Personal Care Products	1.1
Biotechnology	1.1
Specialized REITs	1.0
Media	0.5
Energy Equipment & Services	0.5
Consumer Finance	0.5
Automobile Components	0.3

102.9
Liabilities in excess of other assets	(2.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$86,176,596	$(86,176,596)	$—
(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $86,176,596:
Unaffiliated investments (cost $1,303,484,464)	$2,868,054,379
Affiliated investments (cost $97,290,375)	97,420,749
Receivable for investments sold	15,649,390
Receivable for Portfolio shares sold	621,189
Dividends receivable	522,081
Tax reclaim receivable	200,272
Prepaid expenses and other assets	54,868

Total Assets	2,982,522,928

LIABILITIES
Payable to broker for collateral for securities on loan	86,850,070
Payable for investments purchased	10,789,898
Management fee payable	1,385,510
Accrued expenses and other liabilities	683,126
Payable for Portfolio shares purchased	558,494
Payable to affiliate	121,470
Distribution fee payable	12,705
Administration fee payable	6,616
Affiliated transfer agent fee payable	1,042

Total Liabilities	100,408,931

NET ASSETS	$2,882,113,997

Net assets were comprised of:
Partners’ Equity	$2,882,113,997

Class I:
Net asset value and redemption price per share, $2,818,595,475 / 22,277,501 outstanding shares of beneficial interest	$126.52

Class II:
Net asset value and redemption price per share, $53,808,001 / 451,644 outstanding shares of beneficial interest.	$119.14

Class III:
Net asset value and redemption price per share, $9,710,521 / 77,173 outstanding shares of beneficial interest	$125.83

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $285,222 foreign withholding tax)	$8,435,728
Affiliated dividend income	274,953
Income from securities lending, net (including affiliated income of $128,105)	128,292

Total income	8,838,973

EXPENSES
Management fee	7,434,441
Distribution fee—Class II	60,140
Distribution fee—Class III	9,509
Administration fee—Class II	36,084
Custodian and accounting fees	77,743
Trustees’ fees	23,758
Shareholders’ reports	21,233
Professional Fees	17,832
Audit fee	11,901
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	30,391

Total expenses	7,728,342

NET INVESTMENT INCOME (LOSS)	1,110,631

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,625))	76,565,134
Foreign currency transactions	(6,780)

76,558,354

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,947))	712,241,353
Foreign currencies	(170)

712,241,183

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	788,799,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$789,910,168

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,110,631	$(566,592)
Net realized gain (loss) on investment and foreign currency transactions	76,558,354	8,027,528
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	712,241,183	(1,356,766,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	789,910,168	(1,349,305,465)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	20,552,592	43,664,186
Portfolio shares purchased	(88,338,170)	(187,156,630)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(67,785,578)	(143,492,444)

TOTAL INCREASE (DECREASE)	722,124,590	(1,492,797,909)
NET ASSETS:
Beginning of period	2,159,989,407	3,652,787,316

End of period	$2,882,113,997	$2,159,989,407

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$92.29		$147.90	$127.49	$81.62	$61.21		$61.69

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		(0.01)	(0.45)	(0.13)	0.09		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	34.18		(55.60)	20.86	46.00	20.32		(0.61)

Total from investment operations	34.23		(55.61)	20.41	45.87	20.41		(0.48)

Capital Contributions	—		—	—	—	—	(c)(d)	—	(c)(d)

Net Asset Value, end of period	$126.52		$92.29	$147.90	$127.49	$81.62		$61.21

Total Return(e)	37.09%		(37.60)%	16.01%	56.20%	33.34	%(f)	(0.78	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,819		$2,111	$3,566	$3,260	$2,242		$1,803
Average net assets (in millions)	$2,442		$2,537	$3,435	$2,606	$2,073		$2,052
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.62	%(h)	0.62%	0.61%	0.62%	0.62%		0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(h)	0.62%	0.61%	0.62%	0.62%		0.62%
Net investment income (loss)	0.10	%(h)	(0.01)%	(0.32)%	(0.13)%	0.13%		0.19%
Portfolio turnover rate(i)	19%		32%	40%	56%	41%		38%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$87.07		$140.11	$121.26	$77.94	$58.68		$59.38

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.15	)(b)	(0.43)	(0.95)	(0.49)	(0.19)		(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	32.22		(52.61)	19.80	43.81	19.45		(0.56)

Total from investment operations	32.07		(53.04)	18.85	43.32	19.26		(0.70)

Capital Contributions	—		—	—	—	—	(c)(d)	—	(c)(d)

Net Asset Value, end of period	$119.14		$87.07	$140.11	$121.26	$77.94		$58.68

Total Return(e)	36.82%		(37.85)%	15.55%	55.57%	32.82	%(f)	(1.18	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$54		$43	$82	$88	$66		$61
Average net assets (in millions)	$49		$55	$85	$72	$64		$70
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.02	%(h)	1.02%	1.01%	1.02%	1.02%		1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.02%	1.01%	1.02%	1.02%		1.02%
Net investment income (loss)	(0.30	)%(h)	(0.42)%	(0.72)%	(0.53)%	(0.27)%		(0.22)%
Portfolio turnover rate(i)	19%		32%	40%	56%	41%		38%

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$91.90		$147.64	$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.08	)(b)	(0.24)	(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	34.01		(55.50)	15.24

Total from investment operations	33.93		(55.74)	14.65

Net Asset Value, end of period	$125.83		$91.90	$147.64

Total Return(e)	36.92%		(37.75)%	11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$6	$5
Average net assets (in millions)	$8		$6	$2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.86%	0.86	%(k)
Expenses before waivers and/or expense reimbursement	0.87	%(h)	0.86%	0.86	%(k)
Net investment income (loss)	(0.15	)%(h)	(0.23)%	(0.58	)%(k)
Portfolio turnover rate(i)	19%		32%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM JENNISON VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS
Aerospace & Defense — 3.5%
Airbus SE (France)	150,482	$21,756,950
Raytheon Technologies Corp.	314,756	30,833,498

		52,590,448

Automobile Components — 1.1%
Aptiv PLC*	159,716	16,305,406

Automobiles — 1.5%
General Motors Co.	589,738	22,740,297

Banks — 8.3%
Bank of America Corp.	1,147,764	32,929,349
JPMorgan Chase & Co.	335,228	48,755,560
PNC Financial Services Group, Inc. (The)	182,140	22,940,533
Truist Financial Corp.	633,950	19,240,383

		123,865,825

Beverages — 1.7%
PepsiCo, Inc.	136,459	25,274,936

Biotechnology — 2.7%
AbbVie, Inc.	191,338	25,778,969
Amgen, Inc.	67,421	14,968,810

		40,747,779

Building Products — 1.4%
Johnson Controls International PLC	315,064	21,468,461

Capital Markets — 3.1%
Blackstone, Inc.	161,875	15,049,519
Goldman Sachs Group, Inc. (The)	95,400	30,770,316

		45,819,835

Chemicals — 3.8%
DuPont de Nemours, Inc.	244,121	17,440,004
Linde PLC	102,789	39,170,832

		56,610,836

Communications Equipment — 1.4%
Cisco Systems, Inc.	398,067	20,595,987

Consumer Staples Distribution & Retail — 2.5%
Walmart, Inc.	232,142	36,488,080

Electric Utilities — 1.0%
PG&E Corp.*	848,626	14,664,257

Energy Equipment & Services — 1.1%
Schlumberger NV	333,931	16,402,691

Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	288,178	21,019,703

Ground Transportation — 1.2%
Union Pacific Corp.	84,922	17,376,740

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	215,735	23,519,430
GE HealthCare Technologies, Inc.	180,843	14,691,685

		38,211,115

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 1.7%
Centene Corp.*	139,849	$9,432,815
Cigna Group (The)	57,982	16,269,749

		25,702,564

Hotels, Restaurants & Leisure — 3.3%
Marriott International, Inc. (Class A Stock)	70,103	12,877,220
McDonald’s Corp.	118,950	35,495,870

		48,373,090

Household Products — 1.8%
Procter & Gamble Co. (The)	176,642	26,803,657

Industrial Conglomerates — 0.9%
General Electric Co.	114,834	12,614,515

Insurance — 6.1%
Chubb Ltd.	199,745	38,462,897
Marsh & McLennan Cos., Inc.	109,819	20,654,757
MetLife, Inc.	379,386	21,446,691
RenaissanceRe Holdings Ltd. (Bermuda)	54,913	10,242,373

		90,806,718

Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	137,568	16,466,890
Meta Platforms, Inc. (Class A Stock)*	103,956	29,833,293

		46,300,183

Machinery — 4.9%
Deere & Co.	37,389	15,149,649
Fortive Corp.(a)	215,433	16,107,925
Otis Worldwide Corp.	280,972	25,009,318
Parker-Hannifin Corp.	41,866	16,329,415

		72,596,307

Multi-Utilities — 3.4%
CenterPoint Energy, Inc.	707,192	20,614,647
NiSource, Inc.	1,107,381	30,286,870

		50,901,517

Office REITs — 1.2%
Alexandria Real Estate Equities, Inc.(a)	158,800	18,022,212

Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	287,215	45,193,280
ConocoPhillips	222,834	23,087,831
Hess Corp.	187,257	25,457,589
Williams Cos., Inc. (The)	706,770	23,061,905

		116,800,605

Passenger Airlines — 1.3%
Delta Air Lines, Inc.*	418,723	19,906,091

Pharmaceuticals — 7.9%
AstraZeneca PLC (United Kingdom), ADR	447,575	32,032,943
Bristol-Myers Squibb Co.	650,275	41,585,086
Eli Lilly & Co.	91,855	43,078,158

		116,696,187

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.*	144,007	$16,403,837
Broadcom, Inc.	35,901	31,141,604
Lam Research Corp.	18,868	12,129,483
NXP Semiconductors NV (China)	76,565	15,671,324
QUALCOMM, Inc.	103,565	12,328,378

		87,674,626

Software — 3.7%
Microsoft Corp.	104,968	35,745,803
Salesforce, Inc.*	87,886	18,566,796

		54,312,599

Specialty Retail — 1.1%
Lowe’s Cos., Inc.(a)	70,103	15,822,247

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	155,144	30,093,281
Dell Technologies, Inc. (Class C Stock)	426,879	23,098,423

		53,191,704

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.*	56,071	7,788,262

TOTAL LONG-TERM INVESTMENTS (cost $935,934,963)		1,434,495,480

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	49,458,833	49,458,833
PGIM Institutional Money Market Fund (cost $19,800,632; includes $19,655,227 of cash collateral for securities on loan)(b)(wa)	19,816,487	19,802,616

TOTAL SHORT-TERM INVESTMENTS (cost $69,259,465)		69,261,449

TOTAL INVESTMENTS—101.3% (cost $1,005,194,428)		1,503,756,929
Liabilities in excess of other assets — (1.3)%		(18,915,222)

NET ASSETS — 100.0%		$1,484,841,707

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,340,235; cash collateral of $19,655,227 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$30,833,498	$21,756,950	$—
Automobile Components	16,305,406	—	—
Automobiles	22,740,297	—	—
Banks	123,865,825	—	—
Beverages	25,274,936	—	—
Biotechnology	40,747,779	—	—
Building Products	21,468,461	—	—
Capital Markets	45,819,835	—	—
Chemicals	56,610,836	—	—
Communications Equipment	20,595,987	—	—
Consumer Staples Distribution & Retail	36,488,080	—	—
Electric Utilities	14,664,257	—	—
Energy Equipment & Services	16,402,691	—	—
Food Products	21,019,703	—	—
Ground Transportation	17,376,740	—	—
Health Care Equipment & Supplies	38,211,115	—	—
Health Care Providers & Services	25,702,564	—	—
Hotels, Restaurants & Leisure	48,373,090	—	—
Household Products	26,803,657	—	—
Industrial Conglomerates	12,614,515	—	—
Insurance	90,806,718	—	—
Interactive Media & Services	46,300,183	—	—
Machinery	72,596,307	—	—
Multi-Utilities	50,901,517	—	—
Office REITs	18,022,212	—	—
Oil, Gas & Consumable Fuels	116,800,605	—	—
Passenger Airlines	19,906,091	—	—
Pharmaceuticals	116,696,187	—	—
Semiconductors & Semiconductor Equipment	87,674,626	—	—
Software	54,312,599	—	—
Specialty Retail	15,822,247	—	—
Technology Hardware, Storage & Peripherals.	53,191,704	—	—
Wireless Telecommunication Services	7,788,262	—	—
Short-Term Investments
Affiliated Mutual Funds	69,261,449	—	—

Total	$1,481,999,979	$21,756,950	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Banks	8.3%
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	7.9
Insurance	6.1
Semiconductors & Semiconductor Equipment	5.9
Machinery	4.9
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	4.7
Chemicals	3.8
Software	3.7
Technology Hardware, Storage & Peripherals	3.6
Aerospace & Defense	3.5
Multi-Utilities	3.4

Hotels, Restaurants & Leisure	3.3%
Interactive Media & Services	3.1
Capital Markets	3.1
Biotechnology	2.7
Health Care Equipment & Supplies	2.6
Consumer Staples Distribution & Retail	2.5
Household Products	1.8
Health Care Providers & Services	1.7
Beverages	1.7
Automobiles	1.5
Building Products	1.4
Food Products	1.4
Communications Equipment	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Passenger Airlines	1.3%
Office REITs	1.2
Ground Transportation	1.2
Energy Equipment & Services	1.1
Automobile Components	1.1
Specialty Retail	1.1
Electric Utilities	1.0

Industrial Conglomerates	0.9%
Wireless Telecommunication Services	0.5

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$19,340,235	$(19,340,235)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $19,340,235:
Unaffiliated investments (cost $935,934,963)	$1,434,495,480
Affiliated investments (cost $69,259,465)	69,261,449
Cash	49
Dividends receivable	950,541
Tax reclaim receivable	811,203
Receivable for Portfolio shares sold	116,718
Prepaid expenses and other assets	186,773

Total Assets	1,505,822,213

LIABILITIES
Payable to broker for collateral for securities on loan	19,655,227
Management fee payable.	478,351
Payable to affiliate	337,455
Payable for Portfolio shares purchased	289,075
Accrued expenses and other liabilities	215,782
Distribution fee payable	2,419
Administration fee payable.	1,155
Affiliated transfer agent fee payable	1,042

Total Liabilities	20,980,506

NET ASSETS	$1,484,841,707

Net assets were comprised of:
Partners’ Equity	$1,484,841,707

Class I:
Net asset value and redemption price per share, $1,472,769,781 / 31,606,526 outstanding shares of beneficial interest	$46.60

Class II:
Net asset value and redemption price per share, $9,557,818 / 212,400 outstanding shares of beneficial interest.	$45.00

Class III:
Net asset value and redemption price per share, $2,514,108 / 54,248 outstanding shares of beneficial interest.	$46.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $70,571 foreign withholding tax)	$15,458,561
Affiliated dividend income	893,344
Affiliated income from securities lending, net	36,388

Total income	16,388,293

EXPENSES
Management fee	2,856,404
Distribution fee—Class II	11,446
Distribution fee—Class III	2,971
Administration fee—Class II	6,868
Custodian and accounting fees	49,761
Shareholders’ reports	20,838
Trustees’ fees	15,822
Professional Fees	15,339
Audit fee	11,901
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	20,588

Total expenses	3,017,248

NET INVESTMENT INCOME (LOSS)	13,371,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,368)	57,741,406
Foreign currency transactions	744

57,742,150

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,587))	15,728,178

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	73,470,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,841,373

Net asset value per share may not recalculate due to rounding.

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,371,045	$24,976,929
Net realized gain (loss) on investment and foreign currency transactions	57,742,150	77,622,198
Net change in unrealized appreciation (depreciation) on investments	15,728,178	(232,639,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,841,373	(130,040,063)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	28,532,540	20,960,956
Portfolio shares purchased	(73,733,943)	(105,411,031)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(45,201,403)	(84,450,075)

TOTAL INCREASE (DECREASE)	41,639,970	(214,490,138)
NET ASSETS:
Beginning of period	1,443,201,737	1,657,691,875

End of period.	$1,484,841,707	$1,443,201,737

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.88		$47.64	$37.28	$35.99	$28.55		$31.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.41		0.74	0.61	0.66	0.67		0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31		(4.50)	9.75	0.63	6.77		(3.71)

Total from investment operations	2.72		(3.76)	10.36	1.29	7.44		(3.15)

Capital Contributions	—		—	—	—	—	(b)(c)	0.02	(b)

Net Asset Value, end of period	$46.60		$43.88	$47.64	$37.28	$35.99		$28.55

Total Return(d)	6.20%		(7.89)%	27.79%	3.58%	26.06	%(e)	(9.88	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,472.8		$1,431.5	$1,646.0	$1,371.2	$1,429.9		$1,226.4
Average net assets (in millions)	$1,428.4		$1,479.3	$1,543.8	$1,236.8	$1,354.1		$1,416.6
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.42	%(h)	0.42%	0.42%	0.43%	0.43%		0.43%
Expenses before waivers and/or expense reimbursement	0.42	%(h)	0.42%	0.42%	0.43%	0.43%		0.43%
Net investment income (loss)	1.88	%(h)	1.68%	1.40%	2.03%	2.04%		1.76%
Portfolio turnover rate(i)	18%		23%	17%	32%	25%		23%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.46		$46.28	$36.36	$35.25	$28.07		$31.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.55	0.42	0.51	0.53		0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23		(4.37)	9.50	0.60	6.65		(3.64)

Total from investment operations	2.54		(3.82)	9.92	1.11	7.18		(3.22)

Capital Contributions	—		—	—	—	—	(b)(c)	0.02	(b)

Net Asset Value, end of period	$45.00		$42.46	$46.28	$36.36	$35.25		$28.07

Total Return(d)	5.98%		(8.25)%	27.28%	3.15%	25.58	%(e)	(10.23	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.6		$9.2	$10.7	$9.0	$8.7		$6.1
Average net assets (in millions)	$9.2		$9.5	$10.1	$7.9	$7.4		$7.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.82	%(h)	0.82%	0.82%	0.83%	0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(h)	0.82%	0.82%	0.83%	0.83%		0.83%
Net investment income (loss)	1.48	%(h)	1.28%	1.00%	1.62%	1.63%		1.36%
Portfolio turnover rate(i)	18%		23%	17%	32%	25%		23%

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months
	Ended			April 26, 2021(j)
	June 30,		Year Ended December 31,	through December 31,
	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.70		$47.56	$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.62	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.29		(4.48)	4.50

Total from investment operations	2.65		(3.86)	4.79

Net Asset Value, end of period	$46.35		$43.70	$47.56

Total Return(d)	6.04%		(8.12)%	11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$2.6	$1.0
Average net assets (in millions)	$2.4		$1.7	$0.4
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.67	%(h)	0.67%	0.66	%(k)
Expenses before waivers and/or expense reimbursement	0.67	%(h)	0.67%	0.66	%(k)
Net investment income (loss)	1.62	%(h)	1.41%	0.92	%(k)
Portfolio turnover rate(i)	18%		23%	17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.94)% and (10.29)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.8%
ASSET-BACKED SECURITIES — 22.5%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$284,108
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	543,494
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,180,738
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	22	21,597
Series 2020-03A, Class D
1.730%	07/15/26	200	195,573
Series 2021-02A, Class C
0.980%	06/15/26	8	8,161
Series 2021-02A, Class D
1.400%	04/15/27	20	18,537
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	183,004
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,004,107
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	174,707
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	92,966
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	349,810
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	727	869,255
Series 2020-02, Class D, 144A
1.487%	02/25/28	135	132,667
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,368,357
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	757,299
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,284,721
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	408	400,509
Series 2022-C, Class E, 144A
11.366%	12/15/32	225	226,705
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	308	302,850
Series 2020-03, Class D
1.640%	11/16/26	1,392	1,356,525

			13,755,690

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligations — 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.517%(c)	01/15/37		2,200	$2,155,676
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
6.417%(c)	02/19/37		775	755,708

				2,911,384

Collateralized Loan Obligations — 19.7%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
5.777%(c)	07/15/35	EUR	5,500	5,898,724
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.320%(c)	07/19/34		10,000	10,003,556
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.947%(c)	04/15/32	EUR	10,000	10,679,302
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.586%(c)	07/15/30		4,352	4,361,037
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		3,500	3,443,643
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	01/20/32		4,500	4,451,008
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.443%(c)	01/25/35		9,000	8,774,874
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		3,000	2,962,056
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	6,500	6,854,571
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,498,944
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
4.073%(c)	11/15/31	EUR	10,000	10,715,301
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	01/15/30		3,955	3,919,814

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
6.253%(c)	04/24/31		1,500	$1,486,691
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.383%(c)	01/22/31		3,750	3,709,875
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
6.478%(c)	10/15/29		4,404	4,371,379
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		155	153,499
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	01/22/31		1,986	1,965,239
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		6,000	5,948,520
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.358%(c)	04/26/31		3,500	3,452,890
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		5,000	4,902,204
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.458%(c)	11/17/32	EUR	10,500	11,257,019
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		3,729	3,697,645
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.359%(c)	04/25/31		2,494	2,465,834
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		6,625	6,461,296
Series 2019-14A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
7.000%(c)	10/20/34		6,750	6,524,500
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
6.103%(c)	04/22/27		4,501	4,468,925
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32		2,000	1,981,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.381%(c)	04/21/31	9,635	$9,535,559
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31	6,000	5,913,911
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
6.340%(c)	07/20/32	5,000	4,947,665
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	985	978,943
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34	7,000	6,855,765
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.393%(c)	07/24/32	9,650	9,517,534
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35	10,800	10,798,531
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
6.280%(c)	04/20/31	3,958	3,910,621
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.424%(c)	05/07/31	4,955	4,896,899
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31	5,750	5,697,315
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.570%(c)	10/20/32	12,500	12,395,350
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31	3,500	3,449,186
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34	3,000	2,925,570
Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.999%(c)	10/29/34	4,000	3,874,386
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30	2,585	2,559,671

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.390%(c)	01/20/31		2,889	$2,869,736
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.466%(c)	07/15/34		8,750	8,745,172
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	07/15/34	EUR	8,000	8,615,185
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
6.927%(c)	04/15/35	EUR	4,500	4,879,466
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.362%(c)	07/18/31		300	295,974
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.299%(c)	04/25/31		3,000	2,971,912
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/31		2,750	2,720,016
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31		6,500	6,405,524
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		1,750	1,713,933

				267,883,502

Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	287,909
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	265,616
Lendmark Funding Trust,
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	84,456
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		115	114,262
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	480,757
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		165	164,399
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,338,405

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	$5,399,031
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		583	572,376
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,112,181

				9,819,392

Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.689%(c)	03/15/29	GBP	300	380,022
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.519%(c)	07/15/29	GBP	300	379,614
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.119%(c)	11/15/28	GBP	925	1,175,864

				1,935,500

Home Equity Loans — 0.0%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
8.075%(c)	10/25/31		151	142,305
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.350%(c)	08/25/35		48	45,873
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.170%(c)	10/25/33		68	66,907
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		444	441,350

				696,435

Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)
8.500%(c)	04/25/25		220	217,938
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24		2,150	2,065,486

				2,283,424

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.3%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34		403		$378,587
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	762		794,465
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
5.670%(c)	06/25/35		8		7,667
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.413%(c)	09/27/75	EUR	1,118		1,178,743
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.328%(c)	03/15/26^	EUR	1,657		1,552,808

					3,912,271

Student Loans — 0.3%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980		652,198
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		703		647,953
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		717		665,772
Series 2019-A, Class R, 144A
0.000%	10/25/48		1,253		210,894
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		29		26,104
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)
7.400%(c)	11/29/24		219		218,518
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)
7.400%(c)	11/29/24		1,066		1,064,777

					3,486,216

TOTAL ASSET-BACKED SECURITIES (cost $317,623,013)					306,683,814

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		9,151		8,386,949
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400		4,021,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	$844,157
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,333	1,212,459
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,324,989
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	767,163
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	855,948
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,009,253
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	425,563
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	346,733
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,199,141
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,069,737
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,247,217
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	786,732
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,090,876
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,027,965
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)
7.261%(c)	10/15/36	2,125	2,090,117
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.561%(c)	10/15/36	1,360	1,334,241
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
7.911%(c)	10/15/36	2,975	2,873,865
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)
7.391%(c)	11/15/38	3,350	3,223,936
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.847%(c)	01/15/39	5,000	4,774,269
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,143,749
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,177,957
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,679,109

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	$2,178,900
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	799,088
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)
7.959%(c)	11/15/37	1,327	1,300,357
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,106,224
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,254,583
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,510,672
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
7.343%(c)	05/15/36	2,594	2,538,599
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,049,085
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.500%)
7.943%(c)	05/15/35	2,990	2,858,152
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,003,317
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,467,972
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,264,636
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.866%(cc)	01/25/25	61,487	597,360
Series K053, Class X1, IO
1.011%(cc)	12/25/25	84,386	1,513,595
Series K055, Class X1, IO
1.475%(cc)	03/25/26	12,745	399,476
Series KG03, Class X1, IO
1.480%(cc)	06/25/30	29,191	2,120,232
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	2,696,242
Series 2017-GS06, Class A2
3.164%	05/10/50	3,239	2,970,731
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,319,581
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	299,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	$962,016
Series 2017-C05, Class A4
3.414%	03/15/50	1,423	1,320,259
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,257,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,267	1,159,043
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	2,350,000
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,510,110
Series 2017-HR02, Class A3
3.330%	12/15/50	5,452	4,925,499
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,022,166
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	486,398
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,092,108
Series 2023-01, Class XA, IO
1.088%(cc)	05/15/56	89,997	5,249,471
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	125,643
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,887	1,725,696
Series 2017-C07, Class A3
3.418%	12/15/50	5,200	4,789,937
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,039,825
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,681,940
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,775	1,749,081
Series 2016-C32, Class A3
3.294%	01/15/59	1,977	1,853,359
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,350,691
Series 2016-C35, Class A3
2.674%	07/15/48	4,067	3,722,046
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,251,114
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,030,847

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $177,873,953)			160,817,307

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $13,725; purchased 03/21/23 - 04/03/23)(f)
7.000%	07/17/23(oo)	93	$10,247

(cost $13,725)

CORPORATE BONDS — 33.4%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,220,072
3.400%	04/15/30	385	347,970
Boeing Co. (The),
Sr. Unsec’d. Notes
1.950%	02/01/24	20	19,536
2.196%	02/04/26	180	165,293
2.750%	02/01/26	90	83,839
2.850%	10/30/24	30	28,853
2.950%	02/01/30	30	26,102
3.900%	05/01/49	50	38,278
3.950%	08/01/59	1,450	1,070,992
5.930%	05/01/60	2,048	2,027,346
6.875%	03/15/39	20	21,958
7.950%	08/15/24	50	51,081
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	571	570,286
7.500%	02/01/29	200	197,000
7.875%	04/15/27(a)	2,575	2,562,125
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	18,072
3.250%	04/01/25	10	9,678
3.500%	04/01/27	30	28,660
4.250%	04/01/40	5	4,602
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	34,632
4.400%	06/15/28	37	35,571
4.400%	06/15/28	15	14,479
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	7,079
4.500%	05/15/36	30	28,957
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	28,841
3.250%	01/15/28	40	37,409
5.250%	05/01/50	10	10,185
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,755

			9,693,651

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	32,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
3.400%	02/04/41	50	$34,971
3.700%	02/04/51	100	67,084
3.875%	09/16/46	10	7,021
4.000%	02/04/61	5	3,447
4.400%	02/14/26	43	42,103
4.800%	02/14/29	11	10,697
5.950%	02/14/49	30	28,363
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,345,879
2.726%	03/25/31	10	7,963
3.462%	09/06/29	10	8,690
3.557%	08/15/27	1,600	1,466,968
4.540%	08/15/47	20	14,758
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	150	144,071
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	35,884
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	24,821
5.000%	11/17/25	10	9,953
5.125%	02/15/30	6,085	6,018,374
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	19,443

			9,322,899

Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	46,348
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,336	1,237,530
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	37	32,386
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	10	8,995
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	14,671
4.750%	10/20/28	75	72,604
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	24	24,060
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,329,954
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	41	37,790

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	52	$43,581
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	93	92,753
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	17	16,345
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	783,850
4.625%	04/15/29	195	177,694

			5,918,561

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	600	560,124
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	537,483

			1,097,607

Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	38,567
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	7,853
4.346%	12/08/26	20	19,364
4.750%	01/15/43	1,125	863,699
5.291%	12/08/46	290	238,146
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	235,424
6.950%	03/06/26	400	402,027
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,522
5.000%	04/01/35	1,365	1,237,828
5.150%	04/01/38	1,000	892,296
5.200%	04/01/45	1,560	1,330,163
6.125%	10/01/25	40	40,261
6.600%	04/01/36	285	293,148
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	70	67,907
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,416
Sr. Unsec’d. Notes
2.350%	01/08/31	20	15,699
2.400%	04/10/28	1,065	918,396
2.700%	08/20/27	38	33,654
2.700%	06/10/31	25	19,931
3.100%	01/12/32	20	16,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.100%	01/17/24	45	$44,788
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	28,225
1.800%	10/15/25	40	36,493
2.375%	10/15/27	15	13,129
2.650%	02/10/25	15	14,217
3.400%	06/20/24	40	39,001
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	60	58,404
1.800%	01/10/28	15	12,649
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	136,111
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	86,509
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	45,816
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	21,607
1.900%	04/06/28	50	43,940
2.150%	02/13/30	10	8,573
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
5.340%(c)	01/11/24	100	99,965

			7,380,905

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	645	611,823
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	15,109
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	58,917
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	430,720
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	333,800

			1,450,369

Banks — 8.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	600	536,174
Sub. Notes
2.749%	12/03/30	1,000	780,249
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	1,360	1,346,400

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	$1,604,729
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	40,154
2.299%(ff)	07/21/32	20	15,988
2.572%(ff)	10/20/32	10	8,139
2.687%(ff)	04/22/32	2,565	2,125,087
3.419%(ff)	12/20/28	10	9,194
5.288%(ff)	04/25/34	2,295	2,273,955
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	689,378
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	39,803
1.922%(ff)	10/24/31	20	15,839
2.496%(ff)	02/13/31	92	76,999
2.676%(ff)	06/19/41	20	14,049
3.093%(ff)	10/01/25	50	48,122
3.824%(ff)	01/20/28	3,410	3,228,869
3.974%(ff)	02/07/30	685	634,988
4.078%(ff)	04/23/40	2,340	2,006,636
4.271%(ff)	07/23/29	945	896,260
4.330%(ff)	03/15/50	20	17,193
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,156,959
Sub. Notes
2.482%(ff)	09/21/36	10	7,637
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,091,635
4.450%	03/03/26	1,735	1,687,986
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	87,191
4.183%	11/25/27	50	47,516
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	13,299
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	670,961
3.932%(ff)	05/07/25	480	469,076
5.829%(ff)	05/09/27	3,840	3,788,009
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	448,137
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	710	629,022
1.904%(ff)	09/30/28	2,200	1,866,298
2.871%(ff)	04/19/32	1,815	1,483,655
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	270,681
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,072,693
4.875%	04/01/26(a)	380	362,477
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	600	592,215

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		1,880	$1,575,591
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	1,243,243
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	763,881
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	20,053
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	8,060
2.561%(ff)	05/01/32		875	714,432
2.572%(ff)	06/03/31		70	58,374
2.666%(ff)	01/29/31		1,225	1,036,244
2.976%(ff)	11/05/30		20	17,367
3.200%	10/21/26		3,255	3,047,223
3.668%(ff)	07/24/28		30	28,085
3.785%(ff)	03/17/33		1,160	1,024,451
3.887%(ff)	01/10/28		1,725	1,633,844
4.075%(ff)	04/23/29		40	37,679
Sub. Notes
4.300%	11/20/26		110	105,371
4.450%	09/29/27		2,735	2,611,695
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	85,971
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	154,758
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,762,516
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	257,466
4.250%	03/13/26(a)		1,150	1,088,098
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	736,864
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	44,440
1.992%(ff)	01/27/32		20	15,740
2.383%(ff)	07/21/32		1,480	1,183,783
2.600%	02/07/30		35	29,912
2.615%(ff)	04/22/32		4,715	3,865,178
2.650%(ff)	10/21/32		10	8,146
2.908%(ff)	07/21/42		25	17,634
3.272%(ff)	09/29/25		4,063	3,926,767
3.436%(ff)	02/24/43		35	26,584
3.500%	01/23/25		20	19,312
3.691%(ff)	06/05/28		50	46,996
3.750%	02/25/26		125	119,989
3.814%(ff)	04/23/29		1,080	1,003,601
3.850%	01/26/27		1,765	1,680,495
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
7.023%(c)	10/28/27		21	21,321
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26		85	75,918

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
5.150%	05/22/45	20	$18,634
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	996,882
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,810,712
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,225,395
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,644,505
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25	20	19,299
1.045%(ff)	11/19/26	20	17,920
1.578%(ff)	04/22/27	785	705,138
1.953%(ff)	02/04/32	130	103,607
2.301%(ff)	10/15/25	5	4,766
2.525%(ff)	11/19/41	2,330	1,602,295
2.545%(ff)	11/08/32	1,135	928,875
2.580%(ff)	04/22/32	1,775	1,473,841
2.947%(ff)	02/24/28	905	830,870
2.950%	10/01/26	1,285	1,206,086
3.782%(ff)	02/01/28	1,235	1,177,026
3.897%(ff)	01/23/49	10	8,081
3.960%(ff)	01/29/27	930	895,189
3.964%(ff)	11/15/48	985	805,787
4.005%(ff)	04/23/29	1,200	1,131,333
4.203%(ff)	07/23/29	50	47,528
4.323%(ff)	04/26/28	695	670,935
4.452%(ff)	12/05/29	17	16,310
Sub. Notes
2.956%(ff)	05/13/31	155	132,632
4.125%	12/15/26	40	38,532
4.250%	10/01/27	420	406,770
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24	45	44,267
5.406%(ff)	04/19/34	2,890	2,857,128
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	10	7,590
5.250%(ff)	04/21/34	2,230	2,200,930
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,291
2.239%(ff)	07/21/32	4,303	3,420,276
2.699%(ff)	01/22/31	35	29,794
3.772%(ff)	01/24/29	2,010	1,877,538
4.431%(ff)	01/23/30	1,340	1,276,153
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	787,475
1.928%(ff)	04/28/32	193	150,594
2.511%(ff)	10/20/32	1,590	1,282,875
2.943%(ff)	01/21/33	1,470	1,221,784
3.125%	07/27/26	2,725	2,553,435
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.519%(c)	01/25/24	20	19,981

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
2.484%(ff)	09/16/36	20	$15,138
Sub. Notes, GMTN
4.350%	09/08/26	756	730,183
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,006
5.582%(ff)	06/12/29	2,390	2,379,313
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,210	1,947,184
2.889%(ff)	06/09/32	250	195,319
3.337%(ff)	01/21/33	1,330	1,059,949
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	23,514
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	46,383
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
6.125%(c)	07/19/23	20	20,005
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.038%(c)	09/30/24	2,429	2,291,335
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	635	635,558
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	22,116
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	20,270
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,361,181
6.537%(ff)	08/12/33	870	890,475
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	617,529
3.127%(ff)	06/03/32	1,225	971,922
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	1,973,732
5.389%(ff)	04/24/34	1,270	1,262,224
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	53,508
2.572%(ff)	02/11/31	3,525	2,987,252
5.013%(ff)	04/04/51	20	18,571
Sub. Notes, MTN
4.100%	06/03/26	20	19,196

			120,474,656

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,185

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
4.900%	02/01/46	4,638	$4,428,420
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	27,924
4.600%	04/15/48	8	7,428
4.750%	01/23/29	118	117,258
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,012
1.650%	06/01/30	10	8,336
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	60,771

			4,688,334

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	7,948
2.250%	08/19/23	30	29,874
2.770%	09/01/53	19	11,855
3.150%	02/21/40	20	15,299
5.150%	11/15/41	16	15,473
5.600%	03/02/43	4,450	4,460,436
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	72,772
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,773
2.950%	03/01/27	7	6,573
4.750%	03/01/46	10	9,422

			4,636,425

Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	5	4,733
2.493%	02/15/27	5	4,561
2.722%	02/15/30	45	38,782
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	485	472,883
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	16,168
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	15	12,251
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	475	451,393
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	37,186
4.300%	07/15/47	20	16,417

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	$1,206,092
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	13,556

				2,274,022

Chemicals — 0.7%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,473,015
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43		1,400	1,397,394
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	584,266
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	3,723
6.900%	05/15/53		25	28,328
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	31,665
3.375%	10/01/40		60	44,315
4.200%	10/15/49		5	3,828
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	145,445
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,120,962
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	777,362
5.250%	01/15/45		305	281,736
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	407,359
5.875%	03/27/24		375	369,019
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	16,809
3.125%	06/01/24		14	13,670
3.450%	08/01/25		449	431,174
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		194	193,676
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,289,379

				9,613,125

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		600	$569,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,088,750
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	806,790
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	41,937
6.700%	06/01/34		920	1,013,742
7.000%	10/15/37		770	878,665
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		230	215,599
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	128,874
2.650%	02/15/25		40	37,955
3.200%	08/15/29		30	26,078
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	2,640	2,392,178
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	58,531
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	42,397
3.875%	02/15/31		392	339,748
4.875%	01/15/28(a)		1,325	1,260,626
5.250%	01/15/30		525	501,207

				9,402,262

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26		40	36,066
1.200%	02/08/28		100	86,570
1.400%	08/05/28		29	25,035
1.650%	02/08/31		55	45,594
2.375%	02/08/41		40	29,508
2.650%	05/11/50		15	10,445
2.650%	02/08/51		15	10,358
2.700%	08/05/51		5	3,481
2.800%	02/08/61		100	67,553
2.950%	09/11/49		25	18,606
3.350%	02/09/27		70	67,162
3.850%	08/04/46		15	13,181
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24		90	86,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	100	$89,757
NCR Corp.,
Gtd. Notes, 144A
6.125%	09/01/29	675	675,761
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	38,716
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	38,202

			1,342,438

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,346,475

Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	75,375

			1,421,850

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	129,904
3.400%	10/29/33	150	119,718
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	56	49,767
3.375%	07/01/25	15	14,185
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	18,832
2.875%	01/15/26	15	13,889
4.250%	02/01/24	10	9,889
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	25	24,060
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	8,294
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	23	19,398
2.875%	02/15/25	10	9,305
3.950%	07/01/24	10	9,705
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	25,309
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	999,227
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	48,900

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	$4,605
Sub. Notes
2.359%(ff)	07/29/32	45	31,820
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	14,655
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	28,398
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	14,565
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	95,479
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	563,413
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	12,475
3.300%	03/26/27	10	9,553
3.850%	03/26/50	20	17,252
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	60,865
5.500%	08/15/28	805	705,661
6.000%	01/15/27	275	255,866
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	405,610
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	470,196
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	404,444
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	8,845
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	34,843
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,899
2.050%	04/15/30	10	8,576
4.300%	12/14/45	20	18,565

			4,673,967

Electric — 2.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	79,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	$31,259
2.450%	01/15/31	15	12,134
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	42,510
3.950%	07/15/30	5	4,490
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	36,275
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	42,999
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,277
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	19,545
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	20,675
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	9,144
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,163
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,180
4.250%	10/15/50	20	16,176
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	509,147
5.000%	02/01/31	750	620,394
5.125%	03/15/28	1,700	1,523,267
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	31,350
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	18,723
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,187,518
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,707
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	12,646
4.300%	12/01/56	235	190,832
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,044

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	3	$1,718
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,838,341
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,831
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,486
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	8,951
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,566
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,557
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	38,244
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,199
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	40,698
2.500%	12/01/29	75	64,832
3.850%	11/15/42	25	20,321
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,385
5.400%	04/01/53	3,500	3,535,519
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	24,908
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	41,354
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	8,753
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	20	17,311
Sr. Unsec’d. Notes
3.550%	11/15/24	85	82,218
4.950%	04/15/25	5	4,909
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,347,120
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	18,936
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	8,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
2.400%	06/15/31	48	$38,880
2.800%	06/15/30	10	8,478
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	96,461
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	18,558
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	382,867
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	36,827
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	17,752
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,763
3.950%	06/15/25	35	33,879
4.050%	04/15/30	25	23,433
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47	4	3,591
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,676,980
5.450%	07/15/44	280	258,803
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,455
3.150%	10/01/49	36	26,288
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	82,139
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,225,138
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,312
3.600%	04/01/29	50	45,702
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	631,183
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	49,470
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,560,762
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,498
3.650%	04/15/29	20	18,593
3.650%	08/01/48	20	15,394

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		1,050	$937,204
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		15	12,860
2.250%	06/01/30		20	16,629
2.440%	01/15/32		11	8,928
3.000%	01/15/52		58	38,258
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		10	8,332
2.600%	06/01/51		5	3,205
3.600%	09/15/47		10	7,855
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	78,230
3.875%	02/15/32		475	367,198
5.250%	06/15/29		225	200,936
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	211,982
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	255,374
2.450%	12/02/27		1,245	1,048,044
3.750%	06/15/24		50	48,320
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	21,450
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	3,950
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,322
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28		40	37,790
3.800%	06/01/49		6	4,845
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	8,577
3.450%	07/01/25		13	12,300
3.750%	08/15/42		50	34,521
3.850%	11/15/23		40	39,678
4.000%	12/01/46		15	10,060
4.450%	04/15/42		5	3,753
4.550%	07/01/30		1,748	1,581,976
4.750%	02/15/44		75	58,192
4.950%	07/01/50		2,645	2,081,225
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	267,080
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	16,525
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	265,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	20	$14,191
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	98,506
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	3,535
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	26,576
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	27,413
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	41,634
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	16,692
5.350%	05/15/35	40	39,615
First Mortgage, Series WWW
2.950%	08/15/51	5	3,396
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,016
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	35	32,262
4.000%	02/01/48	5	3,889
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	18,637
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	135	130,365
2.250%	06/01/30	35	29,270
2.850%	08/01/29	40	35,104
3.650%	02/01/50	25	18,700
First Mortgage, Series 20A
2.950%	02/01/51	5	3,273
First Mortgage, Series A
4.200%	03/01/29	20	19,015
First Mortgage, Series G
2.500%	06/01/31	10	8,321
First Mortgage, Series H
3.650%	06/01/51	5	3,716
First Ref. Mortgage
5.500%	03/15/40	10	9,823
First Ref. Mortgage, Series C
4.125%	03/01/48	50	40,655
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	23,023
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,700

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	$8,727
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		100	96,176
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,173,841
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	12,899
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		625	545,752
8.000%(ff)	10/15/26(oo)		2,075	1,941,908
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	422,000
5.625%	02/15/27		600	575,176
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		130	125,557
3.700%	01/30/27		2,000	1,832,486

				37,029,898

Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		575	581,752
7.250%	06/15/28(a)		550	561,142

				1,142,894

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	36,807
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	972,500
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.250%	08/09/24		30	28,307
Sr. Unsec’d. Notes, Sr. Unsec’d. Notes
2.650%	08/09/31		25	19,199

				1,056,813

Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,460,134
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	305,304
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	188,940
4.250%	10/31/26		605	581,212

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
5.500%	10/31/46		415	$358,282
5.500%	07/31/47		2,145	1,848,132

				5,742,004

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		166	119,273
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		860	856,185
7.000%	02/15/30		400	401,947
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	877,794
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		800	751,810
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		1,065	893,457
5.141%	03/15/52		1,490	1,215,022

				5,115,488

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	8,999
2.500%	08/15/24		30	28,948
3.950%	05/15/28		20	19,222
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	32,156

				89,325

Foods — 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28		375	375,591
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		475	412,464
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	3,288,661
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,502,472
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	43,766
4.800%	03/15/48		55	49,775
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31		5	4,099

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	$8,280
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		465	396,218
4.625%	10/01/39		645	583,773
5.200%	07/15/45		920	872,736
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	400	393,700
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	373,374
4.125%	04/01/54		415	348,050
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	23,590
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		10	7,837

				8,684,386

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	35,390
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32		10	7,969

				43,359

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,038,077
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	43,348
2.625%	09/15/29		15	13,208
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,021
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	68,452
1.700%	02/15/31		120	94,016
3.600%	05/01/30		36	32,430
4.800%	02/15/44		300	272,820
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	17,604
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	35,213

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	$867,252

				2,490,441

Healthcare-Products — 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	282,675
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		225	195,304
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	393,138
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	518,627
3.650%	03/07/28		30	28,529
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	457,252
1.875%	10/01/49	EUR	425	297,139

				2,172,664

Healthcare-Services — 1.0%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	15,028
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		3	2,341
6.750%	12/15/37		1,900	2,098,407
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,569
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,618
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,762
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	7,966
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,786
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	31,804
2.782%	10/01/30		5	4,208
3.910%	10/01/50		5	3,866
4.187%	10/01/49		30	24,526
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	20,883

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	$14,264
4.650%	01/15/43	385	351,509
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	940	931,923
7.500%	11/06/33	500	547,366
Gtd. Notes, MTN
7.750%	07/15/36	500	560,315
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	7,012
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	21,962
3.600%	02/01/25	675	653,071
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,592
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	22,362
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,847
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	7,520
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,690
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,005
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	7,850
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	42,106
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	43,984
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	4,961
3.361%	08/15/50	4	2,875
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	175	168,438
Sr. Sec’d. Notes
4.250%	06/01/29	125	112,927
4.375%	01/15/30	50	45,117
4.625%	06/15/28	435	406,469
4.875%	01/01/26	300	292,266
5.125%	11/01/27	375	358,020
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	975	980,530

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48		30	$23,002
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		20	13,993
3.050%	05/15/41		895	690,058
3.250%	05/15/51		5	3,721
3.500%	08/15/39		25	20,959
3.950%	10/15/42		220	188,828
4.450%	12/15/48		10	9,114
5.200%	04/15/63		5,170	5,157,229
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30		25	20,408

				14,006,057

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24		45	43,099
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	860,906
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	41,809

				945,814

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		92	88,740

Insurance — 0.5%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)		200	165,250
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		3	2,681
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	14,193
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	22,467
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	853,748
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	750,391
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	422,492
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	303,549

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	$4,158
2.375%	12/15/31	15	12,274
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	19,055
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	127,966
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	13,016
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,451,296
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,902
4.270%	05/15/47	2,310	1,913,073
6.850%	12/16/39	196	218,786
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,762

			6,313,059

Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,177
1.900%	08/15/40	15	10,324
2.050%	08/15/50	5	3,122
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	89,921
1.200%	06/03/27	20	17,557
2.100%	05/12/31	30	25,218
2.500%	06/03/50	25	16,601
2.700%	06/03/60	5	3,211
3.100%	05/12/51	25	18,629
3.150%	08/22/27	45	42,345
3.250%	05/12/61	10	7,242
3.875%	08/22/37	50	45,659
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	21,710
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30	35	30,446
Gtd. Notes, 144A
6.250%	05/01/25	3	3,010
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,590
5.750%	03/01/24	5	4,995

			373,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies — 0.0%
Blackstone Private Credit Fund,
Sr. Unsec’d. Notes
3.250%	03/15/27	20	$17,279

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	48,800
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,676
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,675
3.250%	01/15/31	20	17,367
3.250%	10/15/50	5	3,317
3.450%	04/15/30	5	4,449

			83,284

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	300	275,250
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	375	350,625
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	126,693
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	275	251,625

			1,004,193

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	37,584
3.200%	08/08/24	105	101,829
3.500%	08/18/26	30	27,935
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	29,500
3.750%	10/01/25	5	4,805
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	59	59,156
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,825	1,575,943
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	950	862,784
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25	400	388,596

			3,088,132

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	$9,062
1.100%	09/14/27	10	8,655
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,881
3.250%	04/09/50	10	7,875

			34,473

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	175	178,584
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,140
3.750%	04/15/50	10	8,865
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%(cc)	03/15/24	35	34,530
4.950%(cc)	09/15/28	30	29,059

			260,178

Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	675	664,790
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	357,925
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,165
4.750%	03/01/30	8	6,845
5.125%	05/01/27	275	255,742
5.375%	06/01/29(a)	800	723,339
5.500%	05/01/26	1,375	1,340,761
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	8,328
2.800%	04/01/31	100	80,598
3.500%	06/01/41	45	30,400
3.500%	03/01/42	50	33,306
3.700%	04/01/51	1,700	1,078,845
3.950%	06/30/62	10	6,162
4.200%	03/15/28	30	28,132
4.500%	02/01/24	30	29,721
4.908%	07/23/25	65	63,743
5.050%	03/30/29	85	81,049
5.375%	05/01/47	20	16,528
5.750%	04/01/48	20	17,108
6.384%	10/23/35	2,487	2,427,441
6.484%	10/23/45	1,140	1,073,395
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	27,569

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
2.650%	02/01/30	10	$8,753
2.937%	11/01/56	26	16,937
3.150%	02/15/28	80	74,672
3.250%	11/01/39	35	27,768
3.900%	03/01/38	25	21,719
3.999%	11/01/49	85	70,560
4.000%	03/01/48	40	33,381
4.150%	10/15/28	50	48,449
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	37,526
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	934,803
3.500%	08/15/27	65	60,474
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	680,648
5.500%	04/15/27(a)	650	541,193
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	445,187
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $401,250; purchased 07/18/19 - 09/21/20)(f)
6.625%	08/15/27(d)	520	15,471
Sec’d. Notes, 144A (original cost $1,322,435; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	3,180	105,168
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	275	228,269
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	400	214,254
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,725	1,686,893
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	4,787
4.030%	01/25/24	30	29,669
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	375	336,448
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	10	8,971
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26	15	13,514
4.000%	07/15/28	15	13,050
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	798,489
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	38,468

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	$27,393
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,175	1,150,013
6.625%	06/01/27		975	940,797
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	881,465
4.250%	01/15/30	GBP	800	796,165
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	80,351
6.400%	12/15/35		31	34,861
7.625%	11/30/28		500	562,086
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	1,674,255

				20,998,799

Mining — 0.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	10,105
5.750%	05/01/43		420	429,526
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	123,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		700	678,909
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	21,297
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		450	424,116
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43		20	18,648
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35		50	50,346
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31		25	20,115
3.875%	04/27/51		25	18,550
4.125%	03/12/24		15	14,814
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		325	322,224
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		25	23,924
5.950%	03/15/24		50	49,862

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	$4,106
2.800%	10/01/29	3,030	2,611,388
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	48,570
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	42,530

			4,912,030

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	11,841
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
5.706%(c)	05/05/26	95	94,497
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	97,957
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	46,916
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	50,150
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	52,747

			354,108

Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,586,951

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	17,994
3.276%	12/01/28	25	21,721
5.500%	12/01/24	14	13,905

			53,620

Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	581,514
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	3,964,039
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	338,538
9.000%	11/01/27	179	221,847
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	443,242

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	$8,189
2.772%	11/10/50	145	96,269
2.939%	06/04/51	1,845	1,263,666
3.000%	02/24/50	60	41,879
3.060%	06/17/41	7	5,316
3.379%	02/08/61	5	3,559
4.234%	11/06/28	50	48,617
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,579
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	239,196
5.250%	06/15/37	30	27,556
5.400%	06/15/47	1,030	932,608
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,042
3.078%	05/11/50	10	7,455
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,705
2.343%	08/12/50	10	6,390
3.850%	01/15/28	10	9,760
3.900%	11/15/24	50	49,135
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	8,387
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	785,564
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28	250	252,905
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	675	669,527
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	9,800
Gtd. Notes, 144A
2.268%	11/15/26	10	8,893
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	5,653
4.750%	05/15/42	6	5,069
5.250%	09/15/24	2	1,984
5.250%	10/15/27	15	14,775
5.600%	07/15/41	870	819,172
5.850%	12/15/25	30	30,236
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	20,830

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31		25	$21,405
3.250%	12/01/26		20	18,807
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		497	451,102
8.625%	01/19/29		1,840	1,842,769
8.875%	01/13/33		495	487,959
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,300	1,273,717
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		500	494,115
4.875%	03/30/26		547	506,795
5.375%	03/30/28		1,048	943,410
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		15	14,696
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		10	9,193
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	9,211
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	14,457
3.452%	04/15/51		25	19,510
3.482%	03/19/30		10	9,381
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	20,170
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	43,232
5.600%	02/15/41		15	14,350
7.300%	08/15/31		5	5,486
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	189,320
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	49,569
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		425	431,528
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	680	734,224
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	100	99,559
5.350%	02/12/28		157	129,007
5.950%	01/28/31		20	14,573
6.490%	01/23/27		1,550	1,374,850

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.500%	03/13/27		1,753	$1,555,787
6.500%	01/23/29		700	579,320
6.700%	02/16/32		16	12,143
6.840%	01/23/30		800	633,800
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	280	301,133
4.875%	02/21/28	EUR	1,430	1,289,263
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	19,900
2.150%	12/15/30		53	43,261
Phillips 66 Co.,
Gtd. Notes
2.450%	12/15/24		50	47,544
4.680%	02/15/45		1,900	1,622,875
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		25	22,538
1.900%	08/15/30		795	644,909
2.150%	01/15/31		5	4,094
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50		10	7,398
4.000%	05/10/46		20	16,909
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		525	463,819
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	2,903
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		125	112,969
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)		845	749,269

				28,310,125

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	471,058
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		6	5,280
3.800%	11/15/25		8	7,727

				484,065

Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30		55	45,720
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		875	868,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	$81,229
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	20	19,283
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	575	563,579
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	26,777
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	1,450	1,265,421
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	99,257
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33	5	4,075
4.650%	03/15/26	25	24,274
4.900%	03/15/29	15	14,509

			3,012,703

Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	280,352
3.200%	11/21/29	59	53,321
3.800%	03/15/25	1,040	1,011,508
4.050%	11/21/39	5,170	4,499,801
4.250%	11/14/28	50	48,516
4.300%	05/14/36	10	9,195
4.500%	05/14/35	1,715	1,627,656
4.550%	03/15/35	2,040	1,942,003
4.875%	11/14/48	35	33,017
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,731
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	40,121
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	320	175,635
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	174,150
5.000%	02/15/29	250	100,000
5.250%	01/30/30	325	128,375
5.250%	02/15/31	225	90,000
6.250%	02/15/29	1,150	471,500
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	16,203
3.700%	06/06/27	136	129,274
3.794%	05/20/50	27	21,412
4.685%	12/15/44	9	8,191

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	$7,024
4.125%	06/15/39	470	428,723
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,178
3.875%	10/15/47	20	15,862
4.375%	10/15/28	1,390	1,344,695
4.500%	02/25/26	3,690	3,614,724
Sr. Unsec’d. Notes
2.400%	03/15/30	140	118,943
3.200%	03/15/40	460	353,659
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	47,897
2.125%	09/15/31	40	32,105
2.625%	08/15/24	100	96,722
2.700%	08/21/40	480	334,684
3.000%	08/15/26	12	11,250
3.625%	04/01/27	50	47,448
3.750%	04/01/30	110	100,887
4.300%	03/25/28	98	94,506
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	7,047
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	20,396
2.350%	06/24/40	10	7,163
2.750%	12/10/51	15	10,352
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	692,375
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	7,271
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	659,888
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	18,905
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	16	15,902
3.200%	09/23/26	3,785	3,553,926
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	394,897
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	28,489
5.250%	06/15/46	185	146,081
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	1,292	$854,649
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	28,792

			23,984,863

Pipelines — 2.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,551,505
4.450%	07/15/27	60	57,282
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,631
3.302%	01/15/35	45	37,538
3.701%	01/15/39	10	8,247
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	15	12,376
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,240
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	7,676
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	761,156
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,232,789
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,746
3.750%	05/15/30	60	54,241
4.050%	03/15/25	50	48,628
4.200%	04/15/27	120	114,583
4.250%	04/01/24	5	4,924
4.900%	02/01/24	10	9,919
4.950%	06/15/28	20	19,447
5.000%	05/15/50	293	247,579
5.150%	03/15/45	55	47,377
5.250%	04/15/29	25	24,403
5.300%	04/15/47	120	104,561
5.400%	10/01/47	60	53,064
5.500%	06/01/27	50	49,780
6.100%	02/15/42	5	4,736
6.125%	12/15/45	90	85,728
6.250%	04/15/49	3,633	3,548,171
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	17	16,940
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,077
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,384
3.125%	07/31/29	30	26,921
3.700%	01/31/51	145	111,188
3.950%	01/31/60	800	616,605
4.150%	10/16/28	30	28,717

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.250%	02/15/48	45	$38,149
4.800%	02/01/49	30	27,485
4.850%	03/15/44	25	23,048
4.900%	05/15/46	2,115	1,951,274
Gtd. Notes, Series D
6.875%	03/01/33	10	11,265
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	335	321,689
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	23,880
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	29,621
4.700%	11/01/42	5	4,153
5.400%	09/01/44	13	11,571
7.300%	08/15/33	10	10,896
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	26,578
3.250%	08/01/50	782	503,822
3.600%	02/15/51	1,178	814,570
4.300%	06/01/25	30	29,282
5.300%	12/01/34	23	22,214
Gtd. Notes, 144A
5.625%	11/15/23	37	36,951
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	723,762
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	77,231
2.650%	08/15/30	30	25,127
4.000%	02/15/25	55	53,357
4.125%	03/01/27	30	28,748
4.500%	04/15/38	970	835,922
4.800%	02/15/29	40	38,636
4.875%	06/01/25	10	9,832
4.950%	03/14/52	15	12,745
5.200%	03/01/47	115	101,046
5.500%	02/15/49	40	36,450
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	242,241
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,401
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,947
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,285,910
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	46,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.100%	03/15/30	75	$64,441
4.350%	03/15/29	100	93,050
4.500%	03/15/50	2,685	2,049,585
4.950%	07/13/47	450	370,987
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	17,613
3.850%	10/15/23	40	39,745
4.650%	10/15/25	10	9,749
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	71,226
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,464
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,153,820
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52	3,746	3,096,152
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,434
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,448
7.000%	10/15/28	10	10,550
Gtd. Notes, 144A
2.900%	03/01/30	10	8,560
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	71,137
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	100,458
4.125%	08/15/31	80	68,877
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	488,399
5.500%(cc)	02/01/50	5	4,152
6.150%	04/01/33	3,000	3,020,074
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	24,881
3.750%	06/15/27	25	23,610
4.000%	09/15/25	60	57,969
4.900%	01/15/45	1,200	1,049,686
5.300%	08/15/52	30	27,720
8.750%	03/15/32	10	11,874

			28,356,884

Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,170,877

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33		5	$3,659
2.000%	05/18/32		5	3,783
3.800%	04/15/26		25	23,934
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		25	22,655
1.600%	04/15/26		50	44,843
2.700%	04/15/31		90	74,813
3.600%	01/15/28		17	15,694
4.000%	06/01/25		75	72,461
4.400%	02/15/26		25	24,301
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		35	32,196
4.050%	07/01/30		1,145	1,033,603
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30		5	4,353
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25		25	22,890
2.250%	01/15/31		75	61,184
2.500%	07/15/31		35	28,777
3.300%	07/01/30		30	26,564
4.000%	03/01/27		10	9,523
5.200%	02/15/49		10	9,246
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		475	456,304
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31		25	18,974
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27		20	14,679
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		70	67,574
4.000%	01/15/30		50	43,339
4.000%	01/15/31		10	8,646
5.250%	06/01/25		50	48,977
5.750%	06/01/28		50	48,846
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27		15	13,006
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25		40	38,449
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		20	15,578
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	554,082
3.500%	03/15/31		925	638,972

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	$7,723
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	7,762
1.750%	02/01/31	25	19,950
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	10,924
2.200%	06/15/28	5	4,324
2.850%	12/15/32	530	432,023
3.950%	08/15/27	91	86,507
4.875%	06/01/26	50	49,493
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	42,853
3.250%	11/30/26	20	18,746
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28	15	12,609
2.700%	02/15/32	2,190	1,673,165
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	4,361	3,812,687
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	4,281
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	25	23,923
4.625%	06/15/25	405	391,668
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	12,501
2.700%	02/15/27	25	22,709
2.800%	06/01/31	35	29,004
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	6	6,686
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,453,549

			11,604,992

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,275,000
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	79	70,576
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	14,401

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	$137,017
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	19,021
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		950	935,874
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25(a)	EUR	1,600	1,658,004
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31		40	32,538
3.350%	04/15/50		5	3,817
3.900%	12/06/28		10	9,679
4.875%	02/15/44		10	9,738
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28		65	54,981
1.700%	09/15/28		20	17,006
1.700%	10/15/30		10	8,016
3.650%	04/05/29		30	27,781
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	28,754
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24		20	19,329
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31		2,155	1,697,934
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25		50	49,002
4.700%	04/15/27		2	1,949
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		454	449,774
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30		55	43,600
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		10	8,304
2.375%	09/24/29		2	1,771
2.500%	09/22/41		15	11,175

				6,585,041

Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25		5	4,806
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		80	76,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	$8,271
Gtd. Notes, 144A
2.450%	02/15/31	30	24,369
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,304,043
3.419%	04/15/33	1,442	1,207,220
3.469%	04/15/34	50	40,981
4.926%	05/15/37	100	90,291
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,565
3.050%	08/12/51	15	10,055
3.100%	02/15/60	10	6,401
3.900%	03/25/30	20	18,851
5.900%	02/10/63	630	649,722
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	20,810
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24	65	62,920
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	26,198
3.500%	04/01/40	10	8,564
NXP BV/NXP Funding LLC (China),
Gtd. Notes
4.875%	03/01/24	75	74,000
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	53,020
2.650%	02/15/32	35	28,269
3.400%	05/01/30	40	35,378
4.300%	06/18/29	110	103,107
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,470
2.900%	11/03/27	10	9,334

			4,869,844

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	18,531

Software — 0.7%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	18,386
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	24,607
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	848,006

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	$52,557
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	6,888
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	18,875
2.750%	07/01/24	50	48,517
3.500%	07/01/29	40	36,605
3.800%	10/01/23	15	14,921
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,385
2.525%	06/01/50	1,842	1,274,279
2.921%	03/17/52	89	66,143
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	72,648
2.650%	07/15/26	50	46,297
2.950%	04/01/30	100	87,296
3.600%	04/01/50	3,500	2,499,161
3.850%	04/01/60	5	3,507
3.950%	03/25/51	5	3,775
4.000%	11/15/47	25	19,260
5.550%	02/06/53	735	712,130
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,612
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26	3,360	3,327,135
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	8,400
2.200%	08/15/31	30	23,574
3.900%	08/21/27	35	33,226
4.700%	05/15/30	43	41,097

			9,305,287

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	182,213
2.250%	02/01/32	45	35,770
2.300%	06/01/27	75	67,489
2.550%	12/01/33	347	271,560
2.750%	06/01/31	110	92,835
3.500%	09/15/53	2,881	2,039,634
3.550%	09/15/55	972	680,481
3.650%	09/15/59	180	125,213
3.800%	12/01/57	13	9,403
4.250%	03/01/27	10	9,723
4.500%	05/15/35	900	826,933
4.500%	03/09/48	10	8,463
6.950%	01/15/28	10	10,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	$11,907
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $104,013; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	265	115,275
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $367,669; purchased 03/09/23)(f)
8.000%	12/31/26	1,471	305,944
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $556,233; purchased 06/29/21 - 12/15/22)(f)
13.000%	12/31/25	554	382,507
Sr. Sec’d. Notes, 144A (original cost $202,500; purchased 07/28/20)(f)
8.750%	05/25/24	200	182,926
Sr. Sec’d. Notes, 144A (original cost $1,009,327; purchased 07/27/20)(f)
8.750%	05/25/24	997	915,023
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $301,250; purchased 09/11/20)(f)
6.750%	12/31/23	500	95,000
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	24,001
Sr. Sec’d. Notes, 144A
10.500%	05/15/30	288	292,344
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	39,640
4.600%	05/23/29	60	58,058
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	2,502	2,554,622
7.625%	03/01/26	100	103,847
7.875%	09/15/23	2,000	2,006,068
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	45	41,450
2.550%	02/15/31	10	8,312
2.625%	02/15/29	10	8,683
3.300%	02/15/51	5	3,511
3.750%	04/15/27	125	118,417
3.875%	04/15/30	137	126,288
4.375%	04/15/40	435	385,079
4.500%	04/15/50(a)	1,985	1,705,455
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	75	59,130
1.680%	10/30/30	577	456,242
1.750%	01/20/31	55	43,364
2.100%	03/22/28	230	202,081
2.355%	03/15/32	5,160	4,150,547
2.550%	03/21/31	80	66,815
2.850%	09/03/41	10	7,115
2.875%	11/20/50	45	29,300
3.400%	03/22/41	1,185	914,059
3.550%	03/22/51	60	44,807

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
4.016%	12/03/29	140	$130,600
4.329%	09/21/28	115	110,809
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	19,765

			20,079,158

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	3,550
3.550%	02/15/50	5	3,967
4.900%	04/01/44	10	9,699
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	25	19,097
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,432
3.800%	03/01/28	16	15,279
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	9,010
4.250%	05/15/30	20	19,128
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	418,968
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	92	89,482
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,187
3.800%	08/01/28	54	51,138
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	19,736
3.799%	10/01/51	9	7,374
3.950%	08/15/59	35	28,441
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	850	856,998

			1,574,486

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	17,825
1.700%	06/15/26	30	26,513
2.700%	11/01/24	20	19,085
4.000%	07/15/25	25	23,928
4.125%	08/01/23	5	4,992
5.550%	05/01/28	4,000	3,945,202

			4,037,545

TOTAL CORPORATE BONDS (cost $509,322,278)			454,473,218

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS — 0.9%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
9.292%(c)	04/21/28		537	$536,254

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
9.193%(c)	08/12/28		225	224,850

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.010%(c)	03/01/29		1,337	1,274,210
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%
8.952%(c)	02/01/28		270	264,680

				1,538,890

Insurance — 0.1%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%
9.452%(c)	08/21/28		459	435,961
New B-9 Term Loan, 3 Month LIBOR + 3.250%
8.788%(c)	07/31/27		342	324,484

				760,445

Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.647%(c)	01/18/28		343	315,641
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.693%(c)	04/15/27		762	664,448
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%
13.064%(c)	05/25/26		145	112,116
Second Lien Term loan
8.025%	08/24/26		1,959	60,396

				1,152,601

Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%
11.177%(c)	03/31/28^		189	183,814
Term Loan, 1 Month SOFR + 5.850%
10.952%(c)	03/31/28		1,411	1,361,374

				1,545,188

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.467%(c)	04/23/26		487	456,477

Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.418%(c)	04/30/27	EUR	3,500	3,518,438

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28	798	$790,987

			4,309,425

Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.467%(c)	03/15/27	244	187,222
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24	1,368	1,252,770

			1,439,992

TOTAL FLOATING RATE AND OTHER LOANS (cost $13,586,468)			11,964,122

MUNICIPAL BONDS — 1.1%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	29,555

California — 0.3%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,438,791
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	1,870,878
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	908,398

			4,218,067

Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	5	4,584
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	877,452

			882,036

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,574,424
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	33,811

			1,608,235

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	16,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	$1,432,913
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,569,549

			4,002,462

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	15,790
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	26,702

			42,492

Ohio — 0.1%
Ohio State University (The), Taxable, Revenue Bonds, BABs,
Series C
4.910%	06/01/40	695	689,912

Oregon — 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds,
BABs, Series A
5.834%	11/15/34	615	673,038

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	863,306

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds,
Series A-1
5.000%	07/01/58	1,710	1,662,570

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	14,639
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	363,409

			378,048

TOTAL MUNICIPAL BONDS (cost $13,266,229)			15,065,868

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	12	11,035
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	181	182,999
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.467%(c)	09/25/31	200	197,134

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.217%(c)	01/26/32	490	$485,153
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.767%(c)	01/26/32	1,240	1,198,627
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	1,134	1,134,105
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.611%(cc)	09/25/47	238	211,027
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
9.500%(c)	04/25/31	370	393,334
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
7.250%(c)	10/25/39	30	30,207
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	260	270,725
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
8.167%(c)	06/25/43	1,400	1,406,125
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	313	304,059
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,291	1,180,717
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.850%(c)	11/25/28	585	585,614
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	180	180,253
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.767%(c)	10/25/33	831	832,275
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.517%(c)	04/25/34	910	929,542
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,643	1,515,303
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,467,819
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.067%(c)	11/25/50	900	918,000
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.667%(c)	11/25/50	2,309	2,343,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.467%(c)	08/25/33	3,635	$3,669,077
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
7.000%(c)	02/25/50	460	461,143
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
10.250%(c)	06/25/50	151	162,682
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
11.150%(c)	08/25/50	1,148	1,274,663
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.867%(c)	10/25/50	670	721,739
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	164	166,923
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
8.250%(c)	03/25/50	34	34,631
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	301	320,673
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.717%(c)	01/25/51	355	344,350
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.117%(c)	01/25/34	590	579,709
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34	284	283,884
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.867%(c)	11/25/41	100	96,350
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33	360	338,400
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
7.317%(c)	08/25/33	4,039	3,979,036
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.417%(c)	09/25/41	440	422,412
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41	1,020	969,000
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41	800	759,000
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	715	641,310
Series 4768, Class GA
3.500%	09/15/45	454	430,150

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4939, Class KT
3.000%	07/15/48		434	$386,633
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		2,624	2,373,237
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29		179	179,288
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.667%(c)	01/25/34		420	418,496
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	01/25/34		815	803,177
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A
5.882%	10/25/59		888	872,320
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		176	174,073
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	01/25/48		380	368,274
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28		44	44,002
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	04/25/34		900	908,872
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 2.750%)
8.928%(c)	05/25/25		539	529,811
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.466%(c)	03/27/25		2,815	2,816,636
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.000%(c)	02/25/25		1,280	1,278,464
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.800%(c)	08/25/25		1,200	1,185,116
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.917%(c)	11/25/31		467	465,646
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.767%(c)	11/25/31		900	895,664
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	379	409,342

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.282%(cc)	02/25/34		147	$137,959
Series 2004-18, Class 3A1
5.490%(cc)	12/25/34		1,098	1,016,678

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,509,690)				46,696,705

SOVEREIGN BONDS — 1.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	473,465
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		803	786,659
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	237,320
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	1,105,058
6.000%	07/19/28		575	559,216
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,748,124
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		50	49,800
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	331,294
1.450%	09/18/26	EUR	375	375,687
3.375%	07/30/25	EUR	3,125	3,359,532
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,348,682
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes, Series DTC
2.500%	05/23/24		1,000	972,756
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	597,325
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	573,426
3.000%	03/12/24		600	589,431
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,562
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	174,054
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,930	4,902,845
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	278	239,668
5.000%	09/27/26	EUR	1,200	1,313,395

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	$343,121
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,443	1,212,317
3.125%	05/15/27	EUR	2,371	2,315,524
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	249	180,211
6.250%	05/26/28		440	437,215
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24(d)		920	225,060
8.994%	02/01/26(d)		200	49,674
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	253,463
7.750%	09/01/24(d)		930	227,506
8.994%	02/01/26(d)		200	49,674
9.750%	11/01/30(d)		400	98,600

TOTAL SOVEREIGN BONDS (cost $30,338,398)				25,138,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.5%
Federal Home Loan Bank
3.500%	06/11/32		190	176,124
Federal Home Loan Mortgage Corp.
3.000%	07/01/51		733	646,649
3.000%	04/01/52		6,829	6,013,274
3.500%	02/01/47		692	640,617
4.000%	10/01/52		13,391	12,567,966
4.500%	08/01/52		3,509	3,374,320
4.500%	10/01/52		25,398	24,421,974
5.000%	10/01/52		13,847	13,570,666
5.000%	11/01/52		5,513	5,404,925
5.500%	10/01/33		331	338,739
5.500%	06/01/34		3	2,644
5.500%	12/01/52		912	908,240
6.000%	11/01/33		25	25,027
6.000%	05/01/34		39	39,530
6.000%	06/01/34		64	64,635
6.250%	07/15/32(k)(kk)		555	648,332
6.500%	07/01/32		4	4,303
6.500%	07/01/32		9	8,981
6.500%	08/01/32		18	18,751
6.500%	08/01/32		19	19,180
6.500%	08/01/32		21	21,190
6.500%	09/01/32		22	22,969
6.500%	09/01/32		65	66,928
6.750%	03/15/31(k)		600	702,577
Federal National Mortgage Assoc.
1.500%	02/01/51		17,644	13,675,642
2.000%	TBA		3,500	2,858,105
2.500%	TBA		25,000	21,197,266
3.000%	TBA(tt)		2,500	2,200,098
3.000%	11/01/51		1,578	1,394,773
3.000%	11/01/51		1,773	1,567,769
3.000%	11/01/51		14,080	12,408,799
3.000%	12/01/51		2,397	2,117,991
3.500%	02/01/52		6,424	5,861,784

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/01/52	3,843	$3,502,323
4.000%	TBA	13,000	12,199,180
4.500%	TBA	1,000	980,469
4.500%	08/01/40	834	823,226
4.500%	10/01/52	13,350	12,836,919
5.000%	11/01/52	13,666	13,392,151
5.000%	12/01/52	5,362	5,256,805
5.000%	03/01/53	9,371	9,184,369
5.000%	05/01/53	990	970,235
5.500%	TBA	2,500	2,487,891
5.500%	02/01/33	5	4,941
5.500%	02/01/33	7	7,190
5.500%	03/01/33	10	10,287
5.500%	03/01/33	17	17,544
5.500%	03/01/33	21	21,372
5.500%	04/01/33	3	2,614
5.500%	04/01/33	12	11,999
5.500%	04/01/33	16	16,411
5.500%	04/01/33	16	16,710
5.500%	07/01/33	13	12,898
5.500%	07/01/33	15	15,285
5.500%	08/01/33	13	12,826
5.500%	02/01/34	13	13,738
5.500%	04/01/34	13	12,570
5.500%	06/01/34	16	16,011
6.000%	10/01/33	1	1,455
6.000%	10/01/33	154	157,156
6.000%	03/01/34	22	21,867
6.000%	02/01/35	90	92,302
6.000%	11/01/36	26	26,877
6.000%	12/01/52	3,330	3,366,210
6.500%	08/01/32	60	61,790
6.500%	09/01/32	50	50,718
6.500%	09/01/32	79	81,826
6.500%	10/01/32	36	36,560
6.500%	04/01/33	65	67,419
6.500%	11/01/33	3	2,628
6.500%	06/01/53	1,055	1,077,114
6.625%	11/15/30(k)	830	961,493
7.000%	05/01/32	45	44,743
7.000%	06/01/32	4	3,557
7.125%	01/15/30(k)	785	917,311
Government National Mortgage Assoc.
3.000%	TBA	3,000	2,680,430
3.500%	TBA	5,000	4,614,648
3.500%	01/20/48	104	97,343
3.500%	05/20/52	1,998	1,844,306
4.000%	02/20/49	213	203,350
5.000%	07/20/52	543	533,784
5.000%	09/20/52	1,454	1,429,121
5.500%	01/15/33	28	28,505
5.500%	02/15/33	15	15,505
5.500%	05/15/33	45	45,380
5.500%	05/15/33	128	128,341
5.500%	06/15/33	142	142,904
5.500%	09/15/33	21	20,646
5.500%	07/15/35	30	29,997
5.500%	09/20/52	1,683	1,675,116

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/20/52	8,432	$8,400,291
6.000%	12/15/32	57	58,841
6.000%	11/15/33	24	24,458
6.000%	01/15/34	6	6,022
6.000%	06/20/34	160	167,429
6.000%	11/15/34	221	227,342
6.500%	09/15/32	28	28,892
6.500%	09/15/32	77	78,595
6.500%	09/15/32	114	116,439
6.500%	11/15/33	64	65,237

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $227,030,916)			224,450,680

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
1.125%	05/15/40	30	19,453
1.250%	05/15/50	6,880	3,870,000
1.750%	08/15/41	14,386	10,112,909
1.875%	02/15/41	138	99,881
2.000%	11/15/41	2,719	1,990,818
2.250%	05/15/41(a)(h)(kk)	78,945	60,812,320
2.250%	08/15/49	685	498,016
2.250%	02/15/52	2,955	2,136,373
2.375%	02/15/42(a)	1,255	977,331
2.375%	11/15/49	6,215	4,643,770
2.500%	02/15/46(k)	1,580	1,215,859
2.875%	05/15/52	2,565	2,126,545
3.000%	05/15/45(k)	4,065	3,433,655
3.125%	02/15/43(k)	2,460	2,144,428
3.375%	08/15/42	5,210	4,729,703
U.S. Treasury Notes
2.375%	03/31/29(k)	615	561,620
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	232,617
2.056%(s)	11/15/38	130	70,048
2.208%(s)	05/15/39	1,575	828,044
2.335%(s)	08/15/44	2,500	1,039,356
2.364%(s)	05/15/45	3,420	1,383,497
2.377%(s)	08/15/45	1,250	500,830
2.387%(s)	05/15/43	4,015	1,750,917
2.395%(s)	11/15/43	619	264,236
2.423%(s)	11/15/40	430	210,666
2.423%(s)	05/15/44	7,225	3,033,089
3.143%(s)	08/15/41	1,350	635,027
3.176%(s)	08/15/40	120	59,475

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,818,854)			109,380,483

		Shares

COMMON STOCKS — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^		14,880	372,000
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,543,888; purchased 10/25/19)(f)		5,622	829,061

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	16,284	$1,362,645

TOTAL COMMON STOCKS (cost $1,140,602)		2,563,706

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	1,280,700

Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	35,000	803,600

TOTAL PREFERRED STOCKS (cost $2,000,000)		2,084,300

TOTAL LONG-TERM INVESTMENTS (cost $1,476,524,126)		1,359,329,114

SHORT-TERM INVESTMENTS — 9.2%
AFFILIATED MUTUAL FUNDS — 9.2%
PGIM Core Ultra Short Bond Fund(wa) .	65,534,348	65,534,348
PGIM Institutional Money Market Fund (cost $59,694,119; includes $59,422,025 of cash collateral for securities on loan)(b)(wa)	59,742,074	59,700,254

TOTAL AFFILIATED MUTUAL FUNDS (cost $125,228,467)		125,234,602

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BOND — 0.0%
Entertainment
Warnermedia Holdings, Inc.,
Gtd. Notes
3.528%	03/15/24	20	19,616

(cost $19,945)

TOTAL SHORT-TERM INVESTMENTS (cost $125,248,412)			125,254,218

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.0% (cost $1,601,772,538)			1,484,583,332

OPTIONS WRITTEN*~ — (0.0)% (premiums received $25,391)			(3,416)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.0% (cost $1,601,747,147)			1,484,579,916
Liabilities in excess of other assets(z) — (9.0)%			(122,823,657)

NET ASSETS — 100.0%			$1,361,756,259

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,245,726 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,529,850; cash collateral of $59,422,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,822,290. The aggregate value of $2,956,622 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,500,000 is 0.2% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2023:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $79,806)^	81	$78,975	$—	$(831)

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,831,250)	3.500%	TBA	07/13/23	$(2,000)	$(1,822,422)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27	—	5,000	$(3,294)

(premiums received $25,391)

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA†† ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090	$(122)

(premiums received $0)
Total Options Written (premiums received $25,391)								$(3,416)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	2 Year U.S. Treasury Notes	Sep. 2023	$2,440,125	$(108)
507	5 Year U.S. Treasury Notes	Sep. 2023	54,296,531	(978,647)
850	10 Year U.S. Treasury Notes	Sep. 2023	95,425,786	(1,701,115)
224	10 Year U.S. Ultra Treasury Notes	Sep. 2023	26,530,000	(297,571)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	3,133,031	10,593

				(2,966,848)

Short Positions:
79	5 Year Euro-Bobl	Sep. 2023	9,974,757	136,440
90	10 Year Euro-Bund	Sep. 2023	13,134,338	144,896
183	20 Year U.S. Treasury Bonds	Sep. 2023	23,223,844	19,696
33	Euro Schatz Index	Sep. 2023	3,775,607	32,054

				333,086

				$(2,633,762)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	BARC	GBP	9,047	$11,495,875	$11,490,505	$—	$(5,370)
Expiring 07/05/23	SSB	GBP	1,106	1,386,423	1,404,311	17,888	—
Euro,
Expiring 07/05/23	SSB	EUR	96,863	105,774,386	105,721,870	—	(52,516)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	15,980	899,803	919,265	19,462	—
New Zealand Dollar,
Expiring 07/19/23	BOA	NZD	1,620	1,008,979	994,404	—	(14,575)

				$120,565,466	$120,530,355	37,350	(72,461)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	GSI	GBP	10,153	$12,565,922	$12,894,816	$—	$(328,894)
Expiring 08/02/23	BARC	GBP	9,047	11,498,467	11,492,925	5,542	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/05/23	BARC	EUR	1,214	$1,301,491	$1,324,689	$—	$(23,198)
Expiring 07/05/23	BOA	EUR	648	693,355	706,922	—	(13,567)
Expiring 07/05/23	GSI	EUR	95,002	102,467,414	103,690,259	—	(1,222,845)
Expiring 08/02/23	SSB	EUR	96,863	105,923,845	105,877,694	46,151	—
South African Rand,
Expiring 09/20/23	TD	ZAR	11,532	577,810	607,671	—	(29,861)

				$235,028,304	$236,594,976	51,693	(1,618,365)

						$89,043	$(1,690,826)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500	%(M)	7,246	*	$4,724	$(93)	$4,817	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000	%(Q)	EUR	1,755	$(33,294)	$(59,543)	$26,249	BARC
United Mexican States	12/20/24	1.000	%(Q)		160	(1,694)	332	(2,026)	CITI
United Mexican States	12/20/24	1.000	%(Q)		130	(1,377)	323	(1,700)	CITI

						$(36,365)	$(58,888)	$22,523

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bombardier, Inc.	12/20/23	5.000	%(Q)	800	1.245%	$15,309	$14,033	$1,276	MSI
International Bank for Reconstruction & Development	03/20/24	0.250	%(Q)	10,710	0.419%	(12,075)	7,630	(19,705)	BOA
Petroleos Mexicanos	12/20/24	1.000	%(Q)	160	3.828%	(6,230)	(4,450)	(1,780)	CITI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	130	3.828%	(5,062)	(3,658)	(1,404)	CITI

						$(8,058)	$13,555	$(21,613)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000	%(Q)	27,240	$(279,486)	$(415,853)	$(136,367)

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	$(184,608)	$630,765	$815,373
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	150,731	564,816	414,085
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	(145,549)	559,675	705,224
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	39,233	(217,276)	(256,509)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	52,659	224,898	172,239
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.929%	(9,088)	77,433	86,521
	41,700	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.090%	(103)	35,008	35,111
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(12,124)	(12,124)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	39,601	39,601
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	63,929	63,929

					$(96,725)	$1,966,725	$2,063,450

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50 bps(T)/ 4.580%	GSI	09/20/23	(19,328)	$(446,160)	$—	$(446,160)
U.S. Treasury Bond(T)	1 Day USOIS +13 bps(T)/ 5.210%	JPM	07/18/23	8,530	(113,247)	—	(113,247)
U.S. Treasury Bond(T)	1 Day USOIS +14 bps(T)/ 5.220%	GSI	07/19/23	15,820	(205,868)	—	(205,868)
U.S. Treasury Bond(T)	1 Day USOIS +13 bps(T)/ 5.210%	JPM	07/21/23	15,190	(310,898)	—	(310,898)
U.S. Treasury Bond(T)	1 Day USOIS +13 bps(T)/ 5.210%	JPM	07/26/23	12,265	(327,166)	—	(327,166)
U.S. Treasury Bond(T)	1 Day USOIS +16 bps(T)/ 5.240%	GSI	08/01/23	17,905	(518,601)	—	(518,601)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.280%	JPM	12/02/23	15,220	(70,303)	—	(70,303)

					$(1,992,243)	$—	$(1,992,243)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of June 30, 2023, termination date 09/20/2023:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$30,979,702	7.02%
Wells Fargo & Co.	34,230,900	25,291,256	5.73%
Morgan Stanley	27,871,800	21,324,402	4.83%
Goldman Sachs Group, Inc.	28,954,200	20,794,896	4.71%
Citigroup, Inc.	26,654,100	19,034,247	4.31%
AT&T, Inc.	24,354,000	17,490,285	3.96%
Verizon Communications, Inc.	20,024,400	15,147,398	3.43%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,562,342	3.30%
Comcast Corp.	19,889,100	13,434,146	3.05%
Oracle Corp.	15,559,500	11,910,517	2.70%
Apple, Inc.	16,236,000	11,480,888	2.60%
AbbVie, Inc.	10,282,800	8,907,697	2.02%
Microsoft Corp.	10,553,400	7,931,244	1.80%
CVS Health Corp.	9,200,400	7,706,670	1.75%
Amazon.com, Inc.	10,147,500	7,603,623	1.72%
UnitedHealth Group, Inc.	8,523,900	6,377,499	1.45%
Visa, Inc.	9,335,700	5,799,084	1.31%
The Walt Disney Co.	6,494,400	5,276,511	1.20%
Shell International Finance BV	6,900,300	5,207,142	1.18%

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
Intel Corp.	7,441,500	$5,075,519	1.15%
T-Mobile USA, Inc.	7,035,600	5,071,081	1.15%
Home Depot, Inc.	7,982,700	5,010,138	1.14%
Broadcom, Inc.	6,629,700	4,987,892	1.13%
ExxonMobil Corp.	6,223,800	4,901,852	1.11%
Telefonica Emisiones, S.A.U.	5,412,000	4,612,876	1.05%
Amgen, Inc.	6,765,000	4,608,513	1.04%
Pfizer, Inc.	6,494,400	4,588,335	1.04%
General Motors Co.	4,870,800	4,266,609	0.97%
Bristol-Myers Squibb Co.	6,494,400	4,250,698	0.96%
Cigna Corp.	5,547,300	4,101,940	0.93%
Enterprise Products Operating LLC	5,412,000	3,941,255	0.89%
Raytheon Technologies Corp.	5,682,600	3,868,996	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,855,096	0.87%
PepsiCo, Inc.	4,464,900	3,844,682	0.87%
B.A.T. Capital Corp.	5,547,300	3,798,116	0.86%
Pacific Gas & Electric Co.	4,600,200	3,732,902	0.85%
Altria Group, Inc.	5,412,000	3,711,819	0.84%
Gilead Sciences, Inc.	5,276,700	3,610,499	0.82%
Johnson & Johnson	5,276,700	3,529,337	0.80%
Vodafone Group PLC	4,194,300	3,417,484	0.77%
McDonald’s Corp.	3,788,400	3,316,310	0.75%
The Coca-Cola Co.	4,194,300	3,234,882	0.73%
BP Capital Markets America, Inc.	4,194,300	3,041,809	0.69%
FedEx Corp.	3,111,900	3,010,648	0.68%
Anthem, Inc.	3,788,400	2,939,668	0.67%
American International Group, Inc.	3,111,900	2,632,531	0.60%
Berkshire Hathaway Finance Corp.	3,923,700	2,619,573	0.59%
Union Pacific Corp.	3,653,100	2,571,380	0.58%
Simon Property Group LP	3,382,500	2,561,222	0.58%
International Business Machines Corp.	3,788,400	2,553,988	0.58%

		$373,527,199

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$22,318	$(67,744)	$32,342	$(2,018,858)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$5,911,729

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$13,755,690	$—
Collateralized Debt Obligations	—	2,911,384	—
Collateralized Loan Obligations	—	267,883,502	—
Consumer Loans	—	9,819,392	—
Credit Cards	—	1,935,500	—
Home Equity Loans	—	696,435	—
Other	—	2,283,424	—
Residential Mortgage-Backed Securities	—	2,359,462	1,552,809
Student Loans	—	3,486,216	—
Commercial Mortgage-Backed Securities	—	160,817,307	—
Convertible Bond	—	10,247	—
Corporate Bonds	—	453,473,991	999,227
Floating Rate and Other Loans	—	11,780,308	183,814
Municipal Bonds	—	15,065,868	—
Residential Mortgage-Backed Securities	—	45,562,600	1,134,105
Sovereign Bonds	—	25,138,664	—
U.S. Government Agency Obligations	—	224,450,680	—
U.S. Treasury Obligations	—	109,380,483	—
Common Stocks	1,362,645	829,061	372,000
Preferred Stocks	2,084,300	—	—
Short-Term Investments
Affiliated Mutual Funds	125,234,602	—	—
Corporate Bond	—	19,616	—

Total	$128,681,547	$1,351,659,830	$4,241,955

Liabilities
Options Written	$—	$(3,294)	$(122)

Other Financial Instruments*
Assets
Futures Contracts	$343,679	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	89,043	—
OTC Credit Default Swap Agreements	—	15,309	4,724
Centrally Cleared Interest Rate Swap Agreements	—	2,332,083	—

Total	$343,679	$2,436,435	$4,724

Liabilities
Unfunded Loan Commitment	$—	$—	$(831)
Forward Commitment Contract	—	(1,822,422)	—
Futures Contracts	(2,977,441)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,690,826)	—
Centrally Cleared Credit Default Swap Agreement	—	(136,367)	—
OTC Credit Default Swap Agreements	—	(59,732)	—
Centrally Cleared Interest Rate Swap Agreements	—	(268,633)	—
OTC Total Return Swap Agreements	—	(1,992,243)	—

Total	$(2,977,441)	$(5,970,223)	$(831)

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Collateralized Loan Obligations	19.7%
U.S. Government Agency Obligations	16.5
Commercial Mortgage-Backed Securities	11.8
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	9.2
Banks	9.0
U.S. Treasury Obligations	8.0
Residential Mortgage-Backed Securities	3.7
Electric	2.7
Pipelines	2.1
Oil & Gas	2.1
Sovereign Bonds	1.8
Pharmaceuticals	1.8
Media	1.6
Telecommunications	1.6
Municipal Bonds	1.1
Healthcare-Services	1.0
Automobiles	1.0
Real Estate Investment Trusts (REITs)	0.9
Retail	0.8
Chemicals	0.7
Consumer Loans	0.7
Aerospace & Defense	0.7
Commercial Services	0.7
Agriculture	0.7
Software	0.7
Foods	0.6
Insurance	0.6
Auto Manufacturers	0.5
Airlines	0.5
Engineering & Construction	0.4
Entertainment	0.4
Mining	0.4
Semiconductors	0.4
Beverages	0.3
Diversified Financial Services	0.3
Biotechnology	0.3
Trucking & Leasing	0.3
Student Loans	0.3
Lodging	0.2
Packaging & Containers	0.2

Collateralized Debt Obligations	0.2%
Computers	0.2
Gas	0.2
Other	0.2
Building Materials	0.2
Healthcare-Products	0.2
Credit Cards	0.1
Multi-National	0.1
Transportation	0.1
Metal Fabricate/Hardware	0.1
Auto Parts & Equipment	0.1
Distribution/Wholesale	0.1
Oil, Gas & Consumable Fuels	0.1
Real Estate	0.1
Electrical Components & Equipment	0.1
Apparel	0.1
Electronics	0.1
Leisure Time	0.1
Home Builders	0.1
Gas Utilities	0.1
Capital Markets	0.1
Home Equity Loans	0.0	*
Oil & Gas Services	0.0	*
Internet	0.0	*
Miscellaneous Manufacturing	0.0	*
Machinery-Diversified	0.0	*
Environmental Control	0.0	*
Housewares	0.0	*
Iron/Steel	0.0	*
Office/Business Equipment	0.0	*
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*
Shipbuilding	0.0	*
Investment Companies	0.0	*

	109.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(9.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$136,367	*
Credit contracts	Premiums paid for OTC swap agreements	22,318	Premiums received for OTC swap agreements	67,744

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Options written outstanding, at value	$122
Credit contracts	Unrealized appreciation on OTC swap agreements	32,342		Unrealized depreciation on OTC swap agreements	26,615
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	89,043		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,690,826
Interest rate contracts	Due from/to broker-variation margin futures	343,679	*	Due from/to broker-variation margin futures	2,977,441	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,332,083	*	Due from/to broker-variation margin swaps	268,633	*
Interest rate contracts		—		Options written outstanding, at value	3,294
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	1,992,243

		$2,819,465			$7,163,285

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(873,541)	$987,749	$—	$—	$(1,294,893)
Foreign exchange contracts	—	—	—	(3,106,887)	—
Interest rate contracts	—	49,063	(6,467,894)	—	3,250,579

Total	$(873,541)	$1,036,812	$(6,467,894)	$(3,106,887)	$1,955,686

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$338,920	$(176,215)	$—	$—	$140,732
Foreign exchange contracts	—	—	—	1,890,201	—
Interest rate contracts	—	22,097	(3,326,289)	—	(1,853,202)

Total	$338,920	$(154,118)	$(3,326,289)	$1,890,201	$(1,712,470)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 298,356
Options Written (2)	171,010,000
Futures Contracts - Long Positions (2)	250,639,338
Futures Contracts - Short Positions (2)	69,720,764

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Purchased (3)	$ 79,334,496
Forward Foreign Currency Exchange Contracts - Sold (3)	193,506,412
Interest Rate Swap Agreements (2)	86,303,195
Credit Default Swap Agreements - Buy Protection (2)	71,536,438
Credit Default Swap Agreements - Sell Protection (2)	22,192,379
Total Return Swap Agreements (2)	99,403,490

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$58,529,850	$(58,529,850)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$51,253	$(88,111)	$(36,858)	$—	$(36,858)
BOA	7,630	(51,141)	(43,511)	—	(43,511)
CITI	655	(15,018)	(14,363)	—	(14,363)
GSI	4,817	(2,722,583)	(2,717,766)	2,717,766	—
JPM	—	(821,614)	(821,614)	821,614	—
MSI	15,309	—	15,309	—	15,309
SSB	64,039	(52,516)	11,523	—	11,523
TD	—	(29,861)	(29,861)	—	(29,861)

	$143,703	$(3,780,844)	$(3,637,141)	$3,539,380	$(97,761)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $58,529,850:
Unaffiliated investments (cost $1,476,544,071)	$1,359,348,730
Affiliated investments (cost $125,228,467)	125,234,602
Foreign currency, at value (cost $2,128,336)	2,295,218
Cash	49,925
Receivable for investments sold	30,725,926
Dividends and interest receivable	11,662,582
Receivable for Portfolio shares sold	112,428
Due from broker-variation margin futures	94,216
Unrealized appreciation on OTC forward foreign currency exchange contracts	89,043
Unrealized appreciation on OTC swap agreements	32,342
Premiums paid for OTC swap agreements	22,318
Due from broker-variation margin swaps	7,391
Prepaid expenses and other assets	181,943

Total Assets	1,529,856,664

LIABILITIES
Payable for investments purchased	102,053,637
Payable to broker for collateral for securities on loan	59,422,025
Unrealized depreciation on OTC swap agreements	2,018,858
Forward commitment contracts, at value (proceeds receivable $1,831,250)	1,822,422
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,690,826
Management fee payable	447,778
Accrued expenses and other liabilities	437,674
Payable for Portfolio shares purchased	131,906
Premiums received for OTC swap agreements	67,744
Options written outstanding, at value (premiums received $25,391)	3,416
Distribution fee payable	2,246
Affiliated transfer agent fee payable	1,042
Unrealized depreciation on unfunded loan commitments	831

Total Liabilities	168,100,405

NET ASSETS	$1,361,756,259

Net assets were comprised of:
Partners’ Equity	$1,361,756,259

Class I:
Net asset value and redemption price per share, $1,350,221,851 / 98,509,990 outstanding shares of beneficial interest	$13.71

Class III:
Net asset value and redemption price per share, $11,534,408 / 846,007 outstanding shares of beneficial interest.	$13.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$25,735,427
Affiliated dividend income	3,960,314
Unaffiliated dividend income	125,016
Income from securities lending, net (including affiliated income of $31,054)	31,073

Total income	29,851,830

EXPENSES
Management fee	2,441,390
Distribution fee—Class III	12,722
Custodian and accounting fees	51,185
Audit fee	44,630
Shareholders’ reports	28,618
Professional Fees	13,911
Trustees’ fees	13,333
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	26,385

Total expenses	2,637,484

NET INVESTMENT INCOME (LOSS)	27,214,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,156))	(7,310,354)
Futures transactions	(6,467,894)
Forward currency contract transactions	(3,106,887)
Options written transactions	1,036,812
Swap agreements transactions	1,955,686
Foreign currency transactions	(262,506)

(14,155,143)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,730))	18,438,768
Futures	(3,326,289)
Forward currency contracts	1,890,201
Options written	(154,118)
Swap agreements	(1,712,470)
Foreign currencies	(296,381)
Unfunded loan commitments	(831)

14,838,880

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	683,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,898,083

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$27,214,346	$37,708,473
Net realized gain (loss) on investment and foreign currency transactions	(14,155,143)	(62,508,780)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,838,880	(169,669,875)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,898,083	(194,470,182)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	279,095,237	45,246,239
Net asset value of shares issued in merger	—	46,303,369
Portfolio shares purchased	(39,090,294)	(106,286,659)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	240,004,943	(14,737,051)

TOTAL INCREASE (DECREASE)	267,903,026	(209,207,233)
NET ASSETS:
Beginning of period	1,093,853,233	1,303,060,466

End of period	$1,361,756,259	$1,093,853,233

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.33		$15.66	$15.78	$14.55	$13.12	$13.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.45	0.40	0.45	0.49	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08		(2.78)	(0.52)	0.78	0.94	(0.48)

Total from investment operations	0.38		(2.33)	(0.12)	1.23	1.43	(0.03)

Capital Contributions	—		—	—	—	—	0.01	(b)

Net Asset Value, end of period	$13.71		$13.33	$15.66	$15.78	$14.55	$13.12

Total Return(c)	2.77%		(14.81)%	(0.76)%	8.45%	10.90%	(0.15	)%(d)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,350		$1,085	$1,298	$1,293	$1,190	$1,123
Average net assets (in millions)	$1,221		$1,155	$1,292	$1,235	$1,166	$1,132
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.43%	0.42%	0.43%	0.44%	0.44%
Expenses before waivers and/or expense reimbursement	0.43	%(f)	0.43%	0.42%	0.43%	0.44%	0.44%
Net investment income (loss)	4.46	%(f)	3.25%	2.55%	2.99%	3.53%	3.44%
Portfolio turnover rate(g)	182%		182%	49%	35%	48%	51%

Class III
	Six Months
	Ended			April 26, 2021(h)
	June 30,		Year Ended December 31,	through December 31,
	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.28		$15.64	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.43	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(2.79)	0.05	(i)

Total from investment operations	0.35		(2.36)	0.29

Net Asset Value, end of period	$13.63		$13.28	$15.64

Total Return(c)	2.64%		(15.09)%	1.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12		$9	$5
Average net assets (in millions)	$10		$8	$2
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.68%	0.66	%(j)
Expenses before waivers and/or expense reimbursement	0.68	%(f)	0.68%	0.66	%(j)
Net investment income (loss)	4.20	%(f)	3.08%	2.24	%(j)
Portfolio turnover rate(g)	182%		182%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.
(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Commencement of offering.
(i)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF SMALL-CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.4%
AAR Corp.*	37,581	$2,170,678
Aerojet Rocketdyne Holdings, Inc.*(a)	86,471	4,744,664
AeroVironment, Inc.*	28,733	2,938,811
Kaman Corp.	32,123	781,553
Moog, Inc. (Class A Stock)	32,744	3,550,432
National Presto Industries, Inc.	5,807	425,072
Triumph Group, Inc.*	74,151	917,248

		15,528,458

Air Freight & Logistics — 0.5%
Forward Air Corp.	29,601	3,140,962
Hub Group, Inc. (Class A Stock)*	37,290	2,995,133

		6,136,095

Automobile Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	133,450	1,103,632
Dana, Inc.	146,350	2,487,950
Dorman Products, Inc.*	32,271	2,543,923
Gentherm, Inc.*	37,769	2,134,326
LCI Industries(a)	28,848	3,645,233
Patrick Industries, Inc.(a)	24,157	1,932,560
Standard Motor Products, Inc.	21,423	803,791
XPEL, Inc.*(a)	22,352	1,882,485

		16,533,900

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	34,846	2,323,880

Banks — 8.2%
Ameris Bancorp	74,352	2,543,582
Atlantic Union Bankshares Corp.(a)	85,518	2,219,192
Axos Financial, Inc.*	59,980	2,365,611
Banc of California, Inc.	61,096	707,492
BancFirst Corp.	19,877	1,828,684
Bancorp, Inc. (The)*	62,276	2,033,311
Bank of Hawaii Corp.(a)	45,200	1,863,596
BankUnited, Inc.(a)	84,837	1,828,237
Banner Corp.	39,137	1,709,113
Berkshire Hills Bancorp, Inc.	50,473	1,046,305
Brookline Bancorp, Inc.	100,111	874,970
Capitol Federal Financial, Inc.	144,381	890,831
Central Pacific Financial Corp.	30,784	483,617
City Holding Co.(a)	17,178	1,545,848
Community Bank System, Inc.(a)	61,186	2,868,400
Customers Bancorp, Inc.*(a)	33,496	1,013,589
CVB Financial Corp.(a)	149,323	1,983,009
Dime Community Bancshares, Inc.	37,190	655,660
Eagle Bancorp, Inc.	35,035	741,341
FB Financial Corp.	40,005	1,122,140
First Bancorp(a)	46,662	1,388,194
First BanCorp. (Puerto Rico)	205,011	2,505,234
First Commonwealth Financial Corp.	117,332	1,484,250
First Financial Bancorp(a)	108,524	2,218,231
First Hawaiian, Inc.(a)	145,482	2,620,131
Fulton Financial Corp.(a)	188,550	2,247,516
Hanmi Financial Corp.	34,852	520,340
Heritage Financial Corp.	39,986	646,574

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hilltop Holdings, Inc.	52,559	$1,653,506
Hope Bancorp, Inc.	136,745	1,151,393
Independent Bank Corp.	50,235	2,235,960
Independent Bank Group, Inc.	40,464	1,397,222
Lakeland Financial Corp.(a)	28,978	1,406,013
National Bank Holdings Corp. (Class A Stock)	43,019	1,249,272
NBT Bancorp, Inc.(a)	48,917	1,558,006
Northfield Bancorp, Inc.	46,708	512,854
Northwest Bancshares, Inc.	144,873	1,535,654
OFG Bancorp (Puerto Rico)	54,206	1,413,692
Pacific Premier Bancorp, Inc.	109,225	2,258,773
PacWest Bancorp(a)	134,616	1,097,120
Park National Corp.(a)	16,415	1,679,583
Pathward Financial, Inc.	30,703	1,423,391
Preferred Bank	15,048	827,490
Provident Financial Services, Inc.(a)	86,059	1,406,204
Renasant Corp.	63,945	1,670,883
S&T Bancorp, Inc.	44,429	1,208,025
Seacoast Banking Corp. of Florida(a)	95,507	2,110,705
ServisFirst Bancshares, Inc.(a)	55,721	2,280,103
Simmons First National Corp. (Class A Stock)(a)	145,199	2,504,683
Southside Bancshares, Inc.(a)	33,493	876,177
Stellar Bancorp, Inc.(a)	51,642	1,182,085
Tompkins Financial Corp.	14,413	802,804
Triumph Financial, Inc.*(a)	25,045	1,520,732
TrustCo Bank Corp.	21,680	620,265
Trustmark Corp.	69,633	1,470,649
United Community Banks, Inc.(a)	131,308	3,281,387
Veritex Holdings, Inc.	61,860	1,109,150
Washington Federal, Inc.(a)	75,041	1,990,087
Westamerica BanCorp	30,405	1,164,511
WSFS Financial Corp.	70,060	2,642,663

		93,196,040

Beverages — 0.3%
MGP Ingredients, Inc.	17,573	1,867,659
National Beverage Corp.*	26,603	1,286,255

		3,153,914

Biotechnology — 2.0%
Anika Therapeutics, Inc.*(a)	16,834	437,347
Arcus Biosciences, Inc.*(a)	60,023	1,219,067
Avid Bioservices, Inc.*(a)	71,298	996,033
Catalyst Pharmaceuticals, Inc.*(a)	111,169	1,494,111
Coherus Biosciences, Inc.*	76,282	325,724
Cytokinetics, Inc.*(a)	109,050	3,557,211
Dynavax Technologies Corp.*(a)	136,260	1,760,479
Emergent BioSolutions, Inc.*	51,192	376,261
Enanta Pharmaceuticals, Inc.*	22,593	483,490
Ironwood Pharmaceuticals, Inc.*(a)	154,127	1,639,911
iTeos Therapeutics, Inc.*	28,140	372,574
Myriad Genetics, Inc.*	92,994	2,155,601
OmniAb, Inc. ($ 12.50 Earnout Shares)*^(a)	5,596	1
OmniAb, Inc. ($ 15 Earnout Shares)*^(a)	5,596	1
REGENXBIO, Inc.*	43,118	861,929

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
uniQure NV (Netherlands)*	47,739	$547,089
Vanda Pharmaceuticals, Inc.*	65,511	431,717
Vericel Corp.*	54,236	2,037,647
Vir Biotechnology, Inc.*	87,067	2,135,754
Xencor, Inc.*(a)	68,855	1,719,309

		22,551,256

Building Products — 1.9%
AAON, Inc.(a)	48,797	4,626,444
American Woodmark Corp.*	18,970	1,448,739
Apogee Enterprises, Inc.	25,395	1,205,501
AZZ, Inc.	28,411	1,234,742
Gibraltar Industries, Inc.*	34,683	2,182,254
Griffon Corp.	54,155	2,182,446
Insteel Industries, Inc.	22,093	687,534
Masterbrand, Inc.*	146,537	1,704,225
PGT Innovations, Inc.*	66,955	1,951,738
Quanex Building Products Corp.	37,927	1,018,340
Resideo Technologies, Inc.*	167,757	2,962,589

		21,204,552

Capital Markets — 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	78,000	3,066,180
Avantax, Inc.*	44,008	984,899
B. Riley Financial, Inc.(a)	17,961	825,847
Brightsphere Investment Group, Inc.(a)	36,881	772,657
Donnelley Financial Solutions, Inc.*	28,836	1,312,903
Moelis & Co. (Class A Stock)(a)	75,850	3,439,039
Piper Sandler Cos.(a)	16,822	2,174,412
StoneX Group, Inc.*	20,117	1,671,320
Virtus Investment Partners, Inc.	7,813	1,542,833
WisdomTree, Inc.(a)	129,348	887,327

		16,677,417

Chemicals — 2.9%
AdvanSix, Inc.	31,443	1,099,876
American Vanguard Corp.	31,550	563,799
Balchem Corp.	36,745	4,953,593
FutureFuel Corp.	29,447	260,606
Hawkins, Inc.	21,584	1,029,341
HB Fuller Co.	61,378	4,389,141
Ingevity Corp.*	38,900	2,262,424
Innospec, Inc.	28,359	2,848,378
Koppers Holdings, Inc.	23,769	810,523
Livent Corp.*(a)	204,895	5,620,270
Mativ Holdings, Inc.(a)	62,545	945,680
Minerals Technologies, Inc.	37,121	2,141,510
Quaker Chemical Corp.(a)	15,565	3,033,619
Stepan Co.(a)	24,179	2,310,545
Trinseo PLC	40,096	508,016

		32,777,321

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	75,362	3,214,189
Brady Corp. (Class A Stock)	52,580	2,501,231
CoreCivic, Inc.*	129,623	1,219,752
Deluxe Corp.	49,534	865,854

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Enviri Corp.*	90,926	$897,440
GEO Group, Inc. (The)*(a)	143,717	1,029,014
Healthcare Services Group, Inc.(a)	84,589	1,262,914
HNI Corp.	52,947	1,492,046
Interface, Inc.	66,150	581,459
Liquidity Services, Inc.*	26,591	438,752
Matthews International Corp. (Class A Stock)(a)	34,707	1,479,212
MillerKnoll, Inc.	86,217	1,274,287
OPENLANE, Inc.*(a)	124,537	1,895,453
Pitney Bowes, Inc.(a)	186,225	659,237
UniFirst Corp.	17,223	2,669,737
Viad Corp.*	23,766	638,830

		22,119,407

Communications Equipment — 1.6%
ADTRAN Holdings, Inc.	81,610	859,353
Clearfield, Inc.*(a)	14,450	684,208
Digi International, Inc.*(a)	40,898	1,610,972
Extreme Networks, Inc.*	147,078	3,831,382
Harmonic, Inc.*	126,958	2,052,911
NETGEAR, Inc.*	33,145	469,333
NetScout Systems, Inc.*	76,887	2,379,653
Viasat, Inc.*(a)	87,065	3,592,302
Viavi Solutions, Inc.*	253,637	2,873,707

		18,353,821

Construction & Engineering — 1.7%
Arcosa, Inc.	55,213	4,183,489
Comfort Systems USA, Inc.	40,787	6,697,225
Dycom Industries, Inc.*	33,478	3,804,775
Granite Construction, Inc.(a)	50,024	1,989,955
MYR Group, Inc.*	19,050	2,635,377

		19,310,821

Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	57,130	1,793,311
Encore Capital Group, Inc.*(a)	26,783	1,302,189
Enova International, Inc.*	35,603	1,891,231
EZCORP, Inc. (Class A Stock)*(a)	59,782	500,973
Green Dot Corp. (Class A Stock)*	52,836	990,147
Navient Corp.	112,350	2,087,463
PRA Group, Inc.*	44,643	1,020,093
PROG Holdings, Inc.*	53,279	1,711,322
World Acceptance Corp.*(a)	3,814	511,114

		11,807,843

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	35,878	1,655,770
Chefs’ Warehouse, Inc. (The)*	40,127	1,434,941
PriceSmart, Inc.	28,649	2,121,745
SpartanNash Co.	40,040	901,300
United Natural Foods, Inc.*	67,736	1,324,239

		7,437,995

Containers & Packaging — 0.4%
Myers Industries, Inc.	41,922	814,544

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
O-I Glass, Inc.*	177,075	$3,777,010

		4,591,554

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.*	49,740	1,708,072
Frontdoor, Inc.*	93,102	2,969,954
Mister Car Wash, Inc.*(a)	91,456	882,550
Perdoceo Education Corp.*	76,956	944,250
Strategic Education, Inc.	25,505	1,730,259
Stride, Inc.*(a)	46,600	1,734,918

		9,970,003

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	82,755	1,537,588
American Assets Trust, Inc.(a)	59,552	1,143,398
Armada Hoffler Properties, Inc.	77,454	904,663
Essential Properties Realty Trust, Inc.(a)	169,085	3,980,261
Global Net Lease, Inc.(a)	118,410	1,217,255

		8,783,165

Diversified Telecommunication Services — 0.6%
ATN International, Inc.	12,224	447,399
Cogent Communications Holdings, Inc.	48,946	3,293,576
Consolidated Communications Holdings, Inc.*	85,140	326,086
Lumen Technologies, Inc.(a)	1,053,618	2,381,177

		6,448,238

Electric Utilities — 0.3%
Otter Tail Corp.(a)	47,549	3,754,469

Electrical Equipment — 0.5%
Encore Wire Corp.(a)	20,466	3,805,243
Powell Industries, Inc.	10,420	631,348
SunPower Corp.*(a)	97,750	957,950

		5,394,541

Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	42,796	4,769,614
Arlo Technologies, Inc.*	104,538	1,140,510
Badger Meter, Inc.	33,423	4,931,898
Benchmark Electronics, Inc.	40,615	1,049,085
CTS Corp.	35,976	1,533,657
ePlus, Inc.*	30,604	1,723,005
Fabrinet (Thailand)*	41,391	5,375,863
Insight Enterprises, Inc.*	33,001	4,829,366
Itron, Inc.*(a)	51,710	3,728,291
Knowles Corp.*	104,199	1,881,834
Methode Electronics, Inc.	41,048	1,375,929
OSI Systems, Inc.*	17,742	2,090,540
PC Connection, Inc.	12,862	580,076
Plexus Corp.*	31,502	3,094,757
Rogers Corp.*	21,215	3,435,345
Sanmina Corp.*	66,538	4,010,245
ScanSource, Inc.*	28,381	838,942
TTM Technologies, Inc.*	116,992	1,626,189

		48,015,146

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 1.8%
Archrock, Inc.(a)	153,677	$1,575,189
Bristow Group, Inc.*	26,850	771,401
Core Laboratories, Inc.(a)	53,198	1,236,853
Dril-Quip, Inc.*	38,968	906,785
Helix Energy Solutions Group, Inc.*(a)	162,375	1,198,327
Helmerich & Payne, Inc.(a)	116,886	4,143,609
Nabors Industries Ltd.*(a)	10,334	961,372
NexTier Oilfield Solutions, Inc.*(a)	170,862	1,527,506
Oceaneering International, Inc.*	114,898	2,148,593
Oil States International, Inc.*	73,264	547,282
Patterson-UTI Energy, Inc.	237,476	2,842,588
ProPetro Holding Corp.*	110,395	909,655
RPC, Inc.(a)	94,617	676,512
U.S. Silica Holdings, Inc.*	87,855	1,065,681

		20,511,353

Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	123,371	2,035,621
Marcus Corp. (The)(a)	28,059	416,115

		2,451,736

Financial Services — 1.5%
EVERTEC, Inc. (Puerto Rico)	74,132	2,730,281
Mr. Cooper Group, Inc.*	77,511	3,925,157
NMI Holdings, Inc. (Class A Stock)*	94,957	2,451,790
Payoneer Global, Inc.*	233,818	1,124,665
Radian Group, Inc.(a)	178,269	4,506,640
Walker & Dunlop, Inc.	35,335	2,794,645

		17,533,178

Food Products — 1.9%
B&G Foods, Inc.(a)	82,357	1,146,409
Calavo Growers, Inc.	20,157	584,956
Cal-Maine Foods, Inc.(a)	43,327	1,949,715
Fresh Del Monte Produce, Inc.	35,026	900,519
Hain Celestial Group, Inc. (The)*	101,984	1,275,820
Hostess Brands, Inc.*	151,475	3,835,347
J & J Snack Foods Corp.	17,122	2,711,440
John B. Sanfilippo & Son, Inc.	10,218	1,198,265
Seneca Foods Corp. (Class A Stock)*	6,027	196,962
Simply Good Foods Co. (The)*	96,455	3,529,288
Tootsie Roll Industries, Inc.	20,527	726,861
TreeHouse Foods, Inc.*	57,778	2,910,856

		20,966,438

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	20,287	2,414,153
Northwest Natural Holding Co.	41,000	1,765,050

		4,179,203

Ground Transportation — 0.7%
ArcBest Corp.	27,316	2,698,821
Heartland Express, Inc.	53,134	871,929
Marten Transport Ltd.	65,766	1,413,969
RXO, Inc.*	133,319	3,022,341

		8,007,060

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 2.8%
AngioDynamics, Inc.*	44,724	$466,471
Artivion, Inc.*	46,634	801,638
Avanos Medical, Inc.*	53,198	1,359,741
CONMED Corp.(a)	34,865	4,737,805
Embecta Corp.	65,312	1,410,739
Glaukos Corp.*	54,964	3,913,986
Integer Holdings Corp.*	37,923	3,360,357
LeMaitre Vascular, Inc.	22,233	1,495,836
Merit Medical Systems, Inc.*	65,570	5,484,275
NuVasive, Inc.*	59,724	2,483,921
OraSure Technologies, Inc.*	83,523	418,450
Orthofix Medical, Inc.*	39,596	715,104
Tandem Diabetes Care, Inc.*	73,694	1,808,451
UFP Technologies, Inc.*	7,800	1,512,030
Varex Imaging Corp.*	46,082	1,086,153
Zynex, Inc.*(a)	24,267	232,721

		31,287,678

Health Care Providers & Services — 3.3%
AdaptHealth Corp.*(a)	87,215	1,061,407
Addus HomeCare Corp.*	18,491	1,714,116
Agiliti, Inc.*(a)	38,319	632,264
AMN Healthcare Services, Inc.*(a)	45,203	4,932,551
Apollo Medical Holdings, Inc.*(a)	45,915	1,450,914
Community Health Systems, Inc.*	145,024	638,106
CorVel Corp.*	10,368	2,006,208
Cross Country Healthcare, Inc.*(a)	38,906	1,092,480
Enhabit, Inc.*	57,129	656,983
Ensign Group, Inc. (The)	63,825	6,092,734
Fulgent Genetics, Inc.*(a)	22,682	839,914
ModivCare, Inc.*(a)	14,529	656,856
NeoGenomics, Inc.*	145,455	2,337,462
Owens & Minor, Inc.*	86,894	1,654,462
Pediatrix Medical Group, Inc.*	94,132	1,337,616
Privia Health Group, Inc.*	106,850	2,789,853
RadNet, Inc.*	65,432	2,134,392
Select Medical Holdings Corp.	118,887	3,787,740
U.S. Physical Therapy, Inc.	16,794	2,038,624

		37,854,682

Health Care REITs — 0.5%
CareTrust REIT, Inc.(a)	113,435	2,252,819
Community Healthcare Trust, Inc.	27,793	917,725
LTC Properties, Inc.(a)	47,208	1,558,808
Universal Health Realty Income Trust	14,500	689,910

		5,419,262

Health Care Technology — 0.9%
Certara, Inc.*(a)	120,295	2,190,572
Computer Programs & Systems, Inc.*	16,181	399,509
HealthStream, Inc.	27,621	678,372
NextGen Healthcare, Inc.*	60,985	989,177
Schrodinger, Inc.*(a)	61,100	3,050,112
Simulations Plus, Inc.	18,031	781,283
Veradigm, Inc.*	124,576	1,569,657

		9,658,682

	Shares	Value

COMMON STOCKS (continued)
Hotel & Resort REITs — 0.9%
Chatham Lodging Trust	55,701	$521,361
DiamondRock Hospitality Co.(a)	239,204	1,916,024
Pebblebrook Hotel Trust(a)	140,381	1,956,911
Service Properties Trust	188,640	1,639,282
Summit Hotel Properties, Inc.	122,549	797,794
Sunstone Hotel Investors, Inc.(a)	236,142	2,389,757
Xenia Hotels & Resorts, Inc.	124,855	1,536,965

		10,758,094

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.*	26,825	853,035
Bloomin’ Brands, Inc.	99,518	2,676,039
Brinker International, Inc.*	50,504	1,848,446
Cheesecake Factory, Inc. (The)(a)	54,435	1,882,362
Chuy’s Holdings, Inc.*(a)	20,666	843,586
Cracker Barrel Old Country Store, Inc.(a)	25,266	2,354,286
Dave & Buster’s Entertainment, Inc.*	45,649	2,034,119
Dine Brands Global, Inc.(a)	17,877	1,037,402
El Pollo Loco Holdings, Inc.	21,792	191,116
Golden Entertainment, Inc.*	25,296	1,057,373
Jack in the Box, Inc.	23,500	2,291,955
Monarch Casino & Resort, Inc.	15,289	1,077,110
Sabre Corp.*(a)	378,656	1,207,913
Shake Shack, Inc. (Class A Stock)*	42,689	3,317,789
Six Flags Entertainment Corp.*(a)	84,521	2,195,856

		24,868,387

Household Durables — 3.1%
Cavco Industries, Inc.*	9,220	2,719,900
Century Communities, Inc.(a)	32,491	2,489,460
Ethan Allen Interiors, Inc.(a)	26,023	735,931
Green Brick Partners, Inc.*	30,634	1,740,011
Installed Building Products, Inc.(a)	26,563	3,723,070
iRobot Corp.*(a)	31,034	1,404,289
La-Z-Boy, Inc.(a)	49,217	1,409,575
LGI Homes, Inc.*(a)	23,610	3,184,753
M/I Homes, Inc.*	31,733	2,766,800
MDC Holdings, Inc.	66,681	3,118,670
Meritage Homes Corp.(a)	41,918	5,963,674
Sonos, Inc.*(a)	146,343	2,389,781
Tri Pointe Homes, Inc.*	114,055	3,747,847

		35,393,761

Household Products — 0.4%
Central Garden & Pet Co.*	11,016	427,090
Central Garden & Pet Co. (Class A Stock)*	46,979	1,712,854
WD-40 Co.(a)	15,476	2,919,548

		5,059,492

Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	31,972	2,334,275
LXP Industrial Trust	333,337	3,250,036

		5,584,311

Insurance — 2.2%
Ambac Financial Group, Inc.*	51,690	736,066

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
American Equity Investment Life Holding Co.	71,992	$3,751,503
AMERISAFE, Inc.	21,847	1,164,882
Assured Guaranty Ltd.	67,615	3,772,917
Employers Holdings, Inc.	30,660	1,146,991
Genworth Financial, Inc. (Class A Stock)*	545,013	2,725,065
HCI Group, Inc.(a)	7,764	479,660
Horace Mann Educators Corp.	46,561	1,380,999
James River Group Holdings Ltd.	42,920	783,719
Mercury General Corp.	30,285	916,727
Palomar Holdings, Inc.*	28,339	1,644,796
ProAssurance Corp.	61,594	929,453
Safety Insurance Group, Inc.	16,934	1,214,506
SiriusPoint Ltd. (Bermuda)*	97,793	883,071
Stewart Information Services Corp.(a)	31,076	1,278,467
Trupanion, Inc.*	40,415	795,367
United Fire Group, Inc.	24,748	560,790
Universal Insurance Holdings, Inc.	31,263	482,388

		24,647,367

Interactive Media & Services — 0.7%
Cargurus, Inc.*	101,800	2,303,734
Cars.com, Inc.*	70,750	1,402,265
QuinStreet, Inc.*	58,026	512,370
Shutterstock, Inc.(a)	27,541	1,340,420
Yelp, Inc.*	78,482	2,857,530

		8,416,319

IT Services — 0.3%
Perficient, Inc.*(a)	39,729	3,310,618

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	20,174	1,068,415
Vista Outdoor, Inc.*(a)	65,113	1,801,677

		2,870,092

Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.*	39,647	876,198
Cytek Biosciences, Inc.*(a)	91,257	779,335
Mesa Laboratories, Inc.(a)	5,728	736,048

		2,391,581

Machinery — 5.5%
3D Systems Corp.*(a)	149,543	1,484,962
Alamo Group, Inc.	11,765	2,163,701
Albany International Corp. (Class A Stock)	35,519	3,313,212
Astec Industries, Inc.	25,915	1,177,578
Barnes Group, Inc.	57,723	2,435,333
CIRCOR International, Inc.*	23,239	1,311,842
Enerpac Tool Group Corp.	65,196	1,760,292
EnPro Industries, Inc.	23,807	3,178,949
ESCO Technologies, Inc.	29,378	3,044,442
Federal Signal Corp.	69,353	4,440,673
Franklin Electric Co., Inc.	44,245	4,552,811
Greenbrier Cos., Inc. (The)	36,381	1,568,021
Hillenbrand, Inc.	79,309	4,066,966
John Bean Technologies Corp.	36,280	4,400,764

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Kennametal, Inc.(a)	91,555	$2,599,246
Lindsay Corp.(a)	12,552	1,497,956
Mueller Industries, Inc.(a)	65,000	5,673,200
Proto Labs, Inc.*	29,804	1,041,948
SPX Technologies, Inc.*	51,890	4,409,093
Standex International Corp.	13,571	1,919,889
Tennant Co.	21,095	1,711,015
Titan International, Inc.*	58,326	669,582
Trinity Industries, Inc.	92,553	2,379,538
Wabash National Corp.(a)	54,135	1,388,021

		62,189,034

Marine Transportation — 0.3%
Matson, Inc.	40,888	3,178,224

Media — 0.7%
AMC Networks, Inc. (Class A Stock)*	32,511	388,507
DISH Network Corp. (Class A Stock)*(a)	288,500	1,901,215
EW Scripps Co. (The) (Class A Stock)*	66,829	611,485
John Wiley & Sons, Inc. (Class A Stock)	48,700	1,657,261
Scholastic Corp.	33,269	1,293,831
TechTarget, Inc.*(a)	29,465	917,246
Thryv Holdings, Inc.*(a)	35,325	868,995

		7,638,540

Metals & Mining — 2.1%
Arconic Corp.*	117,104	3,463,936
ATI, Inc.*	146,606	6,484,383
Carpenter Technology Corp.	55,362	3,107,469
Century Aluminum Co.*	58,968	514,201
Compass Minerals International, Inc.	38,918	1,323,212
Haynes International, Inc.	14,519	737,856
Kaiser Aluminum Corp.	18,211	1,304,636
Materion Corp.	23,498	2,683,472
Olympic Steel, Inc.	10,895	533,855
SunCoke Energy, Inc.	95,476	751,396
TimkenSteel Corp.*	44,533	960,577
Warrior Met Coal, Inc.	59,206	2,306,074

		24,171,067

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc.(a)	148,296	1,678,711
Arbor Realty Trust, Inc.(a)	206,600	3,061,812
ARMOUR Residential REIT, Inc.(a)	222,932	1,188,228
Ellington Financial, Inc.(a)	72,780	1,004,364
Franklin BSP Realty Trust, Inc.	93,825	1,328,562
Invesco Mortgage Capital, Inc.	47,499	544,813
KKR Real Estate Finance Trust, Inc.(a)	66,158	805,143
New York Mortgage Trust, Inc.(a)	103,980	1,031,482
PennyMac Mortgage Investment Trust(a)	99,856	1,346,059
Ready Capital Corp.(a)	184,033	2,075,892
Redwood Trust, Inc.(a)	130,013	828,183
Two Harbors Investment Corp.(a)	110,229	1,529,978

		16,423,227

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities — 0.4%
Avista Corp.	86,304	$3,389,158
Unitil Corp.	18,361	931,086

		4,320,244

Office REITs — 0.9%
Brandywine Realty Trust(a)	196,011	911,451
Douglas Emmett, Inc.(a)	193,450	2,431,667
Easterly Government Properties, Inc.(a)	106,468	1,543,786
Hudson Pacific Properties, Inc.	146,187	616,909
JBG SMITH Properties(a)	110,561	1,662,837
Office Properties Income Trust	55,391	426,511
Orion Office REIT, Inc.(a)	64,612	427,085
SL Green Realty Corp.(a)	73,393	2,205,460

		10,225,706

Oil, Gas & Consumable Fuels — 2.8%
California Resources Corp.	80,350	3,639,051
Callon Petroleum Co.*(a)	58,557	2,053,594
Civitas Resources, Inc.	55,934	3,880,142
Comstock Resources, Inc.(a)	104,429	1,211,376
CONSOL Energy, Inc.	36,350	2,464,894
CVR Energy, Inc.	33,230	995,571
Dorian LPG Ltd.	37,812	969,878
Green Plains, Inc.*(a)	67,867	2,188,032
Northern Oil & Gas, Inc.(a)	92,254	3,166,157
Par Pacific Holdings, Inc.*	64,046	1,704,264
REX American Resources Corp.*	17,443	607,191
SM Energy Co.	137,402	4,346,025
Talos Energy, Inc.*	123,120	1,707,674
Vital Energy, Inc.*(a)	21,131	954,065
World Kinect Corp.	70,870	1,465,592

		31,353,506

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	19,309	604,758
Mercer International, Inc. (Germany)	46,221	373,003
Sylvamo Corp.(a)	36,322	1,469,225

		2,446,986

Passenger Airlines — 0.5%
Allegiant Travel Co.*	17,866	2,256,119
Hawaiian Holdings, Inc.*	58,765	632,899
SkyWest, Inc.*	50,586	2,059,862
Sun Country Airlines Holdings, Inc.*	41,671	936,764

		5,885,644

Personal Care Products — 1.4%
Edgewell Personal Care Co.(a)	58,265	2,406,927
elf Beauty, Inc.*	57,737	6,595,297
Inter Parfums, Inc.	20,447	2,765,048
Medifast, Inc.	12,404	1,143,153
Nu Skin Enterprises, Inc. (Class A Stock)	56,831	1,886,789
USANA Health Sciences, Inc.*	12,763	804,580

		15,601,794

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.*(a)	42,858	$2,463,049
ANI Pharmaceuticals, Inc.*	15,880	854,821
Collegium Pharmaceutical, Inc.*	39,469	848,189
Corcept Therapeutics, Inc.*(a)	103,092	2,293,797
Harmony Biosciences Holdings, Inc.*	34,179	1,202,759
Innoviva, Inc.*	67,206	855,532
Ligand Pharmaceuticals, Inc.*	18,721	1,349,784
Pacira BioSciences, Inc.*	52,418	2,100,389
Phibro Animal Health Corp. (Class A Stock)	23,200	317,840
Prestige Consumer Healthcare, Inc.*	56,580	3,362,550
Supernus Pharmaceuticals, Inc.*(a)	62,100	1,866,726

		17,515,436

Professional Services — 1.2%
CSG Systems International, Inc.	34,581	1,823,802
Forrester Research, Inc.*	12,904	375,377
Heidrick & Struggles International, Inc.	22,856	604,998
Kelly Services, Inc. (Class A Stock)	37,334	657,452
Korn Ferry	59,682	2,956,646
NV5 Global, Inc.*(a)	14,330	1,587,334
Resources Connection, Inc.	36,442	572,504
TrueBlue, Inc.*	35,398	626,899
TTEC Holdings, Inc.	21,561	729,624
Verra Mobility Corp.*(a)	159,463	3,144,611

		13,079,247

Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.*	125,873	840,832
Cushman & Wakefield PLC*(a)	186,407	1,524,809
eXp World Holdings, Inc.(a)	84,000	1,703,520
Kennedy-Wilson Holdings, Inc.(a)	135,117	2,206,461
Marcus & Millichap, Inc.	27,630	870,621
RE/MAX Holdings, Inc. (Class A Stock)	20,665	398,008
St. Joe Co. (The)(a)	38,587	1,865,295

		9,409,546

Residential REITs — 0.5%
Centerspace	17,043	1,045,758
Elme Communities	100,009	1,644,148
NexPoint Residential Trust, Inc.	26,045	1,184,527
Veris Residential, Inc.*	90,979	1,460,213

		5,334,646

Retail REITs — 2.0%
Acadia Realty Trust	108,576	1,562,409
Getty Realty Corp.(a)	51,311	1,735,338
Macerich Co. (The)	245,050	2,761,714
Phillips Edison & Co., Inc.(a)	133,650	4,554,792
Retail Opportunity Investments Corp.	143,689	1,941,239
RPT Realty	98,842	1,032,899
Saul Centers, Inc.	14,728	542,432
SITE Centers Corp.	207,597	2,744,432
Tanger Factory Outlet Centers, Inc.(a)	119,948	2,647,252
Urban Edge Properties(a)	134,066	2,068,638
Urstadt Biddle Properties, Inc. (Class A Stock)	33,019	701,984

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Whitestone REIT	52,987	$513,974

		22,807,103

Semiconductors & Semiconductor Equipment — 4.7%
Alpha & Omega Semiconductor Ltd.*	25,395	832,956
Axcelis Technologies, Inc.*(a)	37,280	6,834,542
CEVA, Inc.*	26,693	682,006
Cohu, Inc.*	54,202	2,252,635
Diodes, Inc.*	52,050	4,814,105
FormFactor, Inc.*	87,943	3,009,409
Ichor Holdings Ltd.*	33,151	1,243,163
Kulicke & Soffa Industries, Inc. (Singapore)	64,434	3,830,601
MaxLinear, Inc.*	83,905	2,648,042
Onto Innovation, Inc.*(a)	55,807	6,499,841
PDF Solutions, Inc.*	34,018	1,534,212
Photronics, Inc.*	71,221	1,836,790
Rambus, Inc.*	124,029	7,958,941
Semtech Corp.*	72,946	1,857,205
SiTime Corp.*	18,670	2,202,500
SMART Global Holdings, Inc.*	55,980	1,623,980
Ultra Clean Holdings, Inc.*	50,950	1,959,537
Veeco Instruments, Inc.*	58,949	1,513,810

		53,134,275

Software — 2.9%
8x8, Inc.*(a)	128,894	545,222
A10 Networks, Inc.	73,396	1,070,848
Adeia, Inc.	121,259	1,335,062
Agilysys, Inc.*	22,693	1,557,647
Alarm.com Holdings, Inc.*	56,839	2,937,439
Cerence, Inc.*(a)	45,953	1,343,206
Consensus Cloud Solutions, Inc.*(a)	19,957	618,667
Digital Turbine, Inc.*	102,933	955,218
DoubleVerify Holdings, Inc.*	100,489	3,911,032
Ebix, Inc.(a)	26,770	674,604
InterDigital, Inc.(a)	30,505	2,945,258
LiveRamp Holdings, Inc.*	73,794	2,107,557
N-able, Inc.*	76,788	1,106,515
OneSpan, Inc.*	40,564	601,970
Progress Software Corp.	49,362	2,867,932
SPS Commerce, Inc.*(a)	41,643	7,997,954
Xperi, Inc.*(a)	48,484	637,565

		33,213,696

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	99,125	2,517,775
Outfront Media, Inc.(a)	167,447	2,632,267
Safehold, Inc.(a)	45,933	1,089,990
Uniti Group, Inc.	272,031	1,256,783

		7,496,815

Specialty Retail — 4.3%
Aaron’s Co., Inc. (The)	35,265	498,647
Abercrombie & Fitch Co. (Class A Stock)*	57,082	2,150,850
Academy Sports & Outdoors, Inc.	87,910	4,751,536
American Eagle Outfitters, Inc.(a)	209,279	2,469,492

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
America’s Car-Mart, Inc.*(a)	6,616	$660,144
Asbury Automotive Group, Inc.*(a)	24,536	5,898,945
Boot Barn Holdings, Inc.*(a)	34,007	2,880,053
Buckle, Inc. (The)	33,927	1,173,874
Caleres, Inc.(a)	41,377	990,152
Chico’s FAS, Inc.*	140,745	752,986
Designer Brands, Inc. (Class A Stock)(a)	59,427	600,213
Group 1 Automotive, Inc.	16,109	4,157,733
Guess?, Inc.(a)	34,125	663,731
Haverty Furniture Cos., Inc.(a)	15,219	459,918
Hibbett, Inc.	14,515	526,749
Leslie’s, Inc.*(a)	169,791	1,594,338
MarineMax, Inc.*	24,909	850,891
Monro, Inc.(a)	35,805	1,454,757
National Vision Holdings, Inc.*	89,058	2,163,219
ODP Corp. (The)*	38,737	1,813,666
Sally Beauty Holdings, Inc.*	122,661	1,514,863
Shoe Carnival, Inc.	19,349	454,315
Signet Jewelers Ltd.(a)	51,430	3,356,322
Sleep Number Corp.*(a)	25,286	689,802
Sonic Automotive, Inc. (Class A Stock)(a)	18,136	864,543
Upbound Group, Inc.(a)	57,399	1,786,831
Urban Outfitters, Inc.*	68,605	2,272,884
Victoria’s Secret & Co.*	89,300	1,556,499

		49,007,953

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.*(a)	38,070	970,785
Corsair Gaming, Inc.*	46,552	825,832

		1,796,617

Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.*	46,806	901,952
Hanesbrands, Inc.(a)	398,556	1,809,444
Kontoor Brands, Inc.(a)	56,830	2,392,543
Movado Group, Inc.	17,828	478,325
Oxford Industries, Inc.	16,910	1,664,282
Steven Madden Ltd.(a)	81,397	2,660,868
Wolverine World Wide, Inc.(a)	90,554	1,330,239

		11,237,653

Tobacco — 0.3%
Universal Corp.	27,990	1,397,821
Vector Group Ltd.(a)	151,184	1,936,667

		3,334,488

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	44,074	6,383,237
Boise Cascade Co.	45,064	4,071,532
DXP Enterprises, Inc.*	16,612	604,843
GMS, Inc.*	47,019	3,253,715
NOW, Inc.*	121,983	1,263,744
Veritiv Corp.(a)	15,447	1,940,298

		17,517,369

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

		Shares	Value

COMMON STOCKS (continued)
Water Utilities — 1.0%
American States Water Co.		42,152	$3,667,224
California Water Service Group		63,827	3,295,388
Middlesex Water Co.		20,157	1,625,864
SJW Group(a)		31,535	2,210,919

			10,799,395

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*		74,794	1,272,246
Shenandoah Telecommunications Co.		57,288	1,113,106
Telephone & Data Systems, Inc.		112,710	927,603

			3,312,955

TOTAL COMMON STOCKS (cost $832,072,837)			1,119,670,296

UNAFFILIATED EXCHANGE-TRADED FUND — 0.3%
iShares Core S&P Small-Cap ETF		37,520	3,738,868

(cost $2,958,621)
TOTAL LONG-TERM INVESTMENTS (cost $835,031,458)			1,123,409,164

SHORT-TERM INVESTMENTS — 22.0%

AFFILIATED MUTUAL FUNDS — 21.9%
PGIM Core Ultra Short Bond Fund(wa)		5,559,369	5,559,369
PGIM Institutional Money Market Fund (cost $242,211,288; includes $241,133,832 of cash collateral for securities on loan)(b)(wa)		242,584,713	242,414,904

TOTAL AFFILIATED MUTUAL FUNDS (cost $247,770,657)			247,974,273

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
5.098%	09/14/23	600	593,729

(cost $593,711)
TOTAL SHORT-TERM INVESTMENTS (cost $248,364,368)			248,568,002

TOTAL INVESTMENTS—121.4% (cost $1,083,395,826)			1,371,977,166
Liabilities in excess of other assets(z) — (21.4)%			(241,605,403)

NET ASSETS — 100.0%			$1,130,371,763

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $235,661,769; cash collateral of $241,133,832 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
65	Russell 2000 E-Mini Index	Sep. 2023	$6,187,025	$57,091

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS	$—	$593,729

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$15,528,458	$—	$—
Air Freight & Logistics	6,136,095	—	—
Automobile Components	16,533,900	—	—
Automobiles	2,323,880	—	—
Banks	93,196,040	—	—
Beverages	3,153,914	—	—
Biotechnology	22,551,254	—	2
Building Products	21,204,552	—	—
Capital Markets	16,677,417	—	—
Chemicals	32,777,321	—	—
Commercial Services & Supplies	22,119,407	—	—
Communications Equipment	18,353,821	—	—
Construction & Engineering	19,310,821	—	—
Consumer Finance	11,807,843	—	—
Consumer Staples Distribution & Retail	7,437,995	—	—
Containers & Packaging	4,591,554	—	—
Diversified Consumer Services	9,970,003	—	—
Diversified REITs	8,783,165	—	—
Diversified Telecommunication Services	6,448,238	—	—
Electric Utilities	3,754,469	—	—
Electrical Equipment	5,394,541	—	—
Electronic Equipment, Instruments & Components	48,015,146	—	—
Energy Equipment & Services	20,511,353	—	—
Entertainment	2,451,736	—	—
Financial Services	17,533,178	—	—
Food Products	20,966,438	—	—
Gas Utilities	4,179,203	—	—
Ground Transportation	8,007,060	—	—
Health Care Equipment & Supplies	31,287,678	—	—
Health Care Providers & Services	37,854,682	—	—
Health Care REITs	5,419,262	—	—
Health Care Technology	9,658,682	—	—
Hotel & Resort REITs	10,758,094	—	—
Hotels, Restaurants & Leisure	24,868,387	—	—
Household Durables	35,393,761	—	—
Household Products	5,059,492	—	—
Industrial REITs	5,584,311	—	—
Insurance	24,647,367	—	—
Interactive Media & Services	8,416,319	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
IT Services	$3,310,618	$—	$—
Leisure Products	2,870,092	—	—
Life Sciences Tools & Services	2,391,581	—	—
Machinery	62,189,034	—	—
Marine Transportation	3,178,224	—	—
Media	7,638,540	—	—
Metals & Mining	24,171,067	—	—
Mortgage Real Estate Investment Trusts (REITs)	16,423,227	—	—
Multi-Utilities	4,320,244	—	—
Office REITs	10,225,706	—	—
Oil, Gas & Consumable Fuels	31,353,506	—	—
Paper & Forest Products	2,446,986	—	—
Passenger Airlines	5,885,644	—	—
Personal Care Products	15,601,794	—	—
Pharmaceuticals	17,515,436	—	—
Professional Services	13,079,247	—	—
Real Estate Management & Development	9,409,546	—	—
Residential REITs	5,334,646	—	—
Retail REITs	22,807,103	—	—
Semiconductors & Semiconductor Equipment	53,134,275	—	—
Software	33,213,696	—	—
Specialized REITs	7,496,815	—	—
Specialty Retail	49,007,953	—	—
Technology Hardware, Storage & Peripherals	1,796,617	—	—
Textiles, Apparel & Luxury Goods	11,237,653	—	—
Tobacco	3,334,488	—	—
Trading Companies & Distributors	17,517,369	—	—
Water Utilities	10,799,395	—	—
Wireless Telecommunication Services	3,312,955	—	—
Unaffiliated Exchange-Traded Fund	3,738,868	—	—
Short-Term Investments
Affiliated Mutual Funds	247,974,273	—	—
U.S. Treasury Obligation	—	593,729	—

Total	$1,371,383,435	$593,729	$2

Other Financial Instruments*
Assets
Futures Contracts	$57,091	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (21.3% represents investments purchased with collateral from securities on loan)	21.9%
Banks	8.2
Machinery	5.5
Semiconductors & Semiconductor Equipment	4.7
Specialty Retail	4.3
Electronic Equipment, Instruments & Components	4.2
Health Care Providers & Services	3.3
Household Durables	3.1
Software	2.9

Chemicals	2.9%
Oil, Gas & Consumable Fuels	2.8
Health Care Equipment & Supplies	2.8
Hotels, Restaurants & Leisure	2.2
Insurance	2.2
Metals & Mining	2.1
Retail REITs	2.0
Biotechnology	2.0
Commercial Services & Supplies	2.0
Building Products	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Food Products	1.9%
Energy Equipment & Services	1.8
Construction & Engineering	1.7
Communications Equipment	1.6
Financial Services	1.5
Trading Companies & Distributors	1.5
Pharmaceuticals	1.5
Capital Markets	1.5
Automobile Components	1.5
Mortgage Real Estate Investment Trusts (REITs)	1.5
Personal Care Products	1.4
Aerospace & Defense	1.4
Professional Services	1.2
Consumer Finance	1.0
Textiles, Apparel & Luxury Goods	1.0
Water Utilities	1.0
Hotel & Resort REITs	0.9
Office REITs	0.9
Diversified Consumer Services	0.9
Health Care Technology	0.9
Real Estate Management & Development	0.8
Diversified REITs	0.8
Interactive Media & Services	0.7
Ground Transportation	0.7
Media	0.7
Specialized REITs	0.7
Consumer Staples Distribution & Retail	0.7
Diversified Telecommunication Services	0.6

Air Freight & Logistics	0.5%
Passenger Airlines	0.5
Industrial REITs	0.5
Health Care REITs	0.5
Electrical Equipment	0.5
Residential REITs	0.5
Household Products	0.4
Containers & Packaging	0.4
Multi-Utilities	0.4
Gas Utilities	0.4
Electric Utilities	0.3
Unaffiliated Exchange-Traded Fund	0.3
Tobacco	0.3
Wireless Telecommunication Services	0.3
IT Services	0.3
Marine Transportation	0.3
Beverages	0.3
Leisure Products	0.3
Entertainment	0.2
Paper & Forest Products	0.2
Life Sciences Tools & Services	0.2
Automobiles	0.2
Technology Hardware, Storage & Peripherals	0.2
U.S. Treasury Obligation	0.1

121.4
Liabilities in excess of other assets	(21.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Statement of Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$57,091	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$70,124

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$202,325

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,753,707

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$235,661,769	$(235,661,769)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $235,661,769:
Unaffiliated investments (cost $835,625,169)	$1,124,002,893
Affiliated investments (cost $247,770,657)	247,974,273
Cash	1,524
Dividends and interest receivable	1,141,058
Receivable for investments sold	397,762
Receivable for Portfolio shares sold	55,222
Due from broker-variation margin futures	19,435
Tax reclaim receivable	10,072
Prepaid expenses	1,129

Total Assets	1,373,603,368

LIABILITIES
Payable to broker for collateral for securities on loan	241,133,832
Accrued expenses and other liabilities	1,323,277
Payable for Portfolio shares purchased	406,717
Management fee payable	354,531
Payable to affiliate	10,072
Distribution fee payable	2,003
Affiliated transfer agent fee payable	1,042
Trustees’ fees payable	131

Total Liabilities	243,231,605

NET ASSETS	$1,130,371,763

Net assets were comprised of:
Partners’ Equity	$1,130,371,763

Class I:
Net asset value and redemption price per share, $1,120,320,526 / 20,966,599 outstanding shares of beneficial interest	$53.43

Class III:
Net asset value and redemption price per share, $10,051,237 / 189,133 outstanding shares of beneficial interest.	$53.14

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $6,615 foreign withholding tax)	$7,239,664
Income from securities lending, net (including affiliated income of $305,931)	337,009
Affiliated dividend income	131,590
Interest income	13,689

Total income	7,721,952

EXPENSES
Management fee	1,498,766
Distribution fee—Class III	11,758
Custodian and accounting fees	43,515
Shareholders’ reports	20,762
Professional Fees	13,671
Audit fee	12,199
Trustees’ fees	11,170
Transfer agent’s fees and expenses (including affiliated expense of $3,554)	5,310
Miscellaneous	21,262

Total expenses	1,638,413

NET INVESTMENT INCOME (LOSS)	6,083,539

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $812)	(5,724,783)
Futures transactions	70,124

(5,654,659)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(53,615))	50,377,821
Futures	202,325

50,580,146

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	44,925,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,009,026

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,083,539	$9,767,897
Net realized gain (loss) on investment transactions	(5,654,659)	47,567,045
Net change in unrealized appreciation (depreciation) on investments	50,580,146	(223,750,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,009,026	(166,415,927)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	19,550,713	13,966,519
Net asset value of shares issued in merger	284,937,009	—
Portfolio shares purchased	(39,617,266)	(63,514,847)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	264,870,456	(49,548,328)

TOTAL INCREASE (DECREASE)	315,879,482	(215,964,255)
NET ASSETS:
Beginning of period	814,492,281	1,030,456,536

End of period	$1,130,371,763	$814,492,281

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.46		$60.34	$47.76	$43.03	$35.15	$38.51

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.59	0.51	0.40	0.46	0.40
Net realized and unrealized gain (loss) on investment transactions	2.60		(10.47)	12.07	4.33	7.42	(3.76)

Total from investment operations	2.97		(9.88)	12.58	4.73	7.88	(3.36)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$53.43		$50.46	$60.34	$47.76	$43.03	$35.15

Total Return(d)	5.89%		(16.37)%	26.34%	10.99%	22.42%	(8.73	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,120		$806	$1,024	$858	$834	$729
Average net assets (in millions)	$854		$870	$1,002	$701	$794	$871
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.38	%(g)	0.38%	0.38%	0.40%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.38	%(g)	0.38%	0.38%	0.40%	0.39%	0.39%
Net investment income (loss)	1.42	%(g)	1.11%	0.89%	1.07%	1.15%	0.98%
Portfolio turnover rate(h)	16%		17%	18%	18%	19%	18%

Class III
	Six Months
	Ended			April 26, 2021(h)
	June 30,		Year Ended December 31,	through December 31,
	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.25		$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.47	0.31
Net realized and unrealized gain (loss) on investment transactions	2.59		(10.46)	2.20

Total from investment operations	2.89		(9.99)	2.51

Net Asset Value, end of period	$53.14		$50.25	$60.24

Total Return(d)	5.75%		(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$9	$6
Average net assets (in millions)	$9		$8	$3
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.63	%(g)	0.63%	0.62	%(j)
Expenses before waivers and/or expense reimbursement	0.63	%(g)	0.63%	0.62	%(j)
Net investment income (loss)	1.17	%(g)	0.90%	0.76	%(j)
Portfolio turnover rate(h)	16%		17%	18%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.*	12,600	$2,458,512
Boeing Co. (The)*(a)	101,636	21,461,458
General Dynamics Corp.	40,360	8,683,454
Howmet Aerospace, Inc.	65,392	3,240,828
Huntington Ingalls Industries, Inc.	7,200	1,638,720
L3Harris Technologies, Inc.	34,180	6,691,419
Lockheed Martin Corp.	40,608	18,695,111
Northrop Grumman Corp.	25,766	11,744,143
Raytheon Technologies Corp.	262,648	25,728,998
Textron, Inc.	36,250	2,451,587
TransDigm Group, Inc.	9,390	8,396,256

		111,190,486

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	21,000	1,981,350
Expeditors International of Washington, Inc.(a)	27,500	3,331,075
FedEx Corp.	41,540	10,297,766
United Parcel Service, Inc. (Class B Stock)	130,300	23,356,275

		38,966,466

Automobile Components — 0.1%
Aptiv PLC*	48,800	4,981,992
BorgWarner, Inc.	41,600	2,034,656

		7,016,648

Automobiles — 2.1%
Ford Motor Co.	706,459	10,688,725
General Motors Co.	250,500	9,659,280
Tesla, Inc.*	484,350	126,788,299

		147,136,304

Banks — 2.9%
Bank of America Corp.	1,246,332	35,757,265
Citigroup, Inc.	350,022	16,115,013
Citizens Financial Group, Inc.	87,900	2,292,432
Comerica, Inc.(a)	23,250	984,870
Fifth Third Bancorp	122,149	3,201,525
Huntington Bancshares, Inc.	258,275	2,784,205
JPMorgan Chase & Co.	525,795	76,471,625
KeyCorp(a)	167,600	1,548,624
M&T Bank Corp.	29,861	3,695,597
PNC Financial Services Group, Inc. (The)	71,743	9,036,031
Regions Financial Corp.	168,712	3,006,448
Truist Financial Corp.	239,426	7,266,579
U.S. Bancorp	250,181	8,265,980
Wells Fargo & Co.	674,576	28,790,904
Zions Bancorp NA	26,700	717,162

		199,934,260

Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)	32,525	2,172,019
Coca-Cola Co. (The)	696,750	41,958,285
Constellation Brands, Inc. (Class A Stock)	29,100	7,162,383

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	151,500	$4,737,405
Molson Coors Beverage Co. (Class B Stock)	33,400	2,199,056
Monster Beverage Corp.*	137,000	7,869,280
PepsiCo, Inc.	246,644	45,683,402

		111,781,830

Biotechnology — 1.9%
AbbVie, Inc.	317,289	42,748,347
Amgen, Inc.	96,094	21,334,790
Biogen, Inc.*	26,055	7,421,767
Gilead Sciences, Inc.	223,900	17,255,973
Incyte Corp.*	33,300	2,072,925
Moderna, Inc.*	59,000	7,168,500
Regeneron Pharmaceuticals, Inc.*	19,390	13,932,491
Vertex Pharmaceuticals, Inc.*	46,360	16,314,547

		128,249,340

Broadline Retail — 3.1%
Amazon.com, Inc.*	1,604,700	209,188,692
eBay, Inc.	96,200	4,299,178
Etsy, Inc.*(a)	22,600	1,912,186

		215,400,056

Building Products — 0.4%
A.O. Smith Corp.	22,700	1,652,106
Allegion PLC	15,833	1,900,277
Carrier Global Corp.(a)	149,867	7,449,889
Johnson Controls International PLC	123,315	8,402,684
Masco Corp.	39,930	2,291,183
Trane Technologies PLC	41,000	7,841,660

		29,537,799

Capital Markets — 2.6%
Ameriprise Financial, Inc.	18,750	6,228,000
Bank of New York Mellon Corp. (The)	129,149	5,749,713
BlackRock, Inc.	26,900	18,591,666
Cboe Global Markets, Inc.	19,200	2,649,792
Charles Schwab Corp. (The)	267,200	15,144,896
CME Group, Inc.	64,660	11,980,851
FactSet Research Systems, Inc.	6,900	2,764,485
Franklin Resources, Inc.(a)	50,300	1,343,513
Goldman Sachs Group, Inc. (The)	59,770	19,278,216
Intercontinental Exchange, Inc.	100,390	11,352,101
Invesco Ltd.	80,500	1,353,205
MarketAxess Holdings, Inc.	6,800	1,777,656
Moody’s Corp.	28,370	9,864,816
Morgan Stanley	234,578	20,032,961
MSCI, Inc.	14,320	6,720,233
Nasdaq, Inc.	60,700	3,025,895
Northern Trust Corp.	37,400	2,772,836
Raymond James Financial, Inc.(a)	34,550	3,585,254
S&P Global, Inc.	58,946	23,630,862
State Street Corp.	60,075	4,396,289
T. Rowe Price Group, Inc.	40,300	4,514,406

		176,757,646

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 1.7%
Air Products & Chemicals, Inc.	39,850	$11,936,270
Albemarle Corp.	21,100	4,707,199
Celanese Corp.	18,000	2,084,400
CF Industries Holdings, Inc.	35,300	2,450,526
Corteva, Inc.	127,556	7,308,959
Dow, Inc.	126,622	6,743,888
DuPont de Nemours, Inc.	82,256	5,876,369
Eastman Chemical Co.	21,700	1,816,724
Ecolab, Inc.	44,400	8,289,036
FMC Corp.	22,650	2,363,301
International Flavors & Fragrances, Inc.	45,640	3,632,487
Linde PLC	88,000	33,535,040
LyondellBasell Industries NV (Class A Stock)	45,500	4,178,265
Mosaic Co. (The)	59,700	2,089,500
PPG Industries, Inc.	42,200	6,258,260
Sherwin-Williams Co. (The)	42,300	11,231,496

		114,501,720

Commercial Services & Supplies — 0.5%
Cintas Corp.	15,500	7,704,740
Copart, Inc.*	76,900	7,014,049
Republic Services, Inc.	36,835	5,642,017
Rollins, Inc.	41,025	1,757,101
Waste Management, Inc.	66,630	11,554,974

		33,672,881

Communications Equipment — 0.8%
Arista Networks, Inc.*	44,900	7,276,494
Cisco Systems, Inc.	736,875	38,125,912
F5, Inc.*	10,750	1,572,295
Juniper Networks, Inc.	57,400	1,798,342
Motorola Solutions, Inc.	30,127	8,835,647

		57,608,690

Construction & Engineering — 0.1%
Quanta Services, Inc.	26,100	5,127,345

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	11,200	5,170,928
Vulcan Materials Co.	24,000	5,410,560

		10,581,488

Consumer Finance — 0.5%
American Express Co.	106,750	18,595,850
Capital One Financial Corp.	68,369	7,477,517
Discover Financial Services	45,705	5,340,629
Synchrony Financial	77,030	2,612,858

		34,026,854

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	79,732	42,926,114
Dollar General Corp.	39,400	6,689,332
Dollar Tree, Inc.*	37,347	5,359,295
Kroger Co. (The)	116,700	5,484,900
Sysco Corp.	90,800	6,737,360
Target Corp.	82,968	10,943,479
Walgreens Boots Alliance, Inc.(a)	127,700	3,638,173

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	252,700	$39,719,386

		121,498,039

Containers & Packaging — 0.2%
Amcor PLC	266,300	2,657,674
Avery Dennison Corp.	14,600	2,508,280
Ball Corp.	56,400	3,283,044
International Paper Co.	62,367	1,983,895
Packaging Corp. of America	16,200	2,140,992
Sealed Air Corp.(a)	26,020	1,040,800
Westrock Co.	44,961	1,307,016

		14,921,701

Distributors — 0.1%
Genuine Parts Co.	25,425	4,302,673
LKQ Corp.	45,900	2,674,593
Pool Corp.(a)	7,120	2,667,437

		9,644,703

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,285,171	20,498,477
Verizon Communications, Inc.	755,788	28,107,756

		48,606,233

Electric Utilities — 1.6%
Alliant Energy Corp.	45,100	2,366,848
American Electric Power Co., Inc.	92,540	7,791,868
Constellation Energy Corp.	58,324	5,339,562
Duke Energy Corp.	138,348	12,415,350
Edison International	68,600	4,764,270
Entergy Corp.	38,000	3,700,060
Evergy, Inc.	40,900	2,389,378
Eversource Energy	62,600	4,439,592
Exelon Corp.	177,973	7,250,620
FirstEnergy Corp.	97,280	3,782,246
NextEra Energy, Inc.	361,300	26,808,460
NRG Energy, Inc.	41,900	1,566,641
PG&E Corp.*	288,300	4,981,824
Pinnacle West Capital Corp.(a)	20,200	1,645,492
PPL Corp.	131,300	3,474,198
Southern Co. (The)	195,500	13,733,875
Xcel Energy, Inc.	98,995	6,154,519

		112,604,803

Electrical Equipment — 0.6%
AMETEK, Inc.	41,500	6,718,020
Eaton Corp. PLC	71,711	14,421,082
Emerson Electric Co.	102,600	9,274,014
Generac Holdings, Inc.*	11,300	1,685,169
Rockwell Automation, Inc.	20,620	6,793,259

		38,891,544

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	106,600	9,055,670
CDW Corp.	24,300	4,459,050
Corning, Inc.	137,600	4,821,504
Keysight Technologies, Inc.*	32,100	5,375,145
TE Connectivity Ltd.	56,900	7,975,104

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Teledyne Technologies, Inc.*	8,479	$3,485,802
Trimble, Inc.*	43,900	2,324,066
Zebra Technologies Corp. (Class A Stock)*	9,180	2,715,719

		40,212,060

Energy Equipment & Services — 0.4%
Baker Hughes Co.	182,048	5,754,537
Halliburton Co.	162,800	5,370,772
Schlumberger NV	256,198	12,584,446

		23,709,755

Entertainment — 1.4%
Activision Blizzard, Inc.*	127,900	10,781,970
Electronic Arts, Inc.	46,700	6,056,990
Live Nation Entertainment, Inc.*	25,700	2,341,527
Netflix, Inc.*	79,990	35,234,795
Take-Two Interactive Software, Inc.*	28,350	4,171,986
Walt Disney Co. (The)*	328,522	29,330,444
Warner Bros Discovery, Inc.*	396,808	4,975,973

		92,893,685

Financial Services — 4.1%
Berkshire Hathaway, Inc. (Class B Stock)*	322,010	109,805,410
Fidelity National Information Services, Inc.	106,300	5,814,610
Fiserv, Inc.*	111,000	14,002,650
FleetCor Technologies, Inc.*	13,300	3,339,364
Global Payments, Inc.	47,313	4,661,277
Jack Henry & Associates, Inc.(a)	13,250	2,217,122
Mastercard, Inc. (Class A Stock)	150,450	59,171,985
PayPal Holdings, Inc.*	200,600	13,386,038
Visa, Inc. (Class A Stock)(a)	290,900	69,082,932

		281,481,388

Food Products — 1.0%
Archer-Daniels-Midland Co.	98,338	7,430,419
Bunge Ltd.(a)	26,700	2,519,145
Campbell Soup Co.(a)	35,800	1,636,418
Conagra Brands, Inc.	85,000	2,866,200
General Mills, Inc.	105,900	8,122,530
Hershey Co. (The)	26,400	6,592,080
Hormel Foods Corp.	52,000	2,091,440
J.M. Smucker Co. (The)(a)	19,300	2,850,031
Kellogg Co.	45,750	3,083,550
Kraft Heinz Co. (The)(a)	142,537	5,060,064
Lamb Weston Holdings, Inc.	26,200	3,011,690
McCormick & Co., Inc.	44,900	3,916,627
Mondelez International, Inc. (Class A Stock)	244,511	17,834,632
Tyson Foods, Inc. (Class A Stock)	51,600	2,633,664

		69,648,490

Gas Utilities — 0.0%
Atmos Energy Corp.	25,700	2,989,938

Ground Transportation — 0.8%
CSX Corp.	365,516	12,464,096

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
J.B. Hunt Transport Services, Inc.	14,800	$2,679,244
Norfolk Southern Corp.	40,900	9,274,484
Old Dominion Freight Line, Inc.	16,300	6,026,925
Union Pacific Corp.	109,650	22,436,583

		52,881,332

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	312,725	34,093,279
Align Technology, Inc.*	12,820	4,533,665
Baxter International, Inc.	90,700	4,132,292
Becton, Dickinson & Co.	51,099	13,490,647
Boston Scientific Corp.*	258,449	13,979,506
Cooper Cos., Inc. (The)	8,780	3,366,515
DENTSPLY SIRONA, Inc.	38,200	1,528,764
Dexcom, Inc.*	69,720	8,959,717
Edwards Lifesciences Corp.*	108,950	10,277,254
GE HealthCare Technologies, Inc.	70,118	5,696,386
Hologic, Inc.*	44,150	3,574,826
IDEXX Laboratories, Inc.*	14,880	7,473,182
Insulet Corp.*(a)	12,500	3,604,250
Intuitive Surgical, Inc.*	62,980	21,535,381
Medtronic PLC	238,828	21,040,747
ResMed, Inc.	26,300	5,746,550
STERIS PLC	17,900	4,027,142
Stryker Corp.	60,770	18,540,319
Teleflex, Inc.	8,350	2,020,951
Zimmer Biomet Holdings, Inc.	37,486	5,457,962

		193,079,335

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.(a)	29,200	5,618,956
Cardinal Health, Inc.(a)	46,075	4,357,313
Centene Corp.*	99,168	6,688,882
Cigna Group (The)	53,232	14,936,899
CVS Health Corp.	230,599	15,941,309
DaVita, Inc.*	9,900	994,653
Elevance Health, Inc.	42,600	18,926,754
HCA Healthcare, Inc.	37,100	11,259,108
Henry Schein, Inc.*	23,800	1,930,180
Humana, Inc.	22,430	10,029,126
Laboratory Corp. of America Holdings	16,000	3,861,280
McKesson Corp.	24,507	10,472,086
Molina Healthcare, Inc.*	10,500	3,163,020
Quest Diagnostics, Inc.	20,000	2,811,200
UnitedHealth Group, Inc.	167,430	80,473,555
Universal Health Services, Inc. (Class B Stock)	11,300	1,782,801

		193,247,122

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	98,200	1,973,820
Ventas, Inc.	71,604	3,384,721
Welltower, Inc.	89,400	7,231,566

		12,590,107

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	127,226	2,141,214

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	6,640	$17,930,191
Caesars Entertainment, Inc.*(a)	38,400	1,957,248
Carnival Corp.*(a)	178,200	3,355,506
Chipotle Mexican Grill, Inc.*	4,955	10,598,745
Darden Restaurants, Inc.(a)	21,900	3,659,052
Domino’s Pizza, Inc.	6,400	2,156,736
Expedia Group, Inc.*	25,700	2,811,323
Hilton Worldwide Holdings, Inc.	47,600	6,928,180
Las Vegas Sands Corp.*	58,900	3,416,200
Marriott International, Inc. (Class A Stock)	46,373	8,518,256
McDonald’s Corp.	131,160	39,139,456
MGM Resorts International	54,300	2,384,856
Norwegian Cruise Line Holdings Ltd.*	75,500	1,643,635
Royal Caribbean Cruises Ltd.*(a)	39,200	4,066,608
Starbucks Corp.	206,400	20,445,984
Wynn Resorts Ltd.	18,400	1,943,224
Yum! Brands, Inc.	50,400	6,982,920

		137,938,120

Household Durables — 0.4%
D.R. Horton, Inc.	56,000	6,814,640
Garmin Ltd.	27,600	2,878,404
Lennar Corp. (Class A Stock)	45,600	5,714,136
Mohawk Industries, Inc.*	9,500	980,020
Newell Brands, Inc.	65,749	572,016
NVR, Inc.*	550	3,492,841
PulteGroup, Inc.	40,585	3,152,643
Whirlpool Corp.(a)	9,967	1,482,990

		25,087,690

Household Products — 1.3%
Church & Dwight Co., Inc.	43,600	4,370,028
Clorox Co. (The)	22,300	3,546,592
Colgate-Palmolive Co.	149,600	11,525,184
Kimberly-Clark Corp.	60,438	8,344,071
Procter & Gamble Co. (The)	423,676	64,288,596

		92,074,471

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	119,600	2,479,308

Industrial Conglomerates — 0.8%
3M Co.	99,190	9,927,927
General Electric Co.	195,655	21,492,702
Honeywell International, Inc.	119,650	24,827,375

		56,248,004

Industrial REITs — 0.3%
Prologis, Inc.	165,780	20,329,601

Insurance — 2.0%
Aflac, Inc.	98,900	6,903,220
Allstate Corp. (The)	47,128	5,138,837
American International Group, Inc.	130,129	7,487,623
Aon PLC (Class A Stock)	36,825	12,711,990
Arch Capital Group Ltd.*	67,000	5,014,950
Arthur J. Gallagher & Co.	38,550	8,464,423
Assurant, Inc.	9,600	1,206,912
Brown & Brown, Inc.	42,100	2,898,164

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Chubb Ltd.	74,530	$14,351,497
Cincinnati Financial Corp.	28,128	2,737,417
Everest Re Group Ltd.	7,700	2,632,322
Globe Life, Inc.	16,175	1,773,103
Hartford Financial Services Group, Inc. (The)	55,800	4,018,716
Lincoln National Corp.	27,463	707,447
Loews Corp.	34,026	2,020,464
Marsh & McLennan Cos., Inc.	88,800	16,701,504
MetLife, Inc.	115,680	6,539,390
Principal Financial Group, Inc.	40,500	3,071,520
Progressive Corp. (The)	105,100	13,912,087
Prudential Financial, Inc.	65,800	5,804,876
Travelers Cos., Inc. (The)	41,548	7,215,226
W.R. Berkley Corp.	36,700	2,185,852
Willis Towers Watson PLC	19,200	4,521,600

		138,019,140

Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*	1,067,980	127,837,206
Alphabet, Inc. (Class C Stock)*	918,700	111,135,139
Match Group, Inc.*	50,400	2,109,240
Meta Platforms, Inc. (Class A Stock)*	397,720	114,137,686

		355,219,271

IT Services — 1.1%
Accenture PLC (Class A Stock)	113,550	35,039,259
Akamai Technologies, Inc.*	27,600	2,480,412
Cognizant Technology Solutions Corp. (Class A Stock)	91,600	5,979,648
DXC Technology Co.*	40,650	1,086,168
EPAM Systems, Inc.*	10,340	2,323,915
Gartner, Inc.*	14,250	4,991,918
International Business Machines Corp.	163,025	21,814,375
VeriSign, Inc.*	16,300	3,683,311

		77,399,006

Leisure Products — 0.0%
Hasbro, Inc.(a)	22,950	1,486,471

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	53,082	6,383,110
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,463,403
Bio-Techne Corp.(a)	28,120	2,295,436
Charles River Laboratories International, Inc.*	9,100	1,913,275
Danaher Corp.	119,400	28,656,000
Illumina, Inc.*(a)	28,410	5,326,591
IQVIA Holdings, Inc.*	33,400	7,507,318
Mettler-Toledo International, Inc.*	3,970	5,207,211
Revvity, Inc.	22,600	2,684,654
Thermo Fisher Scientific, Inc.	69,340	36,178,145
Waters Corp.*(a)	10,550	2,811,997
West Pharmaceutical Services, Inc.	13,400	5,125,098

		105,552,238

Machinery — 1.7%
Caterpillar, Inc.	92,650	22,796,532

SEE NOTES TO FINANCIAL STATEMENTS.

A231

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Cummins, Inc.	25,450	$6,239,322
Deere & Co.	48,550	19,671,975
Dover Corp.	25,000	3,691,250
Fortive Corp.	63,500	4,747,895
IDEX Corp.	13,500	2,906,010
Illinois Tool Works, Inc.	49,875	12,476,730
Ingersoll Rand, Inc.	72,837	4,760,626
Nordson Corp.	9,600	2,382,528
Otis Worldwide Corp.	74,583	6,638,633
PACCAR, Inc.	93,492	7,820,606
Parker-Hannifin Corp.	23,087	9,004,853
Pentair PLC	29,607	1,912,612
Snap-on, Inc.	9,550	2,752,215
Stanley Black & Decker, Inc.	27,535	2,580,305
Westinghouse Air Brake Technologies Corp.	32,612	3,576,558
Xylem, Inc.	43,000	4,842,660

		118,801,310

Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	18,650	6,851,450
Comcast Corp. (Class A Stock)	747,692	31,066,603
Fox Corp. (Class A Stock)(a)	48,366	1,644,444
Fox Corp. (Class B Stock)	25,766	821,678
Interpublic Group of Cos., Inc. (The)(a)	69,162	2,668,270
News Corp. (Class A Stock)	67,925	1,324,537
News Corp. (Class B Stock)	21,400	422,008
Omnicom Group, Inc.(a)	35,900	3,415,885
Paramount Global (Class B Stock)(a)	89,366	1,421,813

		49,636,688

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	256,712	10,268,480
Newmont Corp.	142,103	6,062,114
Nucor Corp.	45,200	7,411,896
Steel Dynamics, Inc.	28,900	3,148,077

		26,890,567

Multi-Utilities — 0.7%
Ameren Corp.	46,700	3,813,989
CenterPoint Energy, Inc.	112,710	3,285,496
CMS Energy Corp.	52,300	3,072,625
Consolidated Edison, Inc.	63,700	5,758,480
Dominion Energy, Inc.	150,340	7,786,109
DTE Energy Co.	34,900	3,839,698
NiSource, Inc.	72,950	1,995,183
Public Service Enterprise Group, Inc.	89,400	5,597,334
Sempra Energy	56,554	8,233,697
WEC Energy Group, Inc.	56,676	5,001,090

		48,383,701

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	28,280	3,209,497
Boston Properties, Inc.(a)	25,700	1,480,063

		4,689,560

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	55,550	$1,898,144
Chevron Corp.	313,259	49,291,304
ConocoPhillips	217,561	22,541,495
Coterra Energy, Inc.	136,200	3,445,860
Devon Energy Corp.	115,400	5,578,436
Diamondback Energy, Inc.	32,600	4,282,336
EOG Resources, Inc.	105,200	12,039,088
EQT Corp.(a)	65,500	2,694,015
Exxon Mobil Corp.	726,804	77,949,729
Hess Corp.	49,675	6,753,316
Kinder Morgan, Inc.	354,143	6,098,343
Marathon Oil Corp.	111,094	2,557,384
Marathon Petroleum Corp.	76,287	8,895,064
Occidental Petroleum Corp.	129,228	7,598,606
ONEOK, Inc.(a)	80,140	4,946,241
Phillips 66	82,464	7,865,416
Pioneer Natural Resources Co.	42,000	8,701,560
Targa Resources Corp.	40,700	3,097,270
Valero Energy Corp.	65,000	7,624,500
Williams Cos., Inc. (The)	218,100	7,116,603

		250,974,710

Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	22,700	1,207,186
American Airlines Group, Inc.*	116,900	2,097,186
Delta Air Lines, Inc.*	115,200	5,476,608
Southwest Airlines Co.	106,337	3,850,463
United Airlines Holdings, Inc.*	58,600	3,215,382

		15,846,825

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,600	8,169,408

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	379,990	24,300,360
Catalent, Inc.*(a)	32,400	1,404,864
Eli Lilly & Co.	141,600	66,407,568
Johnson & Johnson	469,246	77,669,598
Merck & Co., Inc.	456,203	52,641,264
Organon & Co.	44,790	932,080
Pfizer, Inc.	1,014,823	37,223,708
Viatris, Inc.	217,794	2,173,584
Zoetis, Inc.	83,100	14,310,651

		277,063,677

Professional Services — 0.7%
Automatic Data Processing, Inc.	74,310	16,332,595
Broadridge Financial Solutions, Inc.	21,000	3,478,230
Ceridian HCM Holding, Inc.*(a)	27,700	1,855,069
Equifax, Inc.(a)	22,050	5,188,365
Jacobs Solutions, Inc.	22,800	2,710,692
Leidos Holdings, Inc.	24,350	2,154,488
Paychex, Inc.	57,450	6,426,931
Paycom Software, Inc.	8,800	2,826,912
Robert Half International, Inc.	19,500	1,466,790
Verisk Analytics, Inc.	27,700	6,261,031

		48,701,103

SEE NOTES TO FINANCIAL STATEMENTS.

A232

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	55,900	$4,511,689
CoStar Group, Inc.*	73,500	6,541,500

		11,053,189

Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,368	4,801,401
Camden Property Trust	19,200	2,090,304
Equity Residential	61,200	4,037,364
Essex Property Trust, Inc.	11,470	2,687,421
Invitation Homes, Inc.(a)	104,000	3,577,600
Mid-America Apartment Communities, Inc.	21,000	3,189,060
UDR, Inc.(a)	55,000	2,362,800

		22,745,950

Retail REITs — 0.3%
Federal Realty Investment Trust(a)	13,000	1,258,010
Kimco Realty Corp.	110,100	2,171,172
Realty Income Corp.	112,300	6,714,417
Regency Centers Corp.	27,400	1,692,498
Simon Property Group, Inc.	58,611	6,768,398

		18,604,495

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	289,495	32,976,375
Analog Devices, Inc.	90,994	17,726,541
Applied Materials, Inc.	151,900	21,955,626
Broadcom, Inc.	74,960	65,022,553
Enphase Energy, Inc.*(a)	24,700	4,136,756
First Solar, Inc.*	17,900	3,402,611
Intel Corp.	749,800	25,073,312
KLA Corp.	24,700	11,979,994
Lam Research Corp.	24,220	15,570,069
Microchip Technology, Inc.	98,200	8,797,738
Micron Technology, Inc.	196,800	12,420,048
Monolithic Power Systems, Inc.	8,100	4,375,863
NVIDIA Corp.	444,510	188,036,620
NXP Semiconductors NV (China)	46,600	9,538,088
ON Semiconductor Corp.*	77,400	7,320,492
Qorvo, Inc.*	18,286	1,865,721
QUALCOMM, Inc.	200,250	23,837,760
Skyworks Solutions, Inc.	28,600	3,165,734
SolarEdge Technologies, Inc.*	10,100	2,717,405
Teradyne, Inc.(a)	28,100	3,128,373
Texas Instruments, Inc.	163,200	29,379,264

		492,426,943

Software — 10.0%
Adobe, Inc.*	82,495	40,339,230
ANSYS, Inc.*	15,600	5,152,212
Autodesk, Inc.*	38,470	7,871,347
Cadence Design Systems, Inc.*	49,100	11,514,932
Fair Isaac Corp.*	4,530	3,665,721
Fortinet, Inc.*	117,200	8,859,148
Gen Digital, Inc.	103,211	1,914,564
Intuit, Inc.	50,460	23,120,267
Microsoft Corp.	1,336,680	455,193,007
Oracle Corp.	276,695	32,951,608

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Palo Alto Networks, Inc.*	54,400	$13,899,744
PTC, Inc.*	19,100	2,717,930
Roper Technologies, Inc.	19,100	9,183,280
Salesforce, Inc.*	176,000	37,181,760
ServiceNow, Inc.*	36,630	20,584,961
Synopsys, Inc.*	27,400	11,930,234
Tyler Technologies, Inc.*	7,580	3,156,843

		689,236,788

Specialized REITs — 1.1%
American Tower Corp.	83,600	16,213,384
Crown Castle, Inc.	77,850	8,870,229
Digital Realty Trust, Inc.	52,400	5,966,788
Equinix, Inc.	16,815	13,181,951
Extra Space Storage, Inc.(a)	24,200	3,602,170
Iron Mountain, Inc.(a)	52,330	2,973,391
Public Storage	28,350	8,274,798
SBA Communications Corp.	19,530	4,526,273
VICI Properties, Inc.	180,300	5,666,829
Weyerhaeuser Co.	131,430	4,404,219

		73,680,032

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	10,860	763,458
AutoZone, Inc.*	3,310	8,253,022
Bath & Body Works, Inc.	40,396	1,514,850
Best Buy Co., Inc.	35,025	2,870,299
CarMax, Inc.*	28,500	2,385,450
Home Depot, Inc. (The)	182,069	56,557,914
Lowe’s Cos., Inc.	107,175	24,189,397
O’Reilly Automotive, Inc.*	10,940	10,450,982
Ross Stores, Inc.	61,500	6,895,995
TJX Cos., Inc. (The)	207,200	17,568,488
Tractor Supply Co.(a)	19,800	4,377,780
Ulta Beauty, Inc.*	9,170	4,315,356

		140,142,991

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	2,660,320	516,022,270
Hewlett Packard Enterprise Co.	232,966	3,913,829
HP, Inc.	155,266	4,768,219
NetApp, Inc.	38,500	2,941,400
Seagate Technology Holdings PLC(a)	34,150	2,112,861
Western Digital Corp.*	57,568	2,183,554

		531,942,133

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. (Class B Stock)	221,500	24,446,955
Ralph Lauren Corp.(a)	7,600	937,080
Tapestry, Inc.	41,700	1,784,760
VF Corp.	58,444	1,115,696

		28,284,491

Tobacco — 0.6%
Altria Group, Inc.	320,900	14,536,770
Philip Morris International, Inc.	278,500	27,187,170

		41,723,940

SEE NOTES TO FINANCIAL STATEMENTS.

A233

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.3%
Fastenal Co.	102,600	$6,052,374
United Rentals, Inc.(a)	12,440	5,540,403
W.W. Grainger, Inc.	8,020	6,324,492

		17,917,269

Water Utilities — 0.1%
American Water Works Co., Inc.	34,550	4,932,012

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	103,600	14,390,040

TOTAL COMMON STOCKS (cost $1,679,150,793)		6,680,602,404

	Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	8,200	1

(cost $0)

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 1.3%
iShares Core S&P 500 ETF(a)	154,800	68,995,908
SPDR S&P 500 ETF Trust	48,400	21,454,752

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $73,310,494)		90,450,660

TOTAL LONG-TERM INVESTMENTS (cost $1,752,461,287)		6,771,053,065

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Ultra Short Bond Fund(wa)	92,420,713	92,420,713
PGIM Institutional Money Market Fund (cost $244,328,003; includes $243,201,703 of cash collateral for securities on loan)(b)(wa)	244,677,635	244,506,361

TOTAL AFFILIATED MUTUAL FUNDS (cost $336,748,716)		336,927,074

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
5.098%	09/14/23	6,300	$6,234,149

(cost $6,233,968)

TOTAL SHORT-TERM INVESTMENTS (cost $342,982,684)			343,161,223

TOTAL INVESTMENTS—103.4% (cost $2,095,443,971)			7,114,214,288
Liabilities in excess of other assets(z) — (3.4)%			(236,837,462)

NET ASSETS — 100.0%			$6,877,376,826

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $240,367,475; cash collateral of $243,201,703 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
440	S&P 500 E-Mini Index	Sep. 2023	$98,741,500	$2,973,775

SEE NOTES TO FINANCIAL STATEMENTS.

A234

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$6,234,149

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$111,190,486	$—	$—
Air Freight & Logistics	38,966,466	—	—
Automobile Components	7,016,648	—	—
Automobiles	147,136,304	—	—
Banks	199,934,260	—	—
Beverages	111,781,830	—	—
Biotechnology	128,249,340	—	—
Broadline Retail	215,400,056	—	—
Building Products	29,537,799	—	—
Capital Markets	176,757,646	—	—
Chemicals	114,501,720	—	—
Commercial Services & Supplies	33,672,881	—	—
Communications Equipment	57,608,690	—	—
Construction & Engineering	5,127,345	—	—
Construction Materials	10,581,488	—	—
Consumer Finance	34,026,854	—	—
Consumer Staples Distribution & Retail	121,498,039	—	—
Containers & Packaging	14,921,701	—	—
Distributors	9,644,703	—	—
Diversified Telecommunication Services	48,606,233	—	—
Electric Utilities	112,604,803	—	—
Electrical Equipment	38,891,544	—	—
Electronic Equipment, Instruments & Components	40,212,060	—	—
Energy Equipment & Services	23,709,755	—	—
Entertainment	92,893,685	—	—
Financial Services	281,481,388	—	—
Food Products	69,648,490	—	—
Gas Utilities	2,989,938	—	—
Ground Transportation	52,881,332	—	—
Health Care Equipment & Supplies	193,079,335	—	—
Health Care Providers & Services	193,247,122	—	—
Health Care REITs	12,590,107	—	—
Hotel & Resort REITs	2,141,214	—	—
Hotels, Restaurants & Leisure	137,938,120	—	—
Household Durables	25,087,690	—	—
Household Products	92,074,471	—	—
Independent Power & Renewable Electricity Producers	2,479,308	—	—
Industrial Conglomerates	56,248,004	—	—
Industrial REITs	20,329,601	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A235

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Insurance	$138,019,140	$—	$—
Interactive Media & Services	355,219,271	—	—
IT Services	77,399,006	—	—
Leisure Products	1,486,471	—	—
Life Sciences Tools & Services	105,552,238	—	—
Machinery	118,801,310	—	—
Media	49,636,688	—	—
Metals & Mining	26,890,567	—	—
Multi-Utilities	48,383,701	—	—
Office REITs	4,689,560	—	—
Oil, Gas & Consumable Fuels	250,974,710	—	—
Passenger Airlines	15,846,825	—	—
Personal Care Products	8,169,408	—	—
Pharmaceuticals	277,063,677	—	—
Professional Services	48,701,103	—	—
Real Estate Management & Development	11,053,189	—	—
Residential REITs	22,745,950	—	—
Retail REITs	18,604,495	—	—
Semiconductors & Semiconductor Equipment	492,426,943	—	—
Software	689,236,788	—	—
Specialized REITs	73,680,032	—	—
Specialty Retail	140,142,991	—	—
Technology Hardware, Storage & Peripherals	531,942,133	—	—
Textiles, Apparel & Luxury Goods	28,284,491	—	—
Tobacco	41,723,940	—	—
Trading Companies & Distributors	17,917,269	—	—
Water Utilities	4,932,012	—	—
Wireless Telecommunication Services	14,390,040	—	—
Rights
Health Care Equipment & Supplies	—	—	1
Unaffiliated Exchange-Traded Funds	90,450,660	—	—
Short-Term Investments
Affiliated Mutual Funds	336,927,074	—	—
U.S. Treasury Obligation	—	6,234,149	—

Total	$7,107,980,138	$6,234,149	$ 1

Other Financial Instruments*
Assets
Futures Contracts	$2,973,775	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Software	10.0%
Technology Hardware, Storage & Peripherals	7.7
Semiconductors & Semiconductor Equipment	7.2
Interactive Media & Services	5.2
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9
Financial Services	4.1
Pharmaceuticals	4.0
Oil, Gas & Consumable Fuels	3.7

Broadline Retail	3.1%
Banks	2.9
Health Care Providers & Services	2.8
Health Care Equipment & Supplies	2.8
Capital Markets	2.6
Automobiles	2.1
Specialty Retail	2.0
Insurance	2.0
Hotels, Restaurants & Leisure	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

A236

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Biotechnology	1.9%
Consumer Staples Distribution & Retail	1.8
Machinery	1.7
Chemicals	1.7
Electric Utilities	1.6
Beverages	1.6
Aerospace & Defense	1.6
Life Sciences Tools & Services	1.5
Entertainment	1.4
Household Products	1.3
Unaffiliated Exchange-Traded Funds	1.3
IT Services	1.1
Specialized REITs	1.1
Food Products	1.0
Communications Equipment	0.8
Industrial Conglomerates	0.8
Ground Transportation	0.8
Media	0.7
Professional Services	0.7
Diversified Telecommunication Services	0.7
Multi-Utilities	0.7
Tobacco	0.6
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.6
Consumer Finance	0.5
Commercial Services & Supplies	0.5
Building Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Metals & Mining	0.4

Household Durables	0.4%
Energy Equipment & Services	0.4
Residential REITs	0.3
Industrial REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Passenger Airlines	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Health Care REITs	0.2
Real Estate Management & Development	0.2
Construction Materials	0.2
Distributors	0.1
Personal Care Products	0.1
Automobile Components	0.1
U.S. Treasury Obligation	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Office REITs	0.1
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*

	103.4
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$2,973,775	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$7,830,413

SEE NOTES TO FINANCIAL STATEMENTS.

A237

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$6,224,494

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$103,618,621

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$240,367,475	$(240,367,475)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A238

PSF STOCK INDEX PORTFOLIO (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $240,367,475:
Unaffiliated investments (cost $1,758,695,255)	$6,777,287,214
Affiliated investments (cost $336,748,716)	336,927,074
Cash	35
Dividends receivable	4,327,943
Receivable for Portfolio shares sold	2,276,094
Due from broker-variation margin futures	1,166,961
Tax reclaim receivable	700,174
Receivable for investments sold	444,795
Prepaid expenses and other assets	596,519

Total Assets	7,123,726,809

LIABILITIES
Payable to broker for collateral for securities on loan	243,201,703
Management fee payable	1,540,325
Accrued expenses and other liabilities	1,210,030
Payable for Portfolio shares purchased	390,496
Distribution fee payable	6,387
Affiliated transfer agent fee payable	1,042

Total Liabilities	246,349,983

NET ASSETS	$6,877,376,826

Net assets were comprised of:
Partners’ Equity	$6,877,376,826

Class I:
Net asset value and redemption price per share, $6,845,077,209 / 63,858,711 outstanding shares of beneficial interest	$107.19

Class III:
Net asset value and redemption price per share, $32,299,617 / 302,968 outstanding shares of beneficial interest	$106.61

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $131,494 foreign withholding tax)	$52,282,271
Affiliated dividend income	2,287,879
Affiliated income from securities lending, net	351,859
Interest income	148,547

Total income	55,070,556

EXPENSES
Management fee	8,827,888
Distribution fee—Class III	35,081
Custodian and accounting fees	167,724
Trustees’ fees	54,327
Professional Fees	28,599
Shareholders’ reports	22,964
Audit fee	15,025
Transfer agent’s fees and expenses (including affiliated expense of $3,033)	5,310
Miscellaneous	60,089

Total expenses	9,217,007

NET INVESTMENT INCOME (LOSS)	45,853,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,975))	(7,463,919)
Futures transactions	7,830,413

366,494

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(88,801))	932,843,701
Futures	6,224,494

939,068,195

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	939,434,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$985,288,238

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$45,853,549	$82,783,454
Net realized gain (loss) on investment transactions	366,494	12,247,008
Net change in unrealized appreciation (depreciation) on investments	939,068,195	(1,423,733,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	985,288,238	(1,328,703,460)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	145,054,297	236,760,993
Portfolio shares purchased	(157,906,612)	(264,281,273)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(12,852,315)	(27,520,280)

TOTAL INCREASE (DECREASE)	972,435,923	(1,356,223,740)
NET ASSETS:
Beginning of period	5,904,940,903	7,261,164,643

End of period	$6,877,376,826	$5,904,940,903

SEE NOTES TO FINANCIAL STATEMENTS.

A239

PSF STOCK INDEX PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$91.83		$112.45	$87.66	$74.24	$56.64	$59.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.71		1.29	1.06	1.12	1.12	1.00
Net realized and unrealized gain (loss) on investment transactions	14.65		(21.91)	23.73	12.30	16.48	(3.74)

Total from investment operations	15.36		(20.62)	24.79	13.42	17.60	(2.74)

Net Asset Value, end of period	$107.19		$91.83	$112.45	$87.66	$74.24	$56.64

Total Return(b)	16.73%		(18.34)%	28.28%	18.08%	31.07%	(4.61)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,845		$5,880	$7,244	$5,620	$4,757	$3,672
Average net assets (in millions)	$6,293		$6,252	$6,427	$4,802	$4,298	$4,051
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.31%	0.31%	0.31%
Expenses before waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.31%	0.31%	0.31%
Net investment income (loss)	1.46	%(d)	1.32%	1.06%	1.50%	1.69%	1.63%
Portfolio turnover rate(e)	1%		3%	2%	4%	3%	4%

Class III
	Six Months Ended June 30, 2023		Year Ended December 31, 2022	April 26, 2021(f) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$91.45		$112.26	$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.59		1.06	0.54
Net realized and unrealized gain (loss) on investment transactions	14.57		(21.87)	13.82

Total from investment operations	15.16		(20.81)	14.36

Net Asset Value, end of period	$106.61		$91.45	$112.26

Total Return(b)	16.58%		(18.54)%	14.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32		$25	$17
Average net assets (in millions)	$28		$21	$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.54	%(d)	0.54%	0.54	%(g)
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.54%	0.54	%(g)
Net investment income (loss)	1.21	%(d)	1.09%	0.74	%(g)
Portfolio turnover rate(e)	1%		3%	2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 15 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 15 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
PSF Global Portfolio	Long-term growth of capital.
PSF Mid-Cap Growth Portfolio	Long-term capital appreciation.
PSF Natural Resources Portfolio	Long-term growth of capital.
PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.
PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.
PSF PGIM Government Income Portfolio	High level of income over the long-term consistent with the preservation of capital.
PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.
PSF PGIM High Yield Bond Portfolio	High total return.
PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.
PSF PGIM Jennison Focused Blend Portfolio	Long-term growth of capital.
PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.
PSF PGIM Jennison Value Portfolio	Capital appreciation.
PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

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Portfolio	Investment Objective(s)
PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.
PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Series Fund’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B2

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

B3

at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed

B4

through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a

B5

credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and

B6

entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: Certain Portfolios held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Portfolios until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate

B7

a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

B8

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into investment management agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
PSF Global Portfolio	LSV Asset Management (“LSV”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”) & William Blair & Co. LLC (“William Blair”); Massachusetts Financial Services, Inc. (“MFS”)
PSF Mid-Cap Growth Portfolio	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)
PSF Natural Resources Portfolio	T. Rowe
PSF PGIM 50/50 Balanced Portfolio	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.) & PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Flexible Managed Portfolio	PFI (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.) & PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Government Income Portfolio	PFI (a business unit of PGIM, Inc.)
PSF PGIM Government Money Market Portfolio	PFI (a business unit of PGIM, Inc.)
PSF PGIM High Yield Bond Portfolio	PFI (a business unit of PGIM, Inc.) & PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Jennison Blend Portfolio	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Jennison Focused Blend Portfolio	Jennison (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Jennison Growth Portfolio	Jennison (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Jennison Value Portfolio	Jennison (a wholly-owned subsidiary of PGIM, Inc.)
PSF PGIM Total Return Bond Portfolio	PFI (a business unit of PGIM, Inc.) & PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.)
PSF Stock Index Portfolio	PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.)

The Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Manager under the agreements are reflected in the Statement of Operations.

The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

B9

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable
PSF Global Portfolio	0.75%	0.70%
PSF Mid-Cap Growth Portfolio	0.60	0.59
PSF Natural Resources Portfolio	0.45	0.44
PSF PGIM 50/50 Balanced Portfolio	0.55	0.55
PSF PGIM Flexible Managed Portfolio	0.60	0.60
PSF PGIM Government Income Portfolio	0.40	0.40
PSF PGIM Government Money Market Portfolio	0.30	0.30
PSF PGIM High Yield Bond Portfolio	0.55	0.52
PSF PGIM Jennison Blend Portfolio	0.45	0.45
PSF PGIM Jennison Focused Blend Portfolio	0.75	0.75
PSF PGIM Jennison Growth Portfolio	0.60	0.60
PSF PGIM Jennison Value Portfolio	0.40	0.40
PSF PGIM Total Return Bond Portfolio	0.40	0.40
PSF Small-Cap Stock Index Portfolio	0.35	0.35
PSF Stock Index Portfolio	0.30% up to $4 billion
	0.25% over $4 billion	0.28

Portfolio	Fee Waivers and/or Expense Limitations
PSF Global Portfolio	contractually waive 0.0465% through June 30, 2024
PSF Mid-Cap Growth	contractually waive 0.013% through June 30, 2024
PSF Natural Resources Portfolio	contractually waive 0.008% through June 30, 2024
PSF PGIM Flexible Managed Portfolio	effective February 25, 2023, contractually limit expenses to 0.61% through June 30, 2024
PSF PGIM Government Money Market Portfolio	effective April 20, 2023, voluntarily limit expenses to 0.316% through May 18, 2023
PSF PGIM High Yield Bond Portfolio	contractually limit expenses to 0.57% through June 30, 2024
PSF PGIM Jennison Focused Blend	effective July 1, 2023 contractually limit expenses to 0.76% through June 30, 2024

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares.

The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the

B10

applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2023, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
PSF Global Portfolio	$ 2,205
PSF Mid-Cap Growth Portfolio	3,553
PSF PGIM Jennison Blend Portfolio	62,813
PSF PGIM Jennison Focused Blend Portfolio	1,103
PSF PGIM Jennison Growth Portfolio	31,723
PSF PGIM Jennison Value Portfolio	19,262

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund and PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2023, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
PSF Global Portfolio	$—	$592,746	$(64,479)

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

B11

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
PSF Global Portfolio	$85,411
PSF Natural Resources Portfolio	1,389
PSF PGIM 50/50 Balanced Portfolio	7,934
PSF PGIM Flexible Managed Portfolio	12,146

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
PSF Global Portfolio	$134,693
PSF Natural Resources Portfolio	283,080
PSF PGIM 50/50 Balanced Portfolio	5,385
PSF PGIM Flexible Managed Portfolio	11,363
PSF PGIM Jennison Blend Portfolio	12,109
PSF PGIM Jennison Focused Blend Portfolio	6,828
PSF PGIM Jennison Growth Portfolio	5,297
PSF Small-Cap Stock Index Portfolio	2,602

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
PSF Global Portfolio	$271,627,023	$517,310,617
PSF Mid-Cap Growth Portfolio	101,090,513	93,712,386
PSF Natural Resources Portfolio	239,679,881	259,217,896
PSF PGIM 50/50 Balanced Portfolio	1,307,247,060	1,386,188,383
PSF PGIM Flexible Managed Portfolio	3,315,547,237	3,399,920,245
PSF PGIM Government Income Portfolio	60,527,213	73,137,892
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	68,151,250	48,826,627
PSF PGIM Jennison Blend Portfolio	904,940,324	1,078,235,883
PSF PGIM Jennison Focused Blend Portfolio	38,985,074	41,881,033
PSF PGIM Jennison Growth Portfolio	471,117,359	537,527,912
PSF PGIM Jennison Value Portfolio	251,783,305	298,963,484
PSF PGIM Total Return Bond Portfolio	2,342,015,665	2,190,261,850
PSF Small-Cap Stock Index Portfolio	128,692,600	136,877,149
PSF Stock Index Portfolio	137,782,942	71,644,324

B12

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

PSF Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(ww)
$ —	$ 7,489,947	$ 1,839,528	$ —	$ —	$ 5,650,419	5,650,419	$ 17,051

PGIM Core Ultra Short Bond Fund(1)(ww)
20,822,837	210,471,078	213,885,694	—	—	17,408,221	17,408,221	549,913

PGIM Institutional Money Market Fund(1)(b)(ww)
46,511,994	181,659,557	188,099,633	(7,525)	(2,941)	40,061,452	40,089,515	84,069(2)

$67,334,831	$399,620,582	$403,824,855	$(7,525)	$(2,941)	$63,120,092		$651,033

PSF Mid-Cap Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 8,340,520	$ 30,421,438	$ 35,472,826	$ —	$ —	$ 3,289,132	3,289,132	$144,341

PGIM Institutional Money Market Fund(1)(b)(wa)
45,168,695	177,017,822	178,245,282	(14,159)	2,292	43,929,368	43,960,141	53,073(2)
$53,509,215	$207,439,260	$213,718,108	$(14,159)	$2,292	$47,218,500		$197,414

PSF Natural Resources Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$8,528,614	$ 78,025,101	$82,420,434	$—	$—	$ 4,133,281	4,133,281	$136,844

PGIM Institutional Money Market Fund(1)(b)(wa)
—	23,518,917	—	—	—	23,518,917	23,535,392	688(2)
$8,528,614	$101,544,018	$82,420,434	$—	$—	$27,652,198		$137,532

PSF PGIM 50/50 Balanced Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$265,991,591	$250,461,223	$255,733,498	$ —	$ —	$260,719,316	260,719,316	$6,808,067

PGIM Institutional Money Market Fund(1)(b)(wa)
46,145,531	198,845,185	174,638,317	(10,052)	(15,807)	70,326,540	70,375,802	55,203(2)
$312,137,122	$449,306,408	$430,371,815	$(10,052)	$(15,807)	$331,045,856		$6,863,270

B13

PSF PGIM Flexible Managed Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$237,823,701	$498,004,751	$503,989,379	$ —	$ —	$231,839,073	231,839,073	$6,330,835

PGIM Institutional Money Market Fund(1)(b)(wa)
59,948,997	279,368,687	265,823,333	(11,997)	(14,396)	73,467,958	73,519,422	72,195(2)
$297,772,698	$777,373,438	$769,812,712	$(11,997)	$(14,396)	$305,307,031		$6,403,030

PSF PGIM Government Income Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$6,302,149	$22,755,760	$28,129,103	$ —	$ —	$ 928,806	928,806	$79,815

PGIM Institutional Money Market Fund(1)(b)(wa)
—	14,172,425	3,970,303	(4,197)	(1,064)	10,196,861	10,204,004	778(2)
$6,302,149	$36,928,185	$32,099,406	$(4,197)	$(1,064)	$11,125,667		$80,593

PSF PGIM High Yield Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 19,618,137	$ 48,603,719	$ 57,079,907	$ —	$ —	$11,141,949	11,141,949	$400,293

PGIM Institutional Money Market Fund(1)(b)(wa)
86,355,118	131,452,945	150,620,381	(22,771)	3,950	67,168,861	67,215,913	125,753(2)
$105,973,255	$180,056,664	$207,700,288	$(22,771)	$3,950	$78,310,810		$526,046

PSF PGIM Jennison Blend Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 80,562,662	$412,662,893	$379,143,207	$ —	$ —	$114,082,348	114,082,348	$1,717,844

PGIM Institutional Money Market Fund(1)(b)(wa)
83,770,710	445,382,843	436,405,768	(15,772)	(15,108)	92,716,905	92,781,853	297,785(2)
$164,333,372	$858,045,736	$815,548,975	$(15,772)	$(15,108)	$206,799,253		$2,015,629

B14

PSF PGIM Jennison Focused Blend Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$6,980,217	$19,745,964	$23,210,759	$—	$ —	$3,515,422	3,515,422	$128,920

PGIM Institutional Money Market Fund(1)(b)(wa)
—	28,715,730	26,570,780	—	(1,459)	2,143,491	2,144,992	12,167(2)
$6,980,217	$48,461,694	$49,781,539	$—	$(1,459)	$5,658,913		$141,087

PSF PGIM Jennison Growth Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 14,461,468	$205,459,064	$210,109,458	$ —	$ —	$ 9,811,074	9,811,074	$274,953

PGIM Institutional Money Market Fund(1)(b)(wa)
92,598,947	416,620,478	421,580,178	(16,947)	(12,625)	87,609,675	87,671,045	128,105(2)
$107,060,415	$622,079,542	$631,689,636	$(16,947)	$(12,625)	$97,420,749		$403,058

PSF PGIM Jennison Value Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$34,188,675	$153,701,470	$138,431,312	$ —	$ —	$49,458,833	49,458,833	$893,344

PGIM Institutional Money Market Fund(1)(b)(wa)
42,889,403	334,462,757	357,540,325	(11,587)	2,368	19,802,616	19,816,487	36,388(2)
$77,078,078	$488,164,227	$495,971,637	$(11,587)	$2,368	$69,261,449		$929,732

PSF PGIM Total Return Bond Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$126,191,991	$330,862,153	$391,519,796	$ —	$ —	$ 65,534,348	65,534,348	$3,960,314

PGIM Institutional Money Market Fund(1)(b)(wa)
19,608,761	98,263,340	58,152,961	(12,730)	(6,156)	59,700,254	59,742,074	31,054(2)
$145,800,752	$429,125,493	$449,672,757	$(12,730)	$(6,156)	$125,234,602		$3,991,368

B15

PSF Small-Cap Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 5,468,150	$ 52,849,641	$ 52,758,422	$ —	$ —	$ 5,559,369	5,559,369	$131,590

PGIM Institutional Money Market Fund(1)(b)(wa)
257,430,585	407,426,262	422,389,140	(53,615)	812	242,414,904	242,584,713	305,931(2)
$262,898,735	$460,275,903	$475,147,562	$(53,615)	$812	$247,974,273		$437,521

PSF Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$112,606,360	$ 136,008,450	$ 156,194,097	$ —	$ —	$ 92,420,713	92,420,713	$2,287,879

PGIM Institutional Money Market Fund(1)(b)(wa)
299,008,104	1,152,125,188	1,206,517,155	(88,801)	(20,975)	244,506,361	244,677,635	351,859(2)
$411,614,464	$1,288,133,638	$1,362,711,252	$(88,801)	$(20,975)	$336,927,074		$2,639,738

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(ww)

PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the PSF PGIM Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023

B16

SCA
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2023. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2023
PSF Global Portfolio	$90,065,692	5.90%	13	$111,214,000	$—
PSF Natural Resources Portfolio	598,667	6.16	6	2,762,000	—
PSF PGIM Government Income Portfolio	1,555,000	6.16	1	1,555,000	—
PSF PGIM Jennison Growth Portfolio	832,400	5.72	5	1,471,000	—
PSF Small-Cap Stock Index Portfolio	9,096,750	5.65	4	9,228,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2023, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF Global Portfolio–Class I	20,272,226	100.0%
PSF Global Portfolio–Class III	18,790	100.0
PSF Mid-Cap Growth Portfolio–Class I	13,812,968	100.0
PSF Mid-Cap Growth Portfolio–Class III	54,188	100.0
PSF Natural Resources Portfolio–Class I	11,417,466	100.0
PSF Natural Resources Portfolio–Class III	97,961	100.0
PSF PGIM 50/50 Balanced Portfolio–Class I	66,611,735	100.0
PSF PGIM 50/50 Balanced Portfolio–Class III	189,409	100.0
PSF PGIM Flexible Managed Portfolio–Class I	102,664,981	100.0

B17

Portfolio	Number of Shares	Percentage of Outstanding Shares
PSF PGIM Flexible Managed Portfolio–Class III	5,526,032	100.0%
PSF PGIM Government Income Portfolio–Class I	12,874,127	100.0
PSF PGIM Government Income Portfolio–Class III	302,018	100.0
PSF PGIM Government Money Market Portfolio–Class I	84,861,832	98.0
PSF PGIM Government Money Market Portfolio–Class III	14,704,122	85.4
PSF PGIM High Yield Bond Portfolio–Class I	78,291,942	99.9
PSF PGIM High Yield Bond Portfolio–Class III	1,738,104	100.0
PSF PGIM Jennison Blend Portfolio–Class I	58,943,981	100.0
PSF PGIM Jennison Blend Portfolio–Class III	15,944	100.0
PSF PGIM Jennison Focused Blend Portfolio–Class I	1,601,094	100.0
PSF PGIM Jennison Focused Blend Portfolio–Class III	12,680	100.0
PSF PGIM Jennison Growth Portfolio–Class I	22,277,501	100.0
PSF PGIM Jennison Growth Portfolio–Class III	77,173	100.0
PSF PGIM Jennison Value Portfolio–Class I	31,606,526	100.0
PSF PGIM Jennison Value Portfolio–Class III	54,248	100.0
PSF PGIM Total Return Bond Portfolio–Class I	97,599,972	99.1
PSF PGIM Total Return Bond Portfolio–Class III	846,007	100.0
PSF Small-Cap Stock Index Portfolio–Class I	20,966,599	100.0
PSF Small-Cap Stock Index Portfolio–Class III	189,133	100.0
PSF Stock Index Portfolio–Class I	63,858,711	100.0
PSF Stock Index Portfolio–Class III	302,968	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PSF Global Portfolio	2	96.8%
PSF Mid-Cap Growth Portfolio	2	99.5
PSF Natural Resources Portfolio	2	92.0
PSF PGIM 50/50 Balanced Portfolio	3	100.0
PSF PGIM Flexible Managed Portfolio	3	100.0
PSF PGIM Government Income Portfolio	2	97.1
PSF PGIM Government Money Market Portfolio	3	97.6
PSF PGIM High Yield Bond Portfolio	3	99.9
PSF PGIM Jennison Blend Portfolio	3	99.9
PSF PGIM Jennison Focused Blend Portfolio	1	39.2
PSF PGIM Jennison Growth Portfolio	2	93.4
PSF PGIM Jennison Value Portfolio	2	94.8
PSF PGIM Total Return Bond Portfolio	3	99.1
PSF Small-Cap Stock Index Portfolio	3	100.0
PSF Stock Index Portfolio	3	100.0
Unaffiliated:
PSF Global Portfolio	—	—
PSF Mid-Cap Growth Portfolio	—	—
PSF Natural Resources Portfolio	—	—
PSF PGIM 50/50 Balanced Portfolio	—	—
PSF PGIM Flexible Managed Portfolio	—	—
PSF PGIM Government Income Portfolio	—	—
PSF PGIM Government Money Market Portfolio	—	—
PSF PGIM High Yield Bond Portfolio	—	—

B18

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PSF PGIM Jennison Blend Portfolio	—	—%
PSF PGIM Jennison Focused Blend Portfolio	2	50.5
PSF PGIM Jennison Growth Portfolio	—	—
PSF PGIM Jennison Value Portfolio	—	—
PSF PGIM Total Return Bond Portfolio	—	—
PSF Small-Cap Stock Index Portfolio	—	—
PSF Stock Index Portfolio	—	—

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	243,865	$11,859,819
Portfolio shares purchased	(5,695,580)	(277,499,382)
Net increase (decrease) in shares outstanding	(5,451,715)	$(265,639,563)

Year ended December 31, 2022:
Portfolio shares sold	336,385	$16,450,500
Portfolio shares purchased	(1,339,154)	(65,018,053)
Net increase (decrease) in shares outstanding	(1,002,769)	$(48,567,553)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	5,979	$295,511
Portfolio shares purchased	(832)	(40,489)
Net increase (decrease) in shares outstanding	5,147	$255,022

Year ended December 31, 2022:
Portfolio shares sold	11,248	$580,484
Portfolio shares purchased	(902)	(44,856)
Net increase (decrease) in shares outstanding	10,346	$535,628

PSF Mid-Cap Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	456,747	$10,896,466
Portfolio shares purchased	(382,313)	(9,211,704)
Net increase (decrease) in shares outstanding	74,434	$1,684,762

Year ended December 31, 2022:
Portfolio shares sold	842,234	$20,283,654
Portfolio shares purchased	(962,246)	(23,740,002)
Net increase (decrease) in shares outstanding	(120,012)	$(3,456,348)

B19

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2023:
Portfolio shares sold	43	$927
Portfolio shares purchased	(224)	(4,831)
Net increase (decrease) in shares outstanding	(181)	$(3,904)

Year ended December 31, 2022:
Portfolio shares sold	457	$10,048
Portfolio shares purchased	(2,296)	(48,135)
Net increase (decrease) in shares outstanding	(1,839)	$(38,087)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	8,870	$213,832
Portfolio shares purchased	(3,780)	(89,840)
Net increase (decrease) in shares outstanding	5,090	$123,992

Year ended December 31, 2022:
Portfolio shares sold	29,114	$715,921
Portfolio shares purchased	(5,483)	(132,923)
Net increase (decrease) in shares outstanding	23,631	$582,998

PSF Natural Resources Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	78,316	$3,236,197
Portfolio shares purchased	(556,510)	(23,020,054)
Net increase (decrease) in shares outstanding	(478,194)	$(19,783,857)

Year ended December 31, 2022:
Portfolio shares sold	568,317	$22,147,964
Portfolio shares purchased	(892,233)	(35,110,214)
Net increase (decrease) in shares outstanding	(323,916)	$(12,962,250)

Class II:
Six months ended June 30, 2023:
Portfolio shares sold	68,080	$2,694,374
Portfolio shares purchased	(311,718)	(12,048,291)
Net increase (decrease) in shares outstanding	(243,638)	$(9,353,917)

Year ended December 31, 2022:
Portfolio shares sold	420,816	$15,496,428
Portfolio shares purchased	(350,180)	(13,067,241)
Net increase (decrease) in shares outstanding	70,636	$2,429,187

B20

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	13,001	$548,606
Portfolio shares purchased	(60,669)	(2,534,639)
Net increase (decrease) in shares outstanding	(47,668)	$(1,986,033)

Year ended December 31, 2022:
Portfolio shares sold	156,046	$6,124,088
Portfolio shares purchased	(39,030)	(1,473,471)
Net increase (decrease) in shares outstanding	117,016	$4,650,617

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	312,450	$11,143,450
Portfolio shares purchased	(2,606,256)	(92,237,727)
Net increase (decrease) in shares outstanding	(2,293,806)	$(81,094,277)

Year ended December 31, 2022:
Portfolio shares sold	445,937	$15,943,792
Portfolio shares purchased	(4,558,075)	(162,015,739)
Net increase (decrease) in shares outstanding	(4,112,138)	$(146,071,947)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	30,374	$1,051,865
Portfolio shares purchased	(40,103)	(1,406,475)
Net increase (decrease) in shares outstanding	(9,729)	$(354,610)

Year ended December 31, 2022:
Portfolio shares sold	161,137	$5,763,660
Portfolio shares purchased	(29,273)	(1,011,431)
Net increase (decrease) in shares outstanding	131,864	$4,752,229

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	261,269	$10,384,192
Portfolio shares purchased	(3,656,349)	(144,435,107)
Net increase (decrease) in shares outstanding	(3,395,080)	$(134,050,915)

Year ended December 31, 2022:
Portfolio shares sold	123,754	$4,832,257
Portfolio shares purchased	(6,614,469)	(262,771,618)
Net increase (decrease) in shares outstanding	(6,490,715)	$(257,939,361)

B21

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	25,747	$1,022,483
Shares issued in merger	5,821,122	223,240,047
Portfolio shares purchased	(419,151)	(16,590,567)
Net increase (decrease) in shares outstanding	5,427,718	$207,671,963

Year ended December 31, 2022:
Portfolio shares sold	59,627	$2,386,122
Portfolio shares purchased	(6,888)	(262,150)
Net increase (decrease) in shares outstanding	52,739	$2,123,972

PSF PGIM Government Income Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	171,794	$2,141,074
Portfolio shares purchased	(2,214,651)	(27,570,595)
Net increase (decrease) in shares outstanding	(2,042,857)	$(25,429,521)

Year ended December 31, 2022:
Portfolio shares sold	600,611	$7,713,914
Portfolio shares purchased	(1,559,673)	(19,917,289)
Net increase (decrease) in shares outstanding	(959,062)	$(12,203,375)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	113,581	$1,405,663
Portfolio shares purchased	(58,802)	(731,025)
Net increase (decrease) in shares outstanding	54,779	$674,638

Year ended December 31, 2022:
Portfolio shares sold	318,123	$4,033,440
Portfolio shares purchased	(94,133)	(1,187,152)
Net increase (decrease) in shares outstanding	223,990	$2,846,288

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	108,908,041	$1,089,080,414
Shares issued in reinvestment of dividends and distributions	2,040,315	20,403,154
Portfolio shares purchased	(104,636,208)	(1,046,362,083)
Net increase (decrease) in shares outstanding	6,312,148	$63,121,485

B22

Share Class	Shares	Amount

Year ended December 31, 2022:
Portfolio shares sold	66,612,704	$666,127,047
Shares issued in reinvestment of dividends and distributions	1,072,731	10,727,306
Portfolio shares purchased	(59,910,156)	(599,101,563)
Net increase (decrease) in shares outstanding	7,775,279	$77,752,790

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	8,596,967	$85,969,673
Shares issued in reinvestment of dividends and distributions	318,517	3,185,171
Portfolio shares purchased	(5,961,418)	(59,614,184)
Net increase (decrease) in shares outstanding	2,954,066	$29,540,660

Year ended December 31, 2022:
Portfolio shares sold	23,042,614	$230,426,139
Shares issued in reinvestment of dividends and distributions	168,048	1,680,477
Portfolio shares purchased	(23,338,502)	(233,385,015)
Net increase (decrease) in shares outstanding	(127,840)	$(1,278,399)

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	2,474,724	$15,079,879
Portfolio shares purchased	(4,474,452)	(27,280,714)
Net increase (decrease) in shares outstanding	(1,999,728)	$(12,200,835)

Year ended December 31, 2022:
Portfolio shares sold	2,625,359	$16,126,731
Portfolio shares purchased	(6,601,912)	(40,503,979)
Net increase (decrease) in shares outstanding	(3,976,553)	$(24,377,248)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	294,239	$1,790,987
Portfolio shares purchased	(125,500)	(762,916)
Net increase (decrease) in shares outstanding	168,739	$1,028,071

Year ended December 31, 2022:
Portfolio shares sold	915,127	$5,664,609
Portfolio shares purchased	(202,935)	(1,221,550)
Net increase (decrease) in shares outstanding	712,192	$4,443,059

B23

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	145,875	$11,623,713
Portfolio shares purchased	(2,215,547)	(176,802,307)
Net increase (decrease) in shares outstanding	(2,069,672)	$(165,178,594)

Year ended December 31, 2022:
Portfolio shares sold	38,022	$3,051,537
Portfolio shares purchased	(4,057,480)	(325,457,261)
Net increase (decrease) in shares outstanding	(4,019,458)	$(322,405,724)

Class II:
Six months ended June 30, 2023:
Portfolio shares purchased	(322)	$(24,695)
Net increase (decrease) in shares outstanding	(322)	$(24,695)

Year ended December 31, 2022:
Portfolio shares sold	1	$33
Portfolio shares purchased	(1,559)	(129,611)
Net increase (decrease) in shares outstanding	(1,558)	$(129,578)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	4,870	$386,779
Portfolio shares purchased	(1,281)	(102,825)
Net increase (decrease) in shares outstanding	3,589	$283,954

Year ended December 31, 2022:
Portfolio shares sold	7,025	$592,833
Portfolio shares purchased	(1,204)	(98,337)
Net increase (decrease) in shares outstanding	5,821	$494,496

PSF PGIM Jennison Focused Blend Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	41,459	$1,946,697
Portfolio shares purchased	(61,358)	(2,869,282)
Net increase (decrease) in shares outstanding	(19,899)	$(922,585)

Year ended December 31, 2022:
Portfolio shares sold	96,263	$4,493,379
Portfolio shares purchased	(144,556)	(6,708,668)
Net increase (decrease) in shares outstanding	(48,293)	$(2,215,289)

B24

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2023:
Portfolio shares sold	31,280	$1,355,202
Portfolio shares purchased	(170,930)	(7,553,197)
Net increase (decrease) in shares outstanding	(139,650)	$(6,197,995)

Year ended December 31, 2022:
Portfolio shares sold	125,490	$5,587,731
Portfolio shares purchased	(305,760)	(13,595,808)
Net increase (decrease) in shares outstanding	(180,270)	$(8,008,077)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	2,957	$138,734
Portfolio shares purchased	(334)	(15,165)
Net increase (decrease) in shares outstanding	2,623	$123,569

Year ended December 31, 2022:
Portfolio shares sold	4,040	$185,696
Portfolio shares purchased	(1,190)	(60,053)
Net increase (decrease) in shares outstanding	2,850	$125,643

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	159,758	$17,158,354
Portfolio shares purchased	(755,483)	(81,756,267)
Net increase (decrease) in shares outstanding	(595,725)	$(64,597,913)

Year ended December 31, 2022:
Portfolio shares sold	313,611	$33,566,860
Portfolio shares purchased	(1,553,298)	(171,481,409)
Net increase (decrease) in shares outstanding	(1,239,687)	$(137,914,549)

Class II:
Six months ended June 30, 2023:
Portfolio shares sold	20,297	$1,964,188
Portfolio shares purchased	(58,657)	(6,058,795)
Net increase (decrease) in shares outstanding	(38,360)	$(4,094,607)

Year ended December 31, 2022:
Portfolio shares sold	52,361	$5,487,355
Portfolio shares purchased	(145,570)	(15,190,161)
Net increase (decrease) in shares outstanding	(93,209)	$(9,702,806)

B25

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	12,576	$1,430,050
Portfolio shares purchased	(4,803)	(523,108)
Net increase (decrease) in shares outstanding	7,773	$906,942

Year ended December 31, 2022:
Portfolio shares sold	41,890	$4,609,971
Portfolio shares purchased	(4,523)	(485,060)
Net increase (decrease) in shares outstanding	37,367	$4,124,911

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	618,569	$28,028,702
Portfolio shares purchased	(1,634,955)	(72,867,137)
Net increase (decrease) in shares outstanding	(1,016,386)	$(44,838,435)

Year ended December 31, 2022:
Portfolio shares sold	429,538	$18,850,313
Portfolio shares purchased	(2,358,254)	(104,294,464)
Net increase (decrease) in shares outstanding	(1,928,716)	$(85,444,151)

Class II:
Six months ended June 30, 2023:
Portfolio shares sold	2,755	$116,445
Portfolio shares purchased	(6,116)	(263,809)
Net increase (decrease) in shares outstanding	(3,361)	$(147,364)

Year ended December 31, 2022:
Portfolio shares sold	5,398	$216,746
Portfolio shares purchased	(20,379)	(871,866)
Net increase (decrease) in shares outstanding	(14,981)	$(655,120)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	8,618	$387,393
Portfolio shares purchased	(13,566)	(602,997)
Net increase (decrease) in shares outstanding	(4,948)	$(215,604)

Year ended December 31, 2022:
Portfolio shares sold	43,368	$1,893,897
Portfolio shares purchased	(5,629)	(244,701)
Net increase (decrease) in shares outstanding	37,739	$1,649,196

B26

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	19,987,692	$276,463,126
Portfolio shares purchased	(2,810,842)	(38,470,328)
Net increase (decrease) in shares outstanding	17,176,850	$237,992,798

Year ended December 31, 2022:
Portfolio shares sold	2,801,953	$39,029,329
Shares issued in merger	3,070,515	46,303,369
Portfolio shares purchased	(7,389,182)	(105,005,255)
Net increase (decrease) in shares outstanding	(1,516,714)	$(19,672,557)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	192,800	$2,632,111
Portfolio shares purchased	(45,462)	(619,966)
Net increase (decrease) in shares outstanding	147,338	$2,012,145

Year ended December 31, 2022:
Portfolio shares sold	437,500	$6,216,910
Portfolio shares purchased	(89,681)	(1,281,404)
Net increase (decrease) in shares outstanding	347,819	$4,935,506

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	330,780	$18,130,088
Shares issued in merger	5,405,749	284,937,009
Portfolio shares purchased	(735,070)	(38,862,457)
Net increase (decrease) in shares outstanding	5,001,459	$264,204,640

Year ended December 31, 2022:
Portfolio shares sold	177,588	$9,396,593
Portfolio shares purchased	(1,189,080)	(62,957,116)
Net increase (decrease) in shares outstanding	(1,011,492)	$(53,560,523)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	27,524	$1,420,625
Portfolio shares purchased	(14,755)	(754,809)
Net increase (decrease) in shares outstanding	12,769	$665,816

Year ended December 31, 2022:
Portfolio shares sold	85,002	$4,569,926
Portfolio shares purchased	(10,558)	(557,731)
Net increase (decrease) in shares outstanding	74,444	$4,012,195

B27

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2023:
Portfolio shares sold	1,420,650	$140,565,245
Portfolio shares purchased	(1,593,560)	(156,526,785)
Net increase (decrease) in shares outstanding	(172,910)	$(15,961,540)

Year ended December 31, 2022:
Portfolio shares sold	2,300,141	$223,761,311
Portfolio shares purchased	(2,691,850)	(263,312,022)
Net increase (decrease) in shares outstanding	(391,709)	$(39,550,711)

Class III:
Six months ended June 30, 2023:
Portfolio shares sold	45,542	$4,489,052
Portfolio shares purchased	(14,059)	(1,379,827)
Net increase (decrease) in shares outstanding	31,483	$3,109,225

Year ended December 31, 2022:
Portfolio shares sold	132,110	$12,999,682
Portfolio shares purchased	(9,996)	(969,251)
Net increase (decrease) in shares outstanding	122,114	$12,030,431

9. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	X	X
Bank Loan Investments	–	–	–	–	–
Blend Style	–	–	–	–	X
Commodity	–	–	X	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	–	–	–	–
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	X	–	–
Equity and Equity-Related Securities	–	–	–	–	–
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	–	–
Expense	X	X	X	X	X
Fixed Income Securities	–	–	–	X	X
Focus	X	–	X	–	–
Foreign Investment	X	–	X	X	X
High Yield	–	–	–	X	X

B28

Risks	PSF Global Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio
Index Tracking	–	–	–	X	–
Interest Rate	–	–	–	–	–
Investment Style	X	X	–	–	–
Large Company	–	–	–	–	–
Leverage	–	X	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	–	–	–	–	–
Mid-Sized Company	–	X	–	–	–
Portfolio Turnover	–	–	X	X	X
Prepayment or Call	–	–	–	–	–
Quantitative Model	X	–	–	–	X
Real Estate	–	–	–	–	–
Regulatory	X	X	X	X	X
Small-Sized Company	–	–	X	–	–
US Government Securities	–	–	–	–	X
Yield	–	–	–	–	–

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Focused Blend Portfolio
Adjustable and Floating-Rate Securities	–	X	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	X	–	–	–	–
Bank Loan Investments	–	–	X	–	–
Blend Style	–	–	–	X	X
Commodity	–	–	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	X	–	–	–
Derivatives	X	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	X	–	–
Equity and Equity-Related Securities	–	–	X	–	–
Equity Securities	–	–	–	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	–	–
Focus	–	–	–	–	X
Foreign Investment	–	–	X	X	X
High Yield	–	–	X	–	–
Index Tracking	–	–	–	–	–
Interest Rate	–	X	–	–	–
Investment Style	–	–	–	–	–
Large Company	–	–	–	–	–
Leverage	–	–	–	–	–
Liquidity and Valuation	X	–	X	–	–

B29

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Focused Blend Portfolio
Market and Management	X	X	X	X	X
Market Capitalization	–	–	–	X	–
Mid-Sized Company	–	–	–	–	–
Portfolio Turnover	X	–	–	–	–
Prepayment or Call	–	X	–	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	X	X
Regulatory	X	X	X	X	X
Small-Sized Company	–	–	–	–	–
US Government Securities	X	X	–	–	–
Yield	–	X	–	–	–

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	X	–	–
Bank Loan Investments	–	–	X	–	–
Blend Style	–	–	–	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	X	–	–
Credit	–	–	–	–	–
Derivatives	–	–	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–
Equity and Equity-Related Securities	–	–	–	–	–
Equity Securities	X	X	–	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	–	–	X	–	–
Focus	–	–	X	–	–
Foreign Investment	X	X	X	–	–
High Yield	–	–	X	–	–
Index Tracking	–	–	–	X	X
Interest Rate	–	–	–	–	–
Investment Style	X	X	–	–	–
Large Company	–	X	–	–	X
Leverage	–	–	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Market Capitalization	X	–	–	–	–
Mid-Sized Company	–	–	–	–	–
Portfolio Turnover	–	–	X	–	–
Prepayment or Call	–	–	–	–	–

B30

Risks	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Stock Index Portfolio
Quantitative Model	–	–	–	–	–
Real Estate	–	X	–	–	–
Regulatory	X	X	X	X	X
Small-Sized Company	–	–	–	X	–
US Government Securities	–	–	–	–	–
Yield	–	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may

B31

cause the overall Portfolio to underperform the market in general, its benchmark have a notable impact on settlement performance and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants.

B32

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.”

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

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Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

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Small-Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On September 20-22, 2021, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock Corporate Bond Portfolio (“BlackRock Corporate Bond”), AST PIMCO Corporate Bond Portfolio (“PIMCO Corporate Bond”), AST Prudential Corporate Bond Portfolio (“Prudential Corporate Bond”), AST T. Rowe Price Corporate Bond Portfolio (“T. Rowe Price Corporate Bond”) and AST Western Asset Corporate Bond Portfolio (“Western Asset Corporate Bond”) (the “Merged Portfolios”) for shares of PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
BlackRock Corporate Bond	$ 9,114,989	$ 9,460,005
PIMCO Corporate Bond	9,915,524	10,205,114
Prudential Corporate Bond	11,176,973	11,586,726
T. Rowe Price Corporate Bond	7,744,789	8,003,316
Western Asset Corporate Bond	8,362,026	8,622,368

The purpose of the transaction was to combine six portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolios			Shares
BlackRock Corporate Bond			852,717
PIMCO Corporate Bond			928,846
Prudential Corporate Bond			1,080,646
T. Rowe Price Corporate Bond			759,459
Western Asset Corporate Bond			816,235
Acquiring Portfolio	Shares	Class	Value
PSF PGIM Total Return Bond Portfolio	3,070,515	I	$46,303,369

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
BlackRock Corporate Bond	$(345,016)	$9,021,658

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Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
PIMCO Corporate Bond	$(289,590)	$ 9,673,003
Prudential Corporate Bond	(409,753)	11,257,526
T. Rowe Price Corporate Bond	(258,527)	7,896,705
Western Asset Corporate Bond	(260,342)	8,454,477
Acquiring Portfolio	Class	Net Assets
PSF PGIM Total Return Bond Portfolio	I	$1,244,085,296
	III	6,070,733

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
PSF PGIM Total Return Bond Portfolio	$37,808,164	$(234,204,538)	$(196,396,374)

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock Corporate Bond $17,574, PIMCO Corporate Bond $20,230, Prudential Corporate Bond $25,681, T. Rowe Price Corporate Bond $17,718 and Western Asset Corporate Bond $18,488.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock Corporate Bond $(393,915), PIMCO Corporate Bond $(381,290), Prudential Corporate Bond $(526,669), T. Rowe Price Corporate Bond $(349,114) and Western Asset Corporate Bond $(374,895).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”), and AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”) (the “Merged Portfolios”) for shares of PSF PGIM Flexible Managed Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Prudential Flexible Multi-Strategy	$ 95,229,428	$101,172,903
T. Rowe Price Diversified Real Growth	118,897,074	121,398,225

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio			Shares
Prudential Flexible Multi-Strategy			6,656,780
T. Rowe Price Diversified Real Growth			7,305,602
Acquiring Portfolio	Shares	Class	Value
PSF PGIM Flexible Managed Portfolio	5,821,122	III	$223,240,047

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For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Prudential Flexible Multi-Strategy	$(5,943,475)	$ 99,727,888
T. Rowe Price Diversified Real Growth	(2,501,151)	123,512,159
Acquiring Portfolio	Class	Net Assets
PSF PGIM Flexible Managed Portfolio	I	$4,048,284,445
	III	3,838,041

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
PSF PGIM Flexible Managed Portfolio	$46,125,227	$391,562,958	$437,688,185

a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $22,273 and T. Rowe Price Diversified Real Growth $114,621.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Prudential Flexible Multi-Strategy $2,016,346 and T. Rowe Price Diversified Real Growth $3,905,254.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On March 14-15, 2023, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PSF Small-Cap Value Portfolio (“Small-Cap Value”) (the “Merged Portfolio”) for shares of Small-Cap Stock Index (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on June 9, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Small-Cap Value	$286,063,672	$267,361,367

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 9, 2023:

Merged Portfolio			Shares
Small-Cap Value			9,253,605
Acquiring Portfolio	Shares	Class	Value
Small-Cap Stock Index Portfolio	5,405,749	I	$284,937,009

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free

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status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Small-Cap Value	$18,702,305	$284,937,009
Acquiring Portfolio	Class	Net Assets
Small-Cap Stock Index	I	$822,088,416
	III	9,831,092

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Small-Cap Stock Index	$7,121,474	$45,203,167	$52,324,641

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Small-Cap Value $1,037,935.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Small-Cap Value $277,680.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since June 9, 2023.

11. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

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Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

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The Prudential Series Fund

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board also considered that PGIM Investments pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and PGIM Quantitative Solutions, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable) and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods and underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that PGIM Investments had contractually agreed to waive 0.012% of its management fee through June 30, 2024. Additionally, the Board noted that PGIM Investments had contractually agreed to waive 0.0345% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Mid-Cap Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its secondary benchmark index, the Russell Mid-Cap Growth Index, over the one-, three- and five-year periods and underperformed its benchmark index over the ten-year period.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.013% of its management fee through June 30, 2024

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including sub-advisory fees) and total expenses were reasonable in light of the services provided.

PSF Natural Resources Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	3rd Quartile

Actual Management Fee: 1st Quartile

Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its secondary benchmark index, the Lipper Global Natural Resources Funds Index, over the one-, three- and five-year periods, and underperformed its benchmark index over the ten-year period.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year period, and underperformed its custom benchmark index over the one-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-, three- and ten-year periods, and underperformed its custom benchmark index over the five-year period.

•

The Board noted that PGIM Investments had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.61% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Income Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period and underperformed its benchmark index over the other periods.

•

The Board considered the Manager’s assertion that the Portfolio’s recent underperformance has been isolated to the 2021 and 2022 periods due to historically large dislocations in the Treasury market. The Board also considered the Manager’s assertion that the subadviser has demonstrated a proven ability to rebound following periods of temporary underperformance noting that the Portfolio was ranked in the second quartile of its Peer Universe for calendar years 2017, 2018, and 2020.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that PGIM Investments has voluntarily agreed to limit the management fees of the Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile

Actual Management Fees: 1st Quartile

Gross Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance in 2021 and 2022 was attributable to the Portfolio’s high growth and high volatility characteristics and that periods of underperformance are generally followed by strong recoveries.

•

The Board also considered the Manager’s assertions that the subadviser is advantageously positioned versus index and/or peers when market participants reward companies with strong earnings growth, and that performance can be expected to improve when the market transitions to a recovery and expansion phase. In this respect, the Board noted that the Portfolio’s performance had improved to the first quartile of its Peer Universe for the one-year period ended March 31, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Focused Blend Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance in 2021 and 2022 was attributable to the Portfolio’s high growth and high volatility characteristics and that periods of underperformance are generally followed by strong recoveries.

•

The Board also considered the Manager’s assertions that the subadviser is advantageously positioned versus index and/or peers when market participants reward companies with strong earnings growth, and that performance can be expected to improve when the market transitions to a recovery and expansion phase. In this respect, the Board noted that the Portfolio’s performance had improved to the first quartile of its Peer Universe for the one-year period ended March 31, 2023.

•

The Board noted that at the Board’s request, PGIM Investments had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.76% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark for the ten-year period and underperformed its benchmark index over the other periods.

•

The Board considered the Manager’s assertion that the Portfolio’s underperformance in 2022 was attributable to the Portfolio’s high growth and volatility characteristics and the rising interest rate environment and that periods of underperformance are generally followed by strong recoveries.

•	The Board noted that the Portfolio outperformed or was in line with (within one basis point of) its Peer Universe median in four of the last six calendar years.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	4th Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its secondary benchmark index, the Russell 1000 Value Index, over the one-, three-, and five-year periods and underperformed its benchmark index over the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark for the three-, five- and ten-year periods and underperformed its benchmark over the one-year period.

•

The Board further considered that the Portfolio outperformed its Peer Universe median in four of the last six calendar years and that as of March 31, 2023, its three-year performance also outperformed its Peer Universe median.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five-, and ten-year periods and equaled its benchmark index over the three-year period

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Fund makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

                 The Prudential Insurance Company of America

                 751 Broad Street

                 Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise.

Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-A

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as
Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as
Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 22, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2023